UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES
Investment Company Act file number 811-10385
Pacific Life Funds
(Exact name of registrant as specified in charter)
700 Newport Center Drive, P.O. Box 7500
Newport Beach, CA 92660
(Address of principal executive offices) (Zip code)
Robin S. Yonis
Vice President and General Counsel of Pacific Life Funds
700 Newport Center Drive, P.O. Box 9000
Newport Beach, CA 92660
(Name and address of agent for service)
Copies to:
Anthony H. Zacharski, Esq.
Dechert LLP
90 State House Square
Hartford, CT 06103
Registrant’s telephone number, including area code: 949-219-6767
Date of fiscal year end: March 31
Date of reporting period: April 1, 2011 — September 30, 2011
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

As of September 30, 2011

SEMI-ANNUAL REPORT

PACIFIC LIFE FUNDS

PORT OP Money Mkt

PACIFIC LIFE FUNDS
SEMI-ANNUAL REPORT
SEPTEMBER 30, 2011
TABLE OF CONTENTS

Schedules of Investments and Notes	A-1

Financial Statements:
Statements of Assets and Liabilities	B-1
Statements of Operations	B-3
Statements of Changes in Net Assets	B-4
Financial Highlights	B-6
Notes to Financial Statements	C-1
Disclosure of Fund Expenses	D-1
Where to Go for More Information	D-3

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION CONSERVATIVE FUND
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PL Floating Rate Loan Fund ‘P’	2,887,837	$28,531,825
PL Inflation Managed Fund ‘P’	4,949,406	55,532,331
PL Managed Bond Fund ‘P’	11,019,344	118,127,367
PL Short Duration Bond Fund ‘P’	4,357,967	43,841,150
PL Comstock Fund ‘P’	1,268,402	12,696,704
PL Large-Cap Growth Fund ‘P’ *	763,371	6,175,671
PL Large-Cap Value Fund ‘P’	1,611,963	16,055,154
PL Main Street Core Fund ‘P’	723,455	6,409,809
PL Mid-Cap Equity Fund ‘P’	1,144,697	9,546,776
PL International Large-Cap Fund ‘P’	770,367	9,752,850
PL International Value Fund ‘P’	868,376	6,599,654

Total Affiliated Mutual Funds (Cost $302,754,882)		313,269,291

TOTAL INVESTMENTS - 100.0% (Cost $302,754,882)		313,269,291

OTHER ASSETS & LIABILITIES, NET - 0.0%		69,554

NET ASSETS - 100.0%		$313,338,845

Notes to Schedule of Investments

(a) As of September 30, 2011, the fund was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds		78.5%
Affiliated Equity Funds		21.5%

		100.0%
Other Assets & Liabilities, Net		0.0%

		100.0%

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE FUND
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
PL Floating Rate Loan Fund ‘P’	2,192,723	$21,664,104
PL Inflation Managed Fund ‘P’	3,769,733	42,296,408
PL Managed Bond Fund ‘P’	7,928,959	84,998,446
PL Short Duration Bond Fund ‘P’	3,048,302	30,665,917
PL Comstock Fund ‘P’	1,864,885	18,667,497
PL Growth LT Fund ‘P’ *	572,160	6,019,126
PL Large-Cap Growth Fund ‘P’ *	1,502,206	12,152,845
PL Large-Cap Value Fund ‘P’	2,524,050	25,139,534
PL Main Street Core Fund ‘P’	1,736,600	15,386,274
PL Mid-Cap Equity Fund ‘P’	1,502,677	12,532,329
PL Mid-Cap Growth Fund ‘P’	708,106	5,990,578
PL Small-Cap Value Fund ‘P’	345,680	3,055,813
PL Emerging Markets Fund ‘P’	263,715	3,077,552
PL International Large-Cap Fund ‘P’	1,283,560	16,249,869
PL International Value Fund ‘P’	1,300,281	9,882,136

Total Affiliated Mutual Funds (Cost $301,233,326)		307,778,428

TOTAL INVESTMENTS - 100.0% (Cost $301,233,326)		307,778,428

OTHER ASSETS & LIABILITIES, NET — (0.0%)		(80,424)

NET ASSETS - 100.0%		$307,698,004

Notes to Schedule of Investments

(a) As of September 30, 2011, the fund was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds		58.4%
Affiliated Equity Funds		41.6%

		100.0%
Other Assets & Liabilities, Net		(0.0)%

		100.0%

(b)	Fair Value Measurements

The following is a summary of the funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the funds’ assets and liabilities (See Note 11 in Notes to Financial Statements) as of September 30, 2011:

			Level 2	Level 3
	Total Value at	Level 1	Significant	Significant
	September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

PL Portfolio Optimization Conservative Fund
Assets
Affiliated Mutual Funds	$313,269,291	$313,269,291	$—	$—

PL Portfolio Optimization Moderate-Conservative Fund
Assets
Affiliated Mutual Funds	$307,778,428	$307,778,428	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-9

A-1

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE FUND
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PL Floating Rate Loan Fund ‘P’	4,095,947	$40,467,956
PL Inflation Managed Fund ‘P’	7,787,583	87,376,676
PL Managed Bond Fund ‘P’	12,679,790	135,927,348
PL Short Duration Bond Fund ‘P’	4,012,955	40,370,331
PL Comstock Fund ‘P’	6,483,228	64,897,112
PL Growth LT Fund ‘P’ *	3,006,089	31,624,056
PL Large-Cap Growth Fund ‘P’ *	4,843,852	39,186,763
PL Large-Cap Value Fund ‘P’	8,241,895	82,089,278
PL Main Street Core Fund ‘P’	6,350,782	56,267,927
PL Mid-Cap Equity Fund ‘P’	5,878,397	49,025,832
PL Mid-Cap Growth Fund ‘P’	1,868,923	15,811,092
PL Small-Cap Growth Fund ‘P’ *	883,510	8,110,618
PL Small-Cap Value Fund ‘P’	2,737,089	24,195,866
PL Real Estate Fund ‘P’	1,631,779	16,121,977
PL Emerging Markets Fund ‘P’	2,088,088	24,367,992
PL International Large-Cap Fund ‘P’	5,298,679	67,081,275
PL International Value Fund ‘P’	3,318,982	25,224,262

Total Affiliated Mutual Funds (Cost $811,639,205)		808,146,361

TOTAL INVESTMENTS - 100.0% (Cost $811,639,205)		808,146,361

OTHER ASSETS & LIABILITIES, NET — (0.0%)		(20,815)

NET ASSETS - 100.0%		$808,125,546

Notes to Schedule of Investments

(a) As of September 30, 2011, the fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds		62.4%
Affiliated Fixed Income Funds		37.6%

		100.0%
Other Assets & Liabilities, Net		(0.0)%

		100.0%

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE-AGGRESSIVE FUND
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PL Inflation Managed Fund ‘P’	4,122,577	$46,255,311
PL Managed Bond Fund ‘P’	4,346,499	46,594,465
PL Short Duration Bond Fund ‘P’	1,167,656	11,746,622
PL Comstock Fund ‘P’	5,305,663	53,109,686
PL Growth LT Fund ‘P’ *	3,286,595	34,574,977
PL Large-Cap Growth Fund ‘P’ *	3,518,770	28,466,849
PL Large-Cap Value Fund ‘P’	6,593,035	65,666,625
PL Main Street Core Fund ‘P’	5,943,687	52,661,067
PL Mid-Cap Equity Fund ‘P’	5,705,776	47,586,173
PL Mid-Cap Growth Fund ‘P’	2,720,857	23,018,453
PL Small-Cap Growth Fund ‘P’ *	1,297,535	11,911,369
PL Small-Cap Value Fund ‘P’	3,320,641	29,354,466
PL Real Estate Fund ‘P’	1,781,709	17,603,290
PL Emerging Markets Fund ‘P’	2,557,324	29,843,969
PL International Large-Cap Fund ‘P’	4,329,358	54,809,678
PL International Value Fund ‘P’	4,833,285	36,732,966

Total Affiliated Mutual Funds (Cost $604,488,222)		589,935,966

TOTAL INVESTMENTS - 100.0% (Cost $604,488,222)		589,935,966

OTHER ASSETS & LIABILITIES, NET - 0.0%		274,538

NET ASSETS - 100.0%		$590,210,504

Notes to Schedule of Investments

(a) As of September 30, 2011, the fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds		82.3%
Affiliated Fixed Income Funds		17.7%

		100.0%
Other Assets & Liabilities, Net		0.0%

		100.0%

(b)	Fair Value Measurements

The following is a summary of the funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the funds’ assets and liabilities (See Note 11 in Notes to Financial Statements) as of September 30, 2011:

			Level 2	Level 3
	Total Value at	Level 1	Significant	Significant
	September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

PL Portfolio Optimization Moderate Fund
Assets
Affiliated Mutual Funds	$808,146,361	$808,146,361	$—	$—

PL Portfolio Optimization Moderate-Aggressive Fund
Assets
Affiliated Mutual Funds	$589,935,966	$589,935,966	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-9

A-2

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION AGGRESSIVE FUND
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.6%

PL Managed Bond Fund ‘P’	533,910	$5,723,515
PL Comstock Fund ‘P’	1,728,072	17,297,998
PL Growth LT Fund ‘P’ *	1,075,367	11,312,860
PL Large-Cap Growth Fund ‘P’ *	1,148,073	9,287,908
PL Large-Cap Value Fund ‘P’	2,350,975	23,415,707
PL Main Street Core Fund ‘P’	2,371,171	21,008,579
PL Mid-Cap Equity Fund ‘P’	1,856,425	15,482,585
PL Mid-Cap Growth Fund ‘P’	1,332,369	11,271,840
PL Small-Cap Growth Fund ‘P’ *	1,052,616	9,663,012
PL Small-Cap Value Fund ‘P’	1,516,994	13,410,229
PL Real Estate Fund ‘P’	775,766	7,664,572
PL Emerging Markets Fund ‘P’	995,927	11,622,466
PL International Large-Cap Fund ‘P’	1,562,787	19,784,890
PL International Value Fund ‘P’	2,094,582	15,918,825

Total Affiliated Mutual Funds (Cost $191,141,090)		192,864,986

TOTAL INVESTMENTS - 100.6% (Cost $191,141,090)		192,864,986

OTHER ASSETS & LIABILITIES, NET — (0.6%)		(1,124,628)

NET ASSETS - 100.0%		$191,740,358

Notes to Schedule of Investments

(a) As of September 30, 2011, the fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds		97.6%
Affiliated Fixed Income Fund		3.0%

		100.6%
Other Assets & Liabilities, Net		(0.6)%

		100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) as of September 30, 2011:

			Level 2	Level 3
	Total Value at	Level 1	Significant	Significant
	September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets
Affiliated Mutual Funds	$192,864,986	$192,864,986	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-9

A-3

PACIFIC LIFE FUNDS
PL INCOME FUND
Schedule of Investments
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 70.7%

Consumer Discretionary - 12.6%
Comcast Corp
4.950% due 06/15/16	$1,000,000	$1,109,817
Dana Holding Corp
6.750% due 02/15/21	750,000	716,250
DIRECTV Holdings LLC
3.500% due 03/01/16	1,500,000	1,550,260
DISH DBS Corp
6.625% due 10/01/14	1,250,000	1,270,313
Hyatt Hotels Corp
3.875% due 08/15/16	1,000,000	998,505
6.875% due 08/15/19 ~	750,000	846,454
Kia Motors Corp (South Korea)
3.625% due 06/14/16 ~	750,000	746,833
McDonald’s Corp
2.625% due 01/15/22	1,000,000	996,532
NBCUniversal Media LLC
2.875% due 04/01/16	1,000,000	1,019,756
5.950% due 04/01/41	750,000	839,627
Royal Caribbean Cruises Ltd (Liberia)
6.875% due 12/01/13	750,000	759,375
The Interpublic Group of Cos Inc
6.250% due 11/15/14	1,000,000	1,060,000
The Servicemaster Co
10.750% due 07/15/15 ~	250,000	253,750
Time Warner Cable Inc
4.000% due 09/01/21	1,750,000	1,717,639
Toll Brothers Finance Corp
6.750% due 11/01/19	750,000	769,433
Toys R Us Property Co II LLC
8.500% due 12/01/17	750,000	735,000
Viacom Inc
3.500% due 04/01/17	1,000,000	1,015,594
Virgin Media Secured Finance PLC (United Kingdom)
6.500% due 01/15/18	1,000,000	1,067,500
Wynn Las Vegas LLC Wynn Las Vegas Capital Corp
7.875% due 11/01/17	1,000,000	1,052,500

		18,525,138

Consumer Staples - 4.3%

Cencosud SA (Chile)
5.500% due 01/20/21 ~	500,000	503,970
Coca-Cola Enterprises Inc
2.000% due 08/19/16	1,250,000	1,249,525
Lorillard Tobacco Co
3.500% due 08/04/16	750,000	752,360
Reynolds Group Issuer Inc
7.875% due 08/15/19 ~	250,000	242,500
8.750% due 10/15/16 ~	500,000	503,750
The Coca-Cola Co
1.800% due 09/01/16 ~	1,500,000	1,507,154
The Procter & Gamble Co
1.450% due 08/15/16	1,500,000	1,502,943

		6,262,202

Energy - 7.1%

Alpha Natural Resources Inc
6.000% due 06/01/19	500,000	468,750
Arch Coal Inc
7.000% due 06/15/19 ~	500,000	477,500
Complete Production Services Inc
8.000% due 12/15/16	250,000	251,250
Enbridge Energy Partners LP
4.200% due 09/15/21	500,000	496,218
Gazprom OAO Via Gaz Capital SA (Luxembourg)
5.092% due 11/29/15 ~	500,000	495,000
Key Energy Services Inc
6.750% due 03/01/21	500,000	483,750
Kinder Morgan Kansas Inc
5.150% due 03/01/15	500,000	507,500
Lukoil International Finance BV (Netherlands)
6.356% due 06/07/17 ~	500,000	505,000
Marathon Petroleum Corp
3.500% due 03/01/16 ~	750,000	774,499
Nabors Industries Inc
4.625% due 09/15/21 ~	1,000,000	985,115
Newfield Exploration Co
5.750% due 01/30/22	1,000,000	991,250
Occidental Petroleum Corp
1.750% due 02/15/17	1,000,000	994,506
Petrobras International Finance Co (Cayman)
5.375% due 01/27/21	750,000	765,750
Plains Exploration & Production Co
8.625% due 10/15/19	500,000	540,000
Precision Drilling Corp (Canada)
6.500% due 12/15/21 ~	100,000	99,000
TNK-BP Finance SA (Luxembourg)
6.250% due 02/02/15 ~	500,000	508,750
Weatherford International Ltd (Bermuda)
5.125% due 09/15/20	1,000,000	1,019,518

		10,363,356

Financials - 21.3%

Ally Financial Inc
8.300% due 02/12/15	1,000,000	991,250
American Honda Finance Corp
2.600% due 09/20/16 ~	1,250,000	1,257,649
American International Group Inc
4.875% due 09/15/16	1,000,000	960,354
6.400% due 12/15/20	500,000	510,945
AON Corp
3.125% due 05/27/16	1,500,000	1,502,993
Australia & New Zealand Banking Group Ltd (Australia)
2.125% due 01/10/14 ~	500,000	502,177
Bank of America Corp
5.875% due 01/05/21	500,000	468,760
Berkshire Hathaway Inc
2.200% due 08/15/16	1,500,000	1,512,564
3.750% due 08/15/21	1,500,000	1,526,730
BRE Properties Inc REIT
5.500% due 03/15/17	1,000,000	1,078,898
Camden Property Trust REIT
4.625% due 06/15/21	500,000	498,841
Capital One Financial Corp
4.750% due 07/15/21	750,000	753,802
Caterpillar Financial Services Corp
2.050% due 08/01/16	1,500,000	1,513,208
CIT Group Inc
7.000% due 05/01/14	131,995	134,801
Citigroup Inc
4.750% due 05/19/15	750,000	769,576
Daimler Finance North America LLC
2.625% due 09/15/16 ~	1,000,000	977,111
Dexus Diversified Trust (Australia)
5.600% due 03/15/21 ~	500,000	522,961
Ford Motor Credit Co LLC
7.000% due 10/01/13	500,000	526,367
FUEL Trust
3.984% due 06/15/16 ~	1,000,000	980,746
4.207% due 04/15/16 ~	500,000	498,954

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-9

A-4

PACIFIC LIFE FUNDS
PL INCOME FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
General Electric Capital Corp
2.100% due 01/07/14	$500,000	$503,439
2.950% due 05/09/16	1,000,000	1,003,919
Host Hotels & Resorts LP REIT
5.875% due 06/15/19 ~	1,000,000	960,000
6.375% due 03/15/15	500,000	500,000
JPMorgan Chase & Co
3.150% due 07/05/16	1,000,000	995,247
JPMorgan Chase Bank NA
6.000% due 10/01/17	500,000	526,709
Lincoln National Corp
4.850% due 06/24/21	500,000	483,631
Marsh & McLennan Cos Inc
4.800% due 07/15/21	500,000	525,997
5.750% due 09/15/15	500,000	557,743
Merrill Lynch & Co Inc
6.875% due 04/25/18	500,000	501,328
Morgan Stanley
3.800% due 04/29/16	500,000	461,722
5.500% due 01/26/20	500,000	460,274
National Australia Bank Ltd (Australia)
3.000% due 07/27/16 ~	500,000	502,039
New York Life Global Funding
2.450% due 07/14/16 ~	500,000	508,863
PNC Funding Corp
2.700% due 09/19/16	600,000	601,147
Raymond James Financial Inc
4.250% due 04/15/16	500,000	505,993
The Goldman Sachs Group Inc
5.350% due 01/15/16	500,000	518,146
The Progressive Corp
3.750% due 08/23/21	500,000	511,867
Toyota Motor Credit Corp
2.000% due 09/15/16	1,000,000	997,281
3.400% due 09/15/21	400,000	404,922
UDR Inc REIT
4.250% due 06/01/18	500,000	512,388
Ventas Realty LP REIT
4.750% due 06/01/21	500,000	481,799
Wells Operating Partnership II LP REIT
5.875% due 04/01/18	750,000	767,879

		31,281,020

Health Care - 0.7%

HCA Inc
6.300% due 10/01/12	500,000	507,500
Thermo Fisher Scientific Inc
3.600% due 08/15/21	500,000	520,915

		1,028,415

Industrials - 8.5%

3M Co
1.375% due 09/29/16	1,000,000	996,502
AWAS Aviation Capital Ltd (Ireland)
7.000% due 10/15/16 ~	476,000	468,860
Boeing Capital Corp
2.125% due 08/15/16	500,000	506,870
Burlington Northern Santa Fe LLC
3.450% due 09/15/21	1,000,000	1,022,019
Continental Airlines 2010-1 Class A Pass Through Trust
4.750% due 01/12/21	500,000	480,000
Delta Air Lines 2010-1 Class A Pass Through Trust
6.200% due 07/02/18	707,449	728,673
Delta Air Lines Inc
9.500% due 09/15/14 ~	1,000,000	1,035,000
Florida East Coast Railway Corp
8.125% due 02/01/17	200,000	195,000
International Lease Finance Corp
5.650% due 06/01/14	750,000	699,375
7.125% due 09/01/18 ~	1,000,000	1,008,750
Lockheed Martin Corp
2.125% due 09/15/16	1,250,000	1,245,154
4.850% due 09/15/41	250,000	264,859
Owens Corning
6.500% due 12/01/16	500,000	540,317
Ryder System Inc
3.500% due 06/01/17	500,000	519,290
Union Pacific Corp
4.750% due 09/15/41	500,000	517,149
US Airways 2011-1 Pass Through Trust ‘A’
7.125% due 10/22/23	500,000	475,000
Waste Management Inc
2.600% due 09/01/16	1,750,000	1,757,364

		12,460,182

Information Technology - 1.2%

FLIR Systems Inc
3.750% due 09/01/16	500,000	498,690
International Business Machines Corp
1.950% due 07/22/16	1,250,000	1,263,286

		1,761,976

Materials - 7.3%

APERAM (Luxembourg)
7.375% due 04/01/16 ~	500,000	442,500
ArcelorMittal (Luxembourg)
5.250% due 08/05/20	750,000	671,235
ArcelorMittal USA Inc
6.500% due 04/15/14	500,000	534,392
Ball Corp
7.125% due 09/01/16	1,000,000	1,055,000
Bemis Co Inc
4.500% due 10/15/21	1,000,000	1,015,532
Berry Plastics Corp
4.999% due 02/15/15 §	500,000	465,000
Braskem Finance Ltd (Cayman)
5.750% due 04/15/21 ~	500,000	461,300
FMG Resources August 2006 Pty Ltd (Australia)
6.375% due 02/01/16 ~	500,000	452,500
7.000% due 11/01/15 ~	500,000	467,500
International Paper Co
5.250% due 04/01/16	500,000	533,742
Inversiones CMPC SA (Chile)
4.750% due 01/19/18 ~	500,000	508,347
Quadra FNX Mining Ltd (Canada)
7.750% due 06/15/19 ~	500,000	486,250
Rio Tinto Finance USA Ltd (Australia)
2.250% due 09/20/16	1,500,000	1,499,432
Sealed Air Corp
8.125% due 09/15/19 ~	500,000	506,250
Teck Resources Ltd (Canada)
3.150% due 01/15/17	1,000,000	1,007,089
Vulcan Materials Co
6.500% due 12/01/16	750,000	692,500

		10,798,569

Telecommunication Services - 5.0%

America Movil Sab de CV (Mexico)
2.375% due 09/08/16	1,000,000	977,000
American Tower Corp
4.500% due 01/15/18	500,000	501,760
AT&T Inc
2.400% due 08/15/16	1,750,000	1,769,425

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-9

A-5

PACIFIC LIFE
FUNDS PL INCOME FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
CenturyLink Inc
5.150% due 06/15/17	$500,000	$470,334
Frontier Communications Corp
7.875% due 04/15/15	750,000	755,625
Qwest Communications International Inc
8.000% due 10/01/15	500,000	522,500
Qwest Corp
7.500% due 06/15/23	750,000	744,575
Verizon Communications Inc
3.000% due 04/01/16	1,000,000	1,047,643
4.600% due 04/01/21	500,000	554,563

		7,343,425

Utilities - 2.7%

Calpine Corp
7.250% due 10/15/17 ~	500,000	485,000
Commonwealth Edison Co
1.950% due 09/01/16	1,000,000	992,668
Dominion Resources Inc
4.900% due 08/01/41	250,000	260,552
Eskom Holdings Ltd (South Africa)
5.750% due 01/26/21 ~	250,000	255,000
Southern Co
1.950% due 09/01/16	1,000,000	997,291
The AES Corp
7.750% due 03/01/14	1,000,000	1,025,000

		4,015,511

Total Corporate Bonds & Notes (Cost $104,736,459)		103,839,794

SENIOR LOAN NOTES - 8.3%

Consumer Discretionary - 2.6%

Burger King Corp Term B
4.500% due 10/19/16 §	496,250	479,812
Capital Automotive LP Tranche B
5.000% due 03/11/17 §	986,293	943,144
Delphi Corp Term B
3.500% due 03/31/17 §	427,632	423,890
Interactive Data Corp Term B
4.500% due 02/11/18 §	498,747	481,290
Jo-Ann Stores Inc
4.750% due 03/16/18 §	498,750	465,084
Petco Animal Supplies Inc Term B (1st Lien)
4.500% due 11/30/17 §	495,000	469,734
The Neiman Marcus Group Inc
4.750% due 05/16/18 §	500,000	464,792

		3,727,746

Consumer Staples - 1.3%

NBTY Inc Term Loan B-1 due 10/01/17 ¥	500,000	486,195
Reynolds Group Holdings Inc Tranche C
6.500% due 08/09/18 §	500,000	485,209
Sprouts Farmers Markets Holdings LLC (Initial Term Loan)
6.000% due 04/18/18 §	497,500	472,625
U.S. Foodservice
5.750% due 03/31/17 §	497,500	471,795

		1,915,824

Financials - 0.3%

Nuveen Investments Inc (Extended 1st Lien)
5.819% due 05/13/17 §	500,000	465,749

Health Care - 0.7%

Capsugel Holdings US Inc due 08/01/18 ¥	1,000,000	987,813

Industrials - 2.3%

AWAS Finance Luxembourg SARL Term B
5.250% due 06/10/16 §	489,362	483,244
CSC Holdings LLC Incremental B-3 due 03/29/16 ¥	750,000	733,829
KAR Auction Services Inc
5.000% due 05/19/17 §	498,750	484,099
Nielson Finance LLC ‘C’ (Dollar Term Loan)
3.476% due 05/02/16 §	746,222	723,835
Sensus USA Inc (1st Lien)
4.752% due 05/09/17 §	497,500	478,844
Transdigm Inc
4.000% due 02/15/17 §	498,744	488,455

		3,392,306

Materials - 0.8%

Exopack LLC Term B
6.500% due 05/31/17 §	498,750	468,825
Rock-Tenn Co Term B due 05/28/18 ¥	750,000	746,094

		1,214,919

Telecommunication Services - 0.3%

Intelstat Jackson Holdings SA Tranche B
5.250% due 04/02/18 §	500,000	482,604

Total Senior Loan Notes (Cost $12,475,821)		12,186,961

U.S. TREASURY OBLIGATIONS - 10.0%

U.S. Treasury Bonds - 1.8%

3.750% due 08/15/41	2,250,000	2,630,039

U.S. Treasury Notes - 8.2%

0.125% due 08/31/13	1,000,000	997,813
0.500% due 08/15/14	1,250,000	1,254,009
0.750% due 06/15/14	1,000,000	1,010,235
1.000% due 08/31/16	1,000,000	1,003,355
1.000% due 09/30/16	1,000,000	1,002,496
1.500% due 07/31/16	1,000,000	1,027,735
1.500% due 08/31/18	1,500,000	1,509,375
1.750% due 05/31/16	2,250,000	2,341,771
2.250% due 07/31/18	1,750,000	1,849,122

		11,995,911

Total U.S. Treasury Obligations (Cost $14,386,353)		14,625,950

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-9

A-6

PACIFIC LIFE FUNDS
PL INCOME FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 0.7%

Export-Import Bank of Korea (South Korea) 3.750% due 10/20/16	$500,000	$490,523

Korea Development Bank (South Korea) 4.000% due 09/09/16	500,000	497,354

Total Foreign Government Bonds & Notes (Cost $994,692)		987,877

	Shares
SHORT-TERM INVESTMENT - 10.9%

Money Market Fund - 10.9%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	16,006,868	16,006,868

Total Short-Term Investment (Cost $16,006,868)		16,006,868

TOTAL INVESTMENTS - 100.6% (Cost $148,600,193)		147,647,450

OTHER ASSETS & LIABILITIES, NET — (0.6%)		(904,850)

NET ASSETS - 100.0%		$146,742,600

Notes to Schedule of Investments
(a)	As of September 30, 2011, the fund was diversified as a percentage of net assets as follows:

Corporate Bonds & Notes	70.7%
Short-Term Investment	10.9%
U.S. Treasury Obligations	10.0%
Senior Loan Notes	8.3%
Foreign Government Bonds & Notes	0.7%

100.6%
Other Assets & Liabilities, Net	(0.6)%

100.0%

(b)	As of September 30, 2011, the fund’s Standard & Poor’s quality ratings as a percentage of fixed income investments were as follows:

AA/U.S. Government & Agency Issues	18.7%
A	21.4%
BBB	35.2%
BB	17.3%
B	7.1%
Not Rated	0.3%

100.0%

(c)	Pursuant to the terms of the following senior loan agreement, the fund had an unfunded loan commitment of $748,125 or 0.5% of net assets as of September 30, 2011, which could be extended at the option of the borrower:

	Unfunded
	Loan		Unrealized
Borrower	Commitment	Value	Depreciation

Lamar Media Corp Term B	$748,125	$741,562	$(6,563)

(d)	Fair Value Measurements
The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) as of September 30, 2011:

			Level 2	Level 3
	Total Value at	Level 1	Significant	Significant
	September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets
Corporate Bonds & Notes	$103,839,794	$—	$102,156,121	$1,683,673
Senior Loan Notes	12,186,961	—	12,186,961	—
U.S. Treasury Obligations	14,625,950	—	14,625,950	—
Foreign Government Bonds & Notes	987,877	—	987,877	—
Short-Term Investment	16,006,868	16,006,868	—	—
Unfunded Loan Commitment	741,562	—	741,562	—

Total	$148,389,012	$16,006,868	$130,698,471	$1,683,673

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) for the six-month period ended September 30, 2011:

Corporate Bonds
& Notes
|
Value, Beginning of Period	$1,504,015
Purchases	985,000
Sales	(729,375)
Accrued Discounts (Premiums)	(2,444)
Net Realized Losses	(23,810)
Change in Net Unrealized Depreciation	(49,713)
Transfers In	—
Transfers Out	—

Value, End of Period	$1,683,673

Change in Net Unrealized Depreciation on Level 3 Investments Held at the End of Period, if Applicable	$(49,713)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-9

A-7

PACIFIC LIFE FUNDS
PL MONEY MARKET FUND
Schedule of Investments
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 100.3%

Commercial Paper - 86.0%

Air Products & Chemicals Inc
0.080% due 10/14/11	$750,000	$749,978
0.090% due 10/24/11	750,000	749,957
American Honda Finance Corp
0.160% due 10/20/11	500,000	499,958
ANZ National International Ltd (United Kingdom)
0.285% due 10/11/11	1,600,000	1,599,871
Colgate-Palmolive Co
0.030% due 10/18/11	1,000,000	999,986
Commonwealth Bank of Australia (Australia)
0.267% due 12/21/11	1,000,000	999,393
Emerson Electric Co
0.040% due 10/20/11	600,000	599,987
General Electric Capital Corp
0.160% due 10/13/11	1,200,000	1,199,936
Hewlett-Packard Co
0.140% due 10/03/11	1,000,000	999,992
Illinois Tool Works Inc
0.050% due 10/14/11	500,000	499,991
0.060% due 10/12/11	750,000	749,986
International Business Machines Corp
0.030% due 10/20/11	800,000	799,987
0.050% due 10/18/11	500,000	499,988
John Deere Credit Ltd (Australia)
0.120% due 10/06/11	750,000	749,988
Johnson & Johnson
0.070% due 11/18/11	1,700,000	1,699,841
Kreditanstalt fuer Wiederaufbau (Germany)
0.130% due 10/07/11	500,000	499,989
0.190% due 12/05/11	1,000,000	999,657
L’Oreal USA Inc
0.050% due 10/05/11	500,000	499,997
0.060% due 10/04/11	800,000	799,996
Medtronic Inc
0.100% due 11/17/11	900,000	899,883
National Rural Utilities Cooperative Finance Corp
0.100% due 10/25/11	1,000,000	999,933
Nestle Finance International Ltd (Luxembourg)
0.090% due 10/20/11	1,000,000	999,953
0.100% due 10/06/11	500,000	499,993
NetJets Inc
0.100% due 11/02/11	1,000,000	999,911
Northwestern University
0.120% due 10/12/11	750,000	749,973
0.140% due 12/23/11	500,000	499,839
Novartis Finance Corp
0.040% due 10/04/11	700,000	699,998
Philip Morris International Inc
0.060% due 10/05/11	1,250,000	1,249,992
0.070% due 10/06/11	500,000	499,995
Roche Holdings Inc
0.060% due 10/12/11	700,000	699,987
The Coca-Cola Co
0.120% due 10/21/11	1,450,000	1,449,903
The Walt Disney Co
0.070% due 11/28/11	1,000,000	999,887
Toronto-Dominion Holdings USA Inc
0.160% due 10/17/11	600,000	599,957
Toyota Motor Credit Corp
0.250% due 12/09/11	1,000,000	999,521
United Technologies Corp
0.060% due 10/24/11	1,100,000	1,099,958
Wal-Mart Stores Inc
0.060% due 10/14/11	500,000	499,989

		30,647,150

U.S. Treasury Bills - 14.0%
0.011% due 12/01/11	2,000,000	1,999,963
0.040% due 11/10/11	2,000,000	1,999,911
0.060% due 03/08/12	1,000,000	999,735

		4,999,609

	Shares
Money Market Fund - 0.3%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	89,866	89,866

Total Short-Term Investments (Amortized Cost $35,736,625)		35,736,625

TOTAL INVESTMENTS - 100.3% (Amortized Cost $35,736,625)		35,736,625

OTHER ASSETS & LIABILITIES, NET — (0.3%)		(89,680)

NET ASSETS - 100.0%		$35,646,945

Notes to Schedule of Investments
(a)	As of September 30, 2011, the fund was diversified as a percentage of net assets as follows:

Commercial Paper	86.0%
U.S. Treasury Bills	14.0%
Money Market Fund	0.3%

100.3%
Other Assets & Liabilities, Net	(0.3%)

100.0%

(b)	As of September 30, 2011, the fund’s Standard & Poor’s quality ratings as a percentage of fixed income investments were as follows:

A-1 (Short-term Debt Only)	100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) as of September 30, 2011:

			Level 2	Level 3
	Total Value at	Level 1	Significant	Significant
	September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets
Short-Term Investments	$35,736,625	$89,866	$35,646,759	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-9

A-8

PACIFIC LIFE FUNDS
Schedule of Investments (Continued)
Explanation of Symbols and Terms
September 30, 2011 (Unaudited)
Explanation of Symbols:

*	Non-income producing investments.

~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.

§	Variable rate investments. The rate shown is based on the latest available information as of September 30, 2011. For Senior Loan Notes, the rate shown may represent a weighted average interest rate.

¥	Unsettled position. Contract rates do not take effect until settlement date.
Abbreviation:
REIT Real Estate Investment Trust

See Notes to Financial Statements

A-9

PACIFIC LIFE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2011 (Unaudited)

	PL Portfolio Optimization Funds
		Moderate-		Moderate-		PL Income	PL Money Market
	Conservative Fund	Conservative Fund	Moderate Fund	Aggressive Fund	Aggressive Fund	Fund	Fund

ASSETS
Investments, at cost	$302,754,882	$301,233,326	$811,639,205	$604,488,222	$191,141,090	$148,600,193	$35,736,625

Investments in affiliated mutual funds, at value	$313,269,291	$307,778,428	$808,146,361	$589,935,966	$192,864,986	$—	$—
Investments, at value	—	—	—	—	—	147,647,450	35,736,625
Cash	—	—	—	—	—	38,710	—
Receivables:
Dividends and interest	—	—	—	—	—	1,213,608	—
Fund shares sold	1,460,521	1,502,856	2,668,508	1,865,896	426,698	3,718,442	128,762
Securities sold	—	—	—	—	—	2,212,238	—
Due from adviser	32,424	31,811	82,383	66,045	26,621	44,713	6,857
Prepaid expenses and other assets	5,824	14,258	40,007	30,368	9,146	94,481	18,726

Total Assets	314,768,060	309,327,353	810,937,259	591,898,275	193,327,451	154,969,642	35,890,970

LIABILITIES
Payables:
Fund shares redeemed	801,739	949,353	2,161,112	873,476	1,332,629	827,256	221,792
Securities purchased	423,663	474,493	91,863	386,265	106,283	7,202,510	—
Income distributions	—	—	—	—	—	64,684	—
Accrued advisory fees	51,561	51,262	136,962	100,638	33,357	55,527	—
Accrued administration fees	38,671	38,446	102,721	75,479	25,018	27,331	—
Accrued support service expenses	12,381	12,580	35,932	27,768	9,709	312	896
Accrued custodian fees and expenses	3,616	3,616	3,617	3,616	3,616	14,377	6,340
Accrued transfer agency out-of-pocket expenses	20,946	23,027	67,607	56,904	19,963	3,742	3,264
Accrued legal, audit and tax service fees	29,339	29,322	83,648	65,884	23,544	7,001	4,213
Accrued trustees’ fees and expenses and deferred compensation	2,235	2,794	8,610	7,652	2,900	164	3,796
Accrued distribution and/or service fees	27,504	26,232	69,254	50,908	16,043	4,948	507
Accrued other	17,560	18,224	50,387	39,181	14,031	12,627	3,217
Unfunded loan commitment depreciation	—	—	—	—	—	6,563	—

Total Liabilities	1,429,215	1,629,349	2,811,713	1,687,771	1,587,093	8,227,042	244,025

NET ASSETS	$313,338,845	$307,698,004	$808,125,546	$590,210,504	$191,740,358	$146,742,600	$35,646,945

See Notes to Financial Statements

B-1

PACIFIC LIFE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2011 (Unaudited)

	PL Portfolio Optimization Funds
		Moderate-		Moderate-		PL Income	PL Money Market
	Conservative Fund	Conservative Fund	Moderate Fund	Aggressive Fund	Aggressive Fund	Fund	Fund

NET ASSETS CONSIST OF:
Paid-in capital	$306,654,268	$312,431,260	$849,023,048	$656,443,174	$230,509,138	$146,725,869	$35,650,763
Undistributed/accumulated net investment income (loss)	(1,485,512)	(995,539)	(2,027,285)	(1,398,824)	(483,508)	14,927	(3,702)
Undistributed/accumulated net realized gain (loss)	(2,344,320)	(10,282,819)	(35,377,373)	(50,281,590)	(40,009,168)	961,110	(116)
Net unrealized appreciation (depreciation) on investments	10,514,409	6,545,102	(3,492,844)	(14,552,256)	1,723,896	(959,306)	—

NET ASSETS	$313,338,845	$307,698,004	$808,125,546	$590,210,504	$191,740,358	$146,742,600	$35,646,945

Class A Shares:
Net Assets	$143,393,184	$144,887,859	$397,693,669	$287,574,822	$99,522,882	$87,525,587	$35,646,945
Shares of beneficial interest outstanding	13,575,617	13,737,644	37,089,792	27,495,067	9,684,987	8,552,155	35,657,903
Net Asset Value per share*	$10.56	$10.55	$10.72	$10.46	$10.28	$10.23	$1.00
Sales Charge (1)	0.61	0.61	0.62	0.61	0.60	0.45	—

Maximum offering price per share	$11.17	$11.16	$11.34	$11.07	$10.88	$10.68	$1.00

Class B Shares:
Net Assets	$25,506,089	$31,219,237	$92,127,296	$77,847,040	$26,131,990
Shares of beneficial interest outstanding	2,444,973	2,995,325	8,691,638	7,555,914	2,618,998
Net Asset Value and offering price per share*	$10.43	$10.42	$10.60	$10.30	$9.98

Class C Shares:
Net Assets	$134,426,333	$115,062,811	$295,928,108	$206,948,840	$60,984,767	$16,239,995
Shares of beneficial interest outstanding	12,895,345	11,042,025	27,961,275	20,139,001	6,112,481	1,584,644
Net Asset Value and offering price per share*	$10.42	$10.42	$10.58	$10.28	$9.98	$10.25

Class R Shares:
Net Assets	$10,013,239	$16,528,097	$22,376,473	$17,839,802	$5,100,719
Shares of beneficial interest outstanding	952,324	1,573,788	2,096,378	1,711,318	500,664
Net Asset Value per share	$10.51	$10.50	$10.67	$10.42	$10.19

Class I Shares:
Net Assets						$42,977,018
Shares of beneficial interest outstanding						4,197,072
Net Asset Value per share						$10.24

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

(1)	The PL Portfolio Optimization Funds are subject to a maximum 5.50% front-end sales charge, the PL Income Fund is subject to a maximum 4.25% front-end sales charge, and the PL Money Market Fund is not subject to a front-end sales charge.
See Notes to Financial Statements

B-2

PACIFIC LIFE FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2011 (Unaudited)

	PL Portfolio Optimization Funds
		Moderate-		Moderate-		PL Income	PL Money Market
	Conservative Fund	Conservative Fund	Moderate Fund	Aggressive Fund	Aggressive Fund	Fund	Fund

INVESTMENT INCOME
Dividends from mutual fund investments	$—	$—	$—	$—	$—	$1	$—
Interest	—	—	—	—	—	1,866,102	24,769
Other	—	—	—	—	—	1,718	—

Total Investment Income	—	—	—	—	—	1,867,821	24,769

EXPENSES
Advisory fees	301,155	304,998	855,634	646,359	222,229	227,012	37,255
Administration fees	225,866	228,748	641,726	484,770	166,672	97,221	55,883
Support services expenses	26,801	27,549	78,713	61,284	21,537	10,319	6,571
Custodian fees and expenses	4,342	4,342	4,342	4,342	4,342	15,209	7,712
Shareholder report expenses	20,488	20,828	59,514	46,597	16,472	11,984	2,880
Distribution and/or service fees (1)
Class A	175,643	180,635	518,720	389,363	142,858	44,398	46,569
Class B	120,614	154,064	481,772	426,732	150,415	—	—
Class C	635,987	568,360	1,598,034	1,153,966	360,306	16,522	—
Class R	23,302	40,014	61,744	46,823	14,496	—	—
Transfer agency out-of-pocket expenses	45,057	48,553	142,835	119,642	41,467	7,891	4,662
Registration fees	46,416	37,706	60,502	50,420	36,347	28,490	13,341
Legal, audit and tax service fees	30,120	30,731	87,757	68,550	24,196	8,284	4,159
Trustees’ fees and expenses	6,943	7,037	20,086	15,737	5,576	1,530	974
Offering expenses	—	—	—	—	—	91,748	—
Other	13,409	12,216	31,574	25,993	9,867	10,117	4,150

Total Expenses	1,676,143	1,665,781	4,642,953	3,540,578	1,216,780	570,725	184,156
Advisory Fee Waiver (2)	—	—	—	—	—	—	(37,255)
Adviser Reimbursement and/or Administrator Fee Reduction (2)	(192,172)	(188,544)	(486,051)	(392,549)	(159,789)	(214,689)	(100,332)
Distribution and/or Service Fees Waiver (2)	—	—	—	—	—	—	(21,797)

Net Expenses	1,483,971	1,477,237	4,156,902	3,148,029	1,056,991	356,036	24,772

NET INVESTMENT INCOME (LOSS)	(1,483,971)	(1,477,237)	(4,156,902)	(3,148,029)	(1,056,991)	1,511,785	(3)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions in affiliated mutual funds	1,003,496	(311,752)	(361,839)	(731,716)	(616,057)	—	—
Investment security transactions	20	20	57	45	16	466,709	(150)

Net Realized Gain (Loss)	1,003,516	(311,732)	(361,782)	(731,671)	(616,041)	466,709	(150)

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities in affiliated mutual funds	(9,421,011)	(19,269,582)	(84,772,809)	(87,171,525)	(37,130,080)	—	—
Investment securities	—	—	—	—	—	(1,072,167)	—
Unfunded loan commitments	—	—	—	—	—	(6,563)	—

Change in Net Unrealized Appreciation (Depreciation)	(9,421,011)	(19,269,582)	(84,772,809)	(87,171,525)	(37,130,080)	(1,078,730)	—

NET LOSS	(8,417,495)	(19,581,314)	(85,134,591)	(87,903,196)	(37,746,121)	(612,021)	(150)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(9,901,466)	$(21,058,551)	$(89,291,493)	$(91,051,225)	$(38,803,112)	$899,764	$(153)

(1)	See Notes 1 and 3 in Notes to Financial Statements.

(2)	See Note 5 in Notes to Financial Statements.
See Notes to Financial Statements

B-3

PACIFIC LIFE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	PL Portfolio Optimization		PL Portfolio Optimization		PL Portfolio Optimization		PL Portfolio Optimization
	Conservative Fund		Moderate-Conservative Fund		Moderate Fund		Moderate-Aggressive Fund
	Six-Month		Six-Month		Six-Month		Six-Month
	Period Ended		Period Ended		Period Ended		Period Ended
	September 30, 2011 (1)	Year Ended March 31, 2011	September 30, 2011 (1)	Year Ended March 31, 2011	September 30, 2011 (1)	Year Ended March 31, 2011	September 30, 2011 (1)	Year Ended March 31, 2011
OPERATIONS
Net investment income (loss)	$(1,483,971)	$2,426,963	$(1,477,237)	$1,742,933	$(4,156,902)	$3,443,119	$(3,148,029)	$1,257,765
Net realized gain (loss)	1,003,516	5,614,508	(311,732)	1,177,208	(361,782)	(4,722,550)	(731,671)	(7,062,030)
Net change in unrealized appreciation (depreciation)	(9,421,011)	9,101,884	(19,269,582)	18,241,955	(84,772,809)	77,730,242	(87,171,525)	79,657,093

Net Increase (Decrease) in Net Assets Resulting from Operations	(9,901,466)	17,143,355	(21,058,551)	21,162,096	(89,291,493)	76,450,811	(91,051,225)	73,852,828

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	(3,593,206)	—	(2,708,809)	—	(5,861,904)	—	(3,198,720)
Class B	—	(479,073)	—	(453,971)	—	(947,544)	—	(413,315)
Class C	—	(2,524,717)	—	(1,680,826)	—	(3,190,968)	—	(1,199,785)
Class R	—	(227,648)	—	(297,015)	—	(392,225)	—	(140,419)

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	—	(6,824,644)	—	(5,140,621)	—	(10,392,641)	—	(4,952,239)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
B-4 Class A	45,287,822	104,781,421	42,557,091	80,784,715	113,978,344	185,986,071	67,160,334	121,425,845
Class B	5,694,252	12,759,957	7,144,872	12,279,576	17,074,021	33,183,939	12,149,598	22,860,115
Class C	44,043,815	88,154,402	27,493,108	55,590,836	60,368,036	123,838,803	31,369,858	65,553,149
Class R	3,011,814	4,081,989	5,070,308	7,703,990	6,596,634	11,894,550	5,212,461	7,156,992
Dividends and distribution reinvestments
Class A	—	2,892,117	—	2,437,411	—	5,379,578	—	2,983,736
Class B	—	427,599	—	424,066	—	899,819	—	398,886
Class C	—	2,127,507	—	1,479,706	—	2,904,360	—	1,118,086
Class R	—	227,284	—	297,015	—	391,387	—	140,419
Cost of shares repurchased
Class A	(27,833,719)	(51,195,607)	(20,812,050)	(36,084,313)	(58,509,410)	(84,457,616)	(37,524,284)	(80,660,446)
Class B	(1,619,586)	(5,031,808)	(2,143,104)	(5,109,134)	(6,714,021)	(14,909,440)	(5,872,246)	(17,358,312)
Class C	(22,638,200)	(44,764,772)	(11,806,796)	(20,738,361)	(39,152,058)	(54,487,355)	(22,545,389)	(51,398,155)
Class R	(1,576,181)	(3,774,101)	(2,723,701)	(4,035,851)	(5,394,220)	(15,183,105)	(1,962,694)	(3,961,554)

Net Increase in Net Assets from Capital Share Transactions	44,370,017	110,685,988	44,779,728	95,029,656	88,247,326	195,440,991	47,987,638	68,258,761

NET INCREASE (DECREASE) IN NET ASSETS	34,468,551	121,004,699	23,721,177	111,051,131	(1,044,167)	261,499,161	(43,063,587)	137,159,350

NET ASSETS
Beginning of Year or Period	278,870,294	157,865,595	283,976,827	172,925,696	809,169,713	547,670,552	633,274,091	496,114,741

End of Year or Period	$313,338,845	$278,870,294	$307,698,004	$283,976,827	$808,125,546	$809,169,713	$590,210,504	$633,274,091

Undistributed/Accumulated Net Investment Income (Loss)	$(1,485,512)	$(1,541)	$(995,539)	$481,698	$(2,027,285)	$2,129,617	$(1,398,824)	$1,749,205

(1)	Unaudited.
See Notes to Financial Statements

B-4

PACIFIC LIFE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Portfolio Optimization		PL Income		PL Money Market
	Aggressive Fund		Fund(1)		Fund
	Six-Month		Six-Month		Six-Month
	Period Ended		Period Ended		Period Ended
	September 30,	Year Ended	September 30,	Period Ended	September 30,	Year Ended
	2011(2)	March 31, 2011	2011(2)	March 31, 2011	2011(2)	March 31, 2011

OPERATIONS
Net investment income (loss)	$(1,056,991)	$161,068	$1,511,785	$459,207	$(3)	$(34)
Net realized gain (loss)	(616,041)	(5,865,275)	466,709	501,867	(150)	34
Net change in unrealized appreciation (depreciation)	(37,130,080)	36,869,932	(1,078,730)	119,424	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(38,803,112)	31,165,725	899,764	1,080,498	(153)	—

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	(653,565)	(619,967)	(23,783)	—	—
Class B	—	(139,088)	—	—	—	—
Class C	—	(314,226)	(54,099)	—	—	—
Class R	—	(27,172)	—	—	—	—
Class I	—	—	(829,067)	(437,607)	—	—

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	—	(1,134,051)	(1,503,133)	(461,390)	—	—

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	17,957,593	38,968,570	88,368,300	5,581,764	27,536,823	88,260,849
Class B	2,627,089	6,508,358	—	—	—	—
Class C	12,641,165	30,970,677	16,837,586	—	—	—
Class R	1,725,134	2,314,952	—	—	—	—
Class I	—	—	340,135	50,161,102	—	—
Dividends and distribution reinvestments
Class A	—	628,094	401,089	16,590	—	—
Class B	—	133,256	—	—	—	—
Class C	—	294,024	42,710	—	—	—
Class R	—	27,172	—	—	—	—
Class I	—	—	829,067	437,607	—	—
Cost of shares repurchased
Class A	(13,010,227)	(39,713,135)	(5,626,742)	(285,716)	(30,332,246)	(84,487,252)
Class B	(1,804,118)	(8,809,245)	—	—	—	—
Class C	(14,527,814)	(33,444,485)	(454,969)	—	—	—
Class R	(1,165,187)	(1,932,830)	—	—	—	—
Class I	—	—	(9,921,662)	—	—	—

Net Increase (Decrease) in Net Assets from Capital Share Transactions	4,443,635	(4,054,592)	90,815,514	55,911,347	(2,795,423)	3,773,597

NET INCREASE (DECREASE) IN NET ASSETS	(34,359,477)	25,977,082	90,212,145	56,530,455	(2,795,576)	3,773,597

NET ASSETS
Beginning of Year or Period	226,099,835	200,122,753	56,530,455	—	38,442,521	34,668,924

End of Year or Period	$191,740,358	$226,099,835	$146,742,600	$56,530,455	$35,646,945	$38,442,521

Undistributed/Accumulated Net Investment Income (Loss)	$(483,508)	$573,483	$14,927	$6,275	$(3,702)	$(3,699)

(1)	Operations commenced on December 31, 2010.

(2)	Unaudited.
See Notes to Financial Statements

B-5

PACIFIC LIFE FUNDS
FINANCIAL HIGHLIGHTS
Selected per share, ratios and supplemental data for each year or period ended were as follows:

			Investment Activities			Distributions				Ratios/Supplemental Data
												Ratios of	Ratios of	Ratios of
												Expenses	Expenses	Net
		Net Asset		Net					Net		Net Assets,	Before	After	Investment
		Value,	Net	Realized		Distributions	Distributions		Asset		End of	Expense	Expense	Income
		Beginning	Investment	and	Total from	from Net	from		Value, End		Year or	Reductions	Reductions	(Loss) to	Portfolio
		of Year or	Income	Unrealized	Investment	Investment	Capital	Total	of Year	Total	Period	to Average Net	to Average Net	Average Net	Turnover
For the Year or Period Ended		Period	(Loss) (1)	Gain (Loss)	Activities	Income	Gains	Distributions	or Period	Returns (2)	(in thousands)	Assets (3)	Assets (3), (4)	Assets (3)	Rates

PL Portfolio Optimization Conservative Fund
Class A:	4/1/2011 - 9/30/2011 (5)	$10.87	$(0.03)	$(0.28)	$(0.37)	$—	$—	$—	$10.56	(2.85)%	$143,393	0.73%	0.60%	(0.60)%	7.12%
	4/1/2010 - 3/31/2011	10.41	0.15	0.63	0.78	(0.32)	—	(0.32)	10.87	7.60%	130,249	0.78%	0.53%	1.43%	18.42%
	4/1/2009 - 3/31/2010	8.84	0.32	1.59	1.91	(0.31)	(0.03)	(0.34)	10.41	21.67%	68,938	0.95%	0.20%	3.20%	20.50%
	4/1/2008 - 3/31/2009	10.55	0.37	(1.50)	(1.13)	(0.55)	(0.03)	(0.58)	8.84	(10.78)%	32,817	0.95%	0.16%	3.91%	26.41%
	4/1/2007 - 3/31/2008	10.51	0.34	0.19	0.53	(0.35)	(0.14)	(0.49)	10.55	5.15%	24,003	0.94%	0.00%	3.20%	43.30%
	4/1/2006 - 3/31/2007	10.34	0.29	0.33	0.62	(0.28)	(0.17)	(0.45)	10.51	6.12%	11,730	1.37%	0.02%	2.77%	35.84%
Class B:	4/1/2011 - 9/30/2011 (5)	$10.78	$(0.07)	$(0.28)	$(0.35)	$—	$—	$—	$10.43	(3.25)%	$25,506	1.48%	1.35%	(1.35)%	7.12%
	4/1/2010 - 3/31/2011	10.34	0.07	0.63	0.70	(0.26)	—	(0.26)	10.78	6.80%	22,282	1.53%	1.27%	0.68%	18.42%
	4/1/2009 - 3/31/2010	8.77	0.24	1.60	1.84	(0.24)	(0.03)	(0.27)	10.34	21.07%	13,336	1.70%	0.95%	2.45%	20.50%
	4/1/2008 - 3/31/2009	10.49	0.30	(1.50)	(1.20)	(0.49)	(0.03)	(0.52)	8.77	(11.51)%	8,306	1.70%	0.91%	3.16%	26.41%
	4/1/2007 - 3/31/2008	10.46	0.26	0.19	0.45	(0.28)	(0.14)	(0.42)	10.49	4.42%	4,895	1.69%	0.75%	2.45%	43.30%
	4/1/2006 - 3/31/2007	10.30	0.23	0.33	0.56	(0.23)	(0.17)	(0.40)	10.46	5.52%	2,822	1.93%	0.58%	2.20%	35.84%
Class C:	4/1/2011 - 9/30/2011 (5)	$10.77	$(0.07)	$(0.28)	$(0.35)	$—	$—	$—	$10.42	(3.25)%	$134,426	1.48%	1.35%	(1.35)%	7.12%
	4/1/2010 - 3/31/2011	10.33	0.07	0.63	0.70	(0.26)	—	(0.26)	10.77	6.81%	117,458	1.53%	1.27%	0.68%	18.42%
	4/1/2009 - 3/31/2010	8.76	0.24	1.61	1.85	(0.25)	(0.03)	(0.28)	10.33	21.14%	67,620	1.70%	0.95%	2.45%	20.50%
	4/1/2008 - 3/31/2009	10.49	0.30	(1.51)	(1.21)	(0.49)	(0.03)	(0.52)	8.76	(11.63)%	37,659	1.70%	0.91%	3.16%	26.41%
	4/1/2007 - 3/31/2008	10.45	0.26	0.20	0.46	(0.28)	(0.14)	(0.42)	10.49	4.48%	25,841	1.69%	0.75%	2.45%	43.30%
	4/1/2006 - 3/31/2007	10.29	0.23	0.33	0.56	(0.23)	(0.17)	(0.40)	10.45	5.55%	16,322	1.93%	0.58%	2.20%	35.84%
Class R:	4/1/2011 - 9/30/2011 (5)	$10.83	$(0.05)	$(0.27)	$(0.32)	$—	$—	$—	$10.51	(2.86)%	$10,013	0.98%	0.85%	(0.85)%	7.12%
	4/1/2010 - 3/31/2011	10.38	0.13	0.61	0.74	(0.29)	—	(0.29)	10.83	7.25%	8,881	1.03%	0.75%	1.20%	18.42%
	4/1/2009 - 3/31/2010	8.81	0.29	1.60	1.89	(0.29)	(0.03)	(0.32)	10.38	21.53%	7,972	1.20%	0.45%	2.95%	20.50%
	4/1/2008 - 3/31/2009	10.53	0.34	(1.50)	(1.16)	(0.53)	(0.03)	(0.56)	8.81	(11.07)%	3,197	1.20%	0.41%	3.66%	26.41%
	4/1/2007 - 3/31/2008	10.50	0.31	0.19	0.50	(0.33)	(0.14)	(0.47)	10.53	4.90%	1,629	1.19%	0.25%	2.95%	43.30%
	4/1/2006 - 3/31/2007	10.33	0.28	0.34	0.62	(0.28)	(0.17)	(0.45)	10.50	6.13%	216	1.43%	0.10%	2.68%	35.84%
PL Portfolio Optimization Moderate-Conservative Fund
Class A:	4/1/2011 - 9/30/2011 (5)	$11.25	$(0.03)	$(0.67)	$(0.70)	$—	$—	$—	$10.55	(6.22)%	$144,888	0.72%	0.60%	(0.60)%	4.94%
	4/1/2010 - 3/31/2011	10.54	0.12	0.87	0.99	(0.28)	—	(0.28)	11.25	9.53%	132,919	0.78%	0.52%	1.16%	9.61%
	4/1/2009 - 3/31/2010	8.36	0.26	2.19	2.45	(0.27)	—	(0.27)	10.54	29.60%	78,160	0.95%	0.20%	2.58%	10.42%
	4/1/2008 - 3/31/2009	10.96	0.30	(2.36)	(2.06)	(0.44)	(0.10)	(0.54)	8.36	(19.15)%	39,518	0.92%	0.14%	3.10%	31.68%
	4/1/2007 - 3/31/2008	11.21	0.28	(0.01)	0.27	(0.34)	(0.18)	(0.52)	10.96	2.31%	50,389	0.82%	0.00%	2.50%	10.38%
	4/1/2006 - 3/31/2007	10.87	0.23	0.61	0.84	(0.25)	(0.25)	(0.50)	11.21	7.93%	36,345	1.18%	0.01%	2.13%	18.25%
Class B:	4/1/2011 - 9/30/2011 (5)	$11.17	$(0.07)	$(0.68)	$(0.75)	$—	$—	$—	$10.42	(6.71)%	$31,219	1.47%	1.35%	(1.35)%	4.94%
	4/1/2010 - 3/31/2011	10.47	0.04	0.87	0.91	(0.21)	—	(0.21)	11.17	8.78%	28,411	1.53%	1.27%	0.41%	9.61%
	4/1/2009 - 3/31/2010	8.30	0.18	2.20	2.38	(0.21)	—	(0.21)	10.47	28.87%	19,202	1.70%	0.95%	1.83%	10.42%
	4/1/2008 - 3/31/2009	10.89	0.23	(2.36)	(2.13)	(0.36)	(0.10)	(0.46)	8.30	(19.85)%	11,943	1.67%	0.89%	2.35%	31.68%
	4/1/2007 - 3/31/2008	11.15	0.20	(0.02)	0.18	(0.26)	(0.18)	(0.44)	10.89	1.53%	15,092	1.57%	0.75%	1.75%	10.38%
	4/1/2006 - 3/31/2007	10.82	0.17	0.61	0.78	(0.20)	(0.25)	(0.45)	11.15	7.39%	12,098	1.75%	0.58%	1.56%	18.25%
Class C:	4/1/2011 - 9/30/2011 (5)	$11.16	$(0.07)	$(0.67)	$(0.74)	$—	$—	$—	$10.42	(6.63)%	$115,063	1.47%	1.35%	(1.35)%	4.94%
	4/1/2010 - 3/31/2011	10.47	0.04	0.86	0.90	(0.21)	—	(0.21)	11.16	8.71%	107,411	1.53%	1.27%	0.41%	9.61%
	4/1/2009 - 3/31/2010	8.30	0.18	2.20	2.38	(0.21)	—	(0.21)	10.47	28.87%	65,086	1.70%	0.95%	1.83%	10.42%
	4/1/2008 - 3/31/2009	10.89	0.22	(2.35)	(2.13)	(0.36)	(0.10)	(0.46)	8.30	(19.84)%	40,640	1.67%	0.89%	2.35%	31.68%
	4/1/2007 - 3/31/2008	11.16	0.20	(0.02)	0.18	(0.27)	(0.18)	(0.45)	10.89	1.51%	48,205	1.57%	0.75%	1.75%	10.38%
	4/1/2006 - 3/31/2007	10.83	0.17	0.61	0.78	(0.20)	(0.25)	(0.45)	11.16	7.38%	30,464	1.75%	0.58%	1.56%	18.25%

See Notes to Financial Statements	See explanation of references on B-9

B-6

PACIFIC LIFE FUNDS
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

			Investment Activities			Distributions				Ratios/Supplemental Data
												Ratios of	Ratios of	Ratios of
												Expenses	Expenses	Net
		Net Asset		Net					Net		Net Assets,	Before	After	Investment
		Value,	Net	Realized		Distributions	Distributions		Asset		End of	Expense	Expense	Income
		Beginning	Investment	and	Total from	from Net	from		Value, End		Year or	Reductions	Reductions	(Loss) to	Portfolio
		of Year or	Income	Unrealized	Investment	Investment	Capital	Total	of Year	Total	Period	to Average Net	to Average Net	Average Net	Turnover
For the Year or Period Ended		Period	(Loss) (1)	Gain (Loss)	Activities	Income	Gains	Distributions	or Period	Returns (2)	(in thousands)	Assets (3)	Assets (3), (4)	Assets (3)	Rates

PL Portfolio Optimization Moderate-Conservative Fund (Continued)
Class R:	4/1/2011 - 9/30/2011 (5)	$11.22	$(0.05)	$(0.67)	$(0.72)	$—	$—	$—	$10.50	(6.42)%	$16,528	0.97%	0.85%	(0.85)%	4.94%
	4/1/2010 - 3/31/2011	10.51	0.10	0.86	0.96	(0.25)	—	(0.25)	11.22	9.32%	15,236	1.03%	0.76%	0.91%	9.61%
	4/1/2009 - 3/31/2010	8.34	0.23	2.20	2.43	(0.26)	—	(0.26)	10.51	29.32%	10,478	1.20%	0.45%	2.33%	10.42%
	4/1/2008 - 3/31/2009	10.94	0.27	(2.36)	(2.09)	(0.41)	(0.10)	(0.51)	8.34	(19.36)%	4,957	1.17%	0.39%	2.85%	31.68%
	4/1/2007 - 3/31/2008	11.20	0.25	(0.01)	0.24	(0.32)	(0.18)	(0.50)	10.94	2.03%	3,031	1.07%	0.25%	2.25%	10.38%
	4/1/2006 - 3/31/2007	10.87	0.22	0.61	0.83	(0.25)	(0.25)	(0.50)	11.20	7.84%	1,373	1.25%	0.10%	2.04%	18.25%
PL Portfolio Optimization Moderate Fund
Class A:	4/1/2011 - 9/30/2011 (5)	$11.88	$(0.03)	$(1.13)	$(1.16)	$—	$—	$—	$10.72	(9.76)%	$397,694	0.71%	0.60%	(0.60)%	5.88%
	4/1/2010 - 3/31/2011	10.81	0.10	1.19	1.29	(0.22)	—	(0.22)	11.88	12.10%	384,999	0.77%	0.52%	0.91%	9.36%
	4/1/2009 - 3/31/2010	7.96	0.20	2.87	3.07	(0.22)	—	(0.22)	10.81	38.85%	247,213	0.92%	0.20%	1.99%	9.43%
	4/1/2008 - 3/31/2009	11.51	0.23	(3.30)	(3.07)	(0.31)	(0.17)	(0.48)	7.96	(27.25)%	137,205	0.89%	0.14%	2.35%	25.95%
	4/1/2007 - 3/31/2008	12.08	0.23	(0.17)	0.06	(0.35)	(0.28)	(0.63)	11.51	0.28%	192,707	0.78%	0.00%	1.90%	5.01%
	4/1/2006 - 3/31/2007	11.56	0.18	0.88	1.06	(0.22)	(0.32)	(0.54)	12.08	9.41%	149,905	1.06%	0.00%	1.51%	8.24%
Class B:	4/1/2011 - 9/30/2011 (5)	$11.80	$(0.08)	$(1.12)	$(1.20)	$—	$—	$—	$10.60	(10.17)%	$92,127	1.46%	1.35%	(1.35)%	5.88%
	4/1/2010 - 3/31/2011	10.74	0.02	1.18	1.20	(0.14)	—	(0.14)	11.80	11.33%	92,064	1.52%	1.26%	0.17%	9.36%
	4/1/2009 - 3/31/2010	7.90	0.12	2.87	2.99	(0.15)	—	(0.15)	10.74	38.14%	65,336	1.67%	0.95%	1.24%	9.43%
	4/1/2008 - 3/31/2009	11.44	0.16	(3.30)	(3.14)	(0.23)	(0.17)	(0.40)	7.90	(27.95)%	40,658	1.64%	0.89%	1.60%	25.95%
	4/1/2007 - 3/31/2008	12.02	0.14	(0.17)	(0.03)	(0.27)	(0.28)	(0.55)	11.44	(0.48)%	56,387	1.53%	0.75%	1.15%	5.01%
	4/1/2006 - 3/31/2007	11.51	0.11	0.89	1.00	(0.17)	(0.32)	(0.49)	12.02	8.88%	43,774	1.63%	0.57%	0.94%	8.24%
Class C:	4/1/2011 - 9/30/2011 (5)	$11.78	$(0.08)	$(1.12)	$(1.20)	$—	$—	$—	$10.58	(10.19)%	$295,928	1.46%	1.35%	(1.35)%	5.88%
	4/1/2010 - 3/31/2011	10.73	0.02	1.17	1.19	(0.14)	—	(0.14)	11.78	11.26%	308,449	1.52%	1.26%	0.17%	9.36%
	4/1/2009 - 3/31/2010	7.88	0.12	2.88	3.00	(0.15)	—	(0.15)	10.73	38.36%	210,889	1.67%	0.95%	1.24%	9.43%
	4/1/2008 - 3/31/2009	11.42	0.16	(3.30)	(3.14)	(0.23)	(0.17)	(0.40)	7.88	(28.02)%	123,122	1.64%	0.89%	1.60%	25.95%
	4/1/2007 - 3/31/2008	12.00	0.14	(0.17)	(0.03)	(0.27)	(0.28)	(0.55)	11.42	(0.46)%	180,421	1.53%	0.75%	1.15%	5.01%
	4/1/2006 - 3/31/2007	11.50	0.11	0.88	0.99	(0.17)	(0.32)	(0.49)	12.00	8.82%	134,695	1.63%	0.57%	0.94%	8.24%
Class R:	4/1/2011 - 9/30/2011 (5)	$11.84	$(0.05)	$(1.12)	$(1.17)	$—	$—	$—	$10.67	(9.88)%	$22,377	0.96%	0.85%	(0.85)%	5.88%
	4/1/2010 - 3/31/2011	10.77	0.07	1.18	1.25	(0.18)	—	(0.18)	11.84	11.82%	23,658	1.02%	0.75%	0.68%	9.36%
	4/1/2009 - 3/31/2010	7.93	0.17	2.87	3.04	(0.20)	—	(0.20)	10.77	38.61%	24,232	1.17%	0.45%	1.74%	9.43%
	4/1/2008 - 3/31/2009	11.48	0.20	(3.29)	(3.09)	(0.29)	(0.17)	(0.46)	7.93	(27.48)%	12,323	1.14%	0.39%	2.10%	25.95%
	4/1/2007 - 3/31/2008	12.06	0.20	(0.17)	0.03	(0.33)	(0.28)	(0.61)	11.48	0.05%	7,754	1.03%	0.25%	1.65%	5.01%
	4/1/2006 - 3/31/2007	11.56	0.16	0.88	1.04	(0.22)	(0.32)	(0.54)	12.06	9.24%	2,332	1.13%	0.11%	1.40%	8.24%
PL Portfolio Optimization Moderate-Aggressive Fund
Class A:	4/1/2011 - 9/30/2011 (5)	$12.05	$(0.04)	$(1.55)	$(1.59)	$—	$—	$—	$10.46	(13.20)%	$287,575	0.72%	0.60%	(0.60)%	5.46%
	4/1/2010 - 3/31/2011	10.68	0.07	1.44	1.51	(0.14)	—	(0.14)	12.05	14.36%	301,232	0.77%	0.51%	0.62%	13.33%
	4/1/2009 - 3/31/2010	7.31	0.13	3.38	3.51	(0.14)	—	(0.14)	10.68	48.26%	225,236	0.92%	0.20%	1.33%	13.96%
	4/1/2008 - 3/31/2009	11.79	0.16	(4.21)	(4.05)	(0.19)	(0.24)	(0.43)	7.31	(35.15)%	128,976	0.89%	0.14%	1.63%	22.98%
	4/1/2007 - 3/31/2008	12.74	0.17	(0.41)	(0.24)	(0.33)	(0.38)	(0.71)	11.79	(2.25)%	203,091	0.78%	0.00%	1.30%	5.05%
	4/1/2006 - 3/31/2007	12.02	0.12	1.12	1.24	(0.20)	(0.32)	(0.52)	12.74	10.57%	158,754	1.05%	0.00%	1.02%	6.96%

See Notes to Financial Statements	See explanation of references on B-9

B-7

PACIFIC LIFE FUNDS
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

			Investment Activities				Distributions				Ratios/Supplemental Data
													Ratios of	Ratios of	Ratios of
													Expenses	Expenses	Net
		Net Asset			Net					Net		Net Assets,	Before	After	Investment
		Value,	Net		Realized		Distributions	Distributions		Asset		End of	Expense	Expense	Income
		Beginning	Investment		and	Total from	from Net	from		Value, End		Year or	Reductions	Reductions	(Loss) to	Portfolio
		of Year or	Income		Unrealized	Investment	Investment	Capital	Total	of Year	Total	Period	to Average Net	to Average Net	Average Net	Turnover
For the Year or Period Ended		Period	(Loss) (1)		Gain (Loss)	Activities	Income	Gains	Distributions	or Period	Returns (2)	(in thousands)	Assets (3)	Assets (3), (4)	Assets (3)	Rates

PL Portfolio Optimization Moderate-Aggressive Fund (Continued)
Class B:	4/1/2011 - 9/30/2011 (5)	$11.93	$(0.08)		$(1.55)	$(1.63)	$—	$—	$—	$10.30	(13.66)%	$77,847	1.47%	1.35%	(1.35)%	5.46%
	4/1/2010 - 3/31/2011	10.57	(0.01)		1.43	1.42	(0.06)	—	(0.06)	11.93	13.59%	83,812	1.52%	1.26%	(0.13)%	13.33%
	4/1/2009 - 3/31/2010	7.21	0.05		3.38	3.43	(0.07)	—	(0.07)	10.57	47.84%	68,751	1.67%	0.95%	0.58%	13.96%
	4/1/2008 - 3/31/2009	11.69	0.08		(4.19)	(4.11)	(0.13)	(0.24)	(0.37)	7.21	(35.97)%	43,587	1.64%	0.89%	0.88%	22.98%
	4/1/2007 - 3/31/2008	12.67	0.07		(0.41)	(0.34)	(0.26)	(0.38)	(0.64)	11.69	(3.04)%	68,162	1.53%	0.75%	0.55%	5.05%
	4/1/2006 - 3/31/2007	11.97	0.05		1.13	1.18	(0.16)	(0.32)	(0.48)	12.67	10.11%	56,938	1.62%	0.57%	0.44%	6.96%
Class C:	4/1/2011 - 9/30/2011 (5)	$11.91	$(0.08)		$(1.55)	$(1.63)	$—	$—	$—	$10.28	(13.69)%	$206,949	1.47%	1.35%	(1.35)%	5.46%
	4/1/2010 - 3/31/2011	10.55	(0.01)		1.43	1.42	(0.06)	—	(0.06)	11.91	13.64%	230,964	1.52%	1.26%	(0.13)%	13.33%
	4/1/2009 - 3/31/2010	7.18	0.05		3.39	3.44	(0.07)	—	(0.07)	10.55	48.18%	189,917	1.67%	0.95%	0.58%	13.96%
	4/1/2008 - 3/31/2009	11.67	0.08		(4.20)	(4.12)	(0.13)	(0.24)	(0.37)	7.18	(36.12)%	117,549	1.64%	0.89%	0.88%	22.98%
	4/1/2007 - 3/31/2008	12.65	0.07		(0.41)	(0.34)	(0.26)	(0.38)	(0.64)	11.67	(3.03)%	184,634	1.53%	0.75%	0.55%	5.05%
	4/1/2006 - 3/31/2007	11.95	0.05		1.13	1.18	(0.16)	(0.32)	(0.48)	12.65	10.12%	143,281	1.62%	0.57%	0.44%	6.96%
Class R:	4/1/2011 - 9/30/2011 (5)	$12.03	$(0.05)		$(1.56)	$(1.61)	$—	$—	$—	$10.42	(13.30)%	$17,840	0.97%	0.85%	(0.85)%	5.46%
	4/1/2010 - 3/31/2011	10.67	0.04		1.44	1.48	(0.12)	—	(0.12)	12.03	14.00%	17,265	1.02%	0.76%	0.37%	13.33%
	4/1/2009 - 3/31/2010	7.30	0.10		3.39	3.49	(0.12)	—	(0.12)	10.67	48.07%	12,211	1.17%	0.45%	1.08%	13.96%
	4/1/2008 - 3/31/2009	11.79	0.13		(4.21)	(4.08)	(0.17)	(0.24)	(0.41)	7.30	(35.38)%	5,307	1.14%	0.39%	1.38%	22.98%
	4/1/2007 - 3/31/2008	12.74	0.13		(0.39)	(0.26)	(0.31)	(0.38)	(0.69)	11.79	(2.39)%	3,147	1.03%	0.25%	1.05%	5.05%
	4/1/2006 - 3/31/2007	12.02	0.11		1.13	1.24	(0.20)	(0.32)	(0.52)	12.74	10.57%	971	1.12%	0.10%	0.92%	6.96%
PL Portfolio Optimization Aggressive Fund
Class A:	4/1/2011 - 9/30/2011 (5)	$12.29	$(0.04)		$(1.97)	$(2.01)	$—	$—	$—	$10.28	(16.36)%	$99,523	0.74%	0.60%	(0.60)%	6.53%
	4/1/2010 - 3/31/2011	10.66	0.05		1.65	1.70	(0.07)	—	(0.07)	12.29	16.11%	114,246	0.80%	0.51%	0.44%	26.22%
	4/1/2009 - 3/31/2010	6.92	0.09		3.75	3.84	(0.10)	—	(0.10)	10.66	55.84%	98,669	0.94%	0.20%	0.94%	25.89%
	4/1/2008 - 3/31/2009	12.04	0.09		(4.88)	(4.79)	—	(0.33)	(0.33)	6.92	(40.88)%	59,937	0.92%	0.14%	0.97%	18.16%
	4/1/2007 - 3/31/2008	13.49	0.08		(0.77)	(0.69)	(0.33)	(0.43)	(0.76)	12.04	(5.70)%	96,230	0.80%	0.00%	0.62%	9.66%
	4/1/2006 - 3/31/2007	12.57	0.07		1.46	1.53	(0.19)	(0.42)	(0.61)	13.49	12.53%	75,546	1.09%	0.00%	0.54%	10.14%
Class B:	4/1/2011 - 9/30/2011 (5)	$12.03	$(0.08)		$(1.97)	$(2.05)	$—	$—	$—	$9.98	(17.04)%	$26,132	1.49%	1.35%	(1.35)%	6.53%
	4/1/2010 - 3/31/2011	10.46	(0.03)		1.65	1.62	(0.05)	—	(0.05)	12.03	15.62%	30,693	1.55%	1.25%	(0.31)%	26.22%
	4/1/2009 - 3/31/2010	6.72	0.02		3.75	3.77	(0.03)	—	(0.03)	10.46	56.15%	28,776	1.69%	0.95%	0.19%	25.89%
	4/1/2008 - 3/31/2009	11.93	0.02		(4.90)	(4.88)	—	(0.33)	(0.33)	6.72	(42.04)%	18,042	1.67%	0.89%	0.22%	18.16%
	4/1/2007 - 3/31/2008	13.41	(0.02)		(0.78)	(0.80)	(0.25)	(0.43)	(0.68)	11.93	(6.46)%	30,059	1.55%	0.75%	(0.13)%	9.66%
	4/1/2006 - 3/31/2007	12.52	(0.00	)(6)	1.46	1.46	(0.15)	(0.42)	(0.57)	13.41	12.00%	23,716	1.67%	0.58%	(0.04)%	10.14%
Class C:	4/1/2011 - 9/30/2011 (5)	$12.03	$(0.08)		$(1.97)	$(2.05)	$—	$—	$—	$9.98	(17.04)%	$60,985	1.49%	1.35%	(1.35)%	6.53%
	4/1/2010 - 3/31/2011	10.46	(0.03)		1.65	1.62	(0.05)	—	(0.05)	12.03	15.61%	75,607	1.55%	1.25%	(0.31)%	26.22%
	4/1/2009 - 3/31/2010	6.71	0.02		3.75	3.77	(0.02)	—	(0.02)	10.46	56.11%	68,230	1.69%	0.95%	0.19%	25.89%
	4/1/2008 - 3/31/2009	11.92	0.02		(4.90)	(4.88)	—	(0.33)	(0.33)	6.71	(41.99)%	43,588	1.67%	0.89%	0.22%	18.16%
	4/1/2007 - 3/31/2008	13.40	(0.02)		(0.77)	(0.79)	(0.26)	(0.43)	(0.69)	11.92	(6.44)%	75,389	1.55%	0.75%	(0.13)%	9.66%
	4/1/2006 - 3/31/2007	12.51	(0.00	)(6)	1.46	1.46	(0.15)	(0.42)	(0.57)	13.40	12.01%	55,389	1.67%	0.58%	(0.04)%	10.14%

See Notes to Financial Statements	See explanation of references on B-9

B-8

PACIFIC LIFE FUNDS
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

			Investment Activities				Distributions						Ratios/Supplemental Data
															Ratios of	Ratios of	Ratios of
															Expenses	Expenses	Net
		Net Asset			Net							Net		Net Assets,	Before	After	Investment
		Value,	Net		Realized		Distributions		Distributions			Asset		End of	Expense	Expense	Income
		Beginning	Investment		and	Total from	from Net		from			Value, End		Year or	Reductions	Reductions	(Loss) to		Portfolio
		of Year or	Income		Unrealized	Investment	Investment		Capital	Total		of Year	Total	Period	to Average Net	to Average Net	Average Net		Turnover
For the Year or Period Ended		Period	(Loss) (1)		Gain (Loss)	Activities	Income		Gains	Distributions		or Period	Returns (2)	(in thousands)	Assets (3)	Assets (3), (4)	Assets (3)		Rates

PL Portfolio Optimization Aggressive Fund (Continued)
Class R:	4/1/2011 - 9/30/2011 (5)	$12.22	$(0.05)		$(1.98)	$(2.03)	$—		$—	$—		$10.19	(16.61)%	$5,101	0.99%	0.85%	(0.85)%		6.53%
	4/1/2010 - 3/31/2011	10.61	0.02		1.65	1.67	(0.06)		—	(0.06)		12.22	16.02%	5,553	1.05%	0.76%	0.19%		26.22%
	4/1/2009 - 3/31/2010	6.88	0.06		3.76	3.82	(0.09)		—	(0.09)		10.61	55.70%	4,448	1.19%	0.45%	0.69%		25.89%
	4/1/2008 - 3/31/2009	12.03	0.06		(4.88)	(4.82)	—		(0.33)	(0.33)		6.88	(41.17)%	2,106	1.17%	0.39%	0.72%		18.16%
	4/1/2007 - 3/31/2008	13.49	0.05		(0.77)	(0.72)	(0.31)		(0.43)	(0.74)		12.03	(5.88)%	1,236	1.05%	0.25%	0.37%		9.66%
	4/1/2006 - 3/31/2007	12.57	0.05		1.48	1.53	(0.19)		(0.42)	(0.61)		13.49	12.53%	382	1.17%	0.14%	0.40%		10.14%
PL Income Fund (7)
Class A:	4/1/2011 - 9/30/2011 (5)	$10.16	$0.16		$0.07	$0.23	$(0.16)		$—	$(0.16)		$10.23	2.25%	$87,526	1.43%	0.90%	3.09%		108.37%
	12/31/2010 - 3/31/2011	10.00	0.09		0.16	0.25	(0.09)		—	(0.09)		10.16	2.46%	5,300	1.77%	0.90%	3.62%		142.25%
Class C:	6/30/2011 - 9/30/2011 (5)	$10.32	$0.15		$(0.16)	$(0.01)	$(0.06)		$—	$(0.06)		$10.25	(0.08)%	$16,240	2.15%	1.65%	5.72%		108.37%
Class I:	4/1/2011 - 9/30/2011 (5)	$10.16	$0.17		$0.08	$0.25	$(0.17)		$—	$(0.17)		$10.24	2.43%	$42,977	1.08%	0.65%	3.34%		108.37%
	12/31/2010 - 3/31/2011	10.00	0.10		0.15	0.25	(0.09)		—	(0.09)		10.16	2.48%	51,231	1.37%	0.65%	3.87%		142.25%
PL Money Market Fund
Class A:	4/1/2011 - 9/30/2011 (5)	$1.00	$(0.00	)(6)	$0.00 (6)	$0.00	$—		$—	$—		$1.00	0.00%	$35,647	0.99%	0.13%	(0.00)	%(6)	N/A
	4/1/2010 - 3/31/2011	1.00	(0.00	)(6)	0.00 (6)	0.00	—		—	—		1.00	0.00%	38,443	1.00%	0.24%	(0.00)	%(6)	N/A
	4/1/2009 - 3/31/2010	1.00	(0.00	)(6)	0.00 (6)	0.00	(0.00	)(6)	—	(0.00	)(6)	1.00	0.03%	34,669	1.09%	0.36%	(0.00)	%(6)	N/A
	4/1/2008 - 3/31/2009	1.00	0.01		—	0.01	(0.01)		—	(0.01)		1.00	1.27%	55,424	1.18%	0.78%	1.22%		N/A
	4/1/2007 - 3/31/2008	1.00	0.04		—	0.04	(0.04)		—	(0.04)		1.00	3.90%	42,636	1.28%	0.95%	3.68%		N/A
	4/1/2006 - 3/31/2007	1.00	0.04		—	0.04	(0.04)		—	(0.04)		1.00	4.31%	21,098	1.58%	1.02%	4.20%		N/A

(1)	Net investment income (loss) per share has been calculated using the average shares method except for the PL Money Market Fund.

(2)	The total returns include reinvestment of all dividends and capital gain distributions, if any, and do not include deductions of any applicable sales charges. Total returns are not annualized for periods less than one full year.

(3)	The ratios are annualized for periods of less than one full year.

(4)	The ratios of expenses after expense reductions to average net assets are after any advisory fee waivers, adviser expense reimbursements, administrator fee reductions, and distributor fee waivers, as discussed in Note 5 in Notes to Financial Statements. The expense ratios for all the PL Portfolio Optimization Funds do not include expenses of the underlying funds (see Note 1 in Notes to Financial Statements) in which the PL Portfolio Optimization Funds invest.

(5)	Unaudited.

(6)	Amount represents less than $0.005 per share or less than 0.005%.

(7)	Class A and Class I shares of the PL Income Fund commenced operations on December 31, 2010 and Class C shares commenced operations on June 30, 2011.

B-9

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. ORGANIZATION
     Pacific Life Funds (the “Trust”) is a Delaware statutory trust, which was formed on May 21, 2001, and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. Pacific Life Fund Advisors LLC (“PLFA” or “Adviser”) serves as an Adviser to the Trust. As of September 30, 2011, the Trust was comprised of twenty-five separate funds, seven of which are presented in this report (each individually, a “Fund”, and collectively the “Funds”): PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund, PL Portfolio Optimization Aggressive Fund (collectively, the “Portfolio Optimization Funds”), PL Income Fund and PL Money Market Fund.
     The Portfolio Optimization Funds offer Class A, Class B, Class C and Class R shares. Each class is distinguished by its level of distribution and/or service fees and in general: (i) Class A shares are subject to a maximum 5.50% front-end sales charge; (ii) Class B shares are subject to a maximum 5.00% contingent deferred sales charge (“CDSC”); (iii) Class C shares are subject to a maximum 1.00% CDSC; and (iv) Class R shares are sold at net asset value (“NAV”) without an initial sales charge. The sales charge for Class A shares is reduced for purchases of $50,000 or more and may be waived in certain circumstances. There is no sales charge for Class A shares for purchases of $1 million or more, although there is a CDSC of 1% on redemptions of such Class A shares within one year of purchase.
     The PL Income Fund offers Class A, Class C and Class I shares. Each class is distinguished by its level of distribution and/or service fees and in general: (i) Class A shares are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I shares are sold at NAV without an initial sales charge. The sales charge for Class A shares is reduced for purchases of $100,000 or more and may be waived in certain circumstances. There is no sales charge for Class A shares for purchases of $500,000 or more, although there is a CDSC of 1% of such Class A shares within one year of purchase.
     The PL Money Market Fund offers Class A shares only, which are sold at NAV without an initial sales charge.
     The Portfolio Optimization Funds invest substantially all of their assets in Class P shares of other funds of the Trust (collectively, the “PL Underlying Funds”).
     The semi-annual report for the PL Underlying Funds is not included in this report; there is a separate semi-annual report for the PL Underlying Funds, which is available without charge. For information on how to obtain the shareholder report for the PL Underlying Funds, see the Where to Go for More Information section of this report on page D-3.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements.
     The Trust implemented the additional disclosure requirements under the Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements, issued by the Financial Accounting Standards Board (“FASB”) in January 2010. The update amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, and requires entities to disclose amounts and reasons for significant transfers between Level 1 and Level 2 in the fair value hierarchy and inputs and valuation techniques used to determine Level 2 and Level 3 fair value measurements, and to separately present purchases, sales, issuances and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis) (see required disclosures in Note 11 and in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments).
     A. DETERMINATION OF NET ASSET VALUE
     Each Fund is divided into shares. The price of a Fund’s shares is called NAV per share.The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV per share is calculated by taking the total value of a Fund’s assets (the value of the securities and other investments a Fund holds), subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding. The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course. The valuation of investments held by the Funds is discussed in further detail below.
     Each Fund’s NAV per share is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets are closed. For purposes of calculating the NAV, all investments are generally calculated as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the NAV has been calculated on a particular day will not normally be used to retroactively adjust the price of an investment or the NAV determined earlier that day.
     Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities and Exchange Commission (“SEC”)), making the sale of securities or other instruments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

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PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     B. INVESTMENT VALUATION
     For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Trust’s Board of Trustees (the “Board”).
     Portfolio Optimization Funds
     The investments of each Portfolio Optimization Fund consist primarily of shares of the PL Underlying Funds, which are valued at their respective NAV’s at the time of computation.
     Money Market Instruments and Short-Term Investments
     The investments of the PL Money Market Fund and money market and short-term investments in other Funds maturing within 60 days are valued at amortized cost in accordance with the 1940 Act. Amortized cost involves valuing an investment at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Fund investments of other mutual funds for temporary cash purposes are valued at their respective NAVs.
     Domestic and Foreign Fixed Income Investments
     Fixed income investments of the PL Income Fund are generally valued by approved pricing and quotation services using the mean between the bid and ask prices, which are based upon evaluated prices determined from various observable market and other factors. Certain bonds are valued by benchmark, matrix, or other pricing processes approved by the Board.
     Investment Values Determined by a Trustee Valuation Committee or a Valuation Committee Approved by the Board
     The Board has adopted procedures (“Trust Procedures”) that include methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, a Trustee Valuation Committee or other valuation committee will determine the value of such investments in accordance with alternative valuation methodologies under the Trust Procedures which may include, among others, the use of broker quotes, the use of a purchase price for initial public offerings, proration rates, and benchmark and matrix pricing. In the event market quotations or Board approved alternate valuation methodologies are not readily available or reliable, the value of the investments will be determined in good faith by a Trustee Valuation Committee or determined by a valuation committee approved by the Board or a delegate of the Board. Valuations determined by a Trustee Valuation Committee or other valuation committee may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course, such values may differ from the value that a Fund would actually realize if the investments were sold.
     Market quotes are considered not readily available if: (1) the market quotations received are deemed unreliable or inaccurate, (2) approved pricing services do not provide a valuation for a particular investment, or (3) material events occur after the close of the principal market for a particular investment but prior to the close of the NYSE.
     C. INVESTMENT TRANSACTIONS AND INCOME
     Investment transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Facility fees and other fees (such as origination fees) received from senior loans purchased (see Note 2G) by a Fund are amortized over the expected term of each applicable senior loan. Commitment fees received by a Fund relating to unfunded senior loan commitments are deferred and amortized to income over the period of the commitment. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are included in interest income in the Statements of Operations when received. Realized gains and losses from securities transactions are recorded on the basis of identified cost, which is also used for Federal income tax purposes. Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to administration fees and distribution and/or service fees (see Note 3). Income, non-class specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative daily net assets.
     D. DISTRIBUTIONS TO SHAREHOLDERS
     The Funds declare and pay dividends on net investment income at least annually, except for the PL Income Fund and PL Money Market Fund. Dividends, if any, are generally declared and paid monthly for the PL Income Fund and declared daily and paid monthly for the PL Money Market Fund. Dividends may be declared more or less frequently if advantageous to the specific Fund and its shareholders. All realized capital gains are distributed at least annually for each Fund.
     Dividends on net investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies, post-October losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of paid-in capital. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

C-2

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     E. EXPENSE ALLOCATION
     General expenses of the Trust are allocated to each Fund in proportion to its relative average daily net assets. Expenses directly attributable to a particular Fund are charged directly to that Fund. Class-specific fees are charged directly to the respective share class within each Fund.
     F. OFFERING COSTS
     A new Fund bears all costs (or the applicable pro-rata share if there is more than one new Fund) associated with the offering expenses of the Fund including legal, printing and support services (see Note 3). All such costs are amortized as an expense of the new Fund on a straight-line basis over twelve months from commencement of operations.
     G. INVESTMENTS AND RISKS
     General Investment Risks
     An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of these investments may move up or down and as a result, an investment in a Fund at any point in time may be worth more or less than the original investment. Events in the financial markets have the potential to cause increased volatility and uncertainty, which may impact the value of each Fund’s investments. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. As a result, the value of a Fund’s investments may be adversely affected by events in the markets, either directly or indirectly, and each Fund is exposed to potential decreases in the value of those investments. In addition, traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory responses to market events may impair the Adviser’s ability to pursue certain investment techniques or strategies and may have unexpected consequences on particular markets, strategies, or investments. Future events may impact a Fund in unforeseen ways, leading a Fund to alter its existing strategies or, potentially, to liquidate and close.
     The Portfolio Optimization Funds are exposed to the same risks as the PL Underlying Funds in direct proportion to the allocation of assets among those funds. The semi-annual report for the PL Underlying Funds contains information about the risks associated with investing in the PL Underlying Funds. Allocations among the PL Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Portfolio Optimization Funds may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or PL Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Although the Portfolio Optimization Funds seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any one or several PL Underlying Fund (See Note 6).
     The price of equity investments changes in response to many factors, including a company’s historical and prospective earnings, cash flows, the value of its assets, investor perceptions and many of the factors noted above.
     Fixed income (debt) investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on fixed income (debt) investments. There is a risk that an issuer of a Fund’s fixed income (debt) investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high yield/high-risk bonds, i.e. bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or no rating, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage related securities, structured investment vehicles and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.
     There are certain additional risks involved in investing in foreign securities that are generally not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile. The foreign investments of the PL Money Market Fund must be denominated in U.S. dollars.
     Illiquid Investments
     Each Fund may not invest in illiquid securities and illiquid bank loans (collectively, “Illiquid Investments”) if as a result of such investment, more than 15% of its net assets (5% of total assets for the PL Money Market Fund), taken at market value at the time of such investment, would be invested in Illiquid Investments. The term “Illiquid Investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments. Illiquid Investments may be difficult to value and difficult to sell, which means a Fund may not be able to sell such investments quickly for their full

C-3

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
value. The value of Illiquid Investments held by each Fund as of September 30, 2011 was less than 15% of its net assets (5% of total assets for the PL Money Market Fund).
     Senior Loan Participations and Assignments
     Certain Funds may invest in floating rate senior loans (“Senior Loans”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates of domestic or foreign corporations, partnerships and other entities (“Borrowers”). Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, LIBOR rates or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.
     When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.
     When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When holding a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of September 30, 2011, no participation interest in Senior Loans was held by any of the Funds.
     U.S. Government Agencies or Government-Sponsored Enterprises
     Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.
     Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.
     H. RECENT ACCOUNTING PRONOUNCEMENTS
     In April 2011, FASB issued the Accounting Standards Update No. 2011-3, Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements. Topic 860 already provided guidelines on when an entity should recognize a sale when it transfers financial assets subject to repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The update modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The update is effective for the first interim or annual periods beginning on or after December 15, 2011. The amendments should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Management is currently evaluating the impact, if any, that this update will have on the Trust’s financial statements.
     In May 2011, FASB issued Accounting Standards Update No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This update includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards. This update will require reporting entities to disclose the

C-4

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, this update will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the impact, if any, that the implementation of this update will have on the Trust’s financial statement disclosures.
3. INVESTMENT ADVISORY, ADMINISTRATION AND SHAREHOLDER SERVICES, AND DISTRIBUTION AGREEMENTS
     Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), serves as investment adviser to the Trust. PLFA manages the PL Income Fund and PL Money Market Fund under the name Pacific Asset Management. PLFA receives advisory fees from each Fund based on the following advisory fee rates, which are based on an annual percentage of average daily net assets of each Fund:

PL Portfolio Optimization Conservative	0.20%
PL Portfolio Optimization Moderate-Conservative	0.20%
PL Portfolio Optimization Moderate	0.20%
PL Portfolio Optimization Moderate-Aggressive	0.20%
PL Portfolio Optimization Aggressive	0.20%
PL Income Fund	0.50%
PL Money Market	See (1)

(1)	An annual rate of 0.20% of the first $250 million of the average daily net assets, 0.15% of the next $250 million, and 0.10% in excess of $500 million.
     Pursuant to an Administration and Shareholder Services Agreement (the “Administration Agreement”), Pacific Life serves as administrator (the “Administrator”) to the Trust. During the reporting period, the Trust paid the Administrator an administration fee at an annual rate of 0.15% for each of the Portfolio Optimization Funds (which invest in the PL Underlying Funds that each have an administration fee at an annual rate of 0.15%) and 0.30% for the PL Money Market Fund. The Trust also compensated the Administrator at an annual rate of 0.30% for Class A and Class C shares and 0.15% for Class I shares of the PL Income Fund. The administration fee is for procuring or providing administrative, transfer agency, and shareholder services. In addition, Pacific Life and PLFA provide support services to the Trust that are outside the scope of the Administrator’s and Adviser’s responsibilities under the Administration Agreement and Investment Advisory Agreement. Under the Support Services Agreement, the Trust compensated Pacific Life and PLFA for their expenses in providing support services to the Trust in connection with various matters, some of which include the time spent by legal, accounting, and compliance personnel of PLFA (including individuals who may be officers or Trustees of the Trust), to attend meetings of the Board and to provide assistance with the coordination and supervision in connection with the services procured for the Trust under the Administration Agreement. Support services do not include any services for which PLFA is responsible pursuant to the Investment Advisory Agreement. The Trust reimbursed Pacific Life and PLFA for these support services on an approximate cost basis.
     Pursuant to a Distribution Agreement, Pacific Select Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of Pacific Life, serves as distributor of the Trust’s shares. The Distributor bears all expenses of providing services, including costs of sales presentations, mailings, advertisements, and other marketing efforts by the Distributor in connection with the distribution or sale of the Trust’s shares and makes distribution and/or service payments to selling groups in connection with the sale of certain of the Trust’s shares and subsequent servicing needs of shareholders provided by selling groups. The Distributor received distribution and service fees pursuant to class-specific distribution and service plans, each adopted in accordance with Rule 12b-1 under the 1940 Act (together the “12b-1 Plans”) for Class B, C and R             shares. The Distributor also received service fees pursuant to a Class A Service Plan (non 12b-1). Under the 12b-1 Plans, each Fund paid to the Distributor both distribution and service fees at an annual rate expressed as a percentage of average daily net assets. The distribution fee was 0.75% for Class B and C shares and 0.25% for R shares. The service fee was 0.25% for Class A, B, C, and R shares. There is no service fee for Class I shares. The service fees were accrued daily. For the six-month period ended September 30, 2011, the Distributor, acting as underwriter, received net commissions (upfront sales charges) of $10,467,361 from the sale of Class A shares and received $442,800 in CDSC from redemptions of Class A, B and C shares.
4. TRUSTEE COMPENSATION
     The Trust pays the independent trustees of the Board retainer fees and specified amounts for various Board and committee services and for chairing the committees.
     Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Deferred Compensation Plan”). The Deferred Compensation Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees which otherwise would be payable for services performed. Amounts in the deferral account are obligations of each Fund at the time of such deferral and are payable in accordance with the Deferred Compensation Plan. Deferral amounts are treated as though equivalent dollar amounts had

C-5

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
been invested in shares of certain Funds. An independent trustee who defers compensation has the option to select credit rate options that track the performance, at NAV of Class A shares of the corresponding Portfolio Optimization Funds, PL Income Fund and/or PL Money Market Fund, and/or Class P shares of the corresponding PL Underlying Funds. The obligation of each Fund under the Deferred Compensation Plan (the “DCP Liability”) is included in “Accrued trustees’ fees and expenses and deferred compensation” in the Statements of Assets and Liabilities. Accordingly, the market value appreciation or depreciation on a Fund’s DCP Liability account will cause the expenses of that Fund to increase or decrease due to market fluctuation. The change in net unrealized appreciation or deprecation on a Fund’s DCP Liability account is included in “Trustees’ fees and expenses” in the Statements of Operations. For the six-month period ended September 30, 2011, such expenses decreased by $5,796 for all applicable Funds covered in this report as a result of the market value depreciation on such accounts. As of September 30, 2011, the total amount in the DCP Liability accounts was $16,585 for all applicable Funds covered in this report.
5. EXPENSE REDUCTIONS
     To help limit the Trust’s expenses, PLFA has entered into expense limitation agreements with the Trust and has contractually agreed to reduce its fees or otherwise reimburse each Fund for its operating expenses (including administration fees and organizational expenses, but not including investment advisory fees; distribution and/or service fees; dividends on securities sold short; acquired fund fees and expenses; taxes (including foreign taxes on dividends, interest or gains); interest; brokerage commissions and other transactional expenses; extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of each Fund’s business) that exceed an annual rate based on a percentage of a Fund’s average daily net assets. The current expense cap for each Portfolio Optimization Fund is 0.15% through June 30, 2014 and 0.30% from July 1, 2014 through June 30, 2021. The current expense cap for the PL Income Fund is 0.15% through June 30, 2014. The current expense cap for the PL Money Market Fund is 0.30% through June 30, 2012.
     For the PL Money Market Fund, in addition to the above expense cap, PLFA, the Administrator and Distributor have agreed, temporarily, to reimburse expenses or waive a portion of its fees, to the extent necessary to prevent the Fund’s expenses from exceeding earnings (i.e. a negative yield). However, there can be no assurance that a negative yield will not occur.
     There is no guarantee that PLFA, the Administrator or Distributor will continue to cap/reimburse expenses and/or waive a portion of its fees upon the expiration of the applicable expense caps.
     Any expense reimbursements and fee reductions, except for the administration fee reduction of $55,883 for the PL Money Market Fund, is subject to repayment to PLFA and/or Pacific Life, for a period of time as permitted under regulatory and/or accounting guidance (currently 3 years from the end of the fiscal year in which the reimbursement or reduction took place), to the extent such expenses fall below the current expense cap in future years. Any amounts repaid to PLFA and/or Pacific Life will have the effect of increasing such expenses of the Fund, but not above the expense cap. The investment adviser expense reimbursement and administration fee reduction for the six-month period ended September 30, 2011 for each Fund covered in this report were as follows:

	Investment Adviser	Administrator	Total Reimbursements
	Expense	Fee	and
Fund	Reimbursements(1)	Reductions	Reductions
PL Portfolio Optimization Conservative	$192,172	$—	$192,172
PL Portfolio Optimization Moderate-Conservative	188,544	—	188,544
PL Portfolio Optimization Moderate	486,051	—	486,051
PL Portfolio Optimization Moderate-Aggressive	392,549	—	392,549
PL Portfolio Optimization Aggressive	159,789	—	159,789
PL Income	214,689	—	214,689
PL Money Market	44,449	55,883	100,332

Total	$1,678,243	$55,883	$1,734,126

(1)	As of September 30, 2011, $290,854 remained due from the investment adviser as reflected on the Statements of Assets and Liabilities.
     The cumulative reimbursement and reduction amounts, if any, as of September 30, 2011 that are subject to repayment for each Fund covered in this report are as follows:

	Expiration Date
Fund	3/31/2012	3/31/2013	3/31/2014	3/31/2015
PL Portfolio Optimization Conservative	$366,006	$592,826	$486,514	$192,172
PL Portfolio Optimization Moderate-Conservative	577,457	678,602	467,467	188,544
PL Portfolio Optimization Moderate	1,939,507	2,044,114	1,294,312	486,051
PL Portfolio Optimization Moderate-Aggressive	1,999,277	1,951,672	1,124,694	392,549
PL Portfolio Optimization Aggressive	906,385	851,173	477,661	159,789
PL Income	—	—	85,763	214,689
PL Money Market	165,706	147,762	112,758	44,449

Total	$5,954,338	$6,266,149	$4,049,169	$1,678,243

     Due to the current regulatory and/or accounting guidance, all expense reimbursements made by the investment adviser for the period September 28, 2001 (the Pacific Life Funds’ commencement date of operations) to March 31, 2008 expired for future recoupment as of March 31, 2011. Based on the Trust’s experience, the likelihood of repayment by a Fund for the amounts presented in the table above prior to the expiration is considered remote and no liabilities for such repayments were recorded by any Fund as of September 30, 2011. The investment adviser expense reimbursement and administration fee reduction are presented in the Statements of Operations.

C-6

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
6. TRANSACTIONS WITH AFFILIATES
     The Funds covered in this report have incurred $2,557,387 of investment advisory fees (after advisory fee waivers of $37,255 for the PL Money Market Fund) payable to PLFA, $1,845,003 of administration fees (after administration fee reductions of $55,883 for the PL Money Market Fund) payable to the Administrator, and $232,774 of expenses for support services provided by Pacific Life and PLFA (at approximate cost, see Note 3), for the six-month period ended September 30, 2011. As of September 30, 2011, $429,307, $307,666, and $99,578, respectively, remained payable.
     For the six-month period ended September 30, 2011, the Funds covered in this report also incurred $7,329,540 of distribution and/or service fees (after service fee waivers of $21,797 for the PL Money Market Fund), payable to the Distributor under the 12b-1 Plans and non 12b-1 service plan. As of September 30, 2011, $195,396 remained payable.
     As of September 30, 2011, each of the Portfolio Optimization Funds (aggregate of Classes A, B, C and R) owned shares in each of the affiliated applicable PL Underlying Funds. A summary of transactions for the six-month period ended September 30, 2011 and total investments by each of the Portfolio Optimization Funds in each PL Underlying Fund as of September 30, 2011 is as follows:

						As of September 30, 2011
					Change in
				Net	Unrealized
	Value as of	Purchase	Sales	Realized	Appreciation		Shares	Ownership
Fund/PL Underlying Fund	April 1, 2011	Cost	Proceeds	Gain (Loss)	(Depreciation)	Value	Balance	Percentage

PL Portfolio Optimization Conservative Fund
PL Floating Rate Loan	$24,260,513	$5,310,958	$366,278	$(10,749)	$(662,619)	$28,531,825	2,887,837	31.47%
PL Inflation Managed	48,760,953	6,208,891	2,936,695	121,813	3,377,369	55,532,331	4,949,406	23.99%
PL Managed Bond	102,504,610	16,295,701	214,738	(5,563)	(452,643)	118,127,367	11,019,344	30.18%
PL Short Duration Bond	38,742,817	5,144,751	109,730	(522)	63,834	43,841,150	4,357,967	34.62%
PL Comstock	9,983,099	8,110,004	3,412,222	132,894	(2,117,071)	12,696,704	1,268,402	7.62%
PL Growth LT	5,337,813	1,461,837	6,098,214	580,747	(1,282,183)	—	—	0.00%
PL Large-Cap Growth	4,928,497	2,087,559	49,178	(6,612)	(784,595)	6,175,671	763,371	6.48%
PL Large-Cap Value	15,817,051	6,065,112	3,761,114	127,459	(2,193,354)	16,055,154	1,611,963	7.56%
PL Main Street Core	6,069,708	1,320,346	216,598	(885)	(762,762)	6,409,809	723,455	4.22%
PL Mid-Cap Equity	9,585,544	3,695,860	1,850,740	(23,929)	(1,859,959)	9,546,776	1,144,697	7.12%
PL International Large-Cap	6,166,303	6,628,456	1,536,364	91,604	(1,597,149)	9,752,850	770,367	5.82%
PL International Value	6,163,334	2,464,816	875,856	(2,761)	(1,149,879)	6,599,654	868,376	6.99%

	$278,320,242	$64,794,291	$21,427,727	$1,003,496	$(9,421,011)	$313,269,291

PL Portfolio Optimization Moderate-Conservative Fund
PL Floating Rate Loan	$21,066,994	$2,618,987	$1,500,271	$(21,264)	$(500,342)	$21,664,104	2,192,723	23.89%
PL Inflation Managed	39,824,008	3,058,566	3,371,211	253,849	2,531,196	42,296,408	3,769,733	18.27%
PL Managed Bond	80,434,335	8,389,796	3,549,139	(146,934)	(129,612)	84,998,446	7,928,959	21.72%
PL Short Duration Bond	28,978,853	3,465,992	1,826,149	(11,637)	58,858	30,665,917	3,048,302	24.22%
PL Comstock	16,277,697	5,782,616	—	—	(3,392,816)	18,667,497	1,864,885	11.20%
PL Growth LT	8,297,223	1,103,927	2,114,302	(175,869)	(1,091,853)	6,019,126	572,160	7.21%
PL Large-Cap Growth	10,977,797	2,766,796	—	—	(1,591,748)	12,152,845	1,502,206	12.76%
PL Large-Cap Value	22,157,836	6,519,888	—	—	(3,538,190)	25,139,534	2,524,050	11.84%
PL Main Street Core	13,557,385	3,814,124	—	—	(1,985,235)	15,386,274	1,736,600	10.14%
PL Mid-Cap Equity	10,930,378	4,214,497	—	—	(2,612,546)	12,532,329	1,502,677	9.34%
PL Mid-Cap Growth	6,447,601	1,256,400	598,214	17,777	(1,132,986)	5,990,578	708,106	10.68%
PL Small-Cap Value	2,816,817	876,821	105,186	(1,767)	(530,872)	3,055,813	345,680	4.36%
PL Emerging Markets	—	5,058,221	1,135,910	(153,896)	(690,863)	3,077,552	263,715	4.46%
PL International Large-Cap	13,666,052	5,764,661	394,289	(27,176)	(2,759,379)	16,249,869	1,283,560	9.69%
PL International Value	7,837,656	4,486,981	494,472	(44,835)	(1,903,194)	9,882,136	1,300,281	10.47%

	$283,270,632	$59,178,273	$15,089,143	$(311,752)	$(19,269,582)	$307,778,428

PL Portfolio Optimization Moderate Fund
PL Floating Rate Loan	$40,695,802	$3,879,386	$3,037,373	$(84,696)	$(985,163)	$40,467,956	4,095,947	44.64%
PL Inflation Managed	89,349,110	6,307,124	14,631,560	1,324,372	5,027,630	87,376,676	7,787,583	37.75%
PL Managed Bond	137,704,785	12,106,417	13,576,735	(457,513)	150,394	135,927,348	12,679,790	34.73%
PL Short Duration Bond	40,548,010	4,424,290	4,677,556	(25,145)	100,732	40,370,331	4,012,955	31.88%
PL Comstock	62,942,312	14,765,519	226,052	(33,767)	(12,550,900)	64,897,112	6,483,228	38.94%
PL Growth LT	40,726,523	5,815,789	8,581,992	(582,765)	(5,753,499)	31,624,056	3,006,089	37.86%
PL Large-Cap Growth	40,192,558	4,412,130	—	—	(5,417,925)	39,186,763	4,843,852	41.13%
PL Large-Cap Value	88,175,057	10,592,914	3,341,828	(412,079)	(12,924,786)	82,089,278	8,241,895	38.65%
PL Main Street Core	56,402,491	8,087,796	239,486	(39,141)	(7,943,733)	56,267,927	6,350,782	37.08%
PL Mid-Cap Equity	47,206,923	12,656,506	—	—	(10,837,597)	49,025,832	5,878,397	36.54%
PL Mid-Cap Growth	17,403,026	1,810,770	289,103	3,979	(3,117,580)	15,811,092	1,868,923	28.19%
PL Small-Cap Growth	8,060,122	2,200,532	—	—	(2,150,036)	8,110,618	883,510	27.32%
PL Small-Cap Value	24,752,795	4,465,977	420,017	(537)	(4,602,352)	24,195,866	2,737,089	34.56%
PL Real Estate	15,330,373	3,791,085	544,455	1,126	(2,456,152)	16,121,977	1,631,779	38.95%
PL Emerging Markets	25,015,984	5,098,629	—	—	(5,746,621)	24,367,992	2,088,088	35.36%
PL International Large-Cap	47,581,150	30,498,627	500,647	(18,944)	(10,478,911)	67,081,275	5,298,679	40.00%
PL International Value	23,738,005	6,782,115	172,819	(36,729)	(5,086,310)	25,224,262	3,318,982	26.73%

	$805,825,026	$137,695,606	$50,239,623	$(361,839)	$(84,772,809)	$808,146,361

C-7

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

						As of September 30, 2011
					Change in
				Net	Unrealized
	Value as of	Purchase	Sales	Realized	Appreciation		Shares	Ownership
Fund/PL Underlying Fund	April 1, 2011	Cost	Proceeds	Gain (Loss)	(Depreciation)	Value	Balance	Percentage

PL Portfolio Optimization Moderate-Aggressive Fund
PL Inflation Managed	$51,395,357	$2,061,201	$10,825,279	$1,191,990	$2,432,042	$46,255,311	4,122,577	19.99%
PL Managed Bond	51,491,942	2,914,437	7,765,815	(118,561)	72,462	46,594,465	4,346,499	11.91%
PL Short Duration Bond	12,923,837	940,595	2,141,699	(7,340)	31,229	11,746,622	1,167,656	9.28%
PL Comstock	56,878,863	6,995,935	—	—	(10,765,112)	53,109,686	5,305,663	31.87%
PL Growth LT	43,513,697	4,080,691	6,037,258	(727,161)	(6,254,992)	34,574,977	3,286,595	41.39%
PL Large-Cap Growth	31,845,940	1,847,758	1,102,556	(131,063)	(3,993,230)	28,466,849	3,518,770	29.88%
PL Large-Cap Value	75,517,862	4,461,420	3,128,213	(547,119)	(10,637,325)	65,666,625	6,593,035	30.92%
PL Main Street Core	56,725,420	4,421,784	838,083	(130,605)	(7,517,449)	52,661,067	5,943,687	34.71%
PL Mid-Cap Equity	49,918,924	9,547,625	857,501	(67,825)	(10,955,050)	47,586,173	5,705,776	35.46%
PL Mid-Cap Growth	26,130,860	1,625,723	—	—	(4,738,130)	23,018,453	2,720,857	41.04%
PL Small-Cap Growth	13,364,373	1,624,200	9,558	184	(3,067,830)	11,911,369	1,297,535	40.13%
PL Small-Cap Value	32,494,550	2,553,242	10,323	241	(5,683,244)	29,354,466	3,320,641	41.93%
PL Real Estate	18,257,445	3,686,745	1,715,002	4,218	(2,630,116)	17,603,290	1,781,709	42.53%
PL Emerging Markets	27,095,906	8,899,097	10,352	172	(6,140,854)	29,843,969	2,557,324	43.31%
PL International Large-Cap	49,935,619	15,039,950	571,668	(30,760)	(9,563,463)	54,809,678	4,329,358	32.69%
PL International Value	35,559,482	9,530,785	428,751	(168,087)	(7,760,463)	36,732,966	4,833,285	38.93%

	$633,050,077	$80,231,188	$35,442,058	$(731,716)	$(87,171,525)	$589,935,966

PL Portfolio Optimization Aggressive Fund
PL Managed Bond	$6,580,263	$963,972	$1,826,834	$2,289	$3,825	$5,723,515	533,910	1.46%
PL Comstock	20,432,657	874,116	289,632	(64,207)	(3,654,936)	17,297,998	1,728,072	10.37%
PL Growth LT	17,657,777	1,103,992	5,214,737	3,141	(2,237,313)	11,312,860	1,075,367	13.54%
PL Large-Cap Growth	11,145,737	404,594	880,158	(45,098)	(1,337,167)	9,287,908	1,148,073	9.75%
PL Large-Cap Value	26,795,440	1,283,761	720,342	(137,148)	(3,806,004)	23,415,707	2,350,975	11.03%
PL Main Street Core	25,131,584	824,086	1,729,051	(236,577)	(2,981,463)	21,008,579	2,371,171	13.85%
PL Mid-Cap Equity	18,176,927	1,212,507	38,681	(10,692)	(3,857,476)	15,482,585	1,856,425	11.54%
PL Mid-Cap Growth	14,475,253	499,833	1,283,110	5,743	(2,425,879)	11,271,840	1,332,369	20.09%
PL Small-Cap Growth	10,935,764	1,452,294	—	—	(2,725,046)	9,663,012	1,052,616	32.55%
PL Small-Cap Value	16,150,663	860,900	871,831	(79,685)	(2,649,818)	13,410,229	1,516,994	19.15%
PL Real Estate	8,271,792	915,251	267,220	(22,145)	(1,233,106)	7,664,572	775,766	18.52%
PL Emerging Markets	12,166,048	3,003,959	875,118	16,551	(2,688,974)	11,622,466	995,927	16.87%
PL International Large-Cap	20,655,991	3,413,722	472,088	5,175	(3,817,910)	19,784,890	1,562,787	11.80%
PL International Value	16,966,308	2,828,382	103,648	(53,404)	(3,718,813)	15,918,825	2,094,582	16.88%

	$225,542,204	$19,641,369	$14,572,450	$(616,057)	$(37,130,080)	$192,864,986

     As of September 30, 2011, Pacific Life owned 28.99% of the total (aggregate of Class A, C and I) shares outstanding of the PL Income Fund.
7. FEDERAL INCOME TAX INFORMATION
     Each Fund intends to continue to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code and distribute substantially all its taxable income and capital gains to its shareholders. Each Fund presented in the first table below declared and paid sufficient dividends on net investment income and capital gains distributions during the year ended March 31, 2011, to qualify as a RIC and is not required to pay Federal income tax. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes (see Note 2D). In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each Fund.
     Net capital loss carryovers and post-October capital losses, if any, as of March 31, 2011, are available to offset future realized capital gains and thereby reduce future capital gains distributions. The net capital loss carryovers and the post-October capital losses deferred as of March 31, 2011, were as follows:

					Post	Accumulated
	Net Capital	Net Capital Loss Carryover			October	Capital and
	Loss	Expiring on March 31,			Capital Loss	Other
Fund	Carryover	2017	2018	2019	Deferral	Losses

PL Portfolio Optimization Moderate-Conservative	$(5,806,370)	$(1,054,093)	$(4,752,277)	$—	$—	$(5,806,370)
PL Portfolio Optimization Moderate	(24,373,382)	(3,967,837)	(16,532,849)	(3,872,696)	—	(24,373,382)
PL Portfolio Optimization Moderate-Aggressive	(37,802,003)	(3,214,516)	(30,478,382)	(4,109,105)	—	(37,802,003)
PL Portfolio Optimization Aggressive	(27,970,730)	(2,128,707)	(22,811,627)	(3,030,396)	(75,120)	(28,045,850)

C-8

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments as of September 30, 2011, were as follows:

				Net Unrealized	Net Unrealized
	Total Cost of	Gross	Gross	Appreciation	Appreciation	Net
	Investments	Unrealized	Unrealized	(Depreciation)	(Depreciation)	Appreciation
Fund	on Tax Basis	Appreciation	Depreciation	on Investments	on Other (1)	(Depreciation)
PL Portfolio Optimization Conservative	$306,117,540	$7,499,664	$(347,913)	$7,151,751	$—	$7,151,751
PL Portfolio Optimization Moderate-Conservative	305,572,249	4,523,637	(2,317,458)	2,206,179	—	2,206,179
PL Portfolio Optimization Moderate	822,422,886	11,884,752	(26,161,277)	(14,276,525)	—	(14,276,525)
PL Portfolio Optimization Moderate-Aggressive	616,215,725	9,775,624	(36,055,383)	(26,279,759)	—	(26,279,759)
PL Portfolio Optimization Aggressive	202,523,326	—	(9,658,340)	(9,658,340)	—	(9,658,340)
PL Income	148,611,656	912,893	(1,877,099)	(964,206)	(6,563)	(970,769)
PL Money Market	35,736,625	—	—	—	—	—

(1)	Other includes net depreciation on unfunded loan commitments.
     As of and during the year ended March 31, 2011, none of the Funds had liabilities for any unrecognized tax benefits. During the year ended March 31, 2011, none of the Funds incurred any interest or penalties.
     Each Fund’s tax returns remain subject to examination by Federal and State tax authorities (principal state jurisdictions include California and Delaware) for the tax years ended March 31, 2009 through March 31, 2011 for Federal purposes and March 31, 2008 through March 31, 2011 for State purposes.
     On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act modifies several of the Federal income and excise tax provisions related to RICs. Under the Modernization Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law where capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.
     The Modernization Act contains simplification provisions aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests, exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains. The Modernization Act also contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions. Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.
8. TAX CHARACTER OF DISTRIBUTIONS AND COMPONENTS OF DISTRIBUTABLE EARNINGS
     The tax character of distributions paid during the six-month period ended September 30, 2011, were as follows:

	Distributions Paid From
	Ordinary	Long-Term	Total
Fund	Income	Capital Gains	Distributions
PL Income	$1,503,133	$—	$1,503,133
     The tax character of distributions paid during the year ended March 31, 2011, were as follows:

	Distributions Paid From
	Ordinary	Long-Term	Total
Fund	Income	Capital Gains	Distributions
PL Portfolio Optimization Conservative	$6,824,644	$—	$6,824,644
PL Portfolio Optimization Moderate-Conservative	5,140,621	—	5,140,621
PL Portfolio Optimization Moderate	10,392,641	—	10,392,641
PL Portfolio Optimization Moderate-Aggressive	4,952,239	—	4,952,239
PL Portfolio Optimization Aggressive	1,134,051	—	1,134,051
PL Income	461,390	—	461,390

C-9

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     As of March 31, 2011, the components of distributable earnings on a tax basis were as follows:

				Net
	Accumulated	Undistributed	Undistributed	Unrealized
	Capital and	Ordinary	Long-Term	Appreciation
Fund	Other Losses	Income	Capital Gains	(Depreciation)

PL Portfolio Optimization Conservative	$—	$—	$199,772	$16,387,812
PL Portfolio Optimization Moderate-Conservative	(5,806,370)	483,789	—	21,649,967
PL Portfolio Optimization Moderate	(24,373,382)	2,136,218	—	70,637,756
PL Portfolio Optimization Moderate-Aggressive	(37,802,003)	1,755,297	—	60,871,353
PL Portfolio Optimization Aggressive	(28,045,850)	575,805	—	27,506,699
PL Income	—	526,794	—	97,883
PL Money Market	—	37	—	—
     The components of the accumulated capital and other losses as of March 31, 2011, are summarized in Note 7.
9. PURCHASES AND SALES OF SECURITIES
     The cost of purchases and proceeds from sales of securities (excluding short-term investments and the PL Money Market Fund since it trades exclusively in short-term debt securities) for the six-month period ended September 30, 2011, is as follows:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales

PL Portfolio Optimization Conservative	$—	$—	$64,794,291	$21,427,727
PL Portfolio Optimization Moderate-Conservative	—	—	59,178,273	15,089,143
PL Portfolio Optimization Moderate	—	—	137,695,606	50,239,623
PL Portfolio Optimization Moderate-Aggressive	—	—	80,231,188	35,442,058
PL Portfolio Optimization Aggressive	—	—	19,641,369	14,572,450
PL Income	27,650,811	18,278,272	142,966,015	73,575,776
10. UNFUNDED SENIOR LOAN COMMITMENTS
     Unfunded loan commitments on senior loan participations and assignments (Note 2G), if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period and change in net unrealized appreciation or depreciation on unfunded loan commitments for the reporting period is reflected on the Statements of Assets and Liabilities and the Statements of Operations, respectively. As of September 30, 2011, the PL Income Fund had an unfunded loan commitment of $748,125 (see details in Note (c) in the Notes to Schedule of Investments).
11. FAIR VALUE MEASUREMENTS AND DISCLOSURES
     The Trust characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
•	Level 1 — Quoted prices (unadjusted) in active markets for identical investments
•	Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
•	Level 3 — Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing each Fund’s investments are not necessarily an indication of the risks associated with investing in those investments. For example, the PL Money Market Fund’s investments are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of an investment, but since the value is not obtained from a quoted price in an active market, such investments are reflected as Level 2. For fair valuations using significant unobservable inputs, the Trust provides a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out of Level 3 are based on values at the end of the period. For the six-month period ended September 30, 2011, there were no significant transfers between Level 1, Level 2, and Level 3 for any of the Funds. A summary of each Fund’s investments as of September 30, 2011 as categorized under the three-tier hierarchy of inputs can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.
     The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:
     Mutual Funds
     Investments in mutual funds, including affiliated mutual funds, are valued at their respective NAV and are categorized as Level 1.

C-10

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     U.S. Treasury Obligations
     U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price. The models also take into consideration data received from active market makers and inter-broker-dealer brokers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Corporate Bonds and Notes and U.S. Government Agency Issues
     Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and options adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Senior Loan Notes
     Senior Loans are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Short-Term Investments
     Short-term investments maturing within 60 days are valued using amortized cost, which is used if it approximates market value, and are reflected as Level 2.
12. SHARES OF BENEFICIAL INTEREST
     Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Changes in shares of beneficial interest of each Fund for the six-month period ended September 30, 2011 and the year or period ended March 31, 2011 were as follows:

	PL Portfolio Optimization		PL Portfolio Optimization		PL Portfolio Optimization		PL Portfolio Optimization
	Conservative Fund		Moderate-Conservative Fund		Moderate Fund		Moderate-Aggressive Fund
	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended
	9/30/2011	3/31/2011	9/30/2011	3/31/2011	9/30/2011	3/31/2011	9/30/2011	3/31/2011

Class A
Shares sold	4,145,804	9,883,219	3,797,747	7,499,767	9,700,125	16,639,175	5,688,055	10,900,181
Dividends and distribution reinvested	—	273,222	—	228,388	—	494,777	—	282,851
Shares repurchased	(2,553,805)	(4,793,123)	(1,875,322)	(3,327,441)	(5,030,816)	(7,572,182)	(3,197,195)	(7,258,951)

Net increase	1,591,999	5,363,318	1,922,425	4,400,714	4,669,309	9,561,770	2,490,860	3,924,081
Beginning shares outstanding	11,983,618	6,620,300	11,815,219	7,414,505	32,420,483	22,858,713	25,004,207	21,080,126

Ending shares outstanding	13,575,617	11,983,618	13,737,644	11,815,219	37,089,792	32,420,483	27,495,067	25,004,207

Class B
Shares sold	527,512	1,209,958	645,185	1,147,366	1,468,177	2,989,542	1,039,971	2,076,087
Dividends and distribution reinvested	—	40,641	—	40,051	—	84,489	—	40,570
Shares repurchased	(149,799)	(473,616)	(193,426)	(477,945)	(581,369)	(1,351,393)	(506,943)	(1,595,557)

Net increase	377,713	776,983	451,759	709,472	886,808	1,722,638	533,028	521,100
Beginning shares outstanding	2,067,260	1,290,277	2,543,566	1,834,094	7,804,830	6,082,192	7,022,886	6,501,786

Ending shares outstanding	2,444,973	2,067,260	2,995,325	2,543,566	8,691,638	7,804,830	7,555,914	7,022,886

C-11

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	PL Portfolio Optimization		PL Portfolio Optimization		PL Portfolio Optimization		PL Portfolio Optimization
	Conservative Fund		Moderate-Conservative Fund		Moderate Fund		Moderate-Aggressive Fund
	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended
	9/30/2011	3/31/2011	9/30/2011	3/31/2011	9/30/2011	3/31/2011	9/30/2011	3/31/2011

Class C
Shares sold	4,085,081	8,387,689	2,490,830	5,199,896	5,183,584	11,224,010	2,695,502	5,999,834
Dividends and distribution reinvested	—	202,508	—	139,873	—	272,946	—	113,765
Shares repurchased	(2,095,284)	(4,231,977)	(1,069,245)	(1,937,194)	(3,407,510)	(4,970,189)	(1,953,444)	(4,720,942)

Net increase	1,989,797	4,358,220	1,421,585	3,402,575	1,776,074	6,526,767	742,058	1,392,657
Beginning shares outstanding	10,905,548	6,547,328	9,620,440	6,217,865	26,185,201	19,658,434	19,396,943	18,004,286

Ending shares outstanding	12,895,345	10,905,548	11,042,025	9,620,440	27,961,275	26,185,201	20,139,001	19,396,943

Class R
Shares sold	277,978	383,168	461,949	711,711	568,902	1,078,079	449,100	640,197
Dividends and distribution reinvested	—	21,554	—	27,930	—	36,679	—	13,461
Shares repurchased	(145,343)	(353,249)	(246,107)	(378,253)	(470,746)	(1,365,474)	(172,811)	(362,686)

Net increase (decrease)	132,635	51,473	215,842	361,388	98,156	(250,716)	276,289	290,972
Beginning shares outstanding	819,689	768,216	1,357,946	996,558	1,998,222	2,248,938	1,435,029	1,144,057

Ending shares outstanding	952,324	819,689	1,573,788	1,357,946	2,096,378	1,998,222	1,711,318	1,435,029

	PL Portfolio Optimization
	Aggressive Fund		PL Income Fund (1)		PL Money Market Fund
	Period ended	Year ended	Period ended	Period ended	Period ended	Year ended
	9/30/2011	3/31/2011	9/30/2011	3/31/2011	9/30/2011	3/31/2011

Class A
Shares sold	1,502,717	3,514,980	8,535,289	548,189	27,536,823	88,260,849
Dividends and distribution reinvested	—	66,115	38,888	1,632	—	—
Shares repurchased	(1,113,943)	(3,543,645)	(543,854)	(27,989)	(30,332,246)	(84,487,252)

Net increase (decrease)	388,774	37,450	8,030,323	521,832	(2,795,423)	3,773,597
Beginning shares outstanding	9,296,213	9,258,763	521,832	—	38,453,326	34,679,729

Ending shares outstanding	9,684,987	9,296,213	8,552,155	521,832	35,657,903	38,453,326

Class B
Shares sold	225,369	594,910
Dividends and distribution reinvested	—	14,313
Shares repurchased	(156,842)	(808,725)

Net increase (decrease)	68,527	(199,502)
Beginning shares outstanding	2,550,471	2,749,973

Ending shares outstanding	2,618,998	2,550,471

Class C
Shares sold	1,098,203	2,856,844	1,624,784
Dividends and distribution reinvested	—	31,582	4,144
Shares repurchased	(1,268,604)	(3,126,313)	(44,284)

Net increase (decrease)	(170,401)	(237,887)	1,584,644
Beginning shares outstanding	6,282,882	6,520,769	—

Ending shares outstanding	6,112,481	6,282,882	1,584,644

Class R
Shares sold	146,924	210,892
Dividends and distribution reinvested	—	2,875
Shares repurchased	(100,794)	(178,354)

Net increase	46,130	35,413
Beginning shares outstanding	454,534	419,121

Ending shares outstanding	500,664	454,534

C-12

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	PL Portfolio Optimization
	Aggressive Fund		PL Income Fund (1)		PL Money Market Fund
	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended
	9/30/2011	3/31/2011	9/30/2011	3/31/2011	9/30/2011	3/31/2011

Class I
Shares sold			32,856	5,000,965
Dividends and distribution reinvested			80,213	43,044
Shares repurchased			(960,006)	—

Net increase (decrease)			(846,937)	5,044,009
Beginning shares outstanding			5,044,009	—

Ending shares outstanding			4,197,072	5,044,009

(1)	Class A and Class I shares of the PL Income Fund commenced operations on December 31, 2010 and Class C shares commenced operations on June 30, 2011.
13. INDEMNIFICATIONS
     Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

C-13

PACIFIC LIFE FUNDS
DISCLOSURE OF FUND EXPENSES
(Unaudited)
     We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur two types of costs: (1) transactions costs such as initial sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, which include advisory fees, administration fees, distribution and/or service fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from April 1, 2011 to September 30, 2011.
ACTUAL EXPENSES
     The first section of the table for each fund entitled “Actual Fund Return”, provides information about actual account values and actual expenses based on each fund’s actual performance and each fund’s actual expenses, after any applicable expense reductions (See Note 5 in Notes to Financial Statements). The “Ending Account Value at 09/30/11” column shown is derived from the fund’s actual performance; the “Annualized Expense Ratio” column shows the fund’s actual annualized expense ratio; and the “Expenses Paid During the Period 04/01/11-09/30/11” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from April 1, 2011 to September 30, 2011.
     You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each fund in your account, simply divide that fund’s value by $1,000.00 (for example, an $8,600.00 fund value divided by $1,000.00 = 8.6), then multiply the result by the number given for your fund(s) in the “Expenses Paid During the Period 04/01/11-09/30/11.”
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     The second section of the table for each fund, entitled “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and actual fund’s expenses, after any applicable expense reductions (See Note 5 in Notes to Financial Statements). It assumes that the fund had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.
     You may use the hypothetical example information to compare the ongoing costs of investing in the fund compared to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as initial sales charges (loads) or contingent deferred sales charges. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	the Period (1)
	Value at	Value at	Expense	04/01/11 -
	04/01/11	09/30/11	Ratio	09/30/11

PL Portfolio Optimization Conservative Fund (2)
Actual Fund Return
Class A	$1,000.00	$971.50	0.60%	$2.96
Class B	1,000.00	967.50	1.35%	6.64
Class C	1,000.00	967.50	1.35%	6.64
Class R	1,000.00	971.40	0.85%	4.19
Hypothetical
Class A	$1,000.00	$1,022.00	0.60%	$3.03
Class B	1,000.00	1,018.25	1.35%	6.81
Class C	1,000.00	1,018.25	1.35%	6.81
Class R	1,000.00	1,020.75	0.85%	4.29
PL Portfolio Optimization Moderate-Conservative Fund (2)
Actual Fund Return
Class A	$1,000.00	$937.80	0.60%	$2.91
Class B	1,000.00	932.90	1.35%	6.52
Class C	1,000.00	933.70	1.35%	6.53
Class R	1,000.00	935.80	0.85%	4.11
Hypothetical
Class A	$1,000.00	$1,022.00	0.60%	$3.03
Class B	1,000.00	1,018.25	1.35%	6.81
Class C	1,000.00	1,018.25	1.35%	6.81
Class R	1,000.00	1,020.75	0.85%	4.29
PL Portfolio Optimization Moderate Fund (2)
Actual Fund Return
Class A	$1,000.00	$902.40	0.60%	$2.85
Class B	1,000.00	898.30	1.35%	6.41
Class C	1,000.00	898.10	1.35%	6.41
Class R	1,000.00	901.20	0.85%	4.04
Hypothetical
Class A	$1,000.00	$1,022.00	0.60%	$3.03
Class B	1,000.00	1,018.25	1.35%	6.81
Class C	1,000.00	1,018.25	1.35%	6.81
Class R	1,000.00	1,020.75	0.85%	4.29
PL Portfolio Optimization Moderate-Aggressive Fund (2)
Actual Fund Return
Class A	$1,000.00	$868.00	0.60%	$2.80
Class B	1,000.00	863.40	1.35%	6.29
Class C	1,000.00	863.10	1.35%	6.29
Class R	1,000.00	867.00	0.85%	3.97
Hypothetical
Class A	$1,000.00	$1,022.00	0.60%	$3.03
Class B	1,000.00	1,018.25	1.35%	6.81
Class C	1,000.00	1,018.25	1.35%	6.81
Class R	1,000.00	1,020.75	0.85%	4.29
See explanation of references on page D-2

D-1

PACIFIC LIFE FUNDS
DISCLOSURE OF FUND EXPENSES (Continued)
(Unaudited)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	the Period (1)
	Value at	Value at	Expense	04/01/11 -
	04/01/11	09/30/11	Ratio	09/30/11

PL Portfolio Optimization Aggressive Fund (2)
Actual Fund Return
Class A	$1,000.00	$836.40	0.60%	$2.75
Class B	1,000.00	829.60	1.35%	6.17
Class C	1,000.00	829.60	1.35%	6.17
Class R	1,000.00	833.90	0.85%	3.90
Hypothetical
Class A	$1,000.00	$1,022.00	0.60%	$3.03
Class B	1,000.00	1,018.25	1.35%	6.81
Class C	1,000.00	1,018.25	1.35%	6.81
Class R	1,000.00	1,020.75	0.85%	4.29
PL Income Fund
Actual Fund Return
Class A	$1,000.00	$1,022.50	0.90%	$4.55
Class C (3)	1,000.00	999.20	1.65%	4.19
Class I	1,000.00	1,024.30	0.65%	3.29
Hypothetical
Class A	$1,000.00	$1,020.50	0.90%	$4.55
Class C (3)	1,000.00	1,016.75	1.65%	8.32
Class I	1,000.00	1,021.75	0.65%	3.29
PL Money Market Fund
Actual Fund Return
Class A	$1,000.00	$1,000.00	0.13%	$0.65
Hypothetical
Class A	$1,000.00	$1,024.35	0.13%	$0.66

(1)	Expenses paid during the six-month period are equal to the fund’s annualized expense ratio (shown in table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year or applicable period, then divided by 366 days.

(2)	The annualized expense ratios for the Portfolio Optimization Funds do not include expenses of the PL Underlying Funds (See Note 1 in Notes to Financial Statements) in which the Portfolio Optimization Funds invest.

(3)	Class C of the PL Income Fund commenced operations on June 30, 2011. The actual class return and expenses paid during the period by this class were for the period from June 30, 2011 to September 30, 2011 instead of the entire six-month period. The hypothetical return is based on the entire six-month period for comparison purposes.

D-2

PACIFIC LIFE FUNDS
WHERE TO GO FOR MORE INFORMATION
(Unaudited)
Availability of Quarterly Holdings
     The Trust files Form N-Q (complete schedules of fund holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Trust’s Form N-Q, (when required) is filed pursuant to applicable regulation and is available after filing (i) on the SEC’s Web site at www.sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington, D.C. (Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the Trust’s Webpage at www.pacificlife.com/pacificlifefunds.htm. The SEC may charge you a fee for this information.
Availability of Proxy Voting Record
     By August 31 of each year, the Trust files information regarding how portfolio managers voted proxies relating to fund securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Trust’s’ Website and on the SEC’s Website noted below.
Information Relating to Investments Held by the Pacific Life Funds
     For complete descriptions of the various securities and other instruments held by the Trust and their risks, please see the Trust’s prospectus and Statement of Additional Information (“SAI”). For a description of bond ratings, please see the Trust’s SAI. The prospectus and SAI are available as noted below.
Availability of Proxy Voting Policies
     A description of the Proxy Voting Policies and Procedures that the Trust uses to determine how to vote proxies relating to fund securities is described in the Trust’s SAI.
How to obtain Information
     The Trust’s prospectus, SAI (including Proxy Voting Policies) and the PL Underlying Funds’ annual and semi-annual reports are available:
•	On the Trust’s Website at www.pacificlife.com/pacificlifefunds.htm

•	On the SEC’s Website at www.sec.gov

•	Upon request by calling, without charge, 1-800-722-2333, 7 a.m. through 5 p.m. Pacific Time

D-3

[THIS PAGE INTENTIONALLY LEFT BLANK]

Pacific Life Funds
Mailing address:
P.O. Box 9768
Providence, RI 02940-9768
Form No. 3167-11A

PL Floating Rate Income Fund and PL Underlying Funds
Semi-Annual Report
As of September 30, 2011

TABLE OF CONTENTS
PACIFIC LIFE FUNDS

Schedules of Investments and Notes	A-1

Financial Statements:

Statements of Assets and Liabilities	B-1

Statements of Operations	B-4

Statements of Changes in Net Assets	B-7

Financial Highlights	B-13

Notes to Financial Statements	C-1

Disclosure of Fund Expenses	D-1

Approval of Investment Advisory Agreement and Fund Management Agreements	D-3

Where to Go for More Information	D-6

PACIFIC LIFE FUNDS
PL FLOATING RATE INCOME FUND
Schedule of Investments
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 10.9%

Consumer Discretionary - 0.7%

Dana Holding Corp
6.750% due 02/15/21	$250,000	$238,750

Consumer Staples - 0.7%

Reynolds Group Issuer Inc
7.875% due 08/15/19 ~	250,000	242,500

Energy - 1.0%

Arch Coal Inc
7.000% due 06/15/19 ~	250,000	238,750
Precision Drilling Corp (Canada)
6.500% due 12/15/21 ~	100,000	99,000

		337,750

Financials - 2.2%

CIT Group Inc
7.000% due 05/01/16	250,000	242,812
Ford Motor Credit Co LLC
2.996% due 01/13/12 §	250,000	251,390
Nuveen Investments Inc
10.500% due 11/15/15	250,000	231,875

		726,077

Industrials - 1.5%

CSC Holdings LLC
8.500% due 06/15/15	250,000	264,375
U.S. Airways 2011-1 Pass Through Trust ‘A’
7.125% due 10/22/23	250,000	237,500

		501,875

Information Technology - 0.7%

EH Holding Corp
7.625% due 06/15/21 ~	250,000	241,875

Materials - 3.4%

American Rock Salt Co LLC
8.250% due 05/01/18 ~	250,000	220,000
Berry Plastics Corp
4.999% due 02/15/15 §	500,000	465,000
FMG Resources August 2006 Pty Ltd (Australia)
7.000% due 11/01/15 ~	250,000	233,750
Vulcan Materials Co
6.500% due 12/01/16	250,000	230,834

		1,149,584

Telecommunication Services - 0.7%

Intelsat Luxemburg SA (Luxembourg)
11.500% due 02/04/17	250,000	215,625

Total Corporate Bonds & Notes (Cost $3,884,381)		3,654,036

SENIOR LOAN NOTES - 82.6%

Consumer Discretionary - 32.0%

Bass Pro Group LLC
5.254% due 06/13/17 §	498,750	479,112
Bresnan Broadband Holdings LLC Term B
due 12/14/17 ¥	500,000	484,375
Burger King Corp Term B
4.500% due 10/19/16 §	498,744	482,223
Caesars Entertainment Operating Co Inc Term B-3
3.254% due 01/28/15 §	746,250	628,249
Chrysler LLC Term B
6.000% due 05/25/17 §	997,500	878,216
Clear Channel Communications Inc Tranche B
3.889% due 01/29/16 §	1,000,000	714,625
Cumulus Media Holdings Inc Term B (1st Lien)
5.750% due 07/29/18 §	1,000,000	946,250
Emergency Medical Services Corp (Initial Term Loan)
5.250% due 05/25/18 §	497,500	474,594
Interactive Data Corp Term B
4.500% due 02/11/18 §	497,500	480,088
Jo-Ann Stores Inc
4.750% due 03/16/18 §	498,750	465,085
MCC Iowa LLC Tranche F
4.500% due 10/23/17 §	497,481	480,691
Petco Animal Supplies Inc Term B (1st Lien)
4.500% due 11/30/17 §	500,000	474,479
Pilot Travel Centers LLC Tranche B (Initial Term Loan)
4.250% due 03/30/18 §	487,500	482,828
The Neiman Marcus Group Inc
4.750% due 05/16/18 §	750,000	697,187
The Servicemaster Co
(Closing Date Loan) 2.744% due 07/24/14 §	452,248	424,661
(Delayed Draw Term Loan) 2.740% due 07/24/14 §	45,154	42,400
Toys ‘R’ Us-Delaware Inc Term B-2
5.250% due 05/25/18 §	997,500	953,859
Univision Communications Inc (Extended 1st Lien)
4.489% due 03/31/17 §	750,000	639,062
Wendy’s Arby’s Restaurants LLC
5.000% due 05/24/17 §	498,737	497,699

		10,725,683

Consumer Staples - 12.1%

Bj’s Wholesale Club LLC (1st Lien)
due 09/28/18 ¥	500,000	484,107
Del Monte Foods Co (Initial Term Loan)
4.500% due 03/08/18 §	748,125	694,167
NBTY Inc Term B-1
due 10/01/17 ¥	500,000	485,469
Reynolds Group Holdings Inc Tranche C
6.500% due 08/09/18 §	1,000,000	970,417
Rite Aid Corp Tranche 5
4.500% due 03/03/18 §	500,000	465,000
U.S. Foodservice Inc
5.750% due 03/31/17 §	995,000	943,591

		4,042,751

Energy - 1.3%

CCS Inc
3.369% due 11/14/14 §	498,705	441,977

Financials - 6.0%

First Data Corp Tranche B-1 (Initial Term Loan)
2.985% due 09/24/14 §	1,000,000	878,625
Nuveen Investments Inc (Extended 1st Lien)
5.819% due 05/13/17 §	500,000	465,750

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL FLOATING RATE INCOME FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
Realogy Corp (Non-Extended)
3.272% due 10/10/13 §	$664,432	$594,389
(Synthetic Letter of Credit)
4.469% due 10/10/13 §	81,809	73,185

		2,011,949

Health Care - 7.2%

Capsugel Finance Co Term B
5.250% due 07/30/18 §	1,000,000	987,813
IASIS Healthcare LLC Term B
5.000% due 05/03/18 §	498,747	466,952
InVentiv Health Inc Tranche B-3
6.750% due 07/19/18 §	997,500	956,353

		2,411,118

Industrials - 7.1%

AWAS Finance Luxembourg SARL Term B
5.250% due 06/10/16 §	978,723	966,489
Ceridian Corp
3.239% due 11/09/14 §	498,718	434,508
Delta Air Lines Inc
5.500% due 04/20/17 §	498,750	470,695
Transdigm Inc
4.000% due 02/15/17 §	498,744	488,457

		2,360,149

Information Technology - 1.3%

CDW LLC (Extended)
4.250% due 07/15/17 §	500,000	446,250

Materials - 5.8%

Exopack LLC/Cello-Foil Products Inc Term B
6.500% due 05/31/17 §	498,750	468,825
Sealed Air Corp Term B (Advanced Loan)
due 10/03/18 ¥	1,000,000	1,002,750
Univar Inc Term B
5.000% due 06/30/17 §	497,494	466,815

		1,938,390

Telecommunication Services - 4.8%

Avaya Inc Term B-3
4.814% due 10/26/17 §	496,742	424,507
Intelsat Jackson Holdings Ltd
3.246% due 02/01/14 §	750,000	699,375
Level 3 Financing Inc Tranche B-2
due 09/01/18 ¥	500,000	473,750

		1,597,632

Utilities - 5.0%

Calpine Corp
4.500% due 04/01/18 §	498,747	472,937
Dynegy Power Corp Term B
9.250% due 08/05/16 §	500,000	493,672
Texas Competitive Electric Holdings Co (Non-Extending)
3.726% due 10/10/14 §	1,000,000	709,583

		1,676,192

Total Senior Loan Notes (Cost $29,029,394)		27,652,091

	Shares
SHORT-TERM INVESTMENT - 14.6%

Money Market Fund - 14.6%

BlackRock Liquidity Funds Treasury
Trust Fund Portfolio	4,895,766	4,895,766

Total Short-Term Investment (Cost $4,895,766)		4,895,766

TOTAL INVESTMENTS - 108.1% (Cost $37,809,541)		36,201,893

OTHER ASSETS & LIABILITIES, NET - (8.1%)		(2,711,385)

NET ASSETS - 100.0%		$33,490,508

Notes to Schedule of Investments

(a)	As of September 30, 2011, the fund was diversified as a percentage of net assets as follows:

Consumer Discretionary	32.7%
Short-Term Investment	14.6%
Consumer Staples	12.8%
Materials	9.2%
Industrials	8.6%
Financials	8.2%
Health Care	7.2%
Telecommunication Services	5.5%
Utilities	5.0%
Energy	2.3%
Information Technology	2.0%

108.1%
Other Assets & Liabilities, Net	(8.1)%

100.0%

(b)	As of September 30, 2011, the fund’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

BBB	3.8%
BB	41.8%
B	47.7%
CCC	6.7%

100.0%

(c)	Pursuant to the terms of the following senior loan agreement, the fund had an unfunded loan commitment of $498,750 or 1.5% of net assets as of September 30, 2011, which could be extended at the option of the borrower:

	Unfunded
	Loan		Unrealized
Borrower	Commitment	Value	Depreciation

Lamar Media Corp Term B	$498,750	$494,375	$(4,375)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL FLOATING RATE INCOME FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Corporate Bonds & Notes	$3,654,036	$—	$3,654,036	$—
	Senior Loan Notes	27,652,091	—	27,652,091	—
	Short-Term Investment	4,895,766	4,895,766	—	—
	Unfunded Loan Commitment	494,375	—	494,375	—

	Total	$36,696,268	$4,895,766	$31,800,502	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL FLOATING RATE LOAN FUND
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.5%

Consumer Discretionary - 0.5%

Metro-Goldwyn-Mayer Studios Inc ‘A’ * ◊	27,061	$493,863

Total Common Stocks (Cost $671,651)		493,863

	Principal
	Amount	Value
SENIOR LOAN NOTES - 97.6%

Consumer Discretionary - 35.4%

Advantage Sales & Marketing Inc (1st Lien) 5.250% due 12/17/17 §	$672,431	650,997
Affinion Group Inc Tranche B 5.000% due 10/09/16 §	1,086,727	991,185
Allison Transmission Inc 2.980% due 08/07/14 §	961,985	908,114
ARAMARK Corp
(Letter of Credit Facility Deposit Non-Extending) 0.089% due 01/26/14 §	67,524	65,724
(Non-Extending) 2.244% due 01/26/14 §	838,203	815,851
Asurion LLC (1st Lien) 5.500% due 05/30/18 §	661,193	626,894
Burger King Corp Term B 4.500% due 10/19/16 §	496,250	479,812
Catalina Marketing Corp (Initial Term Loan) 2.989% due 10/26/14 §	939,228	885,223
Cequel Communications LLC 2.241% due 05/05/13 §	992,208	959,135
Charter Communications Operating LLC Term C 3.620% due 09/06/16 §	496,212	481,326
Chrysler Group LLC Term B 6.000% due 05/24/17 §	1,047,375	922,127
Cumulus Media Inc Term B (1st Lien) 5.750% due 09/16/18 §	500,000	473,125
Delphi Corp Term B 3.500% due 03/31/17 §	171,053	169,556
DineEquity Inc Term B-1 4.250% due 10/25/17 §	123,652	120,329
Dollar General Corp Tranche B-2 2.982% due 07/06/13 §	500,000	495,886
Dunkin Brands Inc Term B-2 4.000% due 11/23/17 §	992,513	962,323
Emergency Medical Services Corp (Initial Term Loan) 5.250% due 05/25/18 §	997,494	951,567
Entercom Radio LLC Term A 1.331% due 06/18/12 §	170,192	163,810
Federal-Mogul Corp
Tranche B 2.159% due 12/27/14 §	648,683	599,491
Tranche C 2.166% due 12/27/15 §	330,961	305,863
General Nutrition Centers Inc Tranche B 4.250% due 03/02/18 §	375,000	363,906
Getty Images Inc 5.250% due 11/03/16 §	490,344	488,506
Go Daddy Group Inc due 10/05/18 ∞	175,000	166,101
Harrah’s Operating Co Inc Term B-1 3.253% due 01/28/15 §	1,000,000	842,188
Interactive Data Corp Term B 4.500% due 02/08/18 §	497,500	480,088
Jo-Ann Stores Inc 4.750% due 03/18/18 §	498,750	465,084
Language Line LLC Tranche B 6.250% due 06/15/16 §	194,708	184,973
Las Vegas Sands LLC
(Extended Delayed Draw I Term Loan) 2.740% due 05/23/16 §	107,797	100,925
Tranche B (Extended) 2.740% due 11/23/16 §	533,487	499,763
Laureate Education Inc (Extended) 5.250% due 06/15/18 §	996,247	903,264
Mediacom Group LLC Tranche E 4.500% due 11/03/17 §	987,500	960,344
Michaels Stores Inc
Term B-1 2.552% due 10/31/13 §	463,828	444,760
Term B-2 4.802% due 07/31/16 §	688,114	658,009
Nexstar Broadcasting Inc (Delayed Draw Term Loan) 5.000% due 09/30/16 §	994,979	977,567
National Bedding Co LLC (Extended) 3.880% due 12/17/13 §	494,397	487,600
Orbitz Worldwide Inc 3.266% due 07/25/14 §	479,871	421,486
OSI Restaurant Partners LLC due 06/14/14 ∞	455,691	425,217
2.563% due 06/14/14 §	425,932	397,448
(Pre-Funded Revolving Credit Loan) due 06/14/14 ∞	44,309	41,345
0.163% due 06/14/14 §	41,547	38,769
Petco Animal Supplies Inc Term B 4.500% due 10/28/17 §	495,000	469,734
Pilot Travel Centers LLC Tranche B (Initial Term Loan) 4.250% due 03/30/18 §	414,375	410,404
Protection One Alarm Monitoring Inc 6.000% due 06/04/16 §	436,026	429,485
Regal Cinemas Corp 3.369% due 08/23/17 §	843,625	822,007
Sabre Inc (Initial Term Loan) 2.243% due 09/21/14 §	971,124	819,251
SeaWorld Parks & Entertainment Inc
Term A 2.989% due 02/16/16 §	248,475	241,021
Term B 4.000% due 02/16/16 §	228,059	222,073
Six Flags Theme Parks Inc Tranche B 5.250% due 02/17/16 §	1,000,000	990,625
SymphonyIRI Group 5.000% due 11/30/17 §	498,750	485,034
The Goodyear Tire & Rubber Co (2nd Lien) 1.940% due 04/30/14 §	1,000,000	968,125
The Neiman Marcus Group Inc 4.750% due 05/16/16 §	825,000	766,906
The Weather Channel Holding Corp 4.250% due 02/04/17 §	248,750	246,055
Travelport LLC (Extended Delayed Draw Term Loan) 4.746% due 08/23/15 §	697,634	617,987
Univision Communications Inc
(Extended 1st Lien Term Loan) 4.489% due 03/29/17 §	766,960	653,514
(Initial Term Loan) 4.489% due 09/29/14 §	766,960	693,140
Visant Corp Tranche B 5.250% due 12/22/16 §	148,875	136,965

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL FLOATING RATE LOAN FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
VML U.S. Finance LLC Term B
(Delayed Draw Project Loan) 4.740% due 05/25/12 §	$148,072	$147,721
(Funded Project Loan) 4.740% due 04/11/13 §	660,777	659,208
Zuffa LLC (Initial Term Loan) 2.250% due 06/01/15 §	989,664	932,758

		32,087,694

Consumer Staples - 12.4%

Dean Foods Co Tranche B (Non-Extending) 1.870% due 04/02/14 §	494,819	484,922
Del Monte Foods Co (Initial Term Loan) 4.500% due 02/15/18 §	997,500	925,555
Dole Food Company Inc
Tranche B-2 5.000% due 06/28/18 §	113,466	111,976
Tranche C-2 6.000% due 07/08/18 §	210,722	207,956
DSW Holdings Inc 4.239% due 03/02/12 §	500,000	458,750
JBS USA LLC (Initial Term Loan) 4.250% due 05/27/18 §	1,000,000	960,000
KIK Custom Products Inc (2nd Lien) 5.264% due 11/24/14 §	500,000	321,875
Michael Foods Group Inc Term B (Facility) 4.250% due 02/25/18 §	995,000	961,730
NBTY Inc Term B-1 4.250% due 10/01/17 §	992,500	963,656
Pierre Merger Corp (1st Lien) 7.000% due 09/15/16 §	496,241	486,316
Pinnacle Foods Holdings Corp 2.722% due 04/02/14 §	498,938	475,239
Reynolds Group Holdings Inc Tranche B 6.500% due 02/10/18 §	995,000	966,145
Rite Aid Corp
Tranche 2 1.983% due 06/04/14 §	1,446,717	1,345,447
Tranche 5 4.500% due 03/01/18 §	194,383	180,776
Roundy’s Supermarkets Inc Tranche B (Extended) 4.404% due 11/03/13 §	989,610	961,159
Supervalu Inc Tranche B-3 4.500% due 06/02/18 §	1,022,438	947,245
U.S. Foodservice 2.737% due 07/03/14 §	496,114	459,061

		11,217,808

Energy - 3.1%

Citgo Petroleum Corp Term B 8.000% due 06/25/15 §	183,036	184,752
Frac Tech Services LLC Term B 6.250% due 05/06/16 §	536,456	528,298
Gibson Energy ULC Term B 5.750% due 06/15/18 §	249,375	243,452
MEG Energy Corp (Initial Term Loan) 4.000% due 03/16/18 §	1,000,000	981,500
Obsidian Natural Gas Trust 7.000% due 09/30/15 §	890,801	895,255

		2,833,257

Financials - 4.0%

Citco III Ltd Term B 6.250% due 06/29/18 §	498,750	475,059
Fifth Third Processing Solutions LLC Term B-1 (1st Lien) 4.500% due 11/03/16 §	497,500	482,575
First Data Corp
Tranche B-1 (Initial Term Loan) 2.985% due 09/24/14 §	271,162	238,250
(Dollar Term Loan) 4.235% due 03/24/18 §	223,620	184,697
HUB International Ltd
(Delayed Draw Term Loan) 2.869% due 04/02/14 §	176,835	164,014
(Initial Term Loan) 2.869% due 04/02/14 §	786,668	729,635
Nuveen Investments Inc (1st Lien)
(Extended) 5.819% due 12/31/17 §	808,260	752,894
(Non-Extended) 3.319% due 11/13/14 §	691,740	637,784

		3,664,908

Health Care - 13.3%

Alere Inc Term B 4.500% due 06/30/17 §	800,000	774,000
Alliance HealthCare Inc (Initial Term Loan) 5.705% due 06/29/18 §	469,950	429,065
Aptalis Pharma 5.500% due 02/11/17 §	496,250	444,144
Aveta Inc
(MMM Term Loan) 8.500% due 04/14/16 §	227,521	223,255
(NAMM Term Loan) 8.500% due 04/14/16 §	227,521	223,255
Bausch & Lomb Inc
(Delayed Draw Term Loan) 3.489% due 04/26/15 §	96,844	93,590
(Parent Term Loan) 3.590% due 04/26/15 §	397,351	384,002
Biomet Inc (Dollar Term Loan) 3.314% due 03/25/15 §	987,146	947,837
Capsugel Healthcare Ltd Term B 5.250% due 08/01/18 §	125,000	123,477
CHS/Community Health Systems Inc
(Extended Term Loan) 3.819% due 01/25/17 §	318,945	293,961
(Non-Extended Delayed Draw Term Loan) 2.569% due 07/25/14 §	32,656	30,638
(Non-Extended Funded Term Loan) 2.569% due 07/25/14 §	635,552	596,271
DJO Finance LLC 3.239% due 11/20/13 §	451,796	429,065
Grifols Inc SA Tranche B 6.000% due 11/09/16 §	673,313	661,866
HCA Inc Tranch B-3 3.619% due 05/04/18 §	1,581,925	1,490,717
Health Management Associates Inc Term B 2.119% due 02/28/14 §	986,223	930,749
IASIS Healthcare LLC Term B 5.000% due 04/29/18 §	174,125	163,025
IMS Health Inc Tranche B (Dollar Term Loan) 4.500% due 03/10/16 §	492,506	484,503
InVentiv Health Inc Term B (Consolidated) 6.500% due 08/04/16 §	493,775	476,493
Kindred Healthcare Inc 5.250% due 06/01/18 §	174,563	162,343
Multiplan Merger Corp Term B 4.750% due 08/12/17 §	673,077	635,637
Quintiles Transnational Corp Term B 5.000% due 06/08/18 §	423,938	400,974
Royalty Pharma Finance Trust 4.000% due 05/10/18 §	423,938	420,758

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL FLOATING RATE LOAN FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
Select Medical Corp
Tranche B 5.500% due 06/01/18 §	$324,188	$295,011
Warner Chilcott Co LLC
Term B-1 4.250% due 03/15/18 §	454,857	443,486
Term B-2 4.250% due 03/15/18 §	227,429	221,743
WC Luxco SARL
Term B-3 4.250% due 03/15/18 §	312,714	304,896

		12,084,761

Industrials - 6.4%

Adesa 5.000% due 05/16/17 §	324,188	314,664
Bombardier Recreational Products Inc 2.750% due 06/07/13 §	497,803	476,024
Delos Aircraft Term 2 7.000% due 03/10/16 §	1,000,000	1,002,500
Goodman Global Inc (1st Lien Initial Term Loan) 5.750% due 10/21/16 §	139,625	138,665
Metaldyne LLC 5.250% due 05/13/17 §	174,125	168,901
Nielsen Finance LLC Term A (Dollar Term Loan) 2.226% due 08/12/13 §	913,529	888,978
Sensata Technologies Finance Co LLC 4.000% due 05/10/18 §	350,000	341,688
Swift Transportation Co 6.000% due 12/21/16 §	873,261	851,429
TASC Inc 4.500% due 05/03/15 §	149,360	143,572
Tomkins PLC Term B-1 4.250% due 09/28/16 §	518,232	509,649
Transdigm Inc Term B 4.000% due 02/15/17 §	248,125	243,007
VWR Funding Inc (Dollar Term Loan) 2.739% due 06/29/14 §	723,910	679,269

		5,758,346

Information Technology - 4.9%

Activant Term B 5.000% due 05/17/18 §	274,313	256,654
Freescale Semiconductor Inc
(Extended Maturity Term Loan) 4.472% due 02/28/17 §	983,911	903,968
Infor Enterprise Solutions Holdings Ltd
(Extended Delayed Draw 1st Lien) 5.990% due 07/29/15 §	342,102	318,155
(Extended Initial US Term Loan 1st Lien) 5.990% due 07/29/15 §	644,149	599,381
Kronos Inc (2nd Lien) 6.119% due 12/31/15 §	500,000	467,500
Reynolds & Reynolds Term B 3.750% due 04/08/18 §	249,375	244,388
Skillsoft Corp Term B 6.500% due 05/20/17 §	489,194	481,245
Spansion LLC 4.750% due 02/01/15 §	279,719	272,376
SunGard Data Systems Inc
Tranche A 1.977% due 02/28/14 §	244,500	239,152
Tranche B 3.892% due 02/28/16 §	717,155	690,859

		4,473,678

Materials - 9.7%

Ashland Inc Term B 3.750% due 08/23/18 §	250,000	248,527
Fairmount Minerals Ltd Tranche B 5.250% due 03/10/17 §	979,000	965,539
Graphic Packaging International Inc Term B 2.241% due 05/16/14 §	863,362	845,915
Hexion Specialty Chemicals Inc
Tranche C-1B 4.000% due 05/05/15 §	693,136	652,704
Tranche C-2B 4.125% due 05/05/15 §	293,046	275,952
Huntsman International LLC Term B
(Dollar Term Loan) 1.766% due 04/19/14 §	268,345	255,733
(Extended Dollar Term Loan) 2.800% due 03/07/17 §	731,655	689,585
Ineos US Finance LLC
Term B-2 7.500% due 12/11/13 §	550,589	545,772
Term C-2 8.000% due 12/11/14 §	584,257	579,145
Nalco Co Tranche B-1 4.500% due 10/07/17 §	990,000	989,072
Norit Holding NV (1st Lien) 7.500% due 07/08/17 §	100,000	97,500
Novelis Inc (Canada) 3.750% due 03/10/17 §	992,500	972,650
Solutia Inc Term 1 3.500% due 08/16/17 §	195,956	192,588
Styron SARL LLC Term B 6.000% due 01/28/17 §	496,250	452,332
Univar Inc Term B 5.000% due 02/28/17 §	843,625	791,601
Walter Energy Inc Term B 4.000% due 04/01/18 §	224,438	217,760

		8,772,375

Telecommunication Services - 5.9%

Digicel International Finance Ltd
Tranche A 2.875% due 04/25/12 §	183,423	182,735
Tranche A — T&T 2.875% due 04/25/12 §	200,036	199,286
Intelsat Jackson Holdings SA Tranche B 5.250% due 04/03/18 §	1,945,125	1,877,450
MetroPCS Wireless Inc Tranche B-3 4.000% due 03/31/18 §	621,437	598,651
SBA Finance Term B 3.750% due 06/30/18 §	74,813	73,410
Syniverse Holdings Inc Term B 5.250% due 12/21/17 §	993,744	981,736
Telesat Canada
Term I 3.240% due 06/06/14 §	454,547	442,189
Term II 3.240% due 06/06/14 §	39,045	37,984
UPC Financing Partnership (Facility X) 3.722% due 04/16/17 §	1,000,000	957,500

		5,350,941

Utilities - 2.5%

Calpine Corp
4.500% due 03/09/18 §	1,044,750	990,684
4.500% due 06/10/18 §	99,750	94,663
NRG Energy Inc Term B 4.000% due 07/01/18 §	523,688	512,232

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL FLOATING RATE LOAN FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
Texas Competitive Electric Holding Co LLC (Extended) 4.750% due 10/19/17 §	$500,000	$336,719
The AES Corp (Initial Term Loan) 4.250% due 05/27/18 §	298,500	292,437

		2,226,735

Total Senior Loan Notes (Cost $90,894,389)		88,470,503

	Shares
SHORT-TERM INVESTMENT - 2.2%

Money Market Fund - 2.2%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,977,037	1,977,037

Total Short-Term Investment (Cost $1,977,037)		1,977,037

TOTAL INVESTMENTS - 100.3% (Cost $93,543,077)		90,941,403

OTHER ASSETS & LIABILITIES, NET — (0.3%)		(291,345)

NET ASSETS - 100.0%		$90,650,058

Notes to Schedule of Investments
(a)	As of September 30, 2011, the fund was diversified as a percentage of net assets as follows:

Consumer Discretionary	35.6%
Health Care	13.6%
Consumer Staples	12.4%
Materials	9.7%
Industrials	6.4%
Telecommunication Services	5.9%
Information Technology	4.9%
Financials	4.0%
Energy	3.1%
Utilities	2.5%
Short-Term Investment	2.2%

100.3%
Other Assets & Liabilities, Net	(0.3%)

100.0%

(b)	As of September 30, 2011, the fund’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

BBB	4.0%
BB	53.8%
B	37.1%
CCC	0.2%
Not Rated	4.9%

100.0%

(c)	Restricted securities as of September 30, 2011 were as follows:

Issuer and			Value as a %
Acquisition Date	Cost	Value	Of Net Assets

Metro-Goldwyn-Mayer Studios Inc ‘A’ Acq. 12/30/10	$671,651	$493,863	0.5%

(d)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Common Stocks (1)	$493,863	$—	$493,863	$—
	Senior Loan Notes	88,470,503	—	88,470,503	—
	Short-Term Investment	1,977,037	1,977,037	—	—

	Total	$90,941,403	$1,977,037	$88,964,366	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments
Septembers 30, 2011 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.0%

Financials - 0.0%

Wells Fargo & Co 7.500%	100	$103,306

Total Convertible Preferred Stocks (Cost $100,000)		103,306

	Principal
	Amount
CORPORATE BONDS & NOTES - 21.5%

Consumer Discretionary - 0.1%

Starwood Hotels & Resorts Worldwide Inc
6.250% due 02/15/13		$300,000	310,500

Energy - 0.9%

EOG Resources Inc
1.007% due 02/03/14 §		1,000,000	1,008,870
Petrobras International Finance Co (Cayman)
3.875% due 01/27/16		1,000,000	1,002,000
Petroleos Mexicanos (Mexico)
5.500% due 01/21/21		100,000	106,000

			2,116,870

Financials - 18.5%

ABN AMRO Bank NV (Netherlands)
2.023% due 01/30/14 § ~		1,000,000	953,361
Ally Financial Inc
3.478% due 02/11/14 §		700,000	643,743
8.300% due 02/12/15		100,000	99,125
American International Group Inc
8.175% due 05/15/68 §		200,000	177,250
Banco Santander (Chile)
1.501% due 04/20/12 § ~		300,000	300,259
Banco Santander Brazil SA (Brazil)
2.450% due 03/18/14 § ~		1,600,000	1,542,000
4.250% due 01/14/16 ~		400,000	386,792
Bank of America Corp
1.001% due 06/11/12 §	GBP	900,000	1,363,917
Countrywide Financial Corp
5.800% due 06/07/12		$400,000	401,233
Credit Agricole Home Loan SFH (France)
1.002% due 07/21/14 § ~		400,000	390,546
Dexia Credit Local SA NY (France)
0.731% due 03/05/13 § ~		4,400,000	4,390,298
Ford Motor Credit Co LLC
7.250% due 10/25/11		500,000	500,632
7.500% due 08/01/12		900,000	918,621
FUEL Trust
3.984% due 12/15/22 ~		1,000,000	980,746
General Electric Capital Corp
0.471% due 12/20/13 §		200,000	195,607
General Motors Acceptance Corp
6.000% due 12/15/11		500,000	503,125
7.000% due 02/01/12		600,000	605,250
HBOS PLC (United Kingdom)
6.750% due 05/21/18 ~		300,000	256,342
HSBC Finance Corp
0.499% due 01/15/14 §		4,600,000	4,339,967
ICICI Bank Ltd (India)
2.058% due 02/24/14 § ~		300,000	293,826
ING Bank NV (Netherlands)
1.397% due 03/15/13 § ~		900,000	894,258
1.737% due 06/09/14 § ~		3,000,000	2,951,238
Merrill Lynch & Co Inc
1.836% due 08/25/14 §	EUR	1,000,000	1,157,290
2.287% due 09/27/12 §		1,000,000	1,298,198
5.450% due 07/15/14		$300,000	293,883
Metropolitan Life Global Funding I
5.125% due 04/10/13 ~		100,000	105,009
Morgan Stanley
1.840% due 11/29/13 §	EUR	200,000	244,797
2.001% due 04/13/16 §		1,000,000	1,103,970
2.786% due 05/14/13 §		$1,000,000	967,424
Nordea Eiendomskreditt AS (Norway)
0.666% due 04/07/14 § ~		2,200,000	2,203,332
SLM Corp
3.125% due 09/17/12	EUR	300,000	396,220
6.250% due 01/25/16		$3,100,000	3,047,278
Societe Generale SA (France)
1.296% due 04/11/14 § ~		1,200,000	1,075,081
The Goldman Sachs Group Inc
1.905% due 02/04/13 §	EUR	1,500,000	1,921,158
5.375% due 02/15/13		500,000	676,071
The Royal Bank of Scotland Group PLC (United Kingdom)
2.723% due 08/23/13 §		$700,000	698,022
3.000% due 12/09/11 ~		200,000	200,988
4.875% due 03/16/15		400,000	392,136
Volkswagen International Finance NV (Netherlands)
0.696% due 10/01/12 § ~		1,900,000	1,904,028
Wachovia Corp
1.685% due 02/13/14 §	EUR	500,000	646,921
5.060% due 05/25/12 §	AUD	1,400,000	1,343,877

			42,763,819

Health Care - 0.3%

HCA Inc
7.250% due 09/15/20		$600,000	609,000

Industrials - 0.8%

International Lease Finance Corp
5.350% due 03/01/12		500,000	496,250
6.375% due 03/25/13		900,000	879,750
6.500% due 09/01/14 ~		100,000	100,500
6.750% due 09/01/16 ~		100,000	100,750
7.125% due 09/01/18 ~		200,000	201,750

			1,779,000

Materials - 0.2%

Cemex SAB de CV (Mexico)
5.369% due 09/30/15 § ~		700,000	458,507

Telecommunication Services - 0.7%

TDC AS (Denmark)
3.500% due 02/23/15 ~	EUR	1,200,000	1,639,089

Total Corporate Bonds & Notes (Cost $51,412,603)			49,676,785

MORTGAGE-BACKED SECURITIES - 9.0%

Collateralized Mortgage Obligations — Commercial - 1.8%

Banc of America Large Loan Inc
1.979% due 11/15/15 “ § ~		$966,198	862,584
DBUBS Mortgage Trust
3.386% due 07/12/44 “ ~		1,900,000	1,927,146
European Loan Conduit (Ireland)
1.685% due 05/15/19 “ § ~	EUR	481,376	531,254

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount		Value
JPMorgan Chase Commercial Mortgage Securities Corp
5.336% due 05/15/47 “		$110,000	$114,108
Morgan Stanley Capital I
6.080% due 06/11/49 “ §		100,000	106,547
UBS Commercial Mortgage Trust
1.129% due 07/15/24 “ § ~		462,781	431,811
Wachovia Bank Commercial Mortgage Trust
5.418% due 01/15/45 “ §		210,000	226,818

			4,200,268

Collateralized Mortgage Obligations — Residential - 7.2%

Arran Residential Mortgages Funding PLC (United Kingdom)
2.735% due 11/19/47 “ § ~	EUR 1,117,635		1,494,579
2.985% due 11/19/47 “ § ~		500,000	667,495
Bear Stearns Adjustable Rate Mortgage Trust
2.150% due 08/25/35 “ §		$28,980	27,007
2.400% due 08/25/35 “ §		50,316	46,405
2.710% due 03/25/35 “ §		99,938	93,164
2.731% due 03/25/35 “ §		30,588	28,959
3.066% due 01/25/35 “ §		3,010,179	2,575,128
Citigroup Mortgage Loan Trust Inc
2.370% due 08/25/35 “ §		46,594	42,550
2.450% due 08/25/35 “ §		39,114	32,559
Countrywide Home Loan Mortgage Pass-Through Trust
0.575% due 06/25/35 “ § ~		30,996	26,926
4.424% due 01/19/34 “ §		144,982	129,975
Fannie Mae
0.585% due 07/25/37 “ §		725,681	725,575
0.615% due 07/25/37 “ §		651,454	651,801
0.675% due 05/25/36 “ §		521,196	522,560
0.680% due 02/25/37 “ §		152,919	153,296
0.915% due 02/25/41 “ §		873,566	876,189
Freddie Mac
0.829% due 12/15/37 “ §		2,454,831	2,472,905
GSR Mortgage Loan Trust
2.738% due 09/25/35 “ §		77,258	71,404
Holmes Master Issuer (United Kingdom)
2.955% due 10/15/54 “ § ~	EUR 1,200,000		1,603,053
JP Morgan Mortgage Trust
5.170% due 06/25/35 “ §		$366,729	351,435
MLCC Mortgage Investors Inc
2.098% due 12/25/34 “ §		218,785	206,979
New York Mortgage Trust Inc
2.805% due 05/25/36 “ §		690,782	564,115
Permanent Master Issuer PLC (United Kingdom)
2.905% due 07/15/40 “ § ~	EUR	500,000	668,428
RBSSP Resecuritization Trust
2.211% due 07/26/45 “ § ~		$1,009,009	939,282
Residential Accredit Loans Inc
0.415% due 06/25/46 “ §		158,221	53,985
Structured Asset Mortgage Investments Inc
0.445% due 05/25/46 “ §		146,973	75,983
Wells Fargo Mortgage Backed Securities Trust
2.724% due 10/25/35 “ §		518,171	456,199
2.727% due 10/25/35 “ §		1,400,000	1,158,162

			16,716,098

Total Mortgage-Backed Securities (Cost $21,337,831)			20,916,366

ASSET-BACKED SECURITIES - 4.5%

Aames Mortgage Investment Trust
0.815% due 10/25/35 “ §		98,812	98,160
AMMC CLO (Cayman)
0.586% due 08/08/17 “ § ~		197,131	188,791
ARES Ltd CLO (Cayman)
0.564% due 03/12/18 “ § ~		416,338	403,507
Asset Backed Funding Certificates
0.715% due 06/25/35 “ §		820,982	799,404
Driver One GmbH (Germany)
2.247% due 09/21/14 “ § ~	EUR	212,893	285,474
First Franklin Mortgage Loan Asset-Backed Certificates
0.285% due 11/25/36 “ §		$1,425	1,421
Freddie Mac Structured Pass-Through Securities
0.515% due 09/25/31 “ §		2,542	2,414
Harvest SA CLO (Luxembourg)
2.228% due 03/29/17 “ § ~	EUR	191,183	244,335
Hillmark Funding CDO (Cayman)
0.548% due 05/21/21 “ § ~		$1,100,000	1,013,679
Katonah Ltd CLO (Cayman)
0.671% due 09/20/16 “ § ~		496,395	483,260
MAGI Funding I PLC CDO
1.835% due 04/11/21 “ § ~	EUR	464,742	576,082
Pacifica Ltd CLO (Cayman)
0.636% due 02/15/17 “ § ~		$599,194	582,021
Park Place Securities Inc
0.915% due 12/25/34 “ §		323,735	307,702
Plymouth Rock Ltd Inc CLO
1.790% due 02/16/19 “ § ~		739,466	732,982
Race Point CLO (Cayman)
0.836% due 05/15/15 “ § ~		286,874	282,723
SLM Student Loan Trust
1.788% due 12/15/23 “ §	EUR	2,046,836	2,628,253
1.798% due 09/15/21 “ § ~		1,050,095	1,380,230
Structured Asset Securities Corp
0.325% due 02/25/37 “ §		$116,761	115,611
Wood Street BV CLO (Netherlands)
1.988% due 03/29/21 “ § ~	EUR	214,111	270,487

Total Asset-Backed Securities (Cost $10,643,092)			10,396,536

U.S. TREASURY OBLIGATIONS - 98.2%

U.S. Treasury Inflation Protected Securities - 98.2%

0.125% due 04/15/16 ^		$2,865,772	2,960,477
0.500% due 04/15/15 ^		4,065,633	4,231,116
0.625% due 04/15/13 ^		2,030,777	2,068,060
0.625% due 07/15/21 ^ ‡		7,116,756	7,436,455
1.250% due 04/15/14 ^		2,028,231	2,125,207
1.250% due 07/15/20 ^		7,354,890	8,132,898
1.375% due 01/15/20 ^		104,471	116,444
1.625% due 01/15/15 ^ ‡		6,743,898	7,257,594
1.625% due 01/15/18 ^		1,617,555	1,811,029
1.750% due 01/15/28 ^		6,254,546	7,257,719
1.875% due 07/15/13 ^		7,749,252	8,114,924
1.875% due 07/15/19 ^		5,925,136	6,829,181
2.000% due 01/15/14 ^ ‡		16,444,777	17,466,146
2.000% due 01/15/26 ^		5,008,256	5,961,392
2.125% due 01/15/19 ^		4,208,960	4,908,700
2.125% due 02/15/40 ^		3,553,782	4,532,739
2.125% due 02/15/41 ^		3,817,994	4,894,938
2.375% due 01/15/17 ^		2,128,475	2,448,412
2.375% due 01/15/25 ^		7,406,792	9,163,594
2.375% due 01/15/27 ^ ‡		17,435,865	21,816,611
2.500% due 01/15/29 ^		8,419,298	10,818,832
2.625% due 07/15/17 ^ ‡		10,792,597	12,719,123
3.000% due 07/15/12 ^ ‡		35,892,215	36,828,469
3.375% due 01/15/12 ^		6,373,644	6,406,019
3.375% due 04/15/32 ^		190,914	282,135

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount		Value
3.625% due 04/15/28 ^		$5,265,861	$7,585,720
3.875% due 04/15/29 ^ ‡		15,337,691	23,078,701

			227,252,635

Total U.S. Treasury Obligations (Cost $220,708,049)			227,252,635

FOREIGN GOVERNMENT BONDS & NOTES - 6.4%

Australian Government Bond (Australia)
2.500% due 09/20/30	AUD	200,000	217,266
3.000% due 09/20/25		1,400,000	1,645,350
4.000% due 08/20/20		1,600,000	2,758,887
Canada Housing Trust No. 1(Canada)
2.450% due 12/15/15 ~	CAD 1,200,000		1,186,567
Canadian Government Bond (Canada)
2.750% due 09/01/16		700,000	710,955
Instituto de Credito Oficial (Spain)
3.286% due 03/25/14 § ~	EUR 1,600,000		2,072,727
Italy Buoni Poliennali Del Tesoro (Italy)
2.100% due 09/15/16		409,332	505,510
2.100% due 09/15/21		2,796,201	3,056,738
New South Wales Treasury Corp (Australia)
2.750% due 11/20/25	AUD	500,000	563,229
United Kingdom Treasury Gilt (United Kingdom)
4.750% due 12/07/30	GBP	500,000	948,948
United Kingdom Treasury Gilt Inflation-Linked (United Kingdom)
1.875% due 11/22/22		570,690	1,102,009

Total Foreign Government Bonds & Notes (Cost $15,562,551)			14,768,186

MUNICIPAL BONDS - 0.1%

Tobacco Settlement Finance Authority of WV ‘A’
7.467% due 06/01/47		$95,000	69,176
Tobacco Settlement Financing Corp of RI ‘A’
6.000% due 06/01/23		55,000	55,466

Total Municipal Bonds (Cost $139,604)			124,642

SHORT-TERM INVESTMENTS - 6.6%

U.S. Treasury Bills - 1.2%

0.035% due 03/29/12		2,700,000	2,699,298

Repurchase Agreements - 4.7%

Citigroup Inc
0.100% due 10/03/11 (Dated 09/30/11, repurchase price of $6,700,056, collateralized by Fannie Mae: 5.250% due 08/01/12 and value $6,836,899)		6,700,000	6,700,000
Citigroup Inc
0.100% due 10/03/11 (Dated 09/30/11, repurchase price of $4,200,035, collateralized by Federal Farm Credit Bank: 3.800% due 06/14/21 and value $4,326,339)		4,200,000	4,200,000

			10,900,000

Money Market Fund - 0.7%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio		1,700,518	1,700,518

Total Short-Term Investments (Cost $15,300,046)			15,299,816

TOTAL INVESTMENTS - 146.3% (Cost $335,203,776)			338,538,272

OTHER ASSETS & LIABILITIES, NET - (46.3%)			(107,118,762)

NET ASSETS - 100.0%			$231,419,510

Notes to Schedule of Investments

(a)	As of September 30, 2011, the fund was diversified as a percentage of net assets as follows:

U.S. Treasury Obligations	98.2%
Corporate Bonds & Notes	21.5%
Mortgage-Backed Securities	9.0%
Short-Term Investments	6.6%
Foreign Government Bonds & Notes	6.4%
Asset-Backed Securities	4.5%
Municipal Bonds	0.1%

146.3%
Other Assets & Liabilities, Net	(46.3%)

100.0%

(b)	As of September 30, 2011, the fund’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA	2.9%
A-1 (Short-term debt only)	4.0%
AA / U.S. Government & Agency Issues	73.1%
A	7.6%
BBB	3.5%
BB	0.8%
B	0.8%
CC	0.3%
NR	7.0%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted Investments.

(d)	As of September 30, 2011, less than 0.1% of the fund’s net were reported illiquid by the portfolio manager under the Trust’s policy.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

(e)	Open futures contracts outstanding as of September 30, 2011 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

3-Month Euribor (12/13)	1	EUR 1,000,000	$15
3-Month Euribor (12/13)	6	6,000,000	(1,616)
Euro Bund 10-Year Notes	21	2,100,000	37,957
Eurodollar (03/13)	35	$35,000,000	42,014
Eurodollar (06/13)	13	13,000,000	19,528
Eurodollar (09/13)	36	36,000,000	39,214
Eurodollar (12/13)	19	19,000,000	(1,695)
Eurodollar (12/13)	178	178,000,000	285,217
U.S. Treasury 10-Year Notes (12/11)	6	600,000	(1,224)
U.S. Treasury 10-Year Notes (12/11)	20	2,000,000	29,046

Total Future Contracts			$448,456

(f)	Reverse repurchase agreements outstanding as of September 30, 2011 were as follows:

	Interest	Settlement	Maturity	Repurchase	Principal
Counterparty	Rate	Date	Date	Amount	Amount

JPM	0.090%	07/19/2011	10/19/2011	$16,167,866	$16,164,148
DUB	0.180%	07/29/2011	10/28/2011	1,037,472	1,037,000

					$17,201,148

(g)	The average amount of borrowings by the fund on reverse repurchase agreements while outstanding during the six-month period ended September 30, 2011 was $5,548,696 at a weighted average interest rate of 0.121%.

(h)	Forward foreign currency contracts outstanding as of September 30, 2011 were as follows:

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)

Sell	AUD	900,000	11/11	CIT	$11,406
Sell	AUD	7,155,000	11/11	DUB	87,034
Buy	BRL	30,000	11/11	HSB	(2,966)
Buy	BRL	30,000	11/11	MSC	(3,151)
Sell	BRL	3,916	11/11	BRC	304
Sell	BRL	160,550	11/11	CIT	14,531
Sell	BRL	159,100	11/11	DUB	13,886
Sell	CAD	55,000	11/11	DUB	2,946
Sell	CAD	56,000	11/11	RBC	3,199
Buy	CNY	237,000	11/11	BRC	246
Buy	CNY	1,424,792	11/11	CIT	3,918
Buy	CNY	887,138	11/11	JPM	958
Buy	CNY	2,318,616	02/12	DUB	6,087
Buy	CNY	3,199,500	06/12	BRC	3,905
Buy	EUR	535,000	10/11	BRC	(54,710)
Buy	EUR	536,000	10/11	CIT	(47,867)
Buy	EUR	147,000	10/11	CSF	(10,600)
Buy	EUR	1,054,000	10/11	JPM	(90,623)
Buy	EUR	491,000	10/11	RBC	(38,071)
Buy	EUR	865,000	10/11	UBS	(48,717)
Sell	EUR	630,000	10/11	CSF	35,719
Sell	EUR	829,000	10/11	DUB	58,968
Sell	EUR	631,000	10/11	MSC	34,040
Sell	EUR	4,000	10/11	UBS	317
Buy	EUR	205,000	12/11	CIT	(2,103)
Buy	EUR	183,000	12/11	GSC	(949)
Buy	EUR	170,000	12/11	MSC	(4,179)
Sell	EUR	30,000	12/11	CIT	501
Sell	EUR	25,246,000	12/11	UBS	675,946
Sell	GBP	901,000	12/11	BRC	34,062
Sell	GBP	619,000	12/11	GSC	(4,831)
Sell	GBP	275,000	12/11	GSC	11,020
Sell	GBP	225,000	12/11	JPM	8,067
Sell	GBP	193,000	12/11	UBS	7,207
Buy	IDR	3,209,200,000	10/11	CIT	17,033
Buy	IDR	1,480,000,000	10/11	GSC	7,883

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)

Buy	IDR	1,781,400,000	01/12	CIT	$3,826
Sell	INR	7,392,000	11/11	BRC	10,176
Buy	INR	110,944,900	07/12	JPM	(171,849)
Sell	JPY	56,435,000	10/11	CIT	(29,553)
Buy	KRW	2,841,075,000	11/11	JPM	(266,577)
Sell	KRW	596,000,000	11/11	MSC	(4,465)
Buy	MXN	14,715,055	11/11	MSC	(197,551)
Buy	MYR	283,084	11/11	CIT	(6,403)
Buy	MYR	2,057,395	04/12	JPM	(37,500)
Buy	PHP	16,651,010	11/11	BRC	4,613
Buy	PHP	5,300,000	11/11	CIT	1,348
Buy	PHP	30,782,000	03/12	CIT	(11,764)
Buy	SGD	252,030	12/11	CIT	(7,256)
Buy	SGD	1,364,011	12/11	UBS	(92,434)

Total Forward Foreign Currency Contracts					($74,973)

(i)	Transactions in written options for the six-month period September 30, 2011 were as follows:

		Notional	Notional
	Number of	Amount	Amount
	Contracts	in EUR	in $	Premium

Outstanding, March 31, 2011	87	—	34,800,000	$351,070
Call Options Written	27	—	12,300,000	76,873
Put Options Written	48	1,400,000	50,700,000	222,076
Call Options Closed	(60)	—	(2,800,000)	(33,561)
Put Options Closed	—	—	(28,200,000)	(46,177)
Call Options Expired	(30)	—	(2,600,000)	(28,912)
Put Options Expired	(72)	—	(7,500,000)	(72,113)

Outstanding, September 30, 2011	—	1,400,000	56,700,000	$469,256

(j)	Premiums received and value of written options outstanding as of September 30, 2011 were as follows:

Foreign Currency Options

	Exercise	Expiration	Counter-	Notional
Description	Price	Date	party	Amount	Premium	Value

Put — OTC Australian dollar versus U.S. dollarΔ	$0.99	10/11/11	MSC	AUD 1,400,000	$13,572	$(38,946)

Inflation Floor/Cap Options

	Strike	Exercise	Expiration	Counter-	Notional
Description	Index	Index	Date	party	Amount	Premium	Value

Floor — OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [(1+0.00%)10 - Inflation Adjustment] or $0	03/12/20	CIT	$1,200,000	$10,320	($4,044)
Floor — OTC U.S. CPI Urban Consumers NSA	216.69	Maximum of [(1+0.00%)10 - Inflation Adjustment] or $0	04/07/20	CIT	2,000,000	17,720	(7,092)
Floor — OTC U.S. CPI Urban Consumers NSA	217.97	Maximum of [(1+0.00%)10 - Inflation Adjustment] or $0	09/29/20	CIT	300,000	3,870	(1,188)
Floor — OTC U.S. CPI Urban Consumers NSA	218.01	Maximum of [(1+0.00%)10 - Inflation Adjustment] or $0	10/13/20	DUB	700,000	6,860	(4,105)

						$38,770	($16,429)

Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on 3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Premium	Value

Call — OTC 5-Year Interest Rate Swap	Receive	1.800%	10/11/11	RBS	$2,800,000	$15,934	($71,907)
Call — OTC 10-Year Interest Rate Swap	Receive	3.000%	10/11/11	MSC	4,400,000	30,360	(356,685)

						46,294	(428,592)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Pay/Receive
	Floating Rate
	Based on 3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Premium	Value

Put — OTC 10-Year Interest Rate Swap	Pay	3.750%	10/11/11	MSC	$44,400,000	$49,720	$—
Put — OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	BRC	3,800,000	34,352	(1,772)
Put — OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	CIT	1,400,000	15,688	(653)
Put — OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	DUB	1,000,000	11,177	(466)
Put — OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	RBS	2,200,000	24,377	(1,026)
Put — OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	MSC	200,000	1,320	—
Put — OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	RBS	500,000	3,400	(1)
Put — OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	CIT	600,000	4,087	(411)
Put — OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	MSC	300,000	1,920	(206)
Put — OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	RBS	12,600,000	101,115	(8,641)
Put — OTC 1-Year Interest Rate Swap	Pay	1.750%	07/11/13	DUB	11,600,000	56,985	(19,245)

						304,141	(32,421)

						$350,435	($461,013)

     Straddle Options

	Exercise	Expiration	Counter-	Notional
Description	Price (1)	Date	party	Amount	Premium	Value

Call & Put — OTC 1-Year vs. 1 Year Forward Volatility AgreementΔ	$—	10/11/11	JPM	$1,200,000	$6,096	($4,483)
Call & Put — OTC 1-Year vs. 2 Year Forward Volatility AgreementΔ	—	10/11/11	MSC	2,600,000	28,849	(26,410)
Call & Put — OTC 1-Year vs. 2 Year Forward Volatility AgreementΔ	—	11/14/11	MSC	2,900,000	31,534	(30,162)

					$66,479	($61,055)

(1)	Exercise price and final cost determined on a future date based upon implied volatility parameters.

Total Written Options	$469,256	($577,443)

(k)	Swap agreements outstanding as of September 30, 2011 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection (1)

	Fixed Deal			Implied Credit			Upfront	Unrealized
	Pay	Expiration	Counter-	Spread at	Notional		Premiums Paid	Appreciation
Referenced Obligation	Rate	Date	party	09/30/11 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)

Starwood Hotels & Resorts Worldwide Inc 6.750% due 05/15/18	(1.000%)	03/20/13	DUB	1.488%	$300,000	$2,043	$5,065	$(3,022)
American International Group Inc 5.875% due 05/01/13 Δ	(5.000%)	03/20/13	GSC	7.062%	900,000	23,826	(41,360)	65,186

						$25,869	$(36,295)	$62,164

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (2)

	Fixed Deal			Implied Credit			Upfront	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Premiums Paid	Appreciation
Referenced Obligation	Rate	Date	party	09/30/11 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)

Petrobras International 8.375% due 12/10/18	1.000%	09/20/12	DUB	1.136%	$100,000	($102)	($1,241)	$1,139
American International Group Inc 6.250% due 05/01/36	1.950%	03/20/13	DUB	3.420%	1,200,000	(24,302)	—	(24,302)
France Government Bond OAT 4.250% due 04/25/19	0.250%	06/20/15	CIT	1.645%	300,000	(14,886)	(6,336)	(8,550)
Republic of Brazil 1 2.250% due 03/06/30	1.000%	06/20/15	BRC	1.743%	800,000	(21,105)	(6,842)	(14,263)
United Kingdom GILT 4.250% due 06/07/32Δ	1.000%	06/20/15	GSC	0.757%	1,600,000	14,679	17,606	(2,927)
Republic of Brazil 12.250% due 03/06/30	1.000%	06/20/15	HSB	1.743%	700,000	(18,466)	(7,024)	(11,442)
France Government Bond OAT 4.250% due 04/25/19	0.250%	12/20/15	BRC	1.713%	800,000	(46,718)	(15,889)	(30,829)
Japanese Government Bond 2.000% due 03/21/22	1.000%	12/20/15	GSC	1.312%	1,000,000	(12,357)	22,098	(34,455)
France Government Bond OAT 4.250% due 04/25/19	0.250%	06/20/16	CIT	1.792%	500,000	(34,020)	(21,588)	(12,432)
Japanese Government Bond 2.000% due 03/21/22	1.000%	06/20/16	HSB	1.393%	1,300,000	(22,617)	(635)	(21,982)

						($179,894)	($19,851)	($160,043)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)
Credit Default Swaps on Credit Indices — Sell Protection (2)

	Fixed Deal					Upfront
	Receive	Expiration	Counter-	Notional		Premiums Paid	Unrealized
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	Depreciation

Dow Jones CDX NA EM14 5Y	5.000%	12/20/15	CIT	$1,900,000	$115,617	$244,835	$(129,218)
Dow Jones CDX NA EM14 5Y	5.000%	12/20/15	DUB	200,000	12,171	30,200	(18,029)
Dow Jones CDX NA EM14 5Y	5.000%	12/20/15	MSC	1,200,000	73,021	168,000	(94,979)
Dow Jones CDX NA EM14 5Y	5.000%	12/20/15	UBS	300,000	18,255	42,300	(24,045)
Dow Jones CDX NA IG-16 5Y	1.000%	06/20/16	GSC	2,400,000	(37,382)	4,994	(42,376)
Dow Jones CDX NA EM15 5Y	5.000%	06/20/16	BRC	200,000	12,262	27,000	(14,738)

					$193,944	$517,329	$(323,385)

					$39,919	$461,183	$(421,264)

(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing values in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest Rate Swaps

							Upfront
							Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	(Depreciation)

France CPI Excluding Tobacco	JPM	Pay	2.028%	10/15/11	EUR 200,000	$7,606	$—	$7,606
BRL — CDI Compounded	MSC	Pay	10.115%	01/02/12	BRL 1,300,000	(24,690)	(18,939)	(5,751)
BRL — CDI Compounded	BRC	Pay	10.680%	01/02/12	800,000	(4,488)	(6,967)	2,479
BRL — CDI Compounded	HSB	Pay	11.140%	01/02/12	500,000	5,507	1,918	3,589
BRL — CDI Compounded	MSC	Pay	11.290%	01/02/12	200,000	(73)	(212)	139
BRL — CDI Compounded	HSB	Pay	11.360%	01/02/12	6,500,000	63,622	3,554	60,068
BRL — CDI Compounded	GSC	Pay	11.670%	01/02/12	200,000	3,522	1,620	1,902
BRL — CDI Compounded	BOA	Pay	14.765%	01/02/12	100,000	5,892	191	5,701
BRL — CDI Compounded	HSB	Pay	14.765%	01/02/12	2,300,000	135,521	15,333	120,188
BRL — CDI Compounded	GSC	Pay	11.890%	01/02/13	3,500,000	56,291	2,160	54,131
BRL — CDI Compounded	HSB	Pay	11.890%	01/02/13	1,400,000	22,516	1,943	20,573
BRL — CDI Compounded	MSC	Pay	11.980%	01/02/13	900,000	15,275	—	15,275
BRL — CDI Compounded	UBS	Pay	12.070%	01/02/13	1,900,000	34,875	(6,688)	41,563
BRL — CDI Compounded	BRC	Pay	12.285%	01/02/13	800,000	16,925	2,511	14,414

Total Interest Rate Swaps						$338,301	$(3,576)	$341,877

Total Swap Agreements						$378,220	$457,607	$(79,387)

(l)	As of September 30, 2011, investments with total aggregate values of $371,025 and $17,296,155 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and reverse repurchase agreements, respectively. Additionally, $14,700 in cash was segregated as collateral for open futures contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)
(m)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) as of September 30, 2011:

			Level 2	Level 3
	Total Value at	Level 1	Significant	Significant
	September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets
Convertible Preferred Stocks (1)	$103,306	$103,306	$—	$—
Corporate Bonds & Notes	49,676,785	—	49,676,785	—
Mortgage-Backed Securities	20,916,366	—	20,916,366	—
Asset-Backed Securities	10,396,536	—	9,820,454	576,082
U.S. Treasury Obligations	227,252,635	—	227,252,635	—
Foreign Government Bonds & Notes	14,768,186	—	14,768,186	—
Municipal Bonds	124,642	—	124,642	—
Short-Term Investments	15,299,816	1,700,518	13,599,298	—
Derivatives:
Credit Contracts
Swaps	271,874	—	271,874	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	1,059,146	—	1,059,146	—
Interest Rate Contracts
Futures	452,991	452,991	—	—
Swaps	367,552	—	367,552	—

Total Interest Rate Contracts	820,543	452,991	367,552	—

Total Assets — Derivatives	2,151,563	452,991	1,698,572	—

Total Assets	340,689,835	2,256,815	337,856,938	576,082

Liabilities
Derivatives:
Credit Contracts
Swaps	(231,955)	—	(231,955)	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	(1,134,119)	—	(1,134,119)	—
Written Options	(38,946)	—	(38,946)	—

Total Foreign Currency Contracts	(1,173,065)	—	(1,173,065)	—
Interest Rate Contracts
Futures	(4,535)	(4,535)	—	—
Swaps	(29,251)	—	(29,251)	—
Written Options	(538,497)	—	(461,013)	(77,484)

Total Interest Rate Contracts	(572,283)	(4,535)	(490,264)	(77,484)

Total Liabilities — Derivatives	(1,977,303)	(4,535)	(1,895,284)	(77,484)

Total Liabilities	(1,977,303)	(4,535)	(1,895,284)	(77,484)

Total	$338,712,532	$2,252,280	$335,961,654	$498,598

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) for the six-month period ended September 30, 2011:

				Derivatives
				Interest Rate
	Corporate Bonds	Asset-Backed	Foreign Government	Contracts
	& Notes	Securities	Bonds & Notes	Written Options	Total

Value, Beginning of Period	$4,597,626	$4,420,360	$2,261,770	$(132,634)	$11,147,122
Purchases	—	623,521	—	—	623,521
Sales	(2,084,838)	(395,795)	—	—	(2,480,633)
Accrued Discounts (Premiums)	—	476	—	—	476
Net Realized Gains (Losses)	(15,162)	9,414	—	—	(5,748)
Change in Net Unrealized Appreciation (Depreciation)	(468)	(607,704)	(189,043)	55,150	(742,065)
Transfers In	—	—	—	—	—
Transfers Out	(2,497,158)	(3,474,190)	(2,072,727)	—	(8,044,075)

Value, End of Period	$—	$576,082	$—	$(77,484)	$498,598

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$—	$(47,914)	$—	$55,150	$7,236

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.8%

Financials - 0.8%

Lehman Brothers Holdings Inc 8.750% Ω	1,500	$386
Wells Fargo & Co 7.500%	3,000	3,099,180

		3,099,566

Total Convertible Preferred Stocks (Cost $3,611,829)		3,099,566

PREFERRED STOCKS - 0.0%

Financials - 0.0%

Fannie Mae *	8,000	11,600

Total Preferred Stocks (Cost $200,000)		11,600

	Principal
	Amount
CORPORATE BONDS & NOTES - 34.3%

Consumer Staples - 0.7%

Anheuser-Busch InBev Worldwide Inc
0.802% due 01/27/14 §		$1,300,000	1,310,685
Kraft Foods Inc
6.125% due 02/01/18		700,000	823,589
6.875% due 02/01/38		100,000	126,802
Reynolds American Inc
7.625% due 06/01/16		100,000	119,912
Wal-Mart Stores Inc
5.800% due 02/15/18		200,000	243,391

			2,624,379

Energy - 1.2%

Colorado Interstate Gas Co LLC
6.800% due 11/15/15		200,000	227,836
Gaz Capital SA (Luxembourg)
8.146% due 04/11/18 ~		500,000	553,750
9.250% due 04/23/19 ~		500,000	585,000
NGPL PipeCo LLC
7.119% due 12/15/17 ~		500,000	528,320
Novatek Finance Ltd (Ireland)
5.326% due 02/03/16 ~		200,000	197,500
Odebrecht Drilling Norbe VIII/IX Ltd (Cayman)
6.350% due 06/30/21 ~		100,000	100,000
Petrobras International Finance Co (Cayman)
5.375% due 01/27/21		900,000	918,900
5.875% due 03/01/18		400,000	420,548
Petroleos Mexicanos (Mexico)
5.500% due 01/21/21		600,000	636,000
Ras Laffan Liquefied Natural Gas Co Ltd III (Qatar)
4.500% due 09/30/12 Δ ~		400,000	410,500
TNK-BP Finance SA (Luxembourg)
7.250% due 02/02/20 ~		200,000	202,500
Transneft (Ireland)
8.700% due 08/07/18 ~		100,000	116,125

			4,896,979

Financials - 26.1%

Ally Financial Inc
3.751% due 06/20/14 §		4,600,000	4,201,870
4.500% due 02/11/14		500,000	458,750
6.250% due 12/01/17		300,000	262,650
7.500% due 09/15/20		200,000	181,750
8.300% due 02/12/15		600,000	594,750
American Express Bank FSB
5.500% due 04/16/13		600,000	633,708
American Express Centurion Bank
6.000% due 09/13/17		1,200,000	1,349,453
American Express Co
4.875% due 07/15/13		200,000	210,156
American General Finance Co
4.125% due 11/29/13	EUR	1,000,000	1,182,595
American International Group Inc
5.450% due 05/18/17		$100,000	96,054
5.850% due 01/16/18		800,000	795,402
6.250% due 03/15/37		200,000	139,500
ANZ National International Ltd (New Zealand)
6.200% due 07/19/13 ~		300,000	320,525
Banco Santander Brasil SA (Brazil)
4.250% due 01/14/16 ~		300,000	290,094
2.450% due 03/18/14 § ~		600,000	578,250
Banco Santander Chile (Chile)
1.501% due 04/20/12 § ~		400,000	400,345
1.850% due 01/19/16 § ~		1,000,000	905,000
Bank of America Corp
1.673% due 01/30/14 §		1,200,000	1,087,613
4.500% due 04/01/15		1,900,000	1,802,993
4.875% due 01/15/13		100,000	99,689
5.650% due 05/01/18		700,000	666,247
Bank of China Ltd (Hong Kong)
5.550% due 02/11/20 ~		100,000	100,334
Bank of Montreal (Canada)
2.850% due 06/09/15 ~		100,000	105,690
Bank of Nova Scotia (Canada)
1.650% due 10/29/15 ~		200,000	201,807
Banque PSA Finance SA (France)
2.146% due 04/04/14 § ~		600,000	566,108
Barclays Bank PLC (United Kingdom)
5.000% due 09/22/16		100,000	100,399
5.450% due 09/12/12		800,000	827,743
6.050% due 12/04/17 ~		2,700,000	2,483,258
10.179% due 06/12/21 ~		720,000	772,618
BBVA Bancomer SA (Mexico)
6.500% due 03/10/21 ~		3,800,000	3,543,500
BM&FBOVESPA SA (Brazil)
5.500% due 07/16/20 ~		100,000	99,375
BNP Paribas SA (France)
1.146% due 01/10/14 §		1,000,000	933,309
BPCE SA (France)
2.375% due 10/04/13 ~		100,000	97,365
9.000% § ±	EUR	300,000	316,334
CIT Group Inc
5.250% due 04/01/14 ~		$100,000	97,250
7.000% due 05/01/15		600,000	596,250
Citigroup Capital XXI
8.300% due 12/21/77 §		2,000,000	1,965,000
Citigroup Inc
2.286% due 08/13/13 §		200,000	197,935
3.625% due 11/30/17 §	EUR	500,000	519,227
5.500% due 04/11/13		$700,000	720,782
5.500% due 10/15/14		1,000,000	1,040,134
5.625% due 08/27/12		50,000	50,924
8.500% due 05/22/19		200,000	242,182
Commonwealth Bank of Australia (Australia)
0.666% due 07/12/13 § ~		1,600,000	1,600,043
Credit Agricole Home Loan SFH (France)
1.002% due 07/21/14 § ~		1,400,000	1,366,912
Credit Agricole SA (France)
5.136% due 01/01/00 § ~ ±	GBP	300,000	250,986
Credit Suisse NY (Switzerland)
2.200% due 01/14/14		$300,000	297,498

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount		Value
Daimler Finance North America LLC
1.543% due 09/13/13 § ~ Δ		$400,000	$400,280
Danske Bank AS (Denmark)
2.500% due 05/10/12 ~		200,000	202,393
Deutsche Bank AG (Germany)
6.000% due 09/01/17		900,000	993,409
Dexia Credit Local SA (France)
0.733% due 04/29/14 § ~		800,000	753,990
Ford Motor Credit Co LLC
2.996% due 01/13/12 §		2,900,000	2,916,124
7.000% due 04/15/15		500,000	526,250
7.250% due 10/25/11		100,000	100,126
8.700% due 10/01/14		200,000	216,637
General Electric Capital Corp
5.875% due 01/14/38		900,000	927,834
6.875% due 01/10/39		200,000	230,855
General Motors Acceptance Corp
8.375% due 07/05/33 Ω	EUR	200,000	3,349
HBOS PLC (United Kingdom)
0.531% due 09/06/17 §		$8,100,000	5,876,048
HSBC Bank PLC (United Kingdom)
2.000% due 01/19/14 ~		200,000	199,007
ICICI Bank Ltd (India)
4.750% due 11/25/16 ~		1,700,000	1,634,905
5.500% due 03/25/15 ~		600,000	598,342
ING Bank NV (Netherlands)
1.169% due 03/30/12 § ~		700,000	699,233
2.500% due 01/14/16 ~		100,000	100,309
Intesa Sanpaolo SPA (Italy)
2.375% due 12/21/12		1,400,000	1,360,856
2.708% due 02/24/14 § ~		500,000	450,559
JPMorgan Chase & Co
1.119% due 09/30/13 §		900,000	899,510
4.250% due 10/15/20		1,600,000	1,609,050
7.900% due 01/01/00 § ±		300,000	310,013
LBG Capital No. 2 PLC (United Kingdom)
9.125% due 07/15/20	GBP	800,000	960,594
LeasePlan Corp NV (Netherlands)
3.125% due 02/10/12	EUR	300,000	404,505
Lehman Brothers Holdings Inc
2.851% due 12/23/08 Ω §		$500,000	118,125
5.625% due 01/24/13 Ω		1,200,000	294,000
6.750% due 12/28/17 Ω		500,000	750
6.875% due 05/02/18 Ω		100,000	24,875
Lloyds TSB Bank PLC (United Kingdom)
4.875% due 01/21/16		200,000	195,231
12.000% § ~ ±		1,100,000	1,077,838
Macquarie Bank Ltd (Australia)
3.300% due 07/17/14 ~		5,300,000	5,664,221
Merrill Lynch & Co Inc
6.875% due 04/25/18		900,000	902,390
MetLife Institutional Funding II
1.146% due 04/04/14 § ~		1,800,000	1,801,665
Metropolitan Life Global Funding I
5.125% due 04/10/13 ~		300,000	315,028
Morgan Stanley
5.950% due 12/28/17		1,900,000	1,846,175
National Australia Bank Ltd (Australia)
0.966% due 04/11/14 § ~		2,000,000	1,995,020
Nationwide Building Society (United Kingdom)
6.250% due 02/25/20 ~		300,000	303,210
Nordea Bank AB (Sweden)
2.125% due 01/14/14 ~		100,000	99,334
Nordea Eiendomskreditt AS (Norway)
0.666% due 04/07/14 § ~		900,000	901,363
Nykredit Realkredit AS (Denmark)
2.628% due 04/01/38 §	DKK	720,336	127,676
2.628% due 10/01/38 §		895,102	157,766
Principal Life Income Funding Trusts
5.300% due 04/24/13		$100,000	106,070
Qatari Diar Finance QSC (Qatar)
5.000% due 07/21/20 ~		200,000	214,500
RCI Banque SA (France)
2.116% due 04/11/14 § ~		1,300,000	1,230,740
Realkredit Danmark AS (Denmark)
2.480% due 01/01/38 §	DKK	3,165,546	558,426
Regions Bank
7.500% due 05/15/18		$300,000	299,625
Regions Financial Corp
0.528% due 06/26/12 §		900,000	882,984
RZD Capital Ltd (Ireland)
5.739% due 04/03/17		500,000	499,235
Santander Issuances S.A.Unipersonal (Spain)
7.300% due 07/27/19 §	GBP	3,000,000	4,324,596
Santander U.S. Debt SA Unipersonal (Spain)
1.169% due 03/30/12 § ~		$1,500,000	1,489,205
SLM Corp
0.483% due 10/25/11 §		900,000	895,845
5.000% due 10/01/13		2,600,000	2,546,549
5.338% due 10/01/14 §		100,000	92,191
6.250% due 01/25/16		100,000	98,299
8.000% due 03/25/20		400,000	395,879
8.450% due 06/15/18		600,000	625,500
SSIF Nevada LP
0.949% due 04/14/14 § ~		3,300,000	3,302,379
State Bank of India (India)
4.500% due 07/27/15 ~		1,000,000	1,002,233
Stone Street Trust
5.902% due 12/15/15 ~		700,000	725,843
Temasek Financial I Ltd (Singapore)
4.300% due 10/25/19 ~		300,000	321,296
The Bear Stearns Cos LLC
6.400% due 10/02/17		400,000	455,077
The Dai-ichi Life Insurance Co Ltd (Japan)
7.250% § ~ ±		300,000	295,936
The Goldman Sachs Group Inc
1.253% due 07/29/13 §		200,000	196,017
6.250% due 09/01/17		1,100,000	1,147,916
6.750% due 10/01/37		1,200,000	1,103,182
The Royal Bank of Scotland Group PLC (United Kingdom)
2.625% due 05/11/12 ~		100,000	101,286
3.950% due 09/21/15		400,000	376,725
7.640% § ±		500,000	242,500
UBS AG (Switzerland)
1.403% due 02/23/12 §		300,000	300,825
5.875% due 12/20/17		700,000	721,814
Vnesheconombank PLC (Ireland)
5.450% due 11/22/17 ~		100,000	95,750
Wachovia Corp
0.379% due 10/15/11 §		800,000	799,998
0.444% due 08/01/13 §		300,000	296,326
Wells Fargo & Co
7.980% § ±		1,700,000	1,759,500
Westpac Banking Corp (Australia)
1.099% due 03/31/14 § ~		1,000,000	1,003,927

			102,057,376

Health Care - 0.1%

UnitedHealth Group Inc
6.000% due 02/15/18		400,000	475,787
6.875% due 02/15/38		100,000	131,623

			607,410

Industrials - 1.3%

Caterpillar Inc
0.468% due 05/21/13 §		1,400,000	1,401,803
International Lease Finance Corp
0.596% due 07/13/12 §		2,682,000	2,553,594

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount		Value
5.300% due 05/01/12		$300,000	$297,750
5.400% due 02/15/12		300,000	298,500
5.625% due 09/20/13		255,000	245,756
5.750% due 05/15/16		100,000	89,021
Noble Group Ltd (Bermuda)
6.750% due 01/29/20 ~		200,000	177,000

			5,063,424

Information Technology - 0.4%

Hewlett-Packard Co
0.588% due 05/24/13 §		1,600,000	1,582,640

Materials - 1.6%

Braskem Finance Ltd (Cayman)
5.750% due 04/15/21 ~		3,600,000	3,321,360
Codelco Inc (Chile)
6.150% due 10/24/36 ~		200,000	244,033
CSN Islands XI Corp (Cayman)
6.875% due 09/21/19 ~		700,000	743,750
CSN Resources SA (Luxembourg)
6.500% due 07/21/20 ~		600,000	631,500
Gerdau Holdings Inc
7.000% due 01/20/20 ~		400,000	414,000
GTL Trade Finance Inc (United Kingdom)
7.250% due 10/20/17 ~		600,000	633,000
Vale Overseas Ltd (Cayman)
6.250% due 01/23/17		200,000	217,300
6.875% due 11/10/39		100,000	108,500

			6,313,443

Telecommunication Services - 2.3%

AT&T Inc
6.300% due 01/15/38		200,000	230,455
BellSouth Corp
4.463% due 04/26/12 ~		4,800,000	4,888,008
Deutsche Telekom International Finance BV (Netherlands)
6.500% due 04/08/22	GBP	900,000	1,630,994
Verizon Communications Inc
0.973% due 03/28/14 §		$900,000	903,180
Verizon Wireless Capital LLC
5.250% due 02/01/12		1,300,000	1,318,203

			8,970,840

Utilities - 0.6%

CMS Energy Corp
5.050% due 02/15/18		1,000,000	993,864
Electricite de France (France)
5.500% due 01/26/14 ~		200,000	214,408
6.500% due 01/26/19 ~		200,000	234,386
6.950% due 01/26/39 ~		200,000	250,480
Entergy Corp
3.625% due 09/15/15		500,000	501,215

			2,194,353

Total Corporate Bonds & Notes (Cost $138,129,950)			134,310,844

CONVERTIBLE CORPORATE BONDS - 0.4%

Energy - 0.4%

Transocean Inc (Cayman)
1.500% due 12/15/37		1,400,000	1,387,750

Total Convertible Corporate Bonds (Cost $1,304,059)			1,387,750

SENIOR LOAN NOTES - 0.5%

Financials - 0.5%

AFGS Funding Co Term (Initial Term Loan)
5.500% due 05/10/17 §		2,000,000	1,757,500

Total Senior Loan Notes (Cost $1,990,549)			1,757,500

MORTGAGE-BACKED SECURITIES - 34.7%

Collateralized Mortgage Obligations — Commercial - 1.8%

Bear Stearns Commercial Mortgage Securities
5.471% due 01/12/45 “ §		100,000	110,322
5.700% due 06/11/50 “		200,000	216,454
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/46 “		200,000	210,860
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/39 “		900,000	929,587
5.824% due 03/15/39 “ §		100,000	105,105
European Loan Conduit (Ireland)
1.685% due 05/15/19 “ § ~	EUR	60,172	66,407
Greenwich Capital Commercial Funding Corp
5.444% due 03/10/39 “		$400,000	416,694
JPMorgan Chase Commercial Mortgage Securities Corp
4.070% due 11/15/43 “ ~		500,000	493,443
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/45 “ §		600,000	646,976
Merrill Lynch Floating Trust
0.764% due 07/09/21 “ § ~		499,897	481,582
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/49 “		500,000	518,353
Morgan Stanley Capital I
5.731% due 07/12/44 “ §		1,700,000	1,857,991
Wachovia Bank Commercial Mortgage Trust
0.319% due 09/15/21 “ § ~		245,912	237,305
5.342% due 12/15/43 “		600,000	614,550

			6,905,629

Collateralized Mortgage Obligations — Residential - 5.6%

Adjustable Rate Mortgage Trust
2.760% due 05/25/35 “ §		13,756	13,171
Arran Residential Mortgages Funding PLC (United Kingdom)
2.735% due 11/19/47 “ § ~	EUR	3,352,905	4,483,738
2.935% due 05/16/47 “ § ~		1,000,000	1,331,612
Banc of America Funding Corp
2.717% due 05/25/35 “ §		$147,391	147,174
Banc of America Mortgage Securities Inc
2.873% due 07/25/33 “ §		64,139	60,740
5.000% due 05/25/34 “		9,496	9,531
BCAP LLC Trust
5.756% due 03/26/37 “ § ~		100,000	75,800
Bear Stearns Adjustable Rate Mortgage Trust
2.400% due 08/25/35 “ §		64,508	59,493
2.560% due 10/25/35 “ §		409,639	340,129
2.605% due 08/25/33 “ §		162,406	152,056
2.731% due 03/25/35 “ §		134,946	127,762
2.968% due 01/25/35 “ §		1,565,330	1,304,998
Bear Stearns Alt-A Trust
2.599% due 05/25/35 “ §		62,126	45,630
2.772% due 09/25/35 “ §		75,236	51,060
2.849% due 11/25/36 “ §		99,597	52,007
Chase Mortgage Finance Corp
5.893% due 09/25/36 “ §		340,776	306,635

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount		Value
Chevy Chase Mortgage Funding Corp
0.485% due 08/25/35 “ § ~		$77,723	$50,674
Citigroup Mortgage Loan Trust Inc
2.450% due 08/25/35 “ §		78,228	65,119
2.500% due 12/25/35 “ §		131,627	113,674
Countrywide Alternative Loan Trust
2.890% due 06/25/37 “ §		409,940	256,076
Countrywide Home Loan Mortgage Pass-Through Trust
0.555% due 03/25/35 “ §		36,740	22,123
0.575% due 06/25/35 “ § ~		154,982	134,630
Credit Suisse First Boston Mortgage Securities Corp
0.804% due 03/25/32 “ § ~		6,093	4,836
6.000% due 11/25/35 “		130,362	105,351
Downey Saving and Loan Association Mortgage Loan Trust
0.410% due 04/19/47 “ §		550,607	159,379
Fannie Mae
0.435% due 10/27/37 “ §		3,400,000	3,379,857
0.545% due 04/25/37 “ §		183,357	182,971
0.685% due 09/25/35 “ §		343,103	343,963
1.625% due 11/25/23 “ §		286,615	292,213
4.250% due 07/25/17 “		76,511	78,223
4.500% due 04/25/17-10/25/17 “		93,262	95,869
6.000% due 03/25/31 “		335,651	338,736
Freddie Mac
1.451% due 10/25/44 “ §		52,481	54,052
1.652% due 07/25/44 “ §		279,246	284,847
4.500% due 06/15/17 “		20,554	20,627
5.000% due 04/15/18 “		134,178	136,026
5.500% due 03/15/17 “		4,739	4,763
8.000% due 04/15/30 “		285,280	339,967
Granite Master Issuer PLC
0.491% due 12/20/54 “ §		611,454	579,965
1.456% due 12/20/54 “ § ~	EUR	764,990	972,110
1.626% due 12/20/54 “ ~		1,230,552	1,563,723
Granite Mortgages PLC (United Kingdom)
1.210% due 01/20/44 “ § ~	GBP	44,461	66,127
1.305% due 09/20/44 “ § ~		234,634	348,418
1.988% due 01/20/44 “ § ~	EUR	43,936	56,141
Harborview Mortgage Loan Trust
0.400% due 12/19/36 “ §		$711,989	369,586
0.420% due 01/19/38 “ §		227,582	137,441
0.450% due 05/19/35 “ §		40,372	24,887
JPMorgan Mortgage Trust
5.018% due 02/25/35 “ §		45,732	43,622
5.333% due 07/25/35 “ §		455,076	437,058
5.750% due 01/25/36 “		78,470	73,905
Mellon Residential Funding Corp
0.709% due 06/15/30 “ §		11,271	10,427
Merrill Lynch Mortgage Investors Inc
0.445% due 02/25/36 “ §		53,042	35,489
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/35 “		415,336	407,361
Residential Accredit Loans Inc
0.415% due 06/25/46 “ §		105,481	35,990
6.000% due 06/25/36 “		307,454	185,499
Residential Asset Securitization Trust
0.635% due 05/25/33 “ §		14,857	14,180
Structured Asset Mortgage Investments Inc
0.455% due 05/25/36 “ §		236,378	122,634
Structured Asset Securities Corp
2.470% due 08/25/32 “ §		28,908	26,366
2.655% due 10/25/35 “ § ~		81,759	64,892
Washington Mutual Mortgage Pass-Through Certificates
0.545% due 01/25/45 “ §		30,247	23,182
0.555% due 01/25/45 “ §		31,124	24,396
1.642% due 08/25/42 “ §		5,160	4,292
2.600% due 02/27/34 “ §		9,869	9,329
2.838% due 09/25/46 “ §		108,334	77,490
5.580% due 02/25/37 “ §		600,000	479,570
Wells Fargo Mortgage-Backed Securities Trust
2.724% due 12/25/34 “ §		133,254	127,568
2.731% due 03/25/36 “ §		783,110	630,295
2.745% due 04/25/36 “ §		106,804	93,838
4.500% due 11/25/18 “		48,438	49,057

			22,120,350

Fannie Mae - 25.0%

1.452% due 10/01/44 “ §		51,274	51,445
2.175% due 09/01/35 “ §		185,028	191,529
2.487% due 12/01/35 “ §		57,456	60,266
2.555% due 11/01/34 “ §		178,694	188,339
2.826% due 11/01/32 “ §		199,758	211,299
4.000% due 04/01/24-09/01/41 “		11,771,230	12,371,310
4.500% due 01/01/23-08/01/41 “		64,502,356	68,509,992
4.542% due 12/01/36 “ §		21,245	22,300
5.000% due 03/01/34-03/01/35 “		1,411,227	1,525,258
5.500% due 12/01/20-10/13/40 “		8,005,662	8,704,754
6.000% due 09/01/22-01/01/39 “		5,429,565	5,979,411
6.500% due 03/01/17 “		41,208	45,273

			97,861,176

Freddie Mac - 2.3%

2.129% due 09/01/35 “ §		25,027	26,061
2.468% due 06/01/35 “ §		307,381	323,752
2.493% due 11/01/31 “ §		7,664	7,997
2.500% due 04/01/32 “ §		26,013	27,394
2.770% due 09/01/35 “ §		199,292	211,382
4.500% due 10/13/40 “		1,000,000	1,058,438
5.500% due 03/01/23-05/01/40 “		6,732,895	7,305,670
6.000% due 12/01/22-03/01/23 “		125,582	138,265

			9,098,959

Total Mortgage-Backed Securities (Cost $135,479,209)			135,986,114

ASSET-BACKED SECURITIES - 6.8%

Asset Backed Funding Certificates
0.585% due 06/25/34 “ §		131,407	93,902
Auto ABS SARL (Italy)
1.748% due 10/25/20 “ § ~	EUR	692,405	915,699
Bear Stearns Asset Backed Securities Trust
0.435% due 12/25/36 “ §		$500,000	287,001
3.076% due 10/25/36 “ §		181,957	127,731
Chester Asset Receivables Dealings (United Kingdom)
2.335% due 01/15/14 “ § ~	EUR	1,400,000	1,875,287
Citibank Omni Master Trust
2.329% due 05/16/16 “ § ~		$8,200,000	8,271,087
2.979% due 08/15/18 “ § ~		3,200,000	3,350,670
Duane Street CLO (Cayman)
0.519% due 11/08/17 “ § ~		3,784,464	3,567,556
Galaxy Ltd CLO (Cayman)
0.530% due 04/17/17 “ § ~		893,207	863,921
Hillmark Funding CDO (Cayman)
0.548% due 05/21/21 “ § ~		1,100,000	1,013,679
HSBC Home Equity Loan Trust
0.381% due 03/20/36 “ §		547,083	502,828
Long Beach Mortgage Loan Trust
0.795% due 10/25/34 “ §		18,554	13,649
Park Place Securities Inc
0.495% due 09/25/35 “ §		138,718	120,412
Securitized Asset-Backed Receivables LLC Trust
0.365% due 05/25/37 “ §		178,761	103,594

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount		Value
SLM Student Loan Trust
4.500% due 11/16/43 “ § ~		$281,749	$269,599
6.229% due 07/15/42 “ § ~		4,525,664	4,242,278
United States Small Business Administration
4.754% due 08/10/14 “		40,562	43,115
Wind River Ltd CLO (Cayman)
0.680% due 12/19/16 “ § ~		996,133	953,067

Total Asset-Backed Securities (Cost $27,292,912)			26,615,075

U.S. GOVERNMENT AGENCY ISSUES - 15.5%

Fannie Mae
2.000% due 09/21/15		1,800,000	1,864,264
2.250% due 03/15/16		200,000	210,265
4.375% due 10/15/15		600,000	681,674
Freddie Mac
1.000% due 08/20/14		55,900,000	56,356,927
4.875% due 06/13/18		1,400,000	1,678,694

Total U.S. Government Agency Issues (Cost $60,383,552)			60,791,824

U.S. TREASURY OBLIGATIONS - 9.4%

U.S. Treasury Inflation Protected Securities - 4.8%

0.625% due 07/15/21 ^ ‡		200,472	209,478
1.125% due 01/15/21 ^ ‡		2,377,640	2,596,155
2.000% due 01/15/26 ^ ‡		2,162,656	2,574,238
2.125% due 02/15/40 ^		9,207,025	11,729,679
2.375% due 01/15/25 ^		1,198,510	1,482,782

			18,592,332

U.S. Treasury Notes - 4.6%

1.500% due 08/31/18 ‡		14,200,000	14,288,750
2.250% due 07/31/18		100,000	105,664
2.625% due 08/15/20		1,500,000	1,608,984
3.375% due 11/15/19		100,000	113,555
3.500% due 05/15/20		200,000	229,359
3.625% due 02/15/20		700,000	809,211
3.625% due 02/15/21		800,000	925,625

			18,081,148

Total U.S. Treasury Obligations (Cost $36,547,603)			36,673,480

FOREIGN GOVERNMENT BONDS & NOTES - 6.6%

Banco Nacional Desenvolvimento Economico e Social (Brazil)
4.125% due 09/15/17 ~	EUR	100,000	129,312
Canada Housing Trust No 1 (Canada)
2.750% due 09/15/14 ~	CAD	800,000	795,725
3.150% due 06/15/14 ~		100,000	100,386
3.350% due 12/15/20 ~		800,000	811,513
3.800% due 06/15/21 ~ Δ		300,000	314,526
Canadian Government Bond (Canada)
2.000% due 06/01/16		100,000	98,269
2.750% due 09/01/16		700,000	710,955
3.000% due 12/01/15		700,000	714,609
3.250% due 06/01/21		700,000	731,964
3.750% due 06/01/19		200,000	216,358
Export-Import Bank of Korea (South Korea)
0.466% due 10/04/11 § ~		$800,000	800,000
4.000% due 01/29/21		100,000	93,062
5.125% due 06/29/20		100,000	102,019
France Government Bond OAT (France)
3.250% due 10/25/21	EUR	5,400,000	7,642,663
Instituto de Credito Oficial (Spain)
3.286% due 03/25/14 § ~		600,000	777,273
Italy Buoni Poliennali del Tesoro (Italy)
2.100% due 09/15/16		306,999	379,133
2.100% due 09/15/21		1,139,193	1,245,338
2.350% due 09/15/19		105,817	124,810
Mexican Bonos (Mexico)
9.000% due 12/22/11	MXN	9,000,000	655,950
Province of Ontario (Canada)
1.375% due 01/27/14		$500,000	506,028
4.000% due 06/02/21	CAD	400,000	409,951
4.200% due 06/02/20		200,000	208,800
4.300% due 03/08/17		400,000	424,796
4.400% due 06/02/19		300,000	319,184
4.600% due 06/02/39		100,000	108,620
4.700% due 06/02/37		400,000	437,427
5.500% due 06/02/18		100,000	112,926
Province of Quebec (Canada)
4.250% due 12/01/21		100,000	103,602
4.500% due 12/01/17		200,000	214,215
4.500% due 12/01/18		200,000	213,810
Republic of Panama (Panama)
9.375% due 04/01/29		$40,000	60,300
Russia Foreign Euro Bond (Russia)
3.625% due 04/29/15 ~		100,000	98,500
7.500% due 03/31/30 ~		1,336,000	1,504,576
Societe de Financement de l’Economie Francaise (France)
2.125% due 05/20/12	EUR	300,000	404,577
3.375% due 05/05/14 ~		$200,000	212,589
Spain Government Bond (Spain)
4.650% due 07/30/25	EUR	2,900,000	3,536,562
Turkey Government International Bond (Turkey)
7.000% due 09/26/16		$500,000	555,000
United Mexican States (Mexico)
6.050% due 01/11/40		100,000	113,500

Total Foreign Government Bonds & Notes (Cost $27,338,874)			25,988,828

MUNICIPAL BONDS - 4.2%

American Municipal Power Inc of OH ‘B’
8.084% due 02/15/50		1,000,000	1,422,410
Buckeye Tobacco Settlement Financing Authority of OH ‘A2’
5.875% due 06/01/47		1,100,000	773,091
City of North Las Vegas NV
6.572% due 06/01/40		900,000	1,016,343
Clark County NV Airport ‘C’
6.820% due 07/01/45		200,000	247,874
County of Fresno CA
0.000% due 08/15/22		1,400,000	760,368
Los Angeles Unified School District CA ‘A1’
4.500% due 01/01/28		400,000	403,804
New Jersey Economic Development Authority ‘B’
0.000% due 02/15/19		4,100,000	2,862,702
North Carolina Turnpike Authority ‘B’
6.700% due 01/01/39		100,000	114,184
Southern California Public Power Authority
5.943% due 07/01/40		1,600,000	1,869,728
State of California
5.650% due 04/01/39 §		100,000	105,981
7.500% due 04/01/34		100,000	120,492

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
7.550% due 04/01/39	$100,000	$122,626
7.600% due 11/01/40	1,400,000	1,733,466
State of Illinois
4.071% due 01/01/14	200,000	206,352
Tobacco Securitization Authority of Southern California ‘A1’
5.000% due 06/01/37	800,000	553,064
Tobacco Settlement Finance Authority of WV ‘A’
7.467% due 06/01/47	845,000	615,304
University of Arizona
6.423% due 08/01/35	2,700,000	2,997,594
University of California
6.270% due 05/15/31	500,000	550,720

Total Municipal Bonds (Cost $15,542,150)		16,476,103

PURCHASED OPTIONS - 0.0%

(See Note (j) in Notes to Schedule of Investments) (Cost $22,099)		38,641

SHORT-TERM INVESTMENTS - 5.2%

Commercial Paper - 4.7%

Kells Fund LLC
0.310% due 11/16/11	2,500,000	2,499,187
0.270% due 11/03/11	3,500,000	3,499,201
0.270% due 10/04/11	1,000,000	999,981
0.260% due 12/01/11	1,000,000	999,595
0.260% due 10/05/11	1,000,000	999,974
0.260% due 10/05/11	1,000,000	999,974
0.250% due 11/17/11	1,000,000	999,665
0.240% due 11/07/11	7,300,000	7,298,002

		18,295,579

U.S. Treasury Bills - 0.1%
0.020% due 10/20/11 ‡	280,000	279,998
0.260% due 03/08/12 ‡	280,000	279,948

		559,946

Repurchase Agreement - 0.0%

Morgan Stanley
0.090% due 10/03/11 (Dated 09/30/11, repurchase price of $100,001, collateralized by Federal Farm Credit Bank: 0.300% due 02/11/13 and value $103,082)	100,000	100,000

	Shares
Money Market Fund - 0.4%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,417,506	1,417,506

Total Short-Term Investments (Cost $20,372,974)		20,373,031

TOTAL INVESTMENTS - 118.4% (Cost $468,215,760)		463,510,356

OTHER ASSETS & LIABILITIES, NET — (18.4%)		(72,010,642)

NET ASSETS - 100.0%		$391,499,714

Notes to Schedule of Investments

(a)	As of September 30, 2011, the fund was diversified as a percentage of net assets as follows:

Mortgage-Backed Securities	34.7%
Corporate Bonds & Notes	34.3%
U.S. Government Agency Issues	15.5%
U.S. Treasury Obligations	9.4%
Asset-Backed Securities	6.8%
Foreign Government Bonds & Notes	6.6%
Short-Term Investments	5.2%
Municipal Bonds	4.2%
Equity Securities	0.8%
Senior Loan Notes	0.5%
Convertible Corporate Bonds	0.4%

118.4%
Other Assets & Liabilities, Net	(18.4%)

100.0%

(b)	As of September 30, 2011, the fund’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA	7.4%
A -1 (Short-term debt only)	4.1%
AA / U.S. Government & Agency Issues	56.1%
A	11.9%
BBB	9.3%
BB	2.8%
B	1.8%
CCC	0.4%
CC	0.2%
D	0.1%
NR	5.9%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	Investments with a total aggregate value of $441,485 or 0.1% of the net assets were in default as of September 30, 2011.

(e)	As of September 30, 2011, 0.8% of the fund’s net assets were reported illiquid by the portfolio manager under the Trust’s policy.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)
(f)	A reverse repurchase agreement outstanding as of September 30, 2011 was as follows:

	Interest	Settlement	Maturity	Repurchase	Principal
Counterparty	Rate	Date	Date	Amount	Amount

JPM	0.150%	09/21/11	10/05/11	$7,566,066	$7,565,625

(g)	The average amount of borrowings by the fund on reverse repurchase agreements while outstanding during the six-month period ended September 30, 2011 was $8,456,063 at a weighted average interest rate of 0.95%.

(h)	Open futures contracts outstanding as of September 30, 2011 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation

Eurodollar (03/12)	641	$641,000,000	$444,463
Eurodollar (06/12)	367	367,000,000	410,489
Eurodollar (09/12)	91	91,000,000	44,173
Eurodollar (12/12)	129	129,000,000	118,025
Eurodollar (03/13)	240	240,000,000	325,847
Eurodollar (06/13)	380	380,000,000	503,458
Eurodollar (09/13)	148	148,000,000	230,460
Eurodollar (12/13)	70	70,000,000	149,742
Eurodollar (03/14)	20	20,000,000	54,053
Eurodollar (06/14)	9	9,000,000	25,897
U.S. Treasury 10-Year Notes (12/11)	64	6,400,000	46,072

Total Futures Contracts			$2,352,679

(i)	Forward foreign currency contracts outstanding as of September 30, 2011 were as follows:

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)

Buy	BRL	11,529,282	11/11	HSB	$(1,010,622)
Buy	CAD	3,549,000	10/11	DUB	(192,101)
Sell	CAD	3,305,000	10/11	CIT	47,676
Sell	CAD	2,100,000	10/11	JPM	27,524
Sell	CAD	821,000	10/11	RBC	8,682
Sell	CAD	905,404	10/11	UBS	14,904
Buy	CNY	159,000	11/11	BRC	165
Buy	CNY	958,897	11/11	CIT	2,637
Buy	CNY	596,638	11/11	JPM	644
Buy	CNY	6,426,300	02/12	HSB	8,967
Buy	CNY	1,917,000	06/12	BRC	1,918
Buy	CNY	1,278,040	06/12	CIT	1,285
Buy	CNY	7,026,950	06/12	HSB	6,707
Buy	CNY	9,618,000	06/12	JPM	14,786
Buy	CNY	1,889,850	06/12	JPM	(2,359)
Buy	CNY	1,912,650	06/12	MSC	1,233
Buy	CNY	10,222,705	02/13	DUB	(2,178)
Sell	DKK	4,520,000	10/11	DUB	34,361
Buy	EUR	1,397,000	10/11	BRC	(139,994)
Buy	EUR	389,000	10/11	CIT	(21,477)
Buy	EUR	784,000	10/11	CSF	(56,532)
Buy	EUR	154,000	10/11	RBC	(14,602)
Buy	EUR	320,000	10/11	RYL	(34,519)
Buy	EUR	439,000	10/11	UBS	(34,808)
Sell	EUR	10,632,000	10/11	CSF	602,801
Sell	EUR	697,000	10/11	DUB	48,990
Sell	EUR	74,000	10/11	HSB	5,485
Sell	EUR	6,114,000	10/11	JPM	496,105
Sell	EUR	10,632,000	10/11	MSC	573,563
Sell	EUR	100,000	11/11	JPM	2,038
Buy	GBP	243,000	12/11	BRC	3,092
Sell	GBP	6,496,000	12/11	BRC	245,583
Sell	GBP	5,000	12/11	JPM	179
Sell	GBP	5,000	12/11	UBS	187
Sell	IDR	9,077,500,000	10/11	HSB	(29,698)
Buy	IDR	6,595,120,000	01/12	CIT	14,164
Buy	IDR	10,089,755,000	07/12	HSB	(6,228)
Sell	INR	19,332,000	11/11	CIT	8,170

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)

Sell	INR	4,834,000	11/11	HSB	$2,022
Buy	INR	73,367,500	07/12	JPM	(113,643)
Sell	JPY	3,422,000	10/11	CIT	(1,792)
Buy	KRW	4,176,994,431	11/11	JPM	(385,107)
Sell	KRW	1,149,768,000	11/11	CSF	26,817
Sell	KRW	831,833,100	11/11	JPM	(4,078)
Buy	MXN	205,416	11/11	DUB	(2,728)
Buy	MXN	3,580,000	11/11	HSB	(43,125)
Buy	MXN	61,779,868	11/11	MSC	(799,761)
Buy	MXN	2,387,300	11/11	UBS	(28,704)
Sell	MXN	11,947,510	11/11	BRC	118,964
Sell	MXN	6,750,000	11/11	JPM	15,668
Sell	MXN	4,125,650	11/11	MSC	3,973
Sell	MXN	10,890,750	11/11	UBS	18,557
Sell	MYR	636,100	11/11	BRC	1,073
Buy	MYR	1,660,405	04/12	JPM	(30,264)
Buy	PHP	6,719,377	11/11	BRC	1,849
Buy	PHP	4,310,000	11/11	CIT	(1,678)
Buy	PHP	6,521,000	11/11	CIT	1,388
Buy	PHP	4,392,000	11/11	GSC	192
Buy	PHP	4,310,000	11/11	JPM	(1,678)
Buy	PHP	4,410,000	11/11	JPM	603
Sell	PHP	26,172,000	11/11	CIT	2,952
Sell	PHP	4,382,000	11/11	HSB	36
Buy	PHP	42,419,000	03/12	CIT	(10,939)
Buy	PHP	8,736,000	03/12	MSC	(2,506)
Buy	SGD	380,292	12/11	CIT	(10,948)
Buy	SGD	2,723,748	12/11	UBS	(184,563)
Sell	SGD	248,865	12/11	CIT	9,692
Sell	SGD	1,008,000	12/11	UBS	29,177
Buy	TRY	2,126,743	10/11	HSB	(125,736)
Sell	TRY	179,560	10/11	BRC	3,795
Sell	TRY	186,605	10/11	CIT	21
Sell	TRY	360,560	10/11	DUB	6,819
Sell	TRY	179,400	10/11	JPM	3,881
Sell	TRY	186,295	10/11	MSC	187
Buy	TWD	7,244,185	01/12	BRC	(14,290)
Buy	ZAR	7,859,509	10/11	HSB	(147,749)
Sell	ZAR	742,210	10/11	HSB	8,470
Sell	ZAR	2,427,630	10/11	JPM	621
Buy	ZAR	760,150	01/12	JPM	(11,614)

Total Forward Foreign Currency Contracts					$(1,037,418)

(j)	Purchased options outstanding as of September 30, 2011 were as follows:

Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on 3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Cost	Value

Call — OTC 1-Year Interest Rate Swap Δ	Pay	1.250%	04/30/12	RBS	$5,600,000	$22,099	$38,641

Total Purchased Options						$22,099	$38,641

(k)	Transactions in written options for the six-month period ended September 30, 2011 were as follows:

	Number of	Notional Amount
	Contracts	in $	Premium

Outstanding, March 31, 2011	67	87,300,000	$810,099
Call Options Written	77	43,200,000	243,756
Put Options Written	77	98,300,000	608,830
Call Options Closed	(94)	(31,400,000)	(191,797)
Put Options Closed	(33)	—	(6,659)
Call Options Expired	(19)	(12,500,000)	(86,949)
Put Options Expired	(75)	(23,900,000)	(172,438)

Outstanding, September 30, 2011	—	161,000,000	$1,204,842

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)
(l)	Premiums received and value of written options outstanding as of September 30, 2011 were as follows:

Credit Default Swaptions — Buy Protection (1)

	Exercise	Expiration	Counter-	Notional
Description	Rate	Date	party	Amount	Premium	Value

Call — OTC Dow Jones CDX IG16 5Y Index	0.800%	12/21/11	MSC	$2,900,000	$3,335	$(78,676)
Call — OTC Dow Jones CDX IG16 5Y Index	0.820%	12/21/11	DUB	3,000,000	4,125	(78,977)

					$7,460	$(157,653)

(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swaption and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swaption less the recovery value of the referenced obligation or underlying investments comprising the referenced index. The seller is only obligated if the swaption is exercised.
Inflation Floor/Cap Options

	Strike	Exercise	Expiration	Counter-	Notional
Description	Index	Index	Date	party	Amount	Premium	Value

Floor — OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of ((1+0.00%)[10]-
		Inflation Adjustment))or $0	03/12/20	CIT	$1,200,000	$10,320	$(4,044)
Floor — OTC U.S. CPI Urban Consumers NSA	217.97	Maximum of ((1+0.00%)[10]-
		Inflation Adjustment)) or $0	09/29/20	CIT	600,000	7,740	(2,375)

						$18,060	$(6,419)

Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on 3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Premium	Value

Put — OTC 5-Year Interest Rate Swap	Pay	1.800%	10/11/11	MSC	$2,200,000	$3,520	$(2)
Put — OTC 10-Year Interest Rate Swap	Pay	4.250%	10/11/11	MSC	11,300,000	57,495	(1)
Put — OTC 10-Year Interest Rate Swap	Pay	4.250%	10/11/11	RBS	11,500,000	72,450	(1)
Put — OTC 1-Year Interest Rate Swap	Pay	2.000%	04/30/12	RBS	11,200,000	22,400	(2,079)
Put — OTC 3-Year Interest Rate Swap	Pay	2.750%	06/18/12	DUB	6,200,000	64,360	(3,676)
Put — OTC 3-Year Interest Rate Swap	Pay	2.750%	06/18/12	RBS	4,400,000	43,120	(2,609)
Put — OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	BRC	4,300,000	38,951	(2,006)
Put — OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	CIT	3,100,000	34,590	(1,446)
Put — OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	DUB	1,900,000	21,236	(886)
Put — OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	RBS	6,600,000	55,422	(3,078)
Put — OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	MSC	1,200,000	7,230	(1)
Put — OTC 5-Year Interest Rate Swap	Pay	3.250%	07/16/12	CIT	3,800,000	93,949	(6,225)
Put — OTC 5-Year Interest Rate Swap	Pay	3.250%	07/16/12	RBS	1,200,000	30,132	(1,966)
Put — OTC 5-Year Interest Rate Swap	Pay	1.700%	08/13/12	DUB	5,600,000	78,177	(77,698)
Put — OTC 5-Year Interest Rate Swap	Pay	1.700%	08/13/12	RBS	7,400,000	102,626	(102,673)
Put — OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	CIT	700,000	4,769	(480)
Put — OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	MSC	4,800,000	29,501	(3,292)
Put — OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	RBS	15,000,000	117,839	(10,286)
Put — OTC 1-Year Interest Rate Swap	Pay	1.750%	11/19/12	RBS	5,400,000	20,385	(3,148)
Put — OTC 2-Year Interest Rate Swap	Pay	1.200%	07/11/13	DUB	4,500,000	31,760	(34,597)
Put — OTC 1-Year Interest Rate Swap	Pay	1.750%	07/11/13	DUB	30,200,000	141,792	(50,103)

						$1,071,704	$(306,253)

Straddle Options

	Exercise	Expiration	Counter-	Notional
Description	Price (1)	Date	party	Amount	Premium	Value

Call & Put — OTC 1-Year vs. 1-Year Forward Volatility Agreement Δ	$—	10/11/11	GSC	$2,000,000	$10,560	$(7,471)
Call & Put — OTC 1-Year vs. 2-Year Forward Volatility Agreement Δ	—	10/11/11	MSC	6,000,000	66,685	(60,945)
Call & Put — OTC 1-Year vs. 2-Year Forward Volatility Agreement Δ	—	11/14/11	MSC	2,800,000	30,373	(29,122)

					$107,618	$(97,538)

(1)	Exercise price and final cost determined on a future date based upon implied volatility parameters.

Total Written Options	$1,204,842	$(567,863)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)
(m)	Swap agreements outstanding as of September 30, 2011 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (1)

	Fixed Deal			Implied Credit			Upfront	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Premiums Paid	Appreciation
Referenced Obligation	Rate	Date	party	09/30/11 (2)	Amount (3)	Value	(Received)	(Depreciation)

Morgan Stanley 6.600% due 04/01/12	1.000%	09/20/12	BRC	5.429%	$100,000	$(4,142)	$(1,967)	$(2,175)
General Electric Capital Corp 5.625% due 09/15/17	4.000%	12/20/13	CIT	2.882%	200,000	5,009	—	5,009
General Electric Capital Corp 5.625% due 09/15/17	4.230%	12/20/13	DUB	2.882%	200,000	6,004	—	6,004
General Electric Capital Corp 5.625% due 09/15/17	4.325%	12/20/13	CIT	2.882%	200,000	6,414	—	6,414
General Electric Capital Corp 6.000% due 06/15/12	4.400%	12/20/13	BRC	2.882%	200,000	6,757	—	6,757
General Electric Capital Corp 6.000% due 06/15/12	4.500%	12/20/13	BRC	2.882%	300,000	10,757	—	10,757
General Electric Capital Corp 6.000% due 06/15/12	4.700%	12/20/13	BRC	2.882%	400,000	16,071	—	16,071
General Electric Capital Corp 5.625% due 09/15/17	4.750%	12/20/13	DUB	2.882%	400,000	16,504	—	16,504
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	BRC	1.686%	400,000	(9,120)	(8,999)	(121)
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	CIT	1.686%	400,000	(9,110)	(9,184)	74
Japanese Government Bond 2.000% due 03/21/22	1.000%	03/20/15	DUB	1.208%	1,000,000	(6,719)	11,615	(18,334)
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	DUB	1.686%	200,000	(4,555)	(4,592)	37
Brazil Government 12.250% due 03/06/30	1.000%	06/20/15	DUB	1.743%	1,000,000	(26,380)	(10,975)	(15,405)
Brazil Government 12.250% due 03/06/30	1.000%	06/20/15	HSB	1.743%	1,000,000	(26,380)	(10,975)	(15,405)
United Kingdom GILT 4.250% due 06/07/32 Δ	1.000%	06/20/15	GSC	0.757%	1,100,000	10,091	10,164	(73)
Brazil Government 12.250% due 03/06/30	1.000%	09/20/15	BRC	1.786%	1,000,000	(29,697)	(7,735)	(21,962)
United Mexican States 7.500% due 04/08/33	1.000%	09/20/15	BRC	1.786%	1,000,000	(29,705)	(7,735)	(21,970)
Brazil Government 12.250% due 03/06/30	1.000%	09/20/15	HSB	1.786%	600,000	(17,818)	(5,962)	(11,856)
Brazil Government 12.250% due 03/06/30	1.000%	09/20/15	UBS	1.786%	500,000	(14,848)	(4,731)	(10,117)
France Government Bond OAT 4.250% due 04/25/19	0.250%	12/20/15	RBS	1.713%	700,000	(40,878)	(13,898)	(26,980)
MetLife Inc 5.000% due 06/15/15	1.000%	12/20/15	CIT	3.252%	800,000	(68,383)	(29,082)	(39,301)
United Kingdom GILT 4.250% due 06/07/32 Δ	1.000%	12/20/15	GSC	0.814%	1,200,000	9,540	27,797	(18,257)
General Electric Capital Corp 5.625% due 09/15/17	1.000%	12/20/15	MSC	3.003%	500,000	(38,038)	(9,796)	(28,242)
France Government 4.250% due 04/25/19	0.250%	03/20/16	RBS	1.755%	2,900,000	(183,373)	(89,270)	(94,103)
China Government 4.750% due 10/29/13	1.000%	03/20/16	BRC	1.877%	1,000,000	(36,636)	11,950	(48,586)
Italy Republic 6.875% due 09/27/23	1.000%	03/20/16	BRC	4.679%	1,100,000	(152,279)	(40,967)	(111,312)
United Mexican States 7.500% due 04/08/33	1.000%	03/20/16	BRC	1.880%	100,000	(3,709)	(768)	(2,941)
Brazil Government 12.250% due 03/06/30	1.000%	03/20/16	CIT	1.880%	2,300,000	(85,344)	(16,240)	(69,104)
Republic of Kazakhstan Debt	1.000%	03/20/16	CIT	317.500%	300,000	(26,755)	(8,658)	(18,097)
Spain Government 5.500% due 07/30/17	1.000%	03/20/16	CIT	3.790%	900,000	(97,177)	(54,475)	(42,702)
United Mexican States 7.500% due 04/08/33	1.000%	03/20/16	CIT	1.880%	1,100,000	(40,807)	(8,978)	(31,829)
Republic of Kazakhstan Debt	1.000%	03/20/16	DUB	317.500%	300,000	(26,755)	(9,075)	(17,680)
United Mexican States 7.500% due 04/08/33	1.000%	03/20/16	DUB	1.880%	700,000	(25,968)	(5,135)	(20,833)
Italy Republic 6.875% due 09/27/23	1.000%	03/20/16	GSC	4.679%	4,000,000	(553,743)	(128,942)	(424,801)
Spain Government 5.500% due 07/30/17	1.000%	03/20/16	GSC	3.790%	1,100,000	(118,772)	(68,499)	(50,273)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Fixed Deal			Implied Credit			Upfront	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Premiums Paid	Appreciation
Referenced Obligation	Rate	Date	party	09/30/11 (2)	Amount (3)	Value	(Received)	(Depreciation)

Republic of Kazakhstan Debt	1.000%	03/20/16	HSB	317.500%	$400,000	$(35,675)	$(11,729)	$(23,946)
Berkshire Hathaway Finance 2.450% due 12/15/15	1.000%	06/20/16	CIT	2.414%	900,000	(54,662)	(2,156)	(52,506)
Brazil Government 12.250% due 03/06/30	1.000%	06/20/16	CIT	1.931%	700,000	(28,880)	(2,363)	(26,517)
France Government 4.250% due 04/25/19	0.250%	09/20/16	HSB	1.825%	400,000	(29,108)	(17,550)	(11,558)
China Government 4.750% due 10/29/13	1.000%	09/20/16	DUB	1.954%	400,000	(17,550)	2,210	(19,760)
Brazil Government 12.250% due 03/06/30	1.000%	09/20/16	GSC	1.976%	200,000	(9,069)	(1,217)	(7,852)
Republic of South Korea 4.875% due 09/22/14	1.000%	09/20/16	HSB	2.148%	100,000	(5,237)	(218)	(5,019)
China Government 4.750% due 10/29/13	1.000%	09/20/16	MSC	1.954%	400,000	(17,550)	2,019	(19,569)
China Government 4.750% due 10/29/13	1.000%	09/20/16	UBS	1.954%	300,000	(13,162)	1,557	(14,719)
Indonesia Government 7.250% due 04/20/15	1.000%	09/20/16	UBS	2.969%	100,000	(8,798)	(1,578)	(7,220)
Reynolds American Inc 7.625% due 06/01/16	1.280%	06/20/17	DUB	1.804%	200,000	(5,466)	—	(5,466)
MetLife Inc 5.000% due 06/15/15	1.000%	03/20/18	DUB	3.516%	1,200,000	(161,233)	(68,165)	(93,068)
United Mexican States 7.500% due 04/08/33	1.000%	03/20/21	CIT	2.300%	100,000	(10,240)	(4,247)	(5,993)
Indonesia Government 7.250% due 04/20/15	1.000%	06/20/21	BRC	3.372%	1,500,000	(262,460)	(95,221)	(167,239)
United Mexican States 7.500% due 04/08/33	1.000%	06/20/21	BRC	2.310%	1,200,000	(126,268)	(34,805)	(91,463)

						$(2,375,302)	$(728,575)	$(1,646,727)

Credit Default Swaps on Credit Indices — Sell Protection (1)

						Upfront
	Fixed Deal					Premiums	Unrealized
	Receive	Expiration		Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	Counterparty	Amount (3)	Value (4)	(Received)	(Depreciation)

Dow Jones CDX NA HY-8 5Y Δ	0.483%	06/20/12	BRC	$770,352	$1,978	$—	$1,978
Dow Jones CDX NA HY-9 5Y Δ	2.080%	12/20/12	BOA	1,444,065	34,089	—	34,089
Dow Jones CDX NA EM13 5Y	5.000%	06/20/15	BRC	400,000	22,171	45,500	(23,329)
Dow Jones CDX NA EM13 5Y	5.000%	06/20/15	DUB	900,000	49,886	117,500	(67,614)
Dow Jones CDX NA EM13 5Y	5.000%	06/20/15	HSB	1,200,000	66,514	135,550	(69,036)
Dow Jones CDX NA EM13 5Y	5.000%	06/20/15	MSC	900,000	49,886	101,250	(51,364)
Dow Jones CDX NA EM14 5Y	5.000%	12/20/15	BRC	800,000	48,680	102,600	(53,920)
Dow Jones CDX NA EM14 5Y	5.000%	12/20/15	CIT	200,000	12,170	27,650	(15,480)
Dow Jones CDX NA EM14 5Y	5.000%	12/20/15	DUB	600,000	36,511	74,750	(38,239)
Dow Jones CDX NA EM14 5Y	5.000%	12/20/15	HSB	200,000	12,169	26,100	(13,931)
Dow Jones CDX NA EM14 5Y	5.000%	12/20/15	MSC	400,000	24,340	52,000	(27,660)
Dow Jones CDX NA EM14 5Y	5.000%	12/20/15	UBS	100,000	6,085	13,850	(7,765)
Dow Jones CDX NA IG-16 5Y	1.000%	06/20/16	DUB	3,000,000	(46,727)	14,421	(61,148)
Dow Jones CDX NA IG-16 5Y	1.000%	06/20/16	MSC	2,000,000	(31,152)	9,735	(40,887)
Dow Jones CDX NA EM15 5Y	5.000%	06/20/16	BRC	100,000	6,117	10,600	(4,483)
Dow Jones CDX NA EM15 5Y	5.000%	06/20/16	DUB	100,000	6,131	13,550	(7,419)
Dow Jones CDX NA IG-9 10Y	0.548%	12/20/17	GSC	96,450	439	—	439

					$299,287	$745,056	$(445,769)

Total Credit Default Swaps					$(2,076,015)	$16,481	$(2,092,496)

(1)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)
(3)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing values in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest Rate Swaps

								Upfront
								Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional			Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount		Value	(Received)	(Depreciation)

BRL — CDI Compounded	MSC	Pay	10.115%	01/02/12	BRL	8,900,000	$(169,031)	$(199,363)	$30,332
BRL — CDI Compounded	GSC	Pay	10.150%	01/02/12		6,100,000	(111,048)	(23,780)	(87,268)
BRL — CDI Compounded	HSB	Pay	10.610%	01/02/12		1,400,000	5,923	—	5,923
BRL — CDI Compounded	BRC	Pay	10.680%	01/02/12		5,600,000	(31,417)	(65,566)	34,149
BRL — CDI Compounded	HSB	Pay	11.140%	01/02/12		100,000	1,101	515	586
BRL — CDI Compounded	BOA	Pay	12.540%	01/02/12		4,000,000	119,484	(20,439)	139,923
BRL — CDI Compounded	MSC	Pay	12.540%	01/02/12		900,000	26,884	(6,048)	32,932
BRL — CDI Compounded	HSB	Pay	14.765%	01/02/12		100,000	5,892	667	5,225
BRL- CDI Compounded Δ	HSB	Pay	10.450%	01/02/13		400,000	175	(300)	475
BRL- CDI Compounded Δ	MSC	Pay	10.455%	01/02/13		600,000	322	(239)	561
BRL- CDI Compounded Δ	UBS	Pay	10.605%	01/02/13		1,200,000	1,777	—	1,777
BRL — CDI Compounded	HSB	Pay	11.880%	01/02/13		1,300,000	19,019	(989)	20,008
BRL — CDI Compounded	GSC	Pay	11.890%	01/02/13		200,000	3,217	314	2,903
BRL — CDI Compounded	HSB	Pay	11.890%	01/02/13		2,000,000	32,166	4,283	27,883
BRL — CDI Compounded	BRC	Pay	11.910%	01/02/13		1,000,000	15,456	2,348	13,108
BRL — CDI Compounded	GSC	Pay	11.930%	01/02/13		900,000	14,653	(1,293)	15,946
BRL — CDI Compounded	MSC	Pay	11.980%	01/02/13		600,000	10,183	935	9,248
BRL — CDI Compounded	HSB	Pay	12.300%	01/02/13		1,300,000	27,886	3,928	23,958
BRL- CDI Compounded	BRC	Pay	12.455%	01/02/13		800,000	9,522	391	9,131
BRL- CDI Compounded	MSC	Pay	12.500%	01/02/13		1,800,000	22,004	1,366	20,638
BRL — CDI Compounded	MSC	Pay	12.590%	01/02/13		2,400,000	48,944	9,023	39,921
1-Day USD — Federal Funds Rate Compounded-OIS Δ	MSC	Pay	0.500%	09/19/13		$5,900,000	20,014	(7,670)	27,684
BRL- CDI Compounded	HSB	Pay	10.530%	01/02/14	BRL	900,000	(894)	(2,621)	1,727
BRL- CDI Compounded	MSC	Pay	10.580%	01/02/14		3,600,000	(1,824)	(7,265)	5,441
BRL- CDI Compounded Δ	UBS	Pay	10.770%	01/02/14		3,800,000	4,733	(4,453)	9,186
BRL- CDI Compounded Δ	HSB	Pay	10.990%	01/02/14		300,000	917	411	506
BRL- CDI Compounded	HSB	Pay	11.530%	01/02/14		600,000	4,964	(171)	5,135
BRL- CDI Compounded	MSC	Pay	11.670%	01/02/14		1,500,000	13,280	1,275	12,005
BRL — CDI Compounded	MSC	Pay	11.890%	01/02/14		3,500,000	49,864	(21)	49,885
BRL — CDI Compounded	UBS	Pay	12.250%	01/02/14		600,000	13,768	1,667	12,101
BRL — CDI Compounded	MSC	Pay	12.510%	01/02/14		200,000	5,377	919	4,458
BRL — CDI Compounded	HSB	Pay	12.540%	01/02/14		100,000	2,730	648	2,082
BRL — CDI Compounded	GSC	Pay	12.650%	01/02/14		1,200,000	34,648	9,626	25,022
1-Day USD — Federal Funds Rate Compounded-OIS Δ	GSC	Pay	0.500%	09/19/14		$1,200,000	3,115	(5,124)	8,239
28-Day Mexico Interbank TIIE Banxico	HSB	Pay	7.330%	01/28/15	MXN	3,200,000	15,078	1,414	13,664
28-Day Mexico Interbank TIIE Banxico	MSC	Pay	5.600%	09/06/16		1,400,000	(545)	280	(825)
28-Day Mexico Interbank TIIE Banxico	GSC	Pay	8.170%	11/04/16		1,200,000	9,066	1,757	7,309
6-Month Australian Bank Bill Δ	CIT	Pay	5.000%	06/15/17	AUD	200,000	4,852	1,509	3,343
6-Month Australian Bank Bill Δ	DUB	Pay	5.000%	06/15/17		100,000	2,425	789	1,636
6-Month Australian Bank Bill Δ	RBS	Pay	5.000%	06/15/17		300,000	7,277	2,410	4,867
6-Month EUR-LIBOR Δ	BRC	Pay	2.500%	09/21/18	EUR	400,000	8,929	(6,726)	15,655
6-Month EUR-LIBOR Δ	BRC	Pay	3.000%	09/21/21		1,200,000	68,997	11,314	57,683
6-Month EUR-LIBOR Δ	DUB	Pay	3.000%	09/21/21		1,600,000	91,995	15,149	76,846
6-Month EUR-LIBOR Δ	BRC	Pay	3.500%	09/21/21		3,300,000	382,154	17,662	364,492
6-Month EUR-LIBOR Δ	DUB	Pay	3.500%	09/21/21		900,000	104,801	10,794	94,007
6-Month EUR-LIBOR Δ	GSC	Pay	3.500%	09/21/21		2,700,000	312,671	(29,939)	342,610
6-Month EUR-LIBOR Δ	HSB	Pay	3.500%	09/21/21		2,600,000	301,091	25,237	275,854
6-Month EUR-LIBOR Δ	MSC	Pay	3.500%	09/21/21		1,300,000	150,545	(2,842)	153,387
6-Month EUR-LIBOR Δ	CIT	Pay	3.650%	09/21/21		400,000	53,451	489	52,962
6-Month EUR-LIBOR Δ	MSC	Pay	3.650%	09/21/21		1,200,000	160,352	5,913	154,439
3-Month USD-LIBOR	BRC	Pay	3.000%	10/13/21		$3,700,000	299,938	234,180	65,758
3-Month USD-LIBOR	MSC	Pay	3.000%	10/13/21		4,700,000	381,003	280,550	100,453
6-Month EUR-LIBOR	CIT	Pay	2.500%	03/21/22	EUR	1,500,000	(18,503)	(1,618)	(16,885)
6-Month EUR-LIBOR	GSC	Pay	2.500%	03/21/22		3,100,000	(38,239)	(3,341)	(34,898)
6-Month EUR-LIBOR	UBS	Pay	2.500%	03/21/22		2,400,000	(29,604)	(2,587)	(27,017)
6-Month GBP-LIBOR Δ	BRC	Pay	3.000%	03/21/22	GBP	300,000	11,678	5,346	6,332
6-Month EUR-LIBOR Δ	DUB	Pay	3.000%	03/21/22	EUR	1,200,000	59,993	18,716	41,277

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

								Upfront
								Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional			Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount		Value	(Received)	(Depreciation)

6-Month GBP-LIBOR Δ	HSB	Pay	3.000%	03/21/22	GBP	3,100,000	$116,699	$30,157	$86,542
3-Month Canadian Bank Bill	RBS	Pay	5.700%	12/18/24	CAD	2,100,000	113,819	(1,439)	115,258

Total Interest Rate Swaps							$2,773,727	$308,148	$2,465,579

Total Swap Agreements							$697,712	$324,629	$373,083

(n)	As of September 30, 2011, securities with total aggregate values of $1,451,994, $840,732 and $7,546,875 were fully or partially segregated with the broker(s)/custodian as collateral for open futures, swap contracts and reverse repurchase agreements, respectively.

(o)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) as of September 30, 2011:

			Level 2	Level 3
	Total Value at	Level 1	Significant	Significant
	September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets
Convertible Preferred Stocks	$3,099,566	$3,099,180	$—	$386
Preferred Stocks (1)	11,600	11,600	—	—
Corporate Bonds & Notes	134,310,844	—	134,310,844	—
Convertible Corporate Bonds	1,387,750	—	1,387,750	—
Senior Loan Notes	1,757,500	—	1,757,500	—
Mortgage-Backed Securities	135,986,114	—	135,910,314	75,800
Asset-Backed Securities	26,615,075	—	26,615,075	—
U.S. Government Agency Issues	60,791,824	—	60,791,824	—
U.S. Treasury Obligations	36,673,480	—	36,673,480	—
Foreign Government Bonds & Notes	25,988,828	—	25,988,828	—
Municipal Bonds	16,476,103	—	16,476,103	—
Short-Term Investments	20,373,031	1,417,506	18,955,525	—
Derivatives:
Credit Contracts
Swaps	464,313	—	464,313	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	2,428,603	—	2,428,603	—
Interest Rate Contracts
Futures	2,352,679	2,352,679	—	—
Purchased Options	38,641	—	38,641	—
Swaps	3,174,832	—	3,174,832	—

Total Interest Rate Contracts	5,566,152	2,352,679	3,213,473	—

Total Assets — Derivatives	8,459,068	2,352,679	6,106,389	—

Total Assets	471,930,783	6,880,965	464,973,632	76,186

Liabilities
Derivatives:
Credit Contracts
Swaps	(2,540,328)	—	(2,540,328)	—
Written Options	(157,653)	—	(157,653)	—

Total Credit Contracts	(2,697,981)	—	(2,697,981)	—

Foreign Currency Contracts
Forward Foreign Currency Contracts	(3,466,021)	—	(3,466,021)	—
Interest Rate Contracts
Swaps	(401,105)	—	(401,105)	—
Written Options	(410,210)	—	(306,253)	(103,957)

Total Interest Rate Contracts	(811,315)	—	(707,358)	(103,957)

Total Liabilities — Derivatives	(6,975,317)	—	(6,871,360)	(103,957)

Total Liabilities	(6,975,317)	—	(6,871,360)	(103,957)

Total	$464,955,466	$6,880,965	$458,102,272	$(27,771)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)
The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) for the six-month period ended September 30, 2011:

					Derivatives
	Convertible	Mortgage -	Asset-	Foreign	Interest Rate
	Preferred	Backed	Backed	Government	Contracts
	Stock	Securities	Securities	Bonds & Notes	Written Options	Total

Value, Beginning of Period	$—	$—	$6,819,355	$848,164	$(182,584)	$7,484,935
Purchases	—	77,837	—	—	—	77,837
Sales	—	—	(348,420)	—	—	(348,420)
Accrued Discounts (Premiums)	—	—	—	—	—	—
Net Realized Gains (Losses)	—	—	10,329	—	—	10,329
Change in Net Unrealized Appreciation (Depreciation)	—	(2,037)	(83,041)	(70,891)	78,627	(77,342)
Transfers In	386	—	—	—	—	386
Transfers Out	—	—	(6,398,223)	(777,273)	—	(7,175,496)

Value, End of Period	$386	$75,800	$—	$—	$(103,957)	$(27,771)

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$—	$(2,037)	$—	$—	$78,627	$76,590

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 53.5%

Consumer Discretionary - 5.1%

ACE Hardware Corp
9.125% due 06/01/16 ~	$135,000	$140,737
CCH II LLC
13.500% due 11/30/16	120,000	137,400
Cox Communications Inc
7.125% due 10/01/12	325,000	344,352
DIRECTV Holdings LLC
4.750% due 10/01/14	650,000	705,019
Easton-Bell Sports Inc
9.750% due 12/01/16	130,000	136,500
Johnson Controls Inc
1.750% due 03/01/14	475,000	479,176
Macy’s Retail Holdings Inc
5.350% due 03/15/12	135,000	137,096
NBCUniversal Media LLC
2.100% due 04/01/14	500,000	508,076
Reed Elsevier Capital Inc
4.625% due 06/15/12	500,000	511,476
Sirius XM Radio Inc
9.750% due 09/01/15 ~	130,000	141,375
Speedway Motorsports Inc
8.750% due 06/01/16	140,000	146,650
Staples Inc
9.750% due 01/15/14	425,000	493,017
TCM Sub LLC
3.550% due 01/15/15 ~	500,000	532,523
The Goodyear Tire & Rubber Co
10.500% due 05/15/16	150,000	163,125
The Home Depot Inc
5.250% due 12/16/13	300,000	326,449
The Interpublic Group of Cos Inc
6.250% due 11/15/14	350,000	371,000
The Wendy’s Co
10.000% due 07/15/16	125,000	132,187
Thomson Reuters Corp (Canada)
5.700% due 10/01/14	250,000	275,307
Ticketmaster Entertainment LLC
10.750% due 08/01/16	135,000	142,425
Time Warner Cable Inc
5.400% due 07/02/12	381,000	393,341
8.250% due 02/14/14	175,000	199,078

		6,416,309

Consumer Staples - 2.2%

Altria Group Inc
8.500% due 11/10/13	418,000	477,025
Anheuser-Busch InBev Worldwide Inc
1.500% due 07/14/14	210,000	211,730
3.000% due 10/15/12	375,000	382,909
5.375% due 11/15/14	75,000	83,905
BAT International Finance PLC (United Kingdom)
8.125% due 11/15/13 ~	150,000	170,980
Coca-Cola Amatil Ltd (Australia)
3.250% due 11/02/14 ~	400,000	418,139
General Mills Inc
6.000% due 02/15/12	200,000	203,779
Kraft Foods Inc
2.625% due 05/08/13	275,000	280,838
6.000% due 02/11/13	75,000	79,478
Philip Morris International Inc
6.875% due 03/17/14	325,000	369,167
The Kroger Co
6.750% due 04/15/12	100,000	103,110

		2,781,060

Energy - 4.8%

Apache Corp
6.000% due 09/15/13	400,000	437,902
BP Capital Markets PLC (United Kingdom)
3.125% due 10/01/15	225,000	232,706
Canadian Natural Resources Ltd (Canada)
5.150% due 02/01/13	300,000	315,848
5.450% due 10/01/12	315,000	328,229
DCP Midstream LLC
9.700% due 12/01/13 ~	230,000	263,882
Devon Energy Corp
2.400% due 07/15/16	425,000	431,469
Ensco PLC (United Kingdom)
3.250% due 03/15/16	300,000	305,124
Enterprise Products Operating LLC
4.600% due 08/01/12	150,000	153,954
6.375% due 02/01/13	100,000	105,914
7.625% due 02/15/12	100,000	102,125
Noble Corp (Cayman)
5.875% due 06/01/13	60,000	64,292
Noble Holding International Ltd (Cayman)
3.450% due 08/01/15	110,000	115,806
Occidental Petroleum Corp
1.450% due 12/13/13	500,000	506,239
1.750% due 02/15/17	305,000	303,324
Petrohawk Energy Corp
10.500% due 08/01/14	125,000	140,937
Plains All American Pipeline LP
4.250% due 09/01/12	500,000	514,142
Plains Exploration & Production Co
10.000% due 03/01/16	125,000	136,250
SeaRiver Maritime Inc
0.000% due 09/01/12	315,000	309,190
Transocean Inc (Cayman)
5.250% due 03/15/13	383,000	399,107
Williams Partners LP
3.800% due 02/15/15	325,000	339,515
Woodside Finance Ltd (Australia)
4.500% due 11/10/14 ~	275,000	292,328
XTO Energy Inc
7.500% due 04/15/12	300,000	310,612

		6,108,895

Financials - 23.8%

ACE INA Holdings Inc
5.875% due 06/15/14	370,000	409,812
American Express Centurion Bank
5.550% due 10/17/12	250,000	260,589
American Express Credit Corp
5.125% due 08/25/14	250,000	270,887
American International Group Inc
4.250% due 09/15/14	410,000	399,185
Banco Bilbao Vizcaya Argentaria SA
2.450% due 06/22/12	2,400,000	2,436,190
Bank of America Corp
1.673% due 01/30/14 §	475,000	430,513
4.500% due 04/01/15	75,000	71,171
Bank of Nova Scotia (Canada)
2.375% due 12/17/13	590,000	606,914
Bank of Scotland PLC (United Kingdom)
5.000% due 11/21/11 ~	300,000	301,458
5.250% due 02/21/17 ~	100,000	108,173
Barclays Bank PLC (United Kingdom)
5.200% due 07/10/14	700,000	716,627
BB&T Corp
3.850% due 07/27/12	250,000	255,723
5.700% due 04/30/14	350,000	382,391
Berkshire Hathaway Inc
2.200% due 08/15/16	630,000	635,277

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
BRFkredit AS (Denmark)
2.050% due 04/15/13 ~	$1,100,000	$1,122,983
Capital One Financial Corp
2.125% due 07/15/14	135,000	133,802
7.375% due 05/23/14	275,000	307,477
Caterpillar Financial Services Corp
0.662% due 04/01/14 §	600,000	601,482
Citigroup Inc
1.302% due 04/01/14 §	800,000	766,382
6.375% due 08/12/14	175,000	185,474
Daimler Finance North America LLC
0.973% due 03/28/14 § ~	500,000	500,417
1.875% due 09/15/14 ~	190,000	187,729
Fifth Third Bancorp
6.250% due 05/01/13	175,000	185,378
Fifth Third Bank
0.402% due 05/17/13 §	250,000	244,898
FIH Erhvervsbank AS (Denmark)
2.000% due 06/12/13 ~	1,200,000	1,227,864
General Electric Capital Corp
0.876% due 04/07/14 §	1,175,000	1,147,765
General Motors Acceptance Corp
6.625% due 05/15/12	140,000	141,750
HSBC Finance Corp
0.499% due 01/15/14 §	100,000	94,347
0.523% due 04/24/12 §	250,000	248,644
Hyundai Capital Services Inc (South Korea)
4.375% due 07/27/16 ~	325,000	329,445
Intesa Sanpaolo SPA (Italy)
2.375% due 12/21/12	275,000	267,311
JPMorgan Chase & Co
1.053% due 01/24/14 §	400,000	395,835
1.097% due 05/02/14 §	750,000	739,194
KeyCorp
3.750% due 08/13/15	325,000	335,281
Kilroy Realty LP
5.000% due 11/03/15	325,000	337,876
Lloyds TSB Bank PLC (United Kingdom)
4.375% due 01/12/15 ~	150,000	146,938
MassMutual Global Funding II
0.860% due 09/27/13 ~ §	450,000	452,126
MetLife Inc
2.375% due 02/06/14	125,000	127,260
Metropolitan Life Global Funding I
2.500% due 01/11/13 ~	525,000	530,785
5.125% due 06/10/14 ~	250,000	270,295
Morgan Stanley
1.853% due 01/24/14 §	1,000,000	933,605
National Australia Bank Ltd (Australia)
2.350% due 11/16/12 ~	325,000	329,582
New York Life Global Funding
2.450% due 07/14/16 ~	580,000	590,280
Nordea Bank AB (Sweden)
2.125% due 01/14/14 ~	760,000	754,938
Principal Financial Group Inc
7.875% due 05/15/14	360,000	409,318
Prudential Financial Inc
2.750% due 01/14/13	325,000	327,995
5.100% due 09/20/14	100,000	105,561
RCI Banque SA (France)
2.116% due 04/11/14 ~ §	200,000	189,345
Regions Financial Corp
5.750% due 06/15/15	200,000	194,000
Reinsurance Group of America Inc
6.750% due 12/15/11	175,000	176,686
Royal Bank of Canada (Canada)
0.550% due 04/17/14 §	700,000	697,681
Simon Property Group LP
4.200% due 02/01/15	275,000	290,546
SLM Corp
5.125% due 08/27/12	695,000	694,868
Societe Generale SA (France)
2.500% due 01/15/14 ~	325,000	302,571
Sovereign Bank
5.125% due 03/15/13	350,000	353,246
Standard Chartered PLC (United Kingdom)
3.850% due 04/27/15 ~	175,000	179,507
Sun Life Financial Global Funding LP
0.638% due 10/06/13 ~ §	375,000	372,585
The Bank of New York Mellon Corp
4.950% due 11/01/12	1,199,000	1,251,049
The Goldman Sachs Group Inc
1.269% due 02/07/14 §	1,005,000	963,658
The Royal Bank of Scotland PLC
(United Kingdom)
3.400% due 08/23/13	425,000	423,232
The Toronto-Dominion Bank (Canada)
0.432% due 07/26/13 §	230,000	230,066
0.549% due 07/14/14 §	235,000	235,316
Toyota Motor Credit Corp
2.000% due 09/15/16	585,000	583,409
UBS AG (Switzerland)
1.253% due 01/28/14 §	400,000	395,276
Wachovia Corp
5.500% due 05/01/13	475,000	504,998
WEA Finance LLC
5.400% due 10/01/12 ~	375,000	386,694

		30,189,660

Health Care - 2.8%

Boston Scientific Corp
4.500% due 01/15/15	600,000	627,719
Cardinal Health Inc
5.500% due 06/15/13	365,000	391,094
Express Scripts Inc
3.125% due 05/15/16	250,000	252,859
5.250% due 06/15/12	545,000	559,713
6.250% due 06/15/14	100,000	110,184
Life Technologies Corp
3.375% due 03/01/13	500,000	512,770
4.400% due 03/01/15	225,000	236,178
Teva Pharmaceutical Finance III BV (Netherlands)
0.853% due 03/21/14 §	250,000	249,967
WellPoint Inc
6.000% due 02/15/14	300,000	331,764
6.800% due 08/01/12	250,000	262,221

		3,534,469

Industrials - 2.7%

ACCO Brands Corp
10.625% due 03/15/15	125,000	135,000
Casella Waste Systems Inc
11.000% due 07/15/14	125,000	133,125
CSX Corp
5.750% due 03/15/13	225,000	239,269
Delta Air Lines Inc
12.250% due 03/15/15 ~	125,000	133,437
ERAC USA Finance LLC
2.750% due 07/01/13 ~	1,000,000	1,012,172
GATX Corp
3.500% due 07/15/16	360,000	359,076
John Deere Capital Corp
4.950% due 12/17/12	450,000	471,737
Lockheed Martin Corp
2.125% due 09/15/16	235,000	234,089
Roper Industries Inc
6.625% due 08/15/13	150,000	162,541

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
United Air Lines Inc
9.875% due 08/01/13 ~	$135,000	$139,050
Waste Management Inc
5.000% due 03/15/14	150,000	163,138
6.375% due 11/15/12	250,000	264,839

		3,447,473

Information Technology - 1.3%

Broadcom Corp
1.500% due 11/01/13 ~	150,000	150,380
2.375% due 11/01/15 ~	200,000	202,072
Fiserv Inc
3.125% due 06/15/16	125,000	126,728
Hewlett-Packard Co
2.350% due 03/15/15	340,000	341,479
HP Enterprise Services LLC
6.000% due 08/01/13	375,000	402,306
Xerox Corp
1.110% due 05/16/14 §	400,000	396,672

		1,619,637

Materials - 1.6%

ArcelorMittal (Luxembourg)
5.375% due 06/01/13	275,000	280,749
Barrick Gold Financeco LLC (Canada)
6.125% due 09/15/13	400,000	437,479
CRH America Inc
5.300% due 10/15/13	150,000	157,304
Rio Tinto Finance USA Ltd (Australia)
8.950% due 05/01/14	500,000	591,862
The Dow Chemical Co
2.500% due 02/15/16	475,000	468,545
Verso Paper Holdings LLC
11.500% due 07/01/14	35,000	36,575

		1,972,514

Telecommunication Services - 3.8%

America Movil SAB de CV (Mexico)
3.625% due 03/30/15	200,000	209,000
American Tower Corp
4.625% due 04/01/15	525,000	557,389
British Telecommunications PLC (United Kingdom)
5.150% due 01/15/13	350,000	366,178
CenturyLink Inc
7.875% due 08/15/12	75,000	78,212
Crown Castle Towers LLC
4.523% due 01/15/15 ~	550,000	577,738
Digicel Ltd (Bermuda)
12.000% due 04/01/14 ~	125,000	138,125
GTP Acquisition Partners I LLC
4.347% due 06/15/16 ~	190,000	191,395
Rogers Communications Inc (Canada)
6.250% due 06/15/13	300,000	324,943
Telecom Italia Capital SA (Luxembourg)
5.250% due 11/15/13	565,000	552,610
Telefonica Emisiones SAU (Spain)
5.855% due 02/04/13	450,000	458,206
Verizon Virginia Inc
4.625% due 03/15/13	790,000	826,032
Vodafone Group PLC (United Kingdom)
5.350% due 02/27/12	550,000	559,976

		4,839,804

Utilities - 5.4%

Arizona Public Service Co
6.500% due 03/01/12	250,000	255,144
CenterPoint Energy Resources Corp
7.875% due 04/01/13	75,000	81,812
CMS Energy Corp
2.750% due 05/15/14	375,000	369,109
Commonwealth Edison Co
1.625% due 01/15/14	450,000	453,502
1.950% due 09/01/16	120,000	119,120
Dominion Resources Inc
1.800% due 03/15/14	325,000	328,293
1.950% due 08/15/16	165,000	164,557
Duke Energy Corp
6.300% due 02/01/14	525,000	582,581
Enel Finance International NV (Luxembourg)
5.700% due 01/15/13 ~	250,000	255,781
FirstEnergy Corp
6.450% due 11/15/11	5,000	5,027
Georgia Power Co
1.300% due 09/15/13	325,000	327,355
Great Plains Energy Inc
2.750% due 08/15/13	225,000	229,004
Korea Hydro & Nuclear Power Co Ltd (South Korea)
3.125% due 09/16/15 ~	275,000	270,287
MidAmerican Energy Holdings Co
3.150% due 07/15/12	525,000	534,036
5.000% due 02/15/14	250,000	269,450
Nisource Finance Corp
6.150% due 03/01/13	300,000	317,711
PacifiCorp
5.450% due 09/15/13	200,000	215,390
Progress Energy Inc
6.050% due 03/15/14	150,000	165,264
PSEG Power LLC
2.750% due 09/15/16	130,000	129,653
Sempra Energy
1.107% due 03/15/14 §	575,000	576,447
Southern Co
0.652% due 10/21/11 §	125,000	125,027
1.950% due 09/01/16	145,000	144,607
Veolia Environnement SA (France)
5.250% due 06/03/13	500,000	526,212
Wisconsin Electric Power Co
6.000% due 04/01/14	375,000	420,217

		6,865,586

Total Corporate Bonds & Notes (Cost $68,127,922)		67,775,407

MORTGAGE-BACKED SECURITIES - 27.3%

Collateralized Mortgage Obligations — Commercial - 4.2%

Bear Stearns Commercial Mortgage Securities
4.715% due 02/11/41 “	635,000	664,535
4.978% due 07/11/42 “ §	625,000	668,300
5.200% due 01/12/41 “ §	625,000	664,638
Citigroup Commercial Mortgage Trust
5.541% due 04/15/40 “ §	305,000	326,160
Commercial Mortgage Pass -Through Certificates
5.527% due 07/10/37 “ §	100,000	107,913
Credit Suisse First Boston Mortgage Securities Corp
4.940% due 12/15/35 “	655,000	672,676
DBUBS Mortgage Trust
2.238% due 08/10/44 “	203,280	205,509
JP Morgan Chase Commercial Mortgage Securities Corp
4.719% due 01/15/38 “	330,000	347,649
5.539% due 06/12/41 “ §	620,000	666,420
Morgan Stanley Capital I
5.270% due 06/13/41 “ §	620,000	666,319
WF-RBS Commercial Mortgage Trust
1.607% due 06/15/44 “ ~	330,216	329,778

		5,319,897

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount		Value
Collateralized Mortgage Obligations — Residential - 3.8%

Fannie Mae
5.000% due 08/25/19 “		$663,207	$717,648
Fosse Master Issuer PLC (United Kingdom)
1.650% due 10/18/54 “ ~ §		600,000	598,197
Freddie Mac
0.679% due 05/15/36 “ §		77,749	77,965
0.729% due 08/15/41 “ §		582,011	581,465
NCUA Guaranteed Notes
0.604% due 03/06/20 “ §		434,586	434,857
0.604% due 04/06/20 “ §		435,783	436,055
0.604% due 05/07/20 “ §		436,121	436,326
0.625% due 03/11/20 “ §		454,043	454,917
Permanent Master Issuer PLC (United Kingdom)
1.649% due 07/15/42 “ ~ §		800,000	795,488
Structured Adjustable Rate Mortgage Loan Trust
2.649% due 11/25/34 “ §		292,693	254,666

			4,787,584

Fannie Mae - 19.1%

2.001% due 01/01/35 “ §		1,256,187	1,316,811
2.456% due 09/01/34 “ §		963,394	1,012,926
2.555% due 11/01/34 “ §		737,112	776,899
2.684% due 09/01/35 “ §		1,112,548	1,183,420
4.000% due 03/01/26-04/01/25 “		3,508,046	3,707,906
4.500% due 04/01/24-05/01/26 “		6,394,947	6,819,308
5.000% due 01/01/20-07/01/41 “		615,152	663,601
5.500% due 01/01/38-10/01/38 “		7,345,448	7,995,356
6.000% due 11/01/35 “		601,674	664,229

			24,140,456

Freddie Mac - 0.2%

5.000% due 11/01/16-04/01/18 “		192,911	207,444
5.500% due 01/01/20 “		36,762	40,121

			247,565

Total Mortgage-Backed Securities (Cost $34,381,231)			34,495,502

ASSET-BACKED SECURITIES - 10.2%

Ally Master Owner Trust
2.150% due 01/15/16 “		660,000	670,764
AmeriCredit Automobile Receivables Trust
1.170% due 05/09/16 “		345,000	344,687
Bank of America Auto Trust
1.670% due 12/16/13 “ ~		250,080	251,135
BMW Vehicle Owner Trust
0.760% due 08/25/15 “		255,000	254,815
CarMax Auto Owner Trust
0.910% due 12/15/15 “		330,000	329,880
CNH Equipment Trust
0.910% due 08/15/16 “		300,000	300,093
1.030% due 11/17/14 “		66,319	66,413
5.170% due 10/15/14 “		130,178	133,777
College Loan Corp Trust
0.353% due 07/25/24 “ §		1,000,000	994,063
0.413% due 04/25/21 “ §		817,249	815,790
Collegiate Funding Services Education Loan Trust
0.453% due 12/28/21 “ §		346,315	341,623
Ford Credit Auto Owner Trust
1.350% due 12/15/16 “		435,000	440,128
1.510% due 01/15/14 “		403,175	404,915
6.070% due 05/15/14 “		205,000	214,279
GE Dealer Floorplan Master Note Trust
0.831% due 07/20/16 “ §		270,000	268,118
Huntington Auto Trust “
1.010% due 01/15/16 ~		240,000	240,150
John Deere Owner Trust
1.320% due 05/15/14 “		104,414	104,871
Mercedes-Benz Auto Receivables Trust
1.220% due 12/15/17 “		680,000	684,104
Nelnet Education Loan Funding Inc
0.412% due 11/25/15 “ §		32,267	32,256
Nissan Auto Lease Trust
0.920% due 02/16/15 “		375,000	374,929
1.040% due 08/15/14 “		680,000	680,071
Northstar Education Finance Inc
0.373% due 04/28/16 “ §		577,576	561,699
0.423% due 04/28/17 “ §		122,500	122,431
SLM Student Loan Trust
0.253% due 07/25/17 “ §		356,540	353,543
0.283% due 07/25/18 “ §		1,298,113	1,294,224
SMART Trust (Australia)
1.540% due 03/14/15 “ ~		100,000	100,295
Student Loan Consolidation Center
1.455% due 10/25/27 “ ~ §		285,388	284,315
SunTrust Student Loan Trust
0.353% due 07/28/20 “ ~ §		432,730	431,087
World Financial Network Credit Card Master Trust
0.359% due 02/15/17 “ ~ §		1,100,000	1,089,838
3.790% due 05/15/16 “		400,000	408,696
World Omni Auto Receivables Trust
5.120% due 05/15/14 “		310,000	321,235

Total Asset-Backed Securities (Cost $12,900,324)			12,914,224

U.S. GOVERNMENT AGENCY ISSUE - 0.3%

Freddie Mac
4.500% due 01/15/13		300,000	316,124

Total U.S. Government Agency Issue (Cost $314,289)			316,124

U.S. TREASURY OBLIGATIONS - 2.9%

U.S. Treasury Inflation Protected Securities - 2.7%

0.500% due 04/15/15 ^		698,455	726,884
3.000% due 07/15/12 ^		2,618,881	2,692,946

			3,419,830

U.S. Treasury Notes - 0.2%

1.500% due 07/31/16 ‡		275,000	282,627

Total U.S. Treasury Obligations (Cost $3,717,189)			3,702,457

FOREIGN GOVERNMENT BONDS & NOTES - 0.4%

Mexican Bonos (Mexico)
9.000% due 12/22/11	MXN	6,750,000	491,963

Total Foreign Government Bonds & Notes (Cost $586,928)			491,963

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
MUNICIPAL BONDS - 0.5%

Florida Hurricane Catastrophe Fund Finance Corp ‘A’
1.009% due 10/15/12 §	$690,000	$689,993

Total Municipal Bonds (Cost $690,000)		689,993

	Shares
SHORT-TERM INVESTMENT - 4.0%

Money Market Fund - 4.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	5,070,668	5,070,668

Total Short-Term Investment (Cost $5,070,668)		5,070,668

TOTAL INVESTMENTS - 99.1% (Cost $125,788,551)		125,456,338

OTHER ASSETS & LIABILITIES, NET - 0.9%		1,139,310

NET ASSETS - 100.0%		$126,595,648

Notes to Schedule of Investments

(a)	As of September 30, 2011, the fund was diversified as a percentage of net assets as follows:

Corporate Bonds & Notes	53.5%
Mortgage-Backed Securities	27.3%
Asset-Backed Securities	10.2%
Short-Term Investment	4.0%
U.S. Treasury Obligations	2.9%
Municipal Bonds	0.5%
Foreign Government Bonds & Notes	0.4%
U.S. Government Agency Issue	0.3%

99.1%
Other Assets & Liabilities, Net	0.9%

100.0%

(b)	As of September 30, 2011, the fund’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA	14.5%
AA / U.S. Government & Agency Issues	37.0%
A	19.3%
BBB	20.8%
BB	2.2%
B	0.8%
NR	5.4%

100.0%

(c)	Open futures contracts outstanding as of September 30, 2011 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation

U.S. Treasury 5-Year Notes (12/11)	23	$2,300,000	$(8,178)

(d)	As of September 30, 2011, investments with a total aggregate value of $41,109 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(e)	Forward foreign currency contracts outstanding as of September 30, 2011 were as follows:

Contracts		Principal Amount
to Buy or		Covered by			Unrealized
to Sell	Currency	Contracts	Expiration	Counterparty	Appreciation

Buy	CNY	6,490,000	12/11	GSC	$6,792
Buy	CNY	6,495,000	06/12	GSC	6,513

Total Forward Foreign Currency Contracts					$13,305

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)
(f)	Fair Value Measurements
The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) as of September 30, 2011:

			Level 2	Level 3
	Total Value at	Level 1	Significant	Significant
	September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets
Corporate Bonds & Notes	$67,775,407	$—	$67,775,407	$—
Mortgage-Backed Securities	34,495,502	—	34,495,502	—
Asset-Backed Securities	12,914,224	—	12,914,224	—
U.S. Government Agency Issue	316,124	—	316,124	—
U.S. Treasury Obligations	3,702,457	—	3,702,457	—
Foreign Government Bonds & Notes	491,963	—	491,963	—
Municipal Bonds	689,993	—	689,993	—
Short-Term Investment	5,070,668	5,070,668	—	—
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	13,305	—	13,305	—

Total Assets	125,469,643	5,070,668	120,398,975	—

Liabilities
Derivatives:
Interest Rate Contracts
Futures	(8,178)	(8,178)	—	—

Total Liabilities	(8,178)	(8,178)	—	—

Total	$125,461,465	$5,062,490	$120,398,975	$—

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) for the six-month period ended September 30, 2011:

	Mortgage-	Asset-
	Backed	Backed
	Securities	Securities	Total

Value, Beginning of Period	$1,000,000	$299,330	$1,299,330
Purchases	—	—	—
Sales	(111,375)	(13,441)	(124,816)
Accrued Discount (Premiums)	—	—	—
Net Realized Gains (Losses)	—	—	—
Change in Net Unrealized Appreciation (Depreciation)	1,149	(1,574)	(425)
Transfers In	—	—	—
Transfers Out	(889,774)	(284,315)	(1,174,089)

Value, End of Period	$—	$—	$—

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, If Applicable	$—	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL COMSTOCK FUND
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.9%

Consumer Discretionary - 15.3%

Comcast Corp ‘A’	309,154	$6,461,320
General Motors Co *	100,887	2,035,900
Lowe’s Cos Inc	73,072	1,413,212
Macy’s Inc	21,401	563,274
News Corp ‘B’	157,289	2,452,136
Staples Inc	103,448	1,375,858
Target Corp	25,062	1,229,040
The Home Depot Inc	34,888	1,146,769
Time Warner Cable Inc	50,863	3,187,584
Time Warner Inc	52,566	1,575,403
Viacom Inc ‘B’	103,192	3,997,658

		25,438,154

Consumer Staples - 9.7%

Avon Products Inc	33,936	665,146
CVS Caremark Corp	88,952	2,987,008
Kraft Foods Inc ‘A’	122,914	4,127,452
PepsiCo Inc	13,597	841,654
The Coca-Cola Co	22,111	1,493,819
The Procter & Gamble Co	10,941	691,252
Unilever NV ‘NY’ (Netherlands)	109,913	3,461,160
Wal-Mart Stores Inc	36,787	1,909,245

		16,176,736

Energy - 11.0%

BP PLC ADR (United Kingdom)	84,865	3,061,081
Chesapeake Energy Corp	46,950	1,199,573
Chevron Corp	37,026	3,425,646
Halliburton Co	105,861	3,230,878
Murphy Oil Corp	35,968	1,588,347
Noble Corp (Switzerland) *	26,792	786,345
Royal Dutch Shell PLC ADR ‘A’ (United Kingdom)	51,487	3,167,480
Weatherford International Ltd (Switzerland) *	161,688	1,974,210

		18,433,560

Financials - 19.7%

Aflac Inc	14,795	517,085
Bank of America Corp	292,934	1,792,756
Citigroup Inc	139,333	3,569,711
Fifth Third Bancorp	101,593	1,026,089
JPMorgan Chase & Co	143,035	4,308,214
MetLife Inc	63,759	1,785,890
Morgan Stanley	99,401	1,341,914
State Street Corp	21,051	677,000
The Allstate Corp	150,604	3,567,809
The Bank of New York Mellon Corp	136,149	2,531,010
The Chubb Corp	17,010	1,020,430
The Goldman Sachs Group Inc	15,780	1,491,999
The PNC Financial Services Group Inc	49,400	2,380,586
The Travelers Cos Inc	40,482	1,972,688
Torchmark Corp	24,412	851,002
U.S. Bancorp	50,236	1,182,555
Wells Fargo & Co	115,281	2,780,578

		32,797,316

Health Care - 13.3%

Abbott Laboratories	16,089	822,791
Bristol-Myers Squibb Co	137,568	4,316,884
Cardinal Health Inc	42,865	1,795,186
GlaxoSmithKline PLC ADR (United Kingdom)	52,862	2,182,672
Merck & Co Inc	74,911	2,450,339
Pfizer Inc	242,522	4,287,789
Roche Holding AG ADR (Switzerland)	39,152	1,574,693
UnitedHealth Group Inc	68,783	3,172,272
WellPoint Inc	24,685	1,611,437

		22,214,063

Industrials - 5.8%

Emerson Electric Co	23,641	976,610
General Electric Co	159,159	2,425,583
Honeywell International Inc	52,240	2,293,858
Ingersoll-Rand PLC (Ireland)	86,374	2,426,246
Textron Inc	87,825	1,549,233

		9,671,530

Information Technology - 11.5%

Cisco Systems Inc	103,559	1,604,129
Dell Inc *	124,903	1,767,377
eBay Inc *	116,957	3,449,062
Hewlett-Packard Co	127,300	2,857,885
Intel Corp	53,872	1,149,090
KLA-Tencor Corp	14,486	554,524
Microsoft Corp	165,949	4,130,471
The Western Union Co	27,862	426,010
Yahoo! Inc *	243,948	3,210,356

		19,148,904

Materials - 3.8%

Alcoa Inc	178,387	1,707,164
International Paper Co	197,583	4,593,805

		6,300,969

Telecommunication Services - 3.4%

AT&T Inc	58,512	1,668,762
Verizon Communications Inc	59,780	2,199,904
Vodafone Group PLC ADR (United Kingdom)	68,426	1,755,127

		5,623,793

Utilities - 3.4%

FirstEnergy Corp	50,952	2,288,254
PPL Corp	111,451	3,180,812
Sempra Energy	5,664	291,696

		5,760,762

Total Common Stocks (Cost $164,802,287)		161,565,787

SHORT-TERM INVESTMENT - 11.1%

Money Market Fund - 11.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	18,547,711	18,547,711

Total Short-Term Investment (Cost $18,547,711)		18,547,711

TOTAL INVESTMENTS - 108.0% (Cost $183,349,998)		180,113,498

OTHER ASSETS & LIABILITIES, NET - (8.0%)		(13,382,908)

NET ASSETS - 100.0%		$166,730,590

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL COMSTOCK FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)
Notes to Schedule of Investments
(a)	As of September 30, 2011, the fund was diversified as a percentage of net assets as follows:

Financials	19.7%
Consumer Discretionary	15.3%
Health Care	13.3%
Information Technology	11.5%
Short-Term Investment	11.1%
Energy	11.0%
Consumer Staples	9.7%
Industrials	5.8%
Materials	3.8%
Utilities	3.4%
Telecommunication Services	3.4%

108.0%
Other Assets & Liabilities, Net	(8.0%)

100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) as of September 30, 2011:

			Level 2	Level 3
	Total Value at	Level 1	Significant	Significant
	September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets
Common Stocks (1)	$161,565,787	$161,565,787	$—	$—
Short-Term Investment	18,547,711	18,547,711	—	—

Total	$180,113,498	$180,113,498	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL GROWTH LT FUND
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.3%

Consumer Discretionary - 13.9%

Amazon.com Inc *	6,020	$1,301,705
CBS Corp ‘B’	45,310	923,418
Cie Financiere Richemont SA ‘A’ (Switzerland)	18,629	826,955
Crown Ltd (Australia)	76,277	581,219
Limited Brands Inc	32,820	1,263,898
Mattel Inc	26,730	692,040
McDonald’s Corp	7,125	625,718
Netflix Inc *	2,470	279,505
Nike Inc ‘B’	10,990	939,755
Nordstrom Inc	39,965	1,825,601
Prada SPA (Italy) *	163,355	679,105
The Walt Disney Co	35,310	1,064,950
Time Warner Cable Inc	10,005	627,013

		11,630,882

Consumer Staples - 9.6%

Anheuser-Busch InBev NV (Belgium)	26,720	1,417,049
Colgate-Palmolive Co	14,905	1,321,775
Costco Wholesale Corp	14,920	1,225,230
Philip Morris International Inc	13,465	839,947
Reckitt Benckiser Group PLC (United Kingdom)	9,317	465,045
SABMiller PLC (United Kingdom)	11,356	363,906
Unilever NV CVA (Netherlands)	37,978	1,202,912
Walgreen Co	36,475	1,199,663

		8,035,527

Energy - 11.2%

Apache Corp	12,030	965,287
Baker Hughes Inc	21,435	989,440
Canadian Natural Resources Ltd (Canada)	22,170	648,916
Dresser-Rand Group Inc *	23,219	941,066
EOG Resources Inc	14,255	1,012,248
Halliburton Co	28,460	868,599
Helmerich & Payne Inc	12,245	497,147
Hess Corp	18,900	991,494
Kinder Morgan Inc	17,585	455,276
Occidental Petroleum Corp	13,470	963,105
OGX Petroleo e Gas Participacoes SA ADR (Brazil) *	59,427	376,767
Schlumberger Ltd (Netherlands)	11,430	682,714

		9,392,059

Financials - 3.3%

JPMorgan Chase & Co	20,048	603,846
Morgan Stanley	29,660	400,410
Prudential PLC (United Kingdom)	59,985	511,082
T. Rowe Price Group Inc	21,045	1,005,320
The Charles Schwab Corp	24,460	275,664

		2,796,322

Health Care - 13.3%

AmerisourceBergen Corp	20,315	757,140
Celgene Corp *	37,500	2,322,000
Covidien PLC (Ireland)	37,875	1,670,287
DaVita Inc *	7,950	498,226
Endo Pharmaceuticals Holdings Inc *	34,135	955,439
Express Scripts Inc *	18,665	691,912
Mylan Inc *	34,295	583,015
Perrigo Co	6,185	600,625
Pfizer Inc	50,840	898,851
St. Jude Medical Inc	9,875	357,376
Valeant Pharmaceuticals International Inc (Canada)	20,575	763,744
Vertex Pharmaceuticals Inc *	21,781	970,126

		11,068,741

Industrials - 9.5%

C.H. Robinson Worldwide Inc	19,830	1,357,760
Danaher Corp	15,455	648,183
Expeditors International of Washington Inc	20,105	815,258
FANUC Corp (Japan)	7,500	1,032,591
Fastenal Co	13,428	446,884
Precision Castparts Corp	9,740	1,514,180
Sensata Technologies Holding NV (Netherlands) *	30,021	794,356
Tyco International Ltd (Switzerland)	19,450	792,588
Verisk Analytics Inc ‘A’ *	14,265	495,994

		7,897,794

Information Technology - 28.7%

Adobe Systems Inc *	27,840	672,893
Amdocs Ltd (United Kingdom) *	38,620	1,047,374
Amphenol Corp ‘A’	20,583	839,169
Apple Inc *	13,775	5,250,754
Atmel Corp *	77,222	623,181
eBay Inc *	110,425	3,256,433
EMC Corp *	101,435	2,129,121
Microsoft Corp	113,120	2,815,557
ON Semiconductor Corp *	146,797	1,052,534
Oracle Corp	109,915	3,158,957
Taiwan Semiconductor Manufacturing Co Ltd (Taiwan)	377,455	855,223
TE Connectivity Ltd (Switzerland)	38,095	1,071,993
Teradata Corp *	22,605	1,210,046

		23,983,235

Materials - 3.9%

Ball Corp	24,665	765,108
K+S AG (Germany)	20,475	1,076,536
Praxair Inc	15,055	1,407,341

		3,248,985

Telecommunication Services - 0.9%

Crown Castle International Corp *	18,590	756,055

Total Common Stocks (Cost $76,691,890)		78,809,600

EXCHANGE-TRADED FUNDS - 1.2%

SPDR Gold Shares *	4,140	654,368
Sprott Physical Gold Trust (Canada) *	22,496	315,619

Total Exchange-Traded Funds (Cost $857,378)		969,987

	Principal
	Amount
SHORT-TERM INVESTMENTS - 3.5%

U.S. Government Agency Issue - 3.1%

Federal Home Loan Bank
0.001% due 10/03/11	$2,600,000	2,600,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL GROWTH LT FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Money Market Fund - 0.4%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	358,360	$358,360

Total Short-Term Investments (Cost $2,958,360)		2,958,360

TOTAL INVESTMENTS - 99.0% (Cost $80,507,628)		82,737,947

OTHER ASSETS & LIABILITIES, NET - 1.0%		821,301

NET ASSETS - 100.0%		$83,559,248

Notes to Schedule of Investments
(a)	As of September 30, 2011, the fund was diversified as a percentage of net assets as follows:

Information Technology	28.7%
Consumer Discretionary	13.9%
Health Care	13.3%
Energy	11.2%
Consumer Staples	9.6%
Industrials	9.5%
Materials	3.9%
Short-Term Investments	3.5%
Financials	3.3%
Exchange-Traded Funds	1.2%
Telecommunication Services	0.9%

99.0%
Other Assets & Liabilities, Net	1.0%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Forward foreign currency contracts outstanding as of September 30, 2011 were as follows:

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)

Sell	EUR	15,000	10/11	CSF	$550
Sell	EUR	560,000	10/11	HSB	52,855
Sell	EUR	890,000	10/11	JPM	16,945
Sell	EUR	620,000	10/11	RBC	41,689
Buy	GBP	70,000	10/11	CSF	1,538
Sell	GBP	160,000	10/11	CSF	3,013
Sell	GBP	200,000	10/11	HSB	1,517
Sell	GBP	165,000	10/11	JPM	2,513
Sell	GBP	50,000	10/11	JPM	(323)
Sell	GBP	90,000	10/11	RBC	8,205

Total Forward Foreign Currency Contracts					$128,502

(d)	Fair Value Measurements
The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) as of September 30, 2011:

			Level 2	Level 3
	Total Value at	Level 1	Significant	Significant
	September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets
Common Stocks
Consumer Discretionary	$11,630,882	$9,543,603	$2,087,279	$—
Consumer Staples	8,035,527	4,586,615	3,448,912	—
Energy	9,392,059	9,392,059	—	—
Financials	2,796,322	2,285,240	511,082	—
Health Care	11,068,741	11,068,741	—	—
Industrials	7,897,794	6,865,203	1,032,591	—
Information Technology	23,983,235	23,128,012	855,223	—
Materials	3,248,985	2,172,449	1,076,536	—
Telecommunication Services	756,055	756,055	—	—

	78,809,600	69,797,977	9,011,623	—
Exchange-Traded Funds	969,987	969,987	—	—
Short-Term Investments	2,958,360	358,360	2,600,000	—
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	128,825	—	128,825	—

Total Assets	82,866,772	71,126,324	11,740,448	—

Liabilities
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	(323)	—	(323)	—

Total Liabilities	(323)	—	(323)	—

Total	$82,866,449	$71,126,324	$11,740,125	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL LARGE-CAP GROWTH FUND
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.4%

Consumer Discretionary - 20.8%

Amazon.com Inc *	20,800	$4,497,584
Chipotle Mexican Grill Inc *	3,400	1,030,030
Discovery Communications Inc ‘A’ *	36,400	1,369,368
Focus Media Holding Ltd ADR (Cayman) *	39,900	669,921
Las Vegas Sands Corp *	80,000	3,067,200
McDonald’s Corp	36,100	3,170,302
Nike Inc ‘B’	20,700	1,770,057
priceline.com Inc *	5,300	2,382,138
Ralph Lauren Corp	14,600	1,893,620

		19,850,220

Consumer Staples - 7.8%

CVS Caremark Corp	70,400	2,364,032
Kellogg Co	48,400	2,574,396
The Estee Lauder Cos Inc ‘A’	28,200	2,477,088

		7,415,516

Energy - 6.0%

Concho Resources Inc *	28,400	2,020,376
CONSOL Energy Inc	30,900	1,048,437
FMC Technologies Inc *	55,700	2,094,320
Schlumberger Ltd (Netherlands)	10,100	603,273

		5,766,406

Financials - 2.3%

CME Group Inc ‘A’	8,800	2,168,320

Health Care - 11.5%

Agilent Technologies Inc *	72,100	2,253,125
Allergan Inc	36,700	3,023,346
Edwards Lifesciences Corp *	14,300	1,019,304
Express Scripts Inc *	66,900	2,479,983
Watson Pharmaceuticals Inc *	31,900	2,177,175

		10,952,933

Industrials - 8.9%

C.H. Robinson Worldwide Inc	29,100	1,992,477
Danaher Corp	46,300	1,941,822
Precision Castparts Corp	15,100	2,347,446
Roper Industries Inc	16,900	1,164,579
Union Pacific Corp	12,200	996,374

		8,442,698

Information Technology - 30.6%

Apple Inc *	18,600	7,089,948
Baidu Inc ADR (Cayman) *	16,200	1,731,942
EMC Corp *	145,600	3,056,144
Google Inc ‘A’ *	7,100	3,652,098
MercadoLibre Inc	16,900	908,375
Oracle Corp	79,600	2,287,704
QUALCOMM Inc	48,700	2,368,281
Riverbed Technology Inc *	87,800	1,752,488
salesforce.com inc *	13,300	1,519,924
SINA Corp (Cayman) *	11,200	802,032
Teradata Corp *	17,100	915,363
Visa Inc ‘A’	35,200	3,017,344

		29,101,643

Materials - 5.0%

Ecolab Inc	19,800	968,022
FMC Corp	18,900	1,307,124
Freeport-McMoRan Copper & Gold Inc	23,000	700,350
The Sherwin-Williams Co	23,900	1,776,248

		4,751,744

Telecommunication Services - 2.5%

Crown Castle International Corp *	58,800	2,391,396

Total Common Stocks (Cost $82,108,916)		90,840,876

EXCHANGE-TRADED FUND - 0.3%

iShares Russell 1000 Growth Index Fund	4,600	241,868

Total Exchange-Traded Fund (Cost $245,020)		241,868

SHORT-TERM INVESTMENT - 2.7%

Money Market Fund - 2.7%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	2,608,206	2,608,206

Total Short-Term Investment (Cost $2,608,206)		2,608,206

TOTAL INVESTMENTS - 98.4% (Cost $84,962,142)		93,690,950

OTHER ASSETS & LIABILITIES, NET - 1.6%		1,524,698

NET ASSETS - 100.0%		$95,215,648

Notes to Schedule of Investments
(a)	As of September 30, 2011, the fund was diversified as a percentage of net assets as follows:

Information Technology	30.6%
Consumer Discretionary	20.8%
Health Care	11.5%
Industrials	8.9%
Consumer Staples	7.8%
Energy	6.0%
Materials	5.0%
Short-Term Investment	2.7%
Telecommunication Services	2.5%
Financials	2.3%
Exchange-Traded Fund	0.3%

98.4%
Other Assets & Liabilities, Net	1.6%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL LARGE-CAP GROWTH FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)
(b)	Fair Value Measurements
The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) as of September 30, 2011:

			Level 2	Level 3
	Total Value at	Level 1	Significant	Significant
	September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets
Common Stocks (1)	$90,840,876	$90,840,876	$—	$—
Exchange-Traded Fund	241,868	241,868	—	—
Short-Term Investment	2,608,206	2,608,206	—	—

Total	$93,690,950	$93,690,950	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL LARGE-CAP VALUE FUND
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.0%

Consumer Discretionary - 16.4%

DISH Network Corp ‘A’ *	153,546	$3,847,863
Johnson Controls Inc	63,090	1,663,683
McDonald’s Corp	28,622	2,513,584
News Corp ‘A’	460,022	7,116,540
SES SA FDR (Luxembourg)	168,909	4,101,388
Target Corp	49,520	2,428,461
The Home Depot Inc	87,140	2,864,292
Time Warner Cable Inc	86,083	5,394,822
Time Warner Inc	164,849	4,940,525

		34,871,158

Consumer Staples - 12.7%

Altria Group Inc	87,849	2,355,232
Anheuser-Busch InBev NV ADR (Belgium)	65,420	3,465,952
CVS Caremark Corp	120,137	4,034,200
Kimberly-Clark Corp	67,962	4,825,982
Lorillard Inc	27,262	3,017,903
Philip Morris International Inc	107,408	6,700,111
Unilever PLC ADR (United Kingdom)	79,805	2,489,118

		26,888,498

Energy - 12.1%

Apache Corp	21,293	1,708,550
Chevron Corp	22,202	2,054,129
El Paso Corp	311,044	5,437,049
Exxon Mobil Corp	73,328	5,325,813
Halliburton Co	74,077	2,260,830
Royal Dutch Shell PLC ADR ‘A’ (United Kingdom)	46,068	2,834,103
Suncor Energy Inc (Canada)	76,370	1,942,853
Total SA ADR (France)	54,477	2,389,906
Transocean Ltd (Switzerland)	35,929	1,715,250

		25,668,483

Financials - 19.0%

American Express Co	73,189	3,286,186
JPMorgan Chase & Co	189,102	5,695,752
Loews Corp	83,491	2,884,614
Marsh & McLennan Cos Inc	129,113	3,426,659
MetLife Inc	72,211	2,022,630
State Street Corp	75,227	2,419,300
The Bank of New York Mellon Corp	74,201	1,379,397
The Charles Schwab Corp	150,391	1,694,907
The Progressive Corp	113,552	2,016,684
The Travelers Cos Inc	58,827	2,866,640
U.S. Bancorp	256,152	6,029,818
Wells Fargo & Co	273,616	6,599,618

		40,322,205

Health Care - 8.0%

Johnson & Johnson	64,583	4,114,583
Merck & Co Inc	135,643	4,436,883
Novartis AG ADR (Switzerland)	65,857	3,672,845
Pfizer Inc	127,075	2,246,686
WellPoint Inc	38,986	2,545,006

		17,016,003

Industrials - 9.1%

General Electric Co	278,264	4,240,743
Honeywell International Inc	97,321	4,273,365
Illinois Tool Works Inc	81,875	3,406,000
Raytheon Co	74,050	3,026,424
United Technologies Corp	62,197	4,376,181

		19,322,713

Information Technology - 9.0%

Hewlett-Packard Co	83,662	1,878,212
International Business Machines Corp	31,811	5,567,879
Microsoft Corp	135,726	3,378,220
Motorola Solutions Inc	65,438	2,741,852
TE Connectivity Ltd (Switzerland)	83,395	2,346,735
Xerox Corp	472,985	3,296,706

		19,209,604

Materials - 2.7%

Air Products & Chemicals Inc	46,339	3,538,909
Crown Holdings Inc *	72,038	2,205,083

		5,743,992

Telecommunication Services - 4.0%

AT&T Inc	109,668	3,127,731
CenturyLink Inc	89,566	2,966,426
Verizon Communications Inc	68,083	2,505,454

		8,599,611

Utilities - 2.0%

Sempra Energy	81,392	4,191,688

Total Common Stocks (Cost $192,719,191)		201,833,955

SHORT-TERM INVESTMENT - 4.4%

Money Market Fund - 4.4%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	9,264,976	9,264,976

Total Short-Term Investment (Cost $9,264,976)		9,264,976

TOTAL INVESTMENTS - 99.4% (Cost $201,984,167)		211,098,931

OTHER ASSETS & LIABILITIES, NET - 0.6%		1,373,812

NET ASSETS - 100.0%		$212,472,743

Notes to Schedule of Investments
(a)	As of September 30, 2011, the fund was diversified as a percentage of net assets as follows:

Financials	19.0%
Consumer Discretionary	16.4%
Consumer Staples	12.7%
Energy	12.1%
Industrials	9.1%
Information Technology	9.0%
Health Care	8.0%
Short-Term Investment	4.4%
Telecommunication Services	4.0%
Materials	2.7%
Utilities	2.0%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL LARGE-CAP VALUE FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)
(b)	Fair Value Measurements
The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) as of September 30, 2011:

			Level 2	Level 3
	Total Value at	Level 1	Significant	Significant
	September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets
Common Stocks
Consumer Discretionary	$34,871,158	$30,769,770	$4,101,388	$—
Consumer Staples	26,888,498	26,888,498	—	—
Energy	25,668,483	25,668,483	—	—
Financials	40,322,205	40,322,205	—	—
Health Care	17,016,003	17,016,003	—	—
Industrials	19,322,713	19,322,713	—	—
Information Technology	19,209,604	19,209,604	—	—
Materials	5,743,992	5,743,992	—	—
Telecommunication Services	8,599,611	8,599,611	—	—
Utilities	4,191,688	4,191,688	—	—

	201,833,955	197,732,567	4,101,388	—
Short-Term Investment	9,264,976	9,264,976	—	—

Total	$211,098,931	$206,997,543	$4,101,388	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL MAIN STREET® CORE FUND
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.3%

Consumer Discretionary - 10.3%

AutoZone Inc *	4,960	$1,583,182
Ford Motor Co *	418,352	4,045,464
Hyatt Hotels Corp ‘A’ *	58,978	1,850,140
McDonald’s Corp	12,652	1,111,099
The McGraw-Hill Cos Inc	119,628	4,904,748
The TJX Cos Inc	39,820	2,208,815

		15,703,448

Consumer Staples - 11.8%

Dr Pepper Snapple Group Inc	99,890	3,873,734
General Mills Inc	56,380	2,168,939
Mead Johnson Nutrition Co	36,910	2,540,515
Philip Morris International Inc	86,410	5,390,256
Sara Lee Corp	79,780	1,304,403
The J.M. Smucker Co	35,390	2,579,577

		17,857,424

Energy - 11.7%

Chevron Corp	76,264	7,055,945
Enterprise Products Partners LP	31,906	1,281,026
Kinder Morgan Inc	45,320	1,173,335
National Oilwell Varco Inc	14,470	741,153
Noble Energy Inc	37,568	2,659,814
Occidental Petroleum Corp	66,248	4,736,732
Plains All American Pipeline LP	517	30,462

		17,678,467

Financials - 14.7%

Berkshire Hathaway Inc ‘B’ *	11,240	798,490
Blackstone Group LP	130,900	1,568,182
CIT Group Inc *	153,110	4,649,951
Citigroup Inc	127,557	3,268,010
CME Group Inc ‘A’	3,890	958,496
Discover Financial Services	42,260	969,444
JPMorgan Chase & Co	130,200	3,921,624
M&T Bank Corp	10,320	721,368
Marsh & McLennan Cos Inc	88,780	2,356,221
The Progressive Corp	170,468	3,027,512

		22,239,298

Health Care - 13.1%

Abbott Laboratories	88,620	4,532,027
Allergan Inc	17,050	1,404,579
Bristol-Myers Squibb Co	110,980	3,482,552
Celgene Corp *	57,892	3,584,673
Hospira Inc *	23,680	876,160
Human Genome Sciences Inc *	19,792	251,160
Waters Corp *	26,270	1,983,122
WellPoint Inc	57,350	3,743,808

		19,858,081

Industrials - 7.9%

CSX Corp	147,650	2,756,626
The Boeing Co	36,328	2,198,207
Tyco International Ltd (Switzerland)	94,165	3,837,224
United Parcel Service Inc ‘B’	51,256	3,236,816

		12,028,873

Information Technology - 21.8%

Apple Inc *	26,412	10,067,726
Check Point Software Technologies Ltd (Israel) *	28,614	1,509,675
Dell Inc *	52,830	747,545
eBay Inc *	185,870	5,481,306
Google Inc ‘A’ *	8,046	4,138,702
Marvell Technology Group Ltd (Bermuda) *	161,730	2,349,937
Microsoft Corp	140,332	3,492,863
Oracle Corp	27,840	800,122
QUALCOMM Inc	73,832	3,590,450
Visa Inc ‘A’	10,370	888,916

		33,067,242

Materials - 2.0%

Glencore International PLC (United Kingdom)	42,480	261,794
Praxair Inc	29,512	2,758,782

		3,020,576

Telecommunication Services - 2.2%

America Movil SAB de CV ‘L’ ADR (Mexico)	150,610	3,325,469

Utilities - 1.8%

The AES Corp *	282,788	2,760,011

Total Common Stocks (Cost $139,704,625)		147,538,889

SHORT-TERM INVESTMENT - 2.6%

Money Market Fund - 2.6%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	3,959,260	3,959,260

Total Short-Term Investment (Cost $3,959,260)		3,959,260

TOTAL INVESTMENTS - 99.9% (Cost $143,663,885)		151,498,149

OTHER ASSETS & LIABILITIES, NET - 0.1%		219,722

NET ASSETS - 100.0%		$151,717,871

Notes to Schedule of Investments
(a)	As of September 30, 2011, the fund was diversified as a percentage of net assets as follows:

Information Technology	21.8%
Financials	14.7%
Health Care	13.1%
Consumer Staples	11.8%
Energy	11.7%
Consumer Discretionary	10.3%
Industrials	7.9%
Short-Term Investment	2.6%
Telecommunication Services	2.2%
Materials	2.0%
Utilities	1.8%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL MAIN STREET CORE FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)
(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) as of September 30, 2011:

			Level 2	Level 3
	Total Value at	Level 1	Significant	Significant
	September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets
Common Stocks
Consumer Discretionary	$15,703,448	$15,703,448	$—	$—
Consumer Staples	17,857,424	17,857,424	—	—
Energy	17,678,467	17,678,467	—	—
Financials	22,239,298	22,239,298	—	—
Health Care	19,858,081	19,858,081	—	—
Industrials	12,028,873	12,028,873	—	—
Information Technology	33,067,242	33,067,242	—	—
Materials	3,020,576	2,758,782	261,794	—
Telecommunication Services	3,325,469	3,325,469	—	—
Utilities	2,760,011	2,760,011	—	—

	147,538,889	147,277,095	261,794	—
Short-Term Investment	3,959,260	3,959,260	—	—

Total	$151,498,149	$151,236,355	$261,794	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL MID-CAP EQUITY FUND
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.5%

Industrials - 0.5%

Better Place LLC ‘B’ 8.000% * ◊ ∆ +	191,233	$605,731

Total Convertible Preferred Stocks (Cost $573,700)		605,731

COMMON STOCKS - 94.8%

Consumer Discretionary - 15.3%

ANN Inc *	53,100	1,212,804
AutoZone Inc *	3,160	1,008,640
Big Lots Inc *	51,700	1,800,711
Darden Restaurants Inc	39,990	1,709,573
DeVry Inc	42,400	1,567,104
International Game Technology	175,800	2,554,374
Lear Corp	45,400	1,947,660
Mattel Inc	77,640	2,010,100
Newell Rubbermaid Inc	84,730	1,005,745
Ross Stores Inc	44,300	3,485,967
The Interpublic Group of Cos Inc	130,200	937,440
The TJX Cos Inc	22,670	1,257,505

		20,497,623

Consumer Staples - 9.1%

Avon Products Inc	45,230	886,508
Campbell Soup Co	73,900	2,392,143
Energizer Holdings Inc *	48,500	3,222,340
Molson Coors Brewing Co ‘B’	75,340	2,984,218
Ralcorp Holdings Inc *	36,250	2,780,738

		12,265,947

Energy - 8.6%

CONSOL Energy Inc	21,200	719,316
Energen Corp	42,950	1,756,226
EQT Corp	23,540	1,256,094
Marathon Petroleum Corp	41,800	1,131,108
Noble Energy Inc	19,310	1,367,148
QEP Resources Inc	49,300	1,334,551
Rowan Cos Inc *	71,340	2,153,755
Tidewater Inc	41,800	1,757,690

		11,475,888

Financials - 14.5%

Ameriprise Financial Inc	64,000	2,519,040
City National Corp	27,690	1,045,574
Duke Realty Corp REIT	149,400	1,568,700
Fifth Third Bancorp	196,900	1,988,690
Invesco Ltd (Bermuda)	130,300	2,020,953
Kilroy Realty Corp REIT	41,800	1,308,340
LaSalle Hotel Properties REIT	88,700	1,703,040
PartnerRe Ltd (Bermuda)	24,590	1,285,319
Principal Financial Group Inc	49,230	1,116,044
Signature Bank *	22,300	1,064,379
Tanger Factory Outlet Centers Inc REIT	69,600	1,810,296
The Macerich Co REIT	46,000	1,960,980

		19,391,355

Health Care - 10.2%

DENTSPLY International Inc	43,100	1,322,739
HealthSouth Corp *	51,200	764,416
Laboratory Corp of America Holdings *	29,900	2,363,595
Medicis Pharmaceutical Corp ‘A’	52,500	1,915,200
Quest Diagnostics Inc	24,300	1,199,448
Warner Chilcott PLC ‘A’ (Ireland) *	134,200	1,919,060
Waters Corp *	27,600	2,083,524
Zimmer Holdings Inc *	38,280	2,047,980

		13,615,962

Industrials - 11.2%

Corrections Corp of America *	126,790	2,876,865
Dover Corp	58,140	2,709,324
Equifax Inc	91,200	2,803,488
Foster Wheeler AG (Switzerland) *	51,660	919,031
Rockwell Collins Inc	51,290	2,706,060
The Timken Co	29,800	978,036
Thomas & Betts Corp *	51,900	2,071,329

		15,064,133

Information Technology - 16.0%

Amdocs Ltd (United Kingdom) *	100,000	2,712,000
BMC Software Inc *	65,740	2,534,934
Ingram Micro Inc ‘A’ *	75,510	1,217,976
Intuit Inc *	45,050	2,137,172
Lexmark International Inc ‘A’ *	58,800	1,589,364
NCR Corp *	125,800	2,124,762
Quest Software Inc *	85,400	1,356,152
SanDisk Corp *	43,500	1,755,225
Symantec Corp *	138,290	2,254,127
Teradata Corp *	33,100	1,771,843
Xilinx Inc	74,300	2,038,792

		21,492,347

Materials - 5.1%

Ball Corp	49,920	1,548,518
Bemis Co Inc	35,700	1,046,367
Cliffs Natural Resources Inc	17,450	892,917
Compass Minerals International Inc	30,640	2,046,139
Eastman Chemical Co	15,510	1,062,900
Stillwater Mining Co *	24,500	208,250

		6,805,091

Utilities - 4.8%

CMS Energy Corp	187,500	3,710,625
Wisconsin Energy Corp	89,200	2,791,068

		6,501,693

Total Common Stocks (Cost $134,287,868)		127,110,039

SHORT-TERM INVESTMENT - 4.3%

Money Market Fund - 4.3%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	5,796,882	5,796,882

Total Short-Term Investment (Cost $5,796,882)		5,796,882

TOTAL INVESTMENTS - 99.6% (Cost $140,658,450)		133,512,652

OTHER ASSETS & LIABILITIES, NET - 0.4%		563,249

NET ASSETS - 100.0%		$134,075,901

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL MID-CAP EQUITY FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)
Notes to Schedule of Investments
(a)	As of September 30, 2011, the fund was diversified as a percentage of net assets as follows:

Information Technology	16.0%
Consumer Discretionary	15.3%
Financials	14.5%
Industrials	11.7%
Health Care	10.2%
Consumer Staples	9.1%
Energy	8.6%
Materials	5.1%
Utilities	4.8%
Short-Term Investment	4.3%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	An investment with a total aggregate value of $605,731 or 0.5% of the net assets was valued by a Trustee Valuation Committee or determined by a Board approved valuation committee or a delegate of the Board and then approved by the Board.

(c)	As of September 30, 2011, 0.5% of the fund’s net assets were reported illiquid by the portfolio manager under the Trust’s policy.

(d)	Restricted securities as of September 30, 2011 were as follows:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets

Better Place LLC ‘B’ 8.000% Acq. 01/25/10	$573,700	$605,731	0.5%

(e)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) as of September 30, 2011:

			Level 2	Level 3
	Total Value at	Level 1	Significant	Significant
	September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets
Convertible Preferred Stocks (1)	$605,731	$—	$—	$605,731
Common Stocks (1)	127,110,039	127,110,039	—	—
Short-Term Investment	5,796,882	5,796,882	—	—

Total	$133,512,652	$132,906,921	$—	$605,731

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) for the six-month period ended September 30, 2011:

Convertible
Preferred
Stocks (1)

Value, Beginning of Period	$573,700
Purchases	—
Sales	—
Net Realized Gains (Losses)	—
Change in Net Unrealized Appreciation	32,031
Transfers In	—
Transfers Out	—

Value, End of Period	$605,731

Change in Net Unrealized Appreciation on Level 3 Investments Held at the End of Period, if Applicable	$32,031

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL MID-CAP GROWTH FUND
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.6%

Industrials - 0.6%

Better Place LLC ‘B’ 8.000% * ◊ ∆ +	98,662	$312,512

Total Convertible Preferred Stocks (Cost $295,986)		312,512

COMMON STOCKS - 95.1%

Consumer Discretionary - 14.3%

Chipotle Mexican Grill Inc *	2,814	852,501
Ctrip.com International Ltd ADR (Cayman) *	24,765	796,442
Dollar Tree Inc *	12,978	974,778
Dunkin’ Brands Group Inc *	26,780	741,806
Lululemon Athletica Inc *	15,906	773,827
Morningstar Inc	14,975	845,189
Netflix Inc *	8,332	942,849
New Oriental Education & Technology Group ADR (Cayman) *	25,681	589,893
The McGraw-Hill Cos Inc	22,005	902,205
Weight Watchers International Inc	10,221	595,373

		8,014,863

Consumer Staples - 4.6%

Mead Johnson Nutrition Co	22,171	1,526,030
Natura Cosmeticos SA (Brazil)	28,342	482,353
Sun Art Retail Group Ltd (Hong Kong) *	544,000	560,069

		2,568,452

Energy - 3.5%

Range Resources Corp	19,885	1,162,477
Ultra Petroleum Corp (Canada) *	28,927	801,856

		1,964,333

Financials - 6.0%

Greenhill & Co Inc	10,423	297,994
IntercontinentalExchange Inc *	7,045	833,142
Leucadia National Corp	32,836	744,720
MSCI Inc ‘A’ *	49,224	1,492,964

		3,368,820

Health Care - 13.2%

athenahealth Inc *	10,516	626,228
Gen-Probe Inc *	16,814	962,601
IDEXX Laboratories Inc *	12,441	858,056
Illumina Inc *	28,546	1,168,102
Intuitive Surgical Inc *	4,919	1,791,893
Ironwood Pharmaceuticals Inc ‘A’ *	33,243	359,024
Techne Corp	11,479	780,687
Valeant Pharmaceuticals International Inc (Canada)	22,617	839,543

		7,386,134

Industrials - 21.5%
C.H. Robinson Worldwide Inc	11,425	782,270
Covanta Holding Corp	41,516	630,628
Edenred (France)	82,179	1,953,807
Expeditors International of Washington Inc	29,186	1,183,492
Fastenal Co	48,267	1,606,326
IHS Inc ‘A’ *	11,315	846,475
Intertek Group PLC (United Kingdom)	33,909	1,008,717
Qualicorp SA (Brazil) *	104,993	783,434
Schindler Holding AG (Switzerland)	8,875	950,263
Stericycle Inc *	11,187	903,015
Verisk Analytics Inc ‘A’ *	39,717	1,380,960

		12,029,387

Information Technology - 24.4%

Akamai Technologies Inc *	32,298	642,084
Alibaba.com Ltd (Cayman)	305,600	282,020
ARM Holdings PLC ADR (United Kingdom)	37,711	961,631
Citrix Systems Inc *	7,608	414,864
FactSet Research Systems Inc	9,985	888,365
First Solar Inc *	11,066	699,482
Gartner Inc ‘A’ *	24,979	871,018
LinkedIn Corp ‘A’ *	9,748	761,124
Motorola Solutions Inc	55,145	2,310,575
NVIDIA Corp *	13,404	167,550
Red Hat Inc *	33,803	1,428,515
Renren Inc ADR (Cayman) *	46,059	234,901
salesforce.com inc *	10,154	1,160,399
Solera Holdings Inc	26,299	1,328,100
Yandex NV ‘A’ (Netherlands)	51,314	1,047,319
Youku.com Inc ADR (Cayman) *	29,629	484,730

		13,682,677

Materials - 5.4%

Intrepid Potash Inc *	30,275	752,939
Lynas Corp Ltd (Australia) *	225,771	228,164
Martin Marietta Materials Inc	8,628	545,462
Molycorp Inc *	25,283	831,052
Rockwood Holdings Inc *	19,974	672,924

		3,030,541

Telecommunication Services - 1.2%

Millicom International Cellular SA SDR (Luxembourg)	6,971	698,132

Utilities - 1.0%

Brookfield Infrastructure Partners LP (Bermuda)	23,846	580,412

Total Common Stocks (Cost $49,385,707)		53,323,751

SHORT-TERM INVESTMENT - 4.8%

Money Market Fund - 4.8%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	2,714,736	2,714,736

Total Short-Term Investment (Cost $2,714,736)		2,714,736

TOTAL INVESTMENTS - 100.5% (Cost $52,396,429)		56,350,999

OTHER ASSETS & LIABILITIES, NET — (0.5%)		(260,402)

NET ASSETS - 100.0%		$56,090,597

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL MID-CAP GROWTH FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)
Notes to Schedule of Investments
(a)	As of September 30, 2011, the fund was diversified as a percentage of net assets as follows:

Information Technology	24.4%
Industrials	22.1%
Consumer Discretionary	14.3%
Health Care	13.2%
Financials	6.0%
Materials	5.4%
Short-Term Investment	4.8%
Consumer Staples	4.6%
Energy	3.5%
Telecommunication Services	1.2%
Utilities	1.0%

100.5%
Other Assets & Liabilities, Net	(0.5%)

100.0%

(b)	An investment with a total aggregate value of $312,512 or 0.6% of the net assets was valued by a Trustee Valuation Committee or determined by a Board approved valuation committee or a delegate of the Board and then approved by the Board.

(c)	As of September 30, 2011, 0.6% of the fund’s net assets were reported illiquid the portfolio manager under the Trust’s policy.

(d)	Restricted securities as of September 30, 2011 were as follows:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets

Better Place LLC ‘B’ 8.000% Acq. 01/25/10	$295,986	$312,512	0.6%

(e)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) as of September 30, 2011:

			Level 2	Level 3
	Total Value at	Level 1	Significant	Significant
	September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets
Convertible Preferred Stocks (1)	$312,512	$—	$—	$312,512
Common Stocks
Consumer Discretionary	8,014,863	8,014,863	—	—
Consumer Staples	2,568,452	2,008,383	560,069	—
Energy	1,964,333	1,964,333	—	—
Financials	3,368,820	3,368,820	—	—
Health Care	7,386,134	7,386,134	—	—
Industrials	12,029,387	9,066,863	2,962,524	—
Information Technology	13,682,677	13,400,657	282,020	—
Materials	3,030,541	2,802,377	228,164	—
Telecommunication Services	698,132	—	698,132	—
Utilities	580,412	580,412	—	—

	53,323,751	48,592,842	4,730,909	—
Short-Term Investment	2,714,736	2,714,736	—	—

Total	$56,350,999	$51,307,578	$4,730,909	$312,512

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) for the six-month period ended September 30, 2011:

Convertible
Preferred
Stocks (1)

Value, Beginning of Period	$295,986
Purchases	—
Sales	—
Net Realized Gains (Losses)	—
Change in Net Unrealized Appreciation	16,526
Transfers In	—
Transfers Out	—

Value, End of Period	$312,512

Change in Net Unrealized Appreciation on Level 3 Investments Held at the End of Period, if Applicable	$16,526

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL SMALL-CAP GROWTH FUND
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.0%

Consumer Discretionary - 16.8%

American Public Education Inc *	6,500	$221,000
ANN Inc *	15,650	357,446
Brunswick Corp	12,700	178,308
Dana Holding Corp *	25,300	265,650
DSW Inc ‘A’	6,300	290,934
Express Inc	12,050	244,494
Interval Leisure Group Inc *	21,565	287,246
Life Time Fitness Inc *	5,070	186,830
LKQ Corp *	14,600	352,736
Shutterfly Inc *	7,675	316,057
Six Flags Entertainment Corp	10,350	286,902
Sotheby’s	6,050	166,799
The Cheesecake Factory Inc *	12,000	295,800
The Children’s Place Retail Stores Inc*	4,730	220,087
The Warnaco Group Inc *	4,750	218,928
Tupperware Brands Corp	4,725	253,922
Ulta Salon Cosmetics & Fragrance Inc*	1,600	99,568
Vera Bradley Inc *	5,400	194,670
Vitamin Shoppe Inc *	8,550	320,112
Williams-Sonoma Inc	7,400	227,846

		4,985,335

Consumer Staples - 2.9%

The Fresh Market Inc *	5,450	207,972
The Hain Celestial Group Inc *	9,985	305,042
United Natural Foods Inc *	9,050	335,212

		848,226

Energy - 6.5%

Berry Petroleum Co ‘A’	3,750	132,675
Complete Production Services Inc *	7,500	141,375
Dril-Quip Inc *	3,965	213,753
Energy XXI Ltd (Bermuda) *	12,050	258,473
Key Energy Services Inc *	14,200	134,758
Kodiak Oil & Gas Corp (Canada) *	37,900	197,459
Northern Oil and Gas Inc *	12,700	246,253
Patriot Coal Corp *	15,370	130,030
Quicksilver Resources Inc *	20,145	152,699
Rosetta Resources Inc *	3,600	123,192
Swift Energy Co *	8,250	200,805

		1,931,472

Financials - 4.9%

First Cash Financial Services Inc *	5,200	218,140
Fortress Investment Group LLC ‘A’ *	60,300	181,503
Northwest Bancshares Inc	27,550	328,121
Signature Bank *	6,950	331,723
Stifel Financial Corp *	5,650	150,064
Texas Capital Bancshares Inc *	10,150	231,928

		1,441,479

Health Care - 16.9%

Align Technology Inc *	17,150	260,165
Alkermes PLC (Ireland) *	5,900	90,034
ArthroCare Corp *	5,050	145,289
Bruker Corp *	16,740	226,492
Catalyst Health Solutions Inc *	5,650	325,949
Centene Corp *	3,450	98,912
Cepheid Inc *	3,750	145,613
Cubist Pharmaceuticals Inc *	8,550	301,986
Dendreon Corp *	6,000	54,000
HealthSouth Corp *	14,300	213,499
HealthSpring Inc *	8,650	315,379
HMS Holdings Corp *	12,900	314,631
Incyte Corp Ltd *	10,050	140,398
Insulet Corp *	19,920	303,979
Ironwood Pharmaceuticals Inc ‘A’ *	5,350	57,780
LifePoint Hospitals Inc *	2,900	106,256
Medicis Pharmaceutical Corp ‘A’	7,680	280,166
Medidata Solutions Inc *	12,950	212,898
Onyx Pharmaceuticals Inc *	3,500	105,035
Optimer Pharmaceuticals Inc *	14,710	203,586
PAREXEL International Corp *	9,125	172,736
Salix Pharmaceuticals Ltd *	3,550	105,080
Seattle Genetics Inc *	4,400	83,864
Sirona Dental Systems Inc *	4,700	199,327
Thoratec Corp *	6,070	198,125
ViroPharma Inc *	7,500	135,525
Volcano Corp *	7,950	235,558

		5,032,262

Industrials - 17.1%

AAR Corp	15,621	260,402
Actuant Corp ‘A’	17,245	340,589
Barnes Group Inc	17,050	328,212
CLARCOR Inc	4,890	202,348
Clean Harbors Inc *	7,400	379,620
CoStar Group Inc *	4,700	244,259
Esterline Technologies Corp *	5,480	284,083
Genesee & Wyoming Inc ‘A’ *	7,170	333,548
GrafTech International Ltd *	18,650	236,855
Hub Group Inc ‘A’ *	9,400	265,738
RBC Bearings Inc *	11,365	386,296
Tetra Tech Inc *	13,650	255,801
The Geo Group Inc *	15,130	280,813
Towers Watson & Co ‘A’	3,800	227,164
United Rentals Inc *	13,800	232,392
US Airways Group Inc *	21,950	120,725
Waste Connections Inc	11,810	399,414
Woodward Inc	11,530	315,922

		5,094,181

Information Technology - 23.9%

ADTRAN Inc	3,900	103,194
Ancestry.com Inc *	9,010	211,735
Aruba Networks Inc *	7,950	166,234
BroadSoft Inc *	6,350	192,722
Cadence Design Systems Inc *	41,250	381,150
Ciena Corp *	10,950	122,640
Cognex Corp	6,600	178,926
comScore Inc *	13,500	227,745
Concur Technologies Inc *	6,150	228,903
Fabrinet (Cayman) *	8,750	163,625
Finisar Corp *	9,850	172,769
Fortinet Inc *	16,350	274,680
Jack Henry & Associates Inc	11,450	331,821
LogMeIn Inc *	9,365	311,012
Mellanox Technologies Ltd (Israel) *	10,140	316,571
Netlogic Microsystems Inc *	7,780	374,296
NICE Systems Ltd ADR (Israel) *	13,145	398,951
Novellus Systems Inc *	9,800	267,148
OpenTable Inc *	4,690	215,787
QLIK Technologies Inc *	11,500	249,090
RealPage Inc *	12,800	261,760
RF Micro Devices Inc *	49,800	315,732
SolarWinds Inc *	7,100	156,342
Solera Holdings Inc	6,815	344,157
Taleo Corp ‘A’ *	10,874	279,679
The Ultimate Software Group Inc *	6,200	289,664
VistaPrint NV (Netherlands) *	8,075	218,267
Wright Express Corp *	8,765	333,421

		7,088,021

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL SMALL-CAP GROWTH FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Materials - 4.0%

AuRico Gold Inc (Canada) *	19,067	$179,230
Globe Specialty Metals Inc	5,650	82,038
Kraton Performance Polymers Inc *	9,550	154,519
Rockwood Holdings Inc *	6,500	218,985
Silgan Holdings Inc	9,640	354,174
Solutia Inc *	15,600	200,460

		1,189,406

Telecommunication Services - 1.7%

Cogent Communications Group Inc *	10,600	142,570
SBA Communications Corp ‘A’ *	10,800	372,384

		514,954

Utilities - 1.3%

ITC Holdings Corp	4,980	385,601

Total Common Stocks (Cost $26,848,863)		28,510,937

SHORT-TERM INVESTMENT - 4.3%

Money Market Fund - 4.3%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,268,712	1,268,712

Total Short-Term Investment (Cost $1,268,712)		1,268,712

TOTAL INVESTMENTS - 100.3% (Cost $28,117,575)		29,779,649

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(81,840)

NET ASSETS - 100.0%		$29,697,809

Notes to Schedule of Investments

(a)	As of September 30, 2011, the fund was diversified as a percentage of net assets as follows:

Information Technology	23.9%
Industrials	17.1%
Health Care	16.9%
Consumer Discretionary	16.8%
Energy	6.5%
Financials	4.9%
Short-Term Investment	4.3%
Materials	4.0%
Consumer Staples	2.9%
Telecommunication Services	1.7%
Utilities	1.3%

100.3%
Other Assets & Liabilities, Net	(0.3%)

100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) as of September 30, 2011:

			Level 2	Level 3
	Total Value at	Level 1	Significant	Significant
	September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets
Common Stocks (1)	$28,510,937	$28,510,937	$—	$—
Short-Term Investment	1,268,712	1,268,712	—	—

Total	$29,779,649	$29,779,649	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL SMALL-CAP VALUE FUND
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.8%

Consumer Discretionary - 8.4%

Aaron’s Inc	30,100	$760,025
Bob Evans Farms Inc	10,500	299,460
Cinemark Holdings Inc	41,000	774,080
Dover Downs Gaming & Entertainment Inc	6,200	13,950
Group 1 Automotive Inc	19,500	693,225
Hillenbrand Inc	16,800	309,120
International Speedway Corp ‘A’	17,100	390,564
Meredith Corp	32,300	731,272
Sturm Ruger & Co Inc	10,900	283,182
The Buckle Inc	22,300	857,658
Wolverine World Wide Inc	23,800	791,350

		5,903,886

Consumer Staples - 7.1%

Cal-Maine Foods Inc	14,300	449,449
Casey’s General Stores Inc	20,000	873,000
Cia Cervecerias Unidas SA ADR (Chile)	5,600	289,240
Corn Products International Inc	19,100	749,484
Embotelladora Andina SA ‘B’ ADR (Chile)	10,500	257,250
Fresh Del Monte Produce Inc (Cayman)	9,000	208,800
Ruddick Corp	18,200	709,618
The Andersons Inc	12,509	421,053
Universal Corp	19,100	684,926
WD-40 Co	4,200	167,328
Weis Markets Inc	4,000	148,240

		4,958,388

Energy - 16.6%

Alliance Resource Partners LP	6,300	413,028
Berry Petroleum Co ‘A’	20,400	721,752
Bristow Group Inc	10,300	437,029
Buckeye Partners LP	9,100	568,841
Cimarex Energy Co	9,600	534,720
El Paso Pipeline Partners LP	5,200	184,444
Energen Corp	17,000	695,130
EXCO Resources Inc	48,000	514,560
HollyFrontier Corp	30,200	791,844
Knightsbridge Tankers Ltd (Bermuda)	3,900	64,545
Linn Energy LLC	25,200	898,632
Magellan Midstream Partners LP	13,100	791,240
Patterson-UTI Energy Inc	39,300	681,462
Pioneer Southwest Energy Partners LP	7,100	171,607
Ship Finance International Ltd (Bermuda)	17,800	231,400
Southern Union Co	16,800	681,576
Sunoco Logistics Partners LP	6,000	530,940
TC Pipelines LP	6,500	284,960
Tidewater Inc	17,200	723,260
TransMontaigne Partners LP	5,500	181,115
W&T Offshore Inc	37,300	513,248
World Fuel Services Corp	30,400	992,560

		11,607,893

Financials - 14.0%

Advance America Cash Advance Centers Inc	36,000	264,960
American Equity Investment Life Holding Co	21,100	184,625
American Financial Group Inc	25,000	776,750
Bank of Hawaii Corp	18,000	655,200
Cash America International Inc	16,800	859,488
CommonWealth REIT	13,750	260,838
CreXus Investment Corp REIT	12,100	107,448
Cullen/Frost Bankers Inc	15,400	706,244
Delphi Financial Group Inc ‘A’	26,600	572,432
Equity One Inc REIT	21,600	342,576
Franklin Street Properties Corp REIT	33,100	374,361
Healthcare Realty Trust Inc REIT	28,000	471,800
Infinity Property & Casualty Corp	4,800	251,904
Montpelier Re Holdings Ltd (Bermuda)	9,109	161,047
Omega Healthcare Investors Inc REIT	39,300	626,049
Prosperity Bancshares Inc	17,500	571,900
PS Business Parks Inc REIT	8,400	416,136
Raymond James Financial Inc	23,800	617,848
RLI Corp	8,200	521,356
Sovran Self Storage Inc REIT	10,100	375,417
Trustmark Corp	37,700	684,255

		9,802,634

Health Care - 7.4%

Invacare Corp	17,600	405,504
Owens & Minor Inc	26,100	743,328
PerkinElmer Inc	34,450	661,785
STERIS Corp	24,800	725,896
Teleflex Inc	14,800	795,796
The Cooper Cos Inc	12,700	1,005,205
The Ensign Group Inc	9,600	221,856
West Pharmaceutical Services Inc	16,300	604,730

		5,164,100

Industrials - 12.2%

Albany International Corp ‘A’	5,280	96,360
Alliant Techsystems Inc	13,600	741,336
Applied Industrial Technologies Inc	6,100	165,676
Barnes Group Inc	26,000	500,500
Belden Inc	23,000	593,170
Cascade Corp	2,747	91,722
Crane Co	19,600	699,524
Cubic Corp	6,800	265,676
Curtiss-Wright Corp	21,800	628,494
Elbit Systems Ltd (Israel)	3,900	154,830
Ennis Inc	14,300	186,758
Great Lakes Dredge & Dock Co	22,800	92,796
Harsco Corp	20,000	387,800
KBR Inc	24,200	571,846
Kennametal Inc	22,000	720,280
SkyWest Inc	4,500	51,795
Standex International Corp	3,467	107,928
The Brink’s Co	26,100	608,391
Triumph Group Inc	18,600	906,564
UniFirst Corp	5,400	244,566
Valmont Industries Inc	9,300	724,842

		8,540,854

Information Technology - 2.8%

AVX Corp	18,200	216,034
Diebold Inc	24,700	679,497
Himax Technologies Inc ADR (Cayman)	23,500	26,085
Jabil Circuit Inc	40,500	720,495
Micrel Inc	32,700	309,669

		1,951,780

Materials - 16.3%

A. Schulman Inc	13,400	227,666
AMCOL International Corp	7,782	186,690
Bemis Co Inc	25,200	738,612
Cabot Corp	24,900	617,022
Compass Minerals International Inc	10,700	714,546
Gold Resource Corp	32,720	544,788
HudBay Minerals Inc (Canada)	70,988	661,850
IAMGOLD Corp (Canada)	42,800	846,584
Innophos Holdings Inc	12,100	482,427
International Flavors & Fragrances Inc	12,400	697,128
Methanex Corp (Canada)	24,500	510,580
Neenah Paper Inc	9,300	131,874
NewMarket Corp	3,600	546,732
Quaker Chemical Corp	7,094	183,877

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL SMALL-CAP VALUE FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Rock-Tenn Co ‘A’	12,900	$627,972
Royal Gold Inc	14,900	954,494
Sensient Technologies Corp	22,400	729,120
Sonoco Products Co	26,470	747,248
Steel Dynamics Inc	24,400	242,048
Stepan Co	2,958	198,718
The Scotts Miracle-Gro Co ‘A’	17,700	789,420

		11,379,396

Telecommunication Services - 0.4%

Cellcom Israel Ltd (Israel)	13,700	286,193

Utilities - 9.6%

AGL Resources Inc	18,700	761,838
AmeriGas Partners LP	5,000	219,950
Atmos Energy Corp	23,900	775,555
Avista Corp	19,500	465,075
Cleco Corp	8,600	293,604
Great Plains Energy Inc	21,500	414,950
OGE Energy Corp	15,800	755,082
Portland General Electric Co	10,100	239,269
Southwest Gas Corp	10,000	361,700
Suburban Propane Partners LP	9,300	431,613
UGI Corp	27,700	727,679
Vectren Corp	18,200	492,856
Westar Energy Inc	29,300	774,106

		6,713,277

Total Common Stocks (Cost $63,364,254)		66,308,401

SHORT-TERM INVESTMENT - 7.2%

Money Market Fund - 7.2%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	5,077,151	5,077,151

Total Short-Term Investment (Cost $5,077,151)		5,077,151

TOTAL INVESTMENTS - 102.0% (Cost $68,441,405)		71,385,552

OTHER ASSETS & LIABILITIES, NET — (2.0%)		(1,410,588)

NET ASSETS - 100.0%		$69,974,964

Notes to Schedule of Investments

(a)	As of September 30, 2011, the fund was diversified as a percentage of net assets as follows:

Energy	16.6%
Materials	16.3%
Financials	14.0%
Industrials	12.2%
Utilities	9.6%
Consumer Discretionary	8.4%
Health Care	7.4%
Short-Term Investment	7.2%
Consumer Staples	7.1%
Information Technology	2.8%
Telecommunication Services	0.4%

102.0%
Other Assets & Liabilities, Net	(2.0%)

100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) as of September 30, 2011:

			Level 2	Level 3
	Total Value at	Level 1	Significant	Significant
	September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets
Common Stocks (1)	$66,308,401	$66,308,401	$—	$—
Short-Term Investment	5,077,151	5,077,151	—	—

Total	$71,385,552	$71,385,552	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL REAL ESTATE FUND
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.9%

Consumer Discretionary - 5.1%

Starwood Hotels & Resorts Worldwide Inc	54,237	$2,105,480

Financials - 90.8%

Acadia Realty Trust REIT	21,423	400,610
Apartment Investment & Management Co ‘A’ REIT	35,596	787,384
Ashford Hospitality Trust Inc REIT	24,930	175,009
AvalonBay Communities Inc REIT	11,919	1,359,362
BioMed Realty Trust Inc REIT	4,565	75,642
Boston Properties Inc REIT	21,519	1,917,343
BRE Properties Inc REIT	7,760	328,558
Brookfield Office Properties Inc (Canada)	70,654	972,906
Camden Property Trust REIT	9,984	551,716
CommonWealth REIT	8,157	154,738
Coresite Realty Corp REIT	6,660	95,571
Cousins Properties Inc REIT	74,931	438,346
CreXus Investment Corp REIT	6,780	60,206
DCT Industrial Trust Inc REIT	76,950	337,811
Digital Realty Trust Inc REIT	2,720	150,035
Douglas Emmett Inc REIT	8,320	142,272
Equity Lifestyle Properties Inc REIT	14,154	887,456
Equity One Inc REIT	281	4,457
Equity Residential REIT	73,565	3,815,817
Federal Realty Investment Trust REIT	6,758	556,927
Forest City Enterprises Inc ‘A’ *	106,243	1,132,550
General Growth Properties Inc REIT	148,743	1,799,790
HCP Inc REIT	55,690	1,952,491
Health Care REIT Inc	9,210	431,028
Healthcare Realty Trust Inc REIT	66,889	1,127,080
Host Hotels & Resorts Inc REIT	227,052	2,483,949
Hudson Pacific Properties Inc REIT	18,050	209,922
Kite Realty Group Trust REIT	10,790	39,491
Lexington Realty Trust REIT	2,760	18,050
Liberty Property Trust REIT	1,804	52,514
Mack-Cali Realty Corp REIT	22,198	593,797
Omega Healthcare Investors Inc REIT	7,490	119,316
Parkway Properties Inc REIT	1,320	14,533
Plum Creek Timber Co Inc REIT	2,419	83,963
ProLogis Inc REIT	37,622	912,334
PS Business Parks Inc REIT	3,781	187,311
Public Storage REIT	14,147	1,575,268
Regency Centers Corp REIT	57,951	2,047,409
Retail Opportunity Investments Corp REIT	29,993	332,322
Senior Housing Properties Trust REIT	44,093	949,763
Simon Property Group Inc REIT	50,457	5,549,261
Sovran Self Storage Inc REIT	3,012	111,956
STAG Industrial Inc REIT	6,810	69,462
Starwood Property Trust Inc REIT	24,650	422,994
Vornado Realty Trust REIT	27,471	2,049,886
Winthrop Realty Trust REIT	15,101	131,228

		37,609,834

Health Care - 1.0%

Assisted Living Concepts Inc ‘A’	25,820	327,139
Capital Senior Living Corp *	12,370	76,323

		403,462

Total Common Stocks (Cost $32,184,233)		40,118,776

SHORT-TERM INVESTMENT - 3.7%

Money Market Fund - 3.7%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,535,869	1,535,869

Total Short-Term Investment (Cost $1,535,869)		1,535,869

TOTAL INVESTMENTS - 100.6% (Cost $33,720,102)		41,654,645

OTHER ASSETS & LIABILITIES, NET - (0.6%)		(258,066)

NET ASSETS - 100.0%		$41,396,579

Notes to Schedule of Investments

(a)	As of September 30, 2011, the fund was diversified by property sector as a percentage of net assets as follows:

Retail	25.0%
Specialized	21.8%
Residential	18.7%
Office	8.1%
Diversified	7.7%
Real Estate Operating Companies	5.1%
Hotels, Resort & Cruise Lines	5.1%
Industrial	3.2%
Mortgage	1.2%
Health Care Facilities	1.0%

96.9%
Short-Term Investment	3.7%
Other Assets & Liabilities, Net	(0.6%)

100.0%

(b)	Fair Value Measurements
The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) as of September 30, 2011:

			Level 2	Level 3
	Total Value at	Level 1	Significant	Significant
	September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets
Common Stocks (1)	$40,118,776	$40,118,776	$—	$—
Short-Term Investment	1,535,869	1,535,869	—	—

Total	$41,654,645	$41,654,645	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL EMERGING MARKETS FUND
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Brazil - 0.0%

Lojas Americanas SA Exp. 10/26/11 * +	19	$—

Total Rights (Cost $0)		—

PREFERRED STOCKS - 7.7%

Brazil - 7.0%

Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	31,180	959,720
Cia de Bebidas das Americas ADR	30,800	944,020
Lojas Americanas SA	94,810	718,544
Petroleo Brasileiro SA ADR	66,400	1,375,808
Vale SA ADR	40,240	845,040

		4,843,132

Colombia - 0.7%

Banco Davivienda SA	7,593	79,864
BanColombia SA ADR	6,770	377,089

		456,953

Total Preferred Stocks (Cost $5,177,243)		5,300,085

COMMON STOCKS - 91.4%

Bermuda - 0.9%

Credicorp Ltd	3,850	354,970
Dairy Farm International Holdings Ltd	28,900	245,593

		600,563

Brazil - 6.7%

Anhanguera Educacional Participacoes SA	18,400	219,694
B2W Cia Global do Varejo	54,681	432,737
BM&FBOVESPA SA	270,816	1,248,757
Diagnosticos da America SA	33,200	277,218
Embraer SA ADR	33,080	839,240
Estacio Participacoes SA	39,400	340,513
Kroton Educacional SA *	15,900	152,467
Lojas Americanas SA	330	2,160
Multiplan Empreendimentos Imobiliarios SA	19,200	355,357
Natura Cosmeticos SA	39,800	677,357
Totvs SA	4,500	75,509

		4,621,009

Cayman - 7.7%

Ambow Education Holding Ltd ADR *	7,280	49,650
Baidu Inc ADR *	7,920	846,727
Ctrip.com International Ltd ADR *	20,680	665,069
Eurasia Drilling Co Ltd GDR (LI)	18,610	339,633
Eurasia Drilling Co Ltd GDR (OTC) ~ ∆	500	9,125
Home Inns & Hotels Management Inc ADR *	8,880	228,838
Li Ning Co Ltd	242,000	242,230
NetEase.com Inc ADR *	7,400	282,384
New Oriental Education & Technology Group ADR *	6,420	147,467
Tencent Holdings Ltd	49,400	1,013,319
Tingyi Holding Corp	334,000	818,628
Want Want China Holdings Ltd	776,000	695,664

		5,338,734

Chile - 0.8%

Banco Santander Chile SA	3,442,296	248,078
Cencosud SA	50,719	271,822

		519,900

China - 1.5%

China Shenhua Energy Co Ltd ‘H’	202,000	792,763
Shanghai Zhenhua Heavy Industries Co Ltd ‘B’	169,990	78,367
Wumart Stores Inc ‘H’	68,000	133,318

		1,004,448

Colombia - 0.5%

Almacenes Exito SA	22,125	263,207
Almacenes Exito SA GDR ~	9,200	108,909

		372,116

Denmark - 1.7%

Carlsberg AS ‘B’	20,217	1,199,190

Egypt - 0.7%

Commercial International Bank SAE	73,343	282,371
Eastern Co SAE ∆	2,562	37,580
Egyptian Financial Group-Hermes Holding *	65,408	185,249
Medinet Nasr Housing *	2,986	5,713

		510,913

France - 1.5%

Casino Guichard-Perrachon SA	4,530	352,882
CFAO SA	14,030	503,114
Vallourec SA	3,150	180,546

		1,036,542

Hong Kong - 5.0%

AIA Group Ltd	255,000	721,748
CNOOC Ltd	771,000	1,238,688
Hang Lung Group Ltd	69,000	350,431
Hang Lung Properties Ltd	178,000	520,677
Hong Kong Exchanges & Clearing Ltd	43,000	615,949
Sun Art Retail Group Ltd *	5,000	5,148

		3,452,641

India - 14.7%

Asian Paints Ltd	4,396	282,723
Cipla Ltd	46,415	264,919
Colgate-Palmolive India Ltd	22,189	442,563
Dabur India Ltd	109,604	229,198
HDFC Bank Ltd ADR	27,760	809,204
Hindustan Unilever Ltd	125,129	868,303
Housing Development Finance Corp Ltd	105,150	1,357,362
ICICI Bank Ltd ADR	18,240	633,293
Infosys Ltd	56,224	2,848,169
Marico Ltd	110,540	323,663
Network 18 Media & Investments Ltd *	1,665	2,738
Sun Pharmaceutical Industries Ltd	59,891	562,701
Tata Consultancy Services Ltd	40,108	830,358
TV18 Broadcast Ltd *	42,024	35,666
Zee Entertainment Enterprises Ltd	274,077	653,457
Zee Learn Ltd *	15,223	5,955

		10,150,272

Indonesia - 1.9%

P.T. Astra International Tbk	95,400	673,797
P.T. Bank Central Asia Tbk	81,000	69,795

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL EMERGING MARKETS FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
P.T. Kalbe Farma Tbk	325,000	$117,381
P.T. Unilever Indonesia Tbk	226,500	420,196

		1,281,169

Kenya - 0.1%

East African Breweries Ltd	23,224	37,879

Luxembourg - 1.0%

Tenaris SA ADR	26,180	666,281

Malaysia - 0.2%

Genting Bhd	36,900	104,441

Mexico - 11.6%

America Movil SAB de CV ‘L’ ADR	128,800	2,843,904
Fomento Economico Mexicano SAB de CV	199,292	1,293,315
Fomento Economico Mexicano SAB de CV ADR	27,090	1,755,974
Grupo Financiero Inbursa SAB de CV ‘O’	190,925	319,253
Grupo Modelo SAB de CV ‘C’	34,425	194,559
Grupo Televisa SAB ADR	36,350	668,476
Wal-Mart de Mexico SAB de CV ‘V’	407,100	933,470

		8,008,951

Netherlands - 0.3%

Yandex NV ‘A’ *	10,200	208,182

Nigeria - 0.3%

Nigerian Breweries PLC	401,862	201,321

Philippines - 3.5%

Jollibee Foods Corp	199,460	383,548
Philippine Long Distance Telephone Co	8,790	438,817
SM Investments Corp	36,620	434,777
SM Prime Holdings Inc	4,265,056	1,185,778

		2,442,920

Russia - 4.3%

Magnit OJSC	12,482	1,072,090
Magnit OJSC GDR	11,680	236,201
NovaTek OAO GDR	10,700	1,219,501
NovaTek OAO GDR (OTC) ~ ∆	3,900	444,491

		2,972,283

South Africa - 4.7%

Anglo American Platinum Ltd	10,758	730,148
Impala Platinum Holdings Ltd	51,713	1,043,529
JSE Ltd	5,028	39,882
MTN Group Ltd	65,654	1,062,159
Standard Bank Group Ltd	30,912	354,257

		3,229,975

South Korea - 6.3%

E-Mart Co Ltd *	4,598	1,150,070
MegaStudy Co Ltd	1,807	181,417
NHN Corp *	13,996	2,638,630
Shinsegae Co Ltd	1,647	374,844

		4,344,961

Taiwan - 5.6%

Epistar Corp	305,000	531,324
HTC Corp	79,210	1,740,168
Synnex Technology International Corp	239,118	516,844
Taiwan Semiconductor Manufacturing Co Ltd	456,995	1,035,441

		3,823,777

Thailand - 0.7%

Siam Commercial Bank PCL	132,500	451,826

Turkey - 2.9%

Anadolu Efes Biracilik Ve Malt Sanayii AS	12,667	145,862
BIM Birlesik Magazalar AS	12,189	335,340
Enka Insaat ve Sanayi AS	267,924	647,148
Haci Omer Sabanci Holding AS	252,316	877,892

		2,006,242

United Arab Emirates - 0.8%

DP World Ltd *	54,944	579,514

United Kingdom - 5.5%

Anglo American PLC	24,783	858,692
Cairn Energy PLC *	129,760	557,308
Genting Singapore PLC *	178,000	206,856
Mail.ru Group Ltd GDR *	2,200	65,992
SABMiller PLC	25,190	807,219
Tullow Oil PLC	64,500	1,298,180

		3,794,247

Total Common Stocks (Cost $59,611,615)		62,960,297

EQUITY-LINKED STRUCTURED SECURITIES - 0.1%

Vietnam - 0.1%

UBS AG (for Vietnam Dairy Products) Exp. 02/10/12 * ∆	12,700	76,214

Total Equity-Linked Structured Securities (Cost $59,407)		76,214

SHORT-TERM INVESTMENT - 0.8%

Money Market Fund - 0.8%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	544,187	544,187

Total Short-Term Investment (Cost $544,187)		544,187

TOTAL INVESTMENTS - 100.0% (Cost $65,392,452)		68,880,783

OTHER ASSETS & LIABILITIES, NET - 0.0%		25,868

NET ASSETS - 100.0%		$68,906,651

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS PL EMERGING MARKETS FUND Schedule of Investments (Continued) September 30, 2011 (Unaudited)

Notes to Schedule of Investments

(a) As of September 30, 2011, the fund was diversified as a percentage of net assets as follows:

Consumer Staples	24.9%
Information Technology	18.3%
Financials	16.7%
Energy	11.5%
Consumer Discretionary	10.2%
Telecommunication Services	6.3%
Materials	5.5%
Industrials	4.0%
Health Care	1.8%
Short-Term Investment	0.8%

100.0%
Other Assets & Liabilities, Net	0.0%

100.0%

(b)	As of September 30, 2011, the fund was diversified by geographical region as a percentage of net assets as follows:

India	14.7%
Brazil	13.7%
Mexico	11.6%
Cayman	7.7%
South Korea	6.3%
Taiwan	5.6%
United Kingdom	5.5%
Hong Kong	5.0%
South Africa	4.7%
Russia	4.3%
Philippines	3.5%
Turkey	2.9%
Indonesia	1.9%
Denmark	1.7%
France	1.5%
China	1.5%
Colombia	1.2%
Luxembourg	1.0%
Others (each less than 1.0%)	5.7%

100.0%
Other Assets & Liabilities, Net	0.0%

100.0%

(c)	As of September 30, 2011, 0.8% of the fund’s net assets were reported illiquid by the portfolio manager under the Trust’s policy.

(d)	Fair Value Measurements
The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) as of September 30, 2011:

			Level 2	Level 3
	Total Value at	Level 1	Significant	Significant
	September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets
Preferred Stocks (1)	$5,300,085	$5,300,085	$—	$—
Common Stocks
Bermuda	600,563	354,970	245,593	—
Brazil	4,621,009	4,621,009	—	—
Cayman	5,338,734	2,559,768	2,778,966	—
Chile	519,900	519,900	—	—
China	1,004,448	—	1,004,448	—
Colombia	372,116	263,207	108,909	—
Denmark	1,199,190	—	1,199,190	—
Egypt	510,913	—	510,913	—
France	1,036,542	—	1,036,542	—
Hong Kong	3,452,641	—	3,452,641	—
India	10,150,272	1,442,497	8,707,775	—
Indonesia	1,281,169	—	1,281,169	—
Kenya	37,879	—	37,879	—
Luxembourg	666,281	666,281	—	—
Malaysia	104,441	—	104,441	—
Mexico	8,008,951	8,008,951	—	—
Netherlands	208,182	208,182	—	—
Nigeria	201,321	201,321	—	—
Philippines	2,442,920	—	2,442,920	—
Russia	2,972,283	—	2,972,283	—
South Africa	3,229,975	—	3,229,975	—
South Korea	4,344,961	—	4,344,961	—
Taiwan	3,823,777	—	3,823,777	—
Thailand	451,826	—	451,826	—
Turkey	2,006,242	—	2,006,242	—
United Arab Emirates	579,514	—	579,514	—
United Kingdom	3,794,247	—	3,794,247	—

	62,960,297	18,846,086	44,114,211	—
Equity-Linked Structured Securities	76,214	—	76,214	—
Short-Term Investment	544,187	544,187	—	—

Total	$68,880,783	$24,690,358	$44,190,425	$—

(1)	For equity investment categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL INTERNATIONAL LARGE-CAP FUND
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%

Australia - 2.5%

QBE Insurance Group Ltd	124,955	$1,533,142
Westpac Banking Corp	138,570	2,663,320

		4,196,462

Austria - 0.4%

Erste Group Bank AG	25,054	638,599

Bermuda - 1.1%

Li & Fung Ltd	1,088,400	1,786,933

Brazil - 0.6%

BM&FBOVESPA SA	187,537	864,750
Tim Participacoes SA ADR	7,510	176,936

		1,041,686

Canada - 2.4%

Canadian National Railway Co	59,609	3,968,767

Czech Republic - 0.7%

Komercni Banka AS	6,758	1,254,225

France - 12.3%

Air Liquide SA	32,378	3,786,167
Danone SA	56,067	3,450,422
Dassault Systemes SA	13,053	921,664
Legrand SA	63,828	1,989,834
LVMH Moet Hennessy Louis Vuitton SA	30,069	3,987,342
Pernod-Ricard SA	35,350	2,771,725
Schneider Electric SA	68,837	3,706,074

		20,613,228

Germany - 10.1%

Bayer AG	30,642	1,683,957
Beiersdorf AG	61,014	3,267,456
Deutsche Boerse AG *	32,680	1,641,048
Linde AG	46,282	6,172,734
Merck KGaA	17,840	1,459,763
SAP AG	53,417	2,722,937

		16,947,895

Hong Kong - 2.3%

AIA Group Ltd	444,000	1,256,690
China Unicom Ltd	850,000	1,735,648
CNOOC Ltd	529,000	849,891

		3,842,229

India - 2.5%

ICICI Bank Ltd ADR	84,296	2,926,757
Infosys Ltd ADR	23,552	1,202,801

		4,129,558

Japan - 13.9%

Canon Inc	71,450	3,234,688
Denso Corp	70,700	2,266,066
FANUC Corp	15,700	2,161,556
Honda Motor Co Ltd	63,500	1,861,819
HOYA Corp	119,600	2,756,257
INPEX Corp	503	3,099,690
Lawson Inc	57,700	3,261,243
Nomura Holdings Inc	251,800	917,537
Shin-Etsu Chemical Co Ltd	76,200	3,736,140

		23,294,996

Netherlands - 8.5%

Akzo Nobel NV	63,385	2,802,109
Heineken NV	117,328	5,243,311
ING Groep NV CVA *	399,135	2,809,110
Randstad Holding NV	72,799	2,322,271
Wolters Kluwer NV	63,512	1,028,509

		14,205,310

Singapore - 0.8%

Keppel Corp Ltd	80,000	468,603
Singapore Telecommunications Ltd	380,380	918,391

		1,386,994

South Africa - 0.6%

MTN Group Ltd	61,270	991,234

South Korea - 1.7%

Samsung Electronics Co Ltd	4,173	2,923,241

Spain - 2.8%

Amadeus IT Holding SA ‘A’	117,936	1,893,194
Banco Santander SA	251,451	2,055,617
Red Electrica Corp SA	14,594	665,986

		4,614,797

Sweden - 1.1%

Hennes & Mauritz AB ‘B’	43,591	1,302,112
Svenska Cellulosa AB ‘B’	44,846	545,257

		1,847,369

Switzerland - 11.0%

Cie Financiere Richemont SA ‘A’	19,506	865,885
Givaudan SA *	615	480,453
Julius Baer Group Ltd *	96,318	3,209,756
Nestle SA	102,847	5,653,533
Roche Holding AG	22,764	3,662,311
Sonova Holding AG *	11,853	1,069,593
Swiss Re Ltd *	27,750	1,291,542
UBS AG (XVTX) *	201,000	2,288,037

		18,521,110

Taiwan - 2.8%

Hon Hai Precision Industry Co Ltd	532,800	1,189,384
HTC Corp	38,100	837,021
Taiwan Semiconductor Manufacturing Co Ltd ADR	228,276	2,609,195

		4,635,600

United Kingdom - 20.4%

Barclays PLC	283,766	692,324
BG Group PLC	66,345	1,248,788
Burberry Group PLC	24,825	436,657
Compass Group PLC	318,662	2,565,272
Diageo PLC	202,341	3,842,050
Hays PLC	635,344	690,138
HSBC Holdings PLC (LI)	649,828	4,951,403
Reckitt Benckiser Group PLC	81,127	4,049,339
Rio Tinto PLC	48,562	2,144,743
Royal Dutch Shell PLC ‘A’ (LI)	98,676	3,055,632
Smiths Group PLC	120,025	1,837,228
Standard Chartered PLC	152,859	3,057,688

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL INTERNATIONAL LARGE-CAP FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Tesco PLC	532,209	$3,113,142
WPP PLC	272,307	2,536,509

		34,220,913

United States - 0.3%

Synthes Inc ~	3,564	576,264

Total Common Stocks (Cost $165,023,825)		165,637,410

	Principal
	Amount
SHORT-TERM INVESTMENTS - 0.7%

Commercial Paper - 0.4%

HSBC USA Inc
0.060% due 10/03/11	$750,000	749,998

	Shares
Money Market Fund - 0.3%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	508,875	508,875

Total Short-Term Investments (Cost $1,258,873)		1,258,873

TOTAL INVESTMENTS - 99.5% (Cost $166,282,698)		166,896,283

OTHER ASSETS & LIABILITIES, NET - 0.5%		808,858

NET ASSETS - 100.0%		$167,705,141

Notes to Schedule of Investments

(a)	As of September 30, 2011, the fund was diversified as a percentage of net assets as follows:

Consumer Staples	20.7%
Financials	20.3%
Information Technology	12.1%
Materials	11.7%
Consumer Discretionary	11.1%
Industrial	10.2%
Health Care	5.1%
Energy	4.9%
Telecommunication Services	2.3%
Short-Term Investments	0.7%
Utilities	0.4%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(b)	As of September 30, 2011, the fund was diversified by geographical region as a percentage of net assets as follows:

United Kingdom	20.4%
Japan	13.9%
France	12.3%
Switzerland	11.0%
Germany	10.1%
Netherlands	8.5%
Taiwan	2.8%
Spain	2.8%
Australia	2.5%
India	2.5%
Canada	2.4%
Hong Kong	2.3%
South Korea	1.7%
Sweden	1.1%
United States	1.0%
Bermuda	1.1%
Others (each less than 1.0%)	3.1%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL INTERNATIONAL LARGE-CAP FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)
(d)	Fair Value Measurements
The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) as of September 30, 2011:

			Level 2	Level 3
	Total Value at	Level 1	Significant	Significant
	September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets
Common Stocks
Australia	$4,196,462	$—	$4,196,462	$—
Austria	638,599	—	638,599	—
Bermuda	1,786,933	—	1,786,933	—
Brazil	1,041,686	1,041,686	—	—
Canada	3,968,767	3,968,767	—	—
Czech Republic	1,254,225	—	1,254,225	—
France	20,613,228	—	20,613,228	—
Germany	16,947,895	—	16,947,895	—
Hong Kong	3,842,229	—	3,842,229	—
India	4,129,558	4,129,558	—	—
Japan	23,294,996	—	23,294,996	—
Netherlands	14,205,310	—	14,205,310	—
Singapore	1,386,994	—	1,386,994	—
South Africa	991,234	—	991,234	—
South Korea	2,923,241	—	2,923,241	—
Spain	4,614,797	—	4,614,797	—
Sweden	1,847,369	—	1,847,369	—
Switzerland	18,521,110	—	18,521,110	—
Taiwan	4,635,600	2,609,195	2,026,405	—
United Kingdom	34,220,913	—	34,220,913	—
United States	576,264	—	576,264	—

	165,637,410	11,749,206	153,888,204	—
Short-Term Investments	1,258,873	508,875	749,998	—

Total	$166,896,283	$12,258,081	$154,638,202	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Spain - 0.0%

Banco Bilbao Vizcaya Argentaria SA Exp. 10/17/11 *	115,923	$17,084

Total Rights (Cost $9,469)		17,084

PREFERRED STOCKS - 1.0%

Germany - 1.0%

Volkswagen AG	6,912	914,454

Total Preferred Stocks (Cost $1,108,805)		914,454

COMMON STOCKS - 97.5%

Australia - 0.8%

QBE Insurance Group Ltd	61,977	760,430

Austria - 0.6%

Erste Group Bank AG	21,473	547,323

Belgium - 1.6%

KBC Groep NV	25,089	577,458
Solvay SA	10,287	967,706

		1,545,164

Canada - 0.5%

First Quantum Minerals Ltd	38,895	517,783

Cayman - 0.4%

China Resources Land Ltd	402,000	422,398

China - 0.8%

China Construction Bank Corp ‘H’	1,220,000	727,984

Finland - 1.1%

UPM-Kymmene OYJ	91,975	1,035,339

France - 11.0%

BNP Paribas	35,331	1,398,481
Bouygues SA	14,428	477,457
GDF Suez	55,122	1,646,673
PPR SA	6,177	796,836
Sanofi	41,781	2,743,294
Schneider Electric SA	28,600	1,539,778
Sodexo	16,604	1,094,098
Suez Environnement Co	48,478	675,668

		10,372,285

Germany - 11.4%

Allianz SE	22,488	2,116,132
BASF SE	17,324	1,051,131
Bayer AG	35,349	1,942,634
Commerzbank AG *	286,908	722,250
Daimler AG	24,638	1,091,320
Deutsche Boerse AG *	11,864	595,759
Deutsche Telekom AG	100,712	1,184,698
E.ON AG	76,765	1,674,158
Hamburger Hafen und Logistik AG	3,775	104,722
Lanxess AG	5,338	256,595

		10,739,399

Italy - 1.5%

Snam Rete Gas SPA	310,834	1,434,846

Japan - 21.4%

Amada Co Ltd	103,000	671,057
Bridgestone Corp	39,000	884,302
Canon Inc	22,500	1,018,621
East Japan Railway Co	12,000	728,635
Fujitsu Ltd	306,000	1,441,525
Japan Tobacco Inc	381	1,777,547
JX Holdings Inc	235,560	1,322,108
KDDI Corp	212	1,456,034
Marubeni Corp	136,000	760,535
Mitsubishi Electric Corp	92,000	814,790
Mitsui & Co Ltd	43,700	632,515
Nippon Telegraph & Telephone Corp	30,700	1,475,464
Nissan Motor Co Ltd	188,800	1,668,474
Sumitomo Corp	135,500	1,675,376
Sumitomo Mitsui Financial Group Inc	90,100	2,542,811
Toyota Motor Corp	37,600	1,285,335

		20,155,129

Netherlands - 5.2%

European Aeronautic Defence and Space Co NV	39,932	1,120,310
ING Groep NV CVA *	203,880	1,434,906
Koninklijke KPN NV	68,430	900,847
Unilever NV CVA	46,913	1,485,919

		4,941,982

Norway - 1.0%

DnB NOR ASA	92,476	923,209

Singapore - 1.3%

Singapore Telecommunications Ltd	492,000	1,187,887

South Africa - 0.5%

African Bank Investments Ltd	114,100	453,056

South Korea - 1.5%

Samsung Electronics Co Ltd	1,961	1,373,706

Spain - 2.5%

Banco Bilbao Vizcaya Argentaria SA	115,923	944,550
Repsol YPF SA	55,202	1,454,454

		2,399,004

Sweden - 2.5%

Nordea Bank AB	162,365	1,311,952
Telefonaktiebolaget LM Ericsson ‘B’	114,559	1,097,660

		2,409,612

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Switzerland - 4.9%

Credit Suisse Group AG *	35,037	$909,181
Holcim Ltd *	22,429	1,185,759
Novartis AG	44,624	2,490,445

		4,585,385

Taiwan - 0.8%

Hon Hai Precision Industry Co Ltd GDR ~	146,913	712,528

United Kingdom - 26.2%

Barclays PLC	267,924	653,674
BP PLC	294,562	1,784,228
British American Tobacco PLC	41,855	1,774,028
BT Group PLC	326,337	868,820
Cairn Energy PLC *	153,899	660,983
Centrica PLC	246,475	1,113,288
Experian PLC	63,316	708,910
GlaxoSmithKline PLC	127,943	2,622,147
Glencore International PLC	27,618	170,203
HSBC Holdings PLC	78,347	596,970
InterContinental Hotels Group PLC	53,754	865,260
International Power PLC	193,018	913,976
Lloyds Banking Group PLC *	1,060,238	580,154
Man Group PLC	178,968	466,995
Petropavlovsk PLC	27,571	256,473
Prudential PLC	168,186	1,432,973
Royal Dutch Shell PLC ‘A’	150,836	4,670,835
Standard Chartered PLC	35,774	715,599
Tullow Oil PLC	27,353	550,529
Vodafone Group PLC	1,305,091	3,350,579

		24,756,624

Total Common Stocks (Cost $106,886,847)		92,001,073

SHORT-TERM INVESTMENT - 4.4%

Money Market Fund - 4.4%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	4,134,381	4,134,381

Total Short-Term Investment (Cost $4,134,381)		4,134,381

TOTAL INVESTMENTS - 102.9% (Cost $112,139,502)		97,066,992

OTHER ASSETS & LIABILITIES, NET - (2.9%)		(2,702,127)

NET ASSETS - 100.0%		$94,364,865

Notes to Schedule of Investments

(a)	As of September 30, 2011, the fund was diversified as a percentage of net assets as follows:

Financials	22.1%
Energy	11.1%
Telecommunication Services	11.0%
Health Care	10.4%
Industrials	9.8%
Consumer Discretionary	9.1%
Utilities	7.9%
Information Technology	6.0%
Materials	5.8%
Consumer Staples	5.3%
Short-Term Investment	4.4%

102.9%
Other Assets & Liabilities, Net	(2.9%)

100.0%

(b)	As of September 30, 2011, the fund was diversified by geographical region as a percentage of net assets as follows:

United Kingdom	26.2%
Japan	21.4%
Germany	12.4%
France	11.0%
Netherlands	5.2%
Switzerland	4.9%
United States	4.4%
Sweden	2.5%
Spain	2.5%
Belgium	1.6%
Italy	1.5%
South Korea	1.5%
Singapore	1.3%
Finland	1.1%
Norway	1.0%
Others (each less than 1.0%)	4.4%

102.9%
Other Assets & Liabilities, Net	(2.9%)

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)
(c)	Forward foreign currency contracts as of September 30, 2011 were as follows:

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)

Buy	AUD	7,182,951	11/11	HSB	$(930,778)
Buy	AUD	673,583	11/11	SSB	(4,416)
Buy	AUD	189,391	11/11	WPC	(13,137)
Sell	AUD	781,180	11/11	SSB	50,918
Buy	CAD	129,072	11/11	CSF	(2,626)
Buy	CAD	183,872	11/11	RBC	(10,501)
Sell	CAD	745,356	11/11	HSB	74,250
Buy	CHF	3,402,796	11/11	HSB	(494,820)
Buy	CHF	847,545	11/11	WPC	703
Sell	CHF	201,903	11/11	CIT	51,668
Sell	CHF	524,686	11/11	HSB	3,477
Sell	CHF	445,301	11/11	WPC	75,300
Buy	EUR	393,447	11/11	CIT	(35,898)
Buy	EUR	238,555	11/11	CSF	(24,335)
Buy	EUR	90,362	11/11	HSB	(2,213)
Buy	EUR	780,000	11/11	MER	(79,431)
Buy	EUR	267,507	11/11	RBC	(10,592)
Buy	EUR	186,138	11/11	SGG	(14,666)
Buy	EUR	2,984,585	11/11	SSB	(60,325)
Buy	EUR	217,606	11/11	UBS	(13,020)
Buy	EUR	1,057,730	11/11	WPC	(70,931)
Sell	EUR	472,188	11/11	CIT	50,215
Sell	EUR	1,977,000	11/11	HSB	19,303
Sell	EUR	350,000	11/11	MER	35,166
Sell	EUR	6,186,428	11/11	MSC	513,697
Sell	EUR	2,405,000	11/11	RBC	72,647
Sell	EUR	383,789	11/11	SSB	9,135
Buy	GBP	95,181	11/11	BRC	(1,994)
Buy	GBP	169,479	11/11	CIT	(10,368)
Buy	GBP	320,000	11/11	MER	(28,628)
Buy	GBP	133,031	11/11	RBC	(4,053)
Buy	GBP	1,609,067	11/11	SSB	11,608
Buy	GBP	101,532	11/11	SSB	(5,994)
Buy	GBP	253,003	11/11	WPC	(667)
Sell	GBP	2,603,866	11/11	HSB	2,499
Sell	GBP	2,180,703	11/11	MSC	147,123
Sell	GBP	205,752	11/11	UBS	15,899
Sell	GBP	667,555	11/11	WPC	48,007
Buy	HKD	16,103,790	11/11	MSC	1,398
Buy	HKD	3,394,666	11/11	RBC	252
Sell	HKD	5,019,653	11/11	WPC	(497)
Buy	JPY	55,440,971	11/11	RBC	(4,163)
Buy	JPY	19,000,000	11/11	TDB	(1,260)
Buy	JPY	25,828,737	11/11	UBS	(1,612)
Buy	JPY	221,971,780	11/11	WPC	(29,250)
Sell	JPY	179,373,901	11/11	HSB	19,440
Sell	JPY	40,000,000	11/11	MER	2,718
Sell	JPY	38,716,509	11/11	MSC	3,301
Sell	JPY	2,593,432	11/11	MSC	(199)
Sell	JPY	14,167,650	11/11	RBC	2,052
Sell	JPY	41,033,417	11/11	WPC	2,712
Buy	NOK	1,497,391	11/11	WPC	(1,994)
Sell	NOK	1,000,551	11/11	MSC	13,038
Buy	SEK	4,395,731	11/11	MSC	(47,380)
Buy	SEK	2,085,593	11/11	WPC	939
Sell	SEK	1,857,021	11/11	MER	19,198
Buy	SGD	894,756	11/11	MSC	(58,386)
Buy	SGD	262,489	11/11	WPC	(952)
Sell	SGD	321,295	11/11	CIT	19,325

Total Forward Foreign Currency Contracts					$(699,098)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)
(d)	Fair Value Measurements
The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 11 in Notes to Financial Statements) as of September 30, 2011:

			Level 2	Level 3
	Total Value at	Level 1	Significant	Significant
	September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets
Rights (1)	$17,084	$17,084	$—	$—
Preferred Stocks (1)	914,454	—	914,454	—
Common Stocks
Australia	760,430	—	760,430	—
Austria	547,323	—	547,323	—
Belgium	1,545,164	—	1,545,164	—
Canada	517,783	517,783	—	—
Cayman	422,398	—	422,398	—
China	727,984	—	727,984	—
Finland	1,035,339	—	1,035,339	—
France	10,372,285	—	10,372,285	—
Germany	10,739,399	—	10,739,399	—
Italy	1,434,846	—	1,434,846	—
Japan	20,155,129	—	20,155,129	—
Netherlands	4,941,982	—	4,941,982	—
Norway	923,209	—	923,209	—
Singapore	1,187,887	—	1,187,887	—
South Africa	453,056	—	453,056	—
South Korea	1,373,706	—	1,373,706	—
Spain	2,399,004	—	2,399,004	—
Sweden	2,409,612	—	2,409,612	—
Switzerland	4,585,385	—	4,585,385	—
Taiwan	712,528	712,528	—	—
United Kingdom	24,756,624	—	24,756,624	—

	92,001,073	1,230,311	90,770,762	—
Short-Term Investment	4,134,381	4,134,381	—	—
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	1,265,988	—	1,265,988	—

Total Assets	98,332,980	5,381,776	92,951,204	—

Liabilities
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	(1,965,086)	—	(1,965,086)	—

Total Liabilities	(1,965,086)	—	(1,965,086)	—

Total	$96,367,894	$5,381,776	$90,986,118	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-65

PACIFIC LIFE FUNDS Schedule of Investments (Continued) Explanation of Symbols and Terms September 30, 2011 (Unaudited)

Explanation of Symbols:

*	Non-income producing investments.

“	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

^	Investments with their principal amount adjusted for inflation.

§	Variable rate investments. The rate shown is based on the latest available information as of September 30, 2011. For Senior Loan Notes, the rate shown may represent a weighted average interest rate.

Ω	Investments were in default as of September 30, 2011.

±	The security is a perpetual bond and has no definite maturity date.

∞	Unsettled position. Contract rates do not take effect until settlement date.

~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.

◊	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Trust does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Trust’s Board of Trustees (the “Board”).

‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for securities sold short, futures contracts, written option contracts, swap contracts and/or reverse repurchase agreements, if any, as of September 30, 2011.

+	The values of these investments were determined by a Trustee Valuation Committee or determined by a Board approved valuation committee, or a delegate of the Board and then approved by the Board. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 2B in Notes to Financial Statements).

∆	Illiquid Investments. Investments were reported as illiquid by the portfolio manager pursuant to the Trust’s policy and procedures (See Note 2H in Notes to Financial Statements).

Counterparty Abbreviations:

BOA	Bank of America

BRC	Barclays

CIT	Citigroup

CSF	Credit Suisse

DUB	Deutsche Bank

GSC	Goldman Sachs

HSB	HSBC

JPM	JPMorgan Chase

MER	Merrill Lynch

MSC	Morgan Stanley

RBC	Royal Bank of Canada

RBS	Royal Bank of Scotland

SGG	Societe Generale Group

SSB	State Street Bank

TDB	Toronto Dominion Bank

UBS	UBS

WPC	Westpac Group

Currency Abbreviations:

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Chinese Renminbi

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

PHP	Philippine Peso

SEK	Swedish Krona

SGD	Singapore Dollar

TRY	Turkish Lira

TWD	Taiwan Dollar

USD	United States Dollar

ZAR	South African Rand

Other Abbreviations:

ADR	American Depositary Receipt

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

CPI	Consumer Price Index

CVA	Certificaten Van Aandelen (Dutch Certificate)

FDR	Fiduciary Depositary Receipt

GDR	Global Depositary Receipt

LI	London Stock Exchange

LIBOR	London Interbank Offered Rate

‘NY’	New York Shares

OTC	Over the Counter

REIT	Real Estate Investment Trust

SDR	Swedish Depository Receipt

XVTX	Virt-X Pan European Stock Exchange
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2011 (Unaudited)

	PL Floating	PL Floating	PL Inflation	PL Managed	PL Short Duration
	Rate Income	Rate Loan	Managed	Bond	Bond	PL Comstock
	Fund	Fund	Fund	Fund	Fund	Fund

ASSETS
Investments, at cost	$37,809,541	$93,543,077	$335,203,776	$468,215,760	$125,788,551	$183,349,998

Investments, at value	$36,201,893	$90,941,403	$327,638,272	$463,410,356	$125,456,338	$180,113,498
Repurchase agreements, at value	—	—	10,900,000	100,000	—	—
Cash (1)	66,765	45,155	14,700	—	—	—
Foreign currency held, at value (2)	—	—	214,513	342,927	—	—
Receivables:
Dividends and interest	156,439	255,017	1,620,134	2,571,960	788,013	296,874
Fund shares sold	—	106,508	—	69,130	—	155,347
Securities sold	763,585	15,526	8,134,192	11,779,064	558,574	289,769
Variation margin	—	—	29,218	—	539	—
Due from adviser	13,107	9,969	24,331	40,867	14,120	15,291
Forward foreign currency contracts appreciation	—	—	1,059,146	2,428,603	13,305	—
Prepaid expenses and other assets	21,308	718	1,809	3,041	3,503	1,325
Swap contracts, at value	—	—	639,426	3,639,145	—	—

Total Assets	37,223,097	91,374,296	350,275,741	484,385,093	126,834,392	180,872,104

LIABILITIES
Payables:
Securities purchased	3,686,014	630,250	93,751,645	74,863,668	137,565	13,960,954
Reverse repurchase agreement	—	—	17,201,148	7,565,625	—	—
Securities covering shorts	—	—	3,858,080	—	—	—
Variation margin	—	—	—	81,425	—	—
Due to brokers (3)	—	—	1,867,700	3,035,000	—	—
Accrued advisory fees	17,926	49,461	84,663	136,012	43,758	100,529
Accrued administration fees	4,137	11,414	31,749	51,005	16,409	20,516
Accrued support service expenses	—	3,749	10,028	16,684	—	7,428
Accrued custodian fees and expenses	8,424	8,962	16,178	48,858	9,797	10,859
Accrued transfer agency out-of-pocket expenses	—	4,808	12,621	20,952	6,563	9,341
Accrued legal, audit and tax service fees	840	6,823	23,718	39,420	12,295	17,533
Accrued trustees’ fees and expenses and deferred compensation	28	464	3,450	9,935	1,738	3,987
Accrued interest	—	—	3,627	310	—	—
Accrued other	10,845	8,307	18,856	41,168	10,619	10,367
Forward foreign currency contracts depreciation	—	—	1,134,119	3,466,021	—	—
Unfunded loan commitment depreciation	4,375	—	—	—	—	—
Outstanding options written, at value (premiums received $469,256 and $1,204,842)	—	—	577,443	567,863	—	—
Swap contracts, at value	—	—	261,206	2,941,433	—	—

Total Liabilities	3,732,589	724,238	118,856,231	92,885,379	238,744	14,141,514

NET ASSETS	$33,490,508	$90,650,058	$231,419,510	$391,499,714	$126,595,648	$166,730,590

NET ASSETS CONSIST OF:
Paid-in capital	$35,322,069	$90,805,321	$210,769,958	$388,364,503	$125,694,937	$200,369,983
Undistributed net investment income	488	2,796,238	7,459,959	7,439,398	982,870	1,629,539
Undistributed/accumulated net realized gain (loss)	(220,026)	(349,827)	9,679,309	(1,842,878)	246,542	(32,032,432)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	(1,612,023)	(2,601,674)	3,510,284	(2,461,309)	(328,701)	(3,236,500)

NET ASSETS	$33,490,508	$90,650,058	$231,419,510	$391,499,714	$126,595,648	$166,730,590

Class I Shares:
Shares of beneficial interest outstanding	3,528,018

Net Asset Value per share	$9.49

Class P Shares:
Shares of beneficial interest outstanding		9,176,507	20,629,298	36,508,502	12,586,881	16,650,250

Net Asset Value per share		$9.88	$11.22	$10.72	$10.06	$10.01

(1)	Includes margin deposits of $14,700 segregated for futures contracts in the PL Inflation Managed Fund.

(2)	The cost of foreign currency for the PL Inflation Managed and PL Managed Bond Funds was $217,557 and $349,352, respectively.

(3)	The PL Inflation Managed and PL Managed Bond Funds received cash collateral to mitigate risk of loss to certain counterparties, which will be repaid based on master netting arrangements between the Funds and the counterparty. The Funds invest such cash collateral in investments securities. (See Note 12 in Notes to Financial Statements).
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2011 (Unaudited)

		PL Large-Cap	PL Large-Cap	PL Main Street	PL Mid-Cap	PL Mid-Cap
	PL Growth LT	Growth	Value	Core	Equity	Growth
	Fund	Fund	Fund	Fund	Fund	Fund

ASSETS
Investments, at cost	$80,507,628	$84,962,142	$201,984,167	$143,663,885	$140,658,450	$52,396,429

Investments, at value	$82,737,947	$93,690,950	$211,098,931	$151,498,149	$133,512,652	$56,350,999
Foreign currency held, at value (1)	—	—	—	—	—	856
Receivables:
Dividends and interest	74,979	33,717	548,858	153,453	60,315	33,338
Fund shares sold	—	101,981	104,689	74,162	174,049	—
Securities sold	1,327,225	3,950,270	902,574	101,894	4,064,183	198,466
Foreign tax reclaim	10,741	—	12,405	—	—	6,105
Due from adviser	18,907	9,461	18,701	14,518	12,598	974
Forward foreign currency contracts appreciation	128,825	—	—	—	—	—
Prepaid expenses and other assets	926	817	1,864	1,267	1,119	547

Total Assets	84,299,550	97,787,196	212,688,022	151,843,443	137,824,916	56,591,285

LIABILITIES
Payables:
Securities purchased	631,156	2,458,395	—	—	3,616,511	422,270
Due to custodian in foreign currency (1)	128	—	—	—	—	—
Accrued advisory fees	44,147	59,928	115,804	58,404	69,913	33,581
Accrued administration fees	12,040	12,399	26,724	19,468	16,134	7,196
Accrued support service expenses	2,671	4,087	10,143	3,647	5,988	687
Accrued custodian fees and expenses	19,123	7,888	7,020	7,573	8,669	19,794
Accrued transfer agency out-of-pocket expenses	6,299	5,553	12,621	8,571	7,573	3,282
Accrued legal, audit and tax service fees	12,065	10,467	23,800	16,348	14,284	6,267
Accrued trustees’ fees and expenses and deferred compensation	3,711	6,631	5,485	2,069	1,508	3,480
Accrued other	8,639	6,200	13,682	9,492	8,435	4,131
Forward foreign currency contracts depreciation	323	—	—	—	—	—

Total Liabilities	740,302	2,571,548	215,279	125,572	3,749,015	500,688

NET ASSETS	$83,559,248	$95,215,648	$212,472,743	$151,717,871	$134,075,901	$56,090,597

NET ASSETS CONSIST OF:
Paid-in capital	$99,781,738	$85,687,506	$219,160,338	$173,554,850	$152,203,501	$44,954,817
Undistributed/accumulated net investment income (loss)	722,925	(143,230)	2,932,953	1,119,622	452,174	(72,549)
Undistributed/accumulated net realized gain (loss)	(19,306,723)	942,564	(18,737,290)	(30,790,818)	(11,433,976)	7,253,840
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	2,361,308	8,728,808	9,116,742	7,834,217	(7,145,798)	3,954,489

NET ASSETS	$83,559,248	$95,215,648	$212,472,743	$151,717,871	$134,075,901	$56,090,597

Class P Shares:
Shares of beneficial interest outstanding	7,940,211	11,776,271	21,321,917	17,125,695	16,087,973	6,630,256

Net Assets Value per share	$10.52	$8.09	$9.96	$8.86	$8.33	$8.46

(1)	The cost of foreign currency for the PL Growth LT and PL Mid-Cap Growth Funds was ($131) and $893, respectively.
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2011 (Unaudited)

	PL Small-Cap	PL Small-Cap		PL Emerging	PL International	PL International
	Growth	Value	PL Real Estate	Markets	Large-Cap	Value
	Fund	Fund	Fund	Fund	Fund	Fund

ASSETS
Investments, at cost	$28,117,575	$68,441,405	$33,720,102	$65,392,452	$166,282,698	$112,139,502

Investments, at value	$29,779,649	$71,385,552	$41,654,645	$68,880,783	$166,896,283	$97,066,992
Cash	—	—	—	—	—	160,000
Foreign currency held, at value (1)	—	—	—	277,531	249,385	307,060
Receivables:
Dividends and interest	2,982	68,041	95,945	89,939	376,719	353,339
Fund shares sold	41,620	—	—	97,143	347,243	210,695
Securities sold	88,888	234,981	—	51,202	4,351,360	929,008
Foreign tax reclaim	—	—	—	1,610	220,810	91,789
Due from adviser	6,897	6,281	4,293	43,219	30,753	27,200
Forward foreign currency contracts appreciation	—	—	—	—	—	1,265,988
Prepaid expenses and other assets	261	642	374	1,154	1,040	729

Total Assets	29,920,297	71,695,497	41,755,257	69,442,581	172,473,593	100,412,800

LIABILITIES
Payables:
Securities purchased	179,608	1,635,247	303,980	362,025	4,562,878	3,953,574
Accrued advisory fees	14,433	45,099	31,254	44,531	103,872	45,955
Accrued administration fees	3,608	9,020	5,209	8,350	18,330	10,605
Accrued support service expenses	1,410	3,175	169	—	6,190	4,176
Accrued custodian fees and expenses	13,507	10,511	7,147	60,046	41,404	40,907
Accrued transfer agency out-of-pocket expenses	1,767	4,027	2,524	3,546	7,825	5,301
Accrued legal, audit and tax service fees	3,330	7,855	4,758	6,431	14,608	9,932
Accrued trustees’ fees and expenses and deferred compensation	2,100	227	647	1,017	3,176	4,226
Accrued foreign capital gains tax	—	—	—	36,060	—	—
Accrued other	2,725	5,372	2,990	13,924	10,169	8,173
Forward foreign currency contracts depreciation	—	—	—	—	—	1,965,086

Total Liabilities	222,488	1,720,533	358,678	535,930	4,768,452	6,047,935

NET ASSETS	$29,697,809	$69,974,964	$41,396,579	$68,906,651	$167,705,141	$94,364,865

NET ASSETS CONSIST OF:
Paid-in capital	$35,989,445	$72,464,938	$44,068,227	$65,327,788	$181,294,704	$155,290,138
Undistributed/accumulated net investment income (loss)	(74,265)	805,778	184,404	143,676	2,871,499	2,088,310
Accumulated net realized loss	(7,879,445)	(6,239,571)	(10,790,595)	(9,288)	(17,067,397)	(47,266,577)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	1,662,074	2,943,819	7,934,543	3,444,475	606,335	(15,747,006)

NET ASSETS	$29,697,809	$69,974,964	$41,396,579	$68,906,651	$167,705,141	$94,364,865

Class P Shares:
Shares of beneficial interest outstanding	3,233,660	7,920,404	4,189,255	5,905,054	13,244,752	12,415,506

Net Asset Value per share	$9.18	$8.83	$9.88	$11.67	$12.66	$7.60

(1)	The cost of foreign currency for the PL Emerging Markets, PL International Large-Cap and PL International Value Funds was $283,122, $250,095 and $311,972, respectively.
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2011 (Unaudited)

	PL Floating	PL Floating	PL Inflation	PL Managed	PL Short Duration
	Rate Income	Rate Loan	Managed	Bond	Bond	PL Comstock
	Fund (1)	Fund	Fund	Fund	Fund	Fund

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$—	$—	$3,750	$132,935	$—	$1,898,780
Dividends from mutual fund investments	1	—	—	1	—	3
Interest, net of foreign taxes withheld	386,927	2,256,406	6,584,911	5,906,092	1,073,621	—
Other	—	15,414	—	—	—	—

Total Investment Income	386,928	2,271,820	6,588,661	6,039,028	1,073,621	1,898,783

EXPENSES
Advisory fees	52,310	343,567	501,318	817,208	260,554	644,438
Administration fees	12,071	68,713	187,994	306,453	97,708	128,888
Support services expenses	750	10,851	22,375	36,985	12,785	16,431
Custodian fees and expenses	8,424	10,550	20,913	52,637	12,780	13,174
Shareholder report expenses	6,397	2,635	7,088	11,819	3,684	5,269
Transfer agency out-of-pocket expenses	—	9,817	26,516	44,021	13,797	19,621
Registration fees	1,135	1,259	3,395	5,638	1,773	2,511
Legal, audit and tax service fees	915	9,151	24,771	41,109	12,939	18,336
Trustees’ fees and expenses	167	2,103	5,678	9,427	2,956	4,201
Offering expenses	16,475	—	—	—	—	—
Interest expense	—	—	10,430	1,426	—	—
Other	4,391	15,826	31,236	63,783	16,133	9,088

Total Expenses	103,035	474,472	841,714	1,390,506	435,109	861,957
Advisory Fee Waiver (2)	—	(45,809)	—	—	—	(12,889)
Adviser Reimbursement (3)	(38,654)	(62,191)	(141,971)	(265,419)	(76,847)	(88,631)

Net Expenses	64,381	366,472	699,743	1,125,087	358,262	760,437

NET INVESTMENT INCOME	322,547	1,905,348	5,888,918	4,913,941	715,359	1,138,346

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions	(176,207)	172,038	10,068,050	1,602,934	294,126	3,197,067
Closed short positions	—	—	54,954	(7,749)	(2,812)	—
Futures contracts and swap transactions	(43,819)	—	221,485	(1,096,632)	15,801	—
Written option transactions	—	—	166,694	(1,742,400)	—	—
Foreign currency transactions	—	—	1,537,618	2,042,994	(1,072)	—

Net Realized Gain (Loss)	(220,026)	172,038	12,048,801	799,147	306,043	3,197,067

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities	(1,607,648)	(4,398,339)	(2,267,794)	(7,881,987)	(809,748)	(36,670,371)
Unfunded loan commitments	(4,375)	—	—	—	—	—
Short positions	—	—	—	(12,474)	—	—
Futures contracts and swaps	—	—	97,828	1,546,035	18,588	—
Written options	—	—	(5,261)	917,241	—	—
Foreign currencies	—	—	429,582	(1,501,719)	11,690	—

Change in Net Unrealized Depreciation	(1,612,023)	(4,398,339)	(1,745,645)	(6,932,904)	(779,470)	(36,670,371)

NET GAIN (LOSS)	(1,832,049)	(4,226,301)	10,303,156	(6,133,757)	(473,427)	(33,473,304)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,509,502)	$(2,320,953)	$16,192,074	$(1,219,816)	$241,932	$(32,334,958)

Foreign taxes withheld on dividends and interest	$—	$—	$—	$17,766	$—	$32,507

(1)	Operations commenced on June 30, 2011.

(2)	See Note 3 in Notes to Financial Statements.

(3)	See Note 5 in Notes to Financial Statements.
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF OPERATIONS (Continued)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2011 (Unaudited)

		PL Large-Cap	PL Large-Cap	PL Main Street	PL Mid-Cap	PL Mid-Cap
	PL Growth LT	Growth	Value	Core	Equity	Growth
	Fund	Fund	Fund	Fund	Fund	Fund

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$725,804	$314,223	$2,980,941	$1,210,236	$876,427	$183,996
Dividends from mutual fund investments	—	—	2	2	—	1
Interest, net of foreign taxes withheld	151	—	—	—	—	58

Total Investment Income	725,955	314,223	2,980,943	1,210,238	876,427	184,055

EXPENSES
Advisory fees	316,119	386,632	752,162	366,491	446,185	219,091
Administration fees	86,214	77,326	173,576	122,164	102,966	46,948
Support services expenses	11,996	9,740	22,230	15,316	13,281	6,355
Custodian fees and expenses	24,639	9,229	9,197	10,173	10,838	15,141
Shareholder report expenses	3,614	3,124	7,088	4,918	4,244	1,865
Transfer agency out-of-pocket expenses	13,522	11,670	26,521	18,296	15,913	6,901
Registration fees	1,732	1,496	3,400	2,344	2,040	889
Legal, audit and tax service fees	12,631	10,891	24,752	17,087	14,850	6,416
Trustees’ fees and expenses	2,895	2,499	5,681	3,918	3,409	1,480
Other	11,615	5,570	10,894	7,859	7,795	5,082

Total Expenses	484,977	518,177	1,035,501	568,566	621,521	310,168
Advisory Fee Waiver (1)	—	(12,888)	—	—	—	—
Adviser Reimbursement (2)	(82,644)	(54,218)	(109,763)	(79,911)	(72,370)	(44,129)

Net Expenses	402,333	451,071	925,738	488,655	549,151	266,039

NET INVESTMENT INCOME (LOSS)	323,622	(136,848)	2,055,205	721,583	327,276	(81,984)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions	668,159	1,153,163	(74,422)	(242,711)	3,862,427	4,788,218
Foreign currency transactions	(41,647)	—	3,960	(1,398)	—	(17,419)

Net Realized Gain (Loss)	626,512	1,153,163	(70,462)	(244,109)	3,862,427	4,770,799

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities	(18,655,967)	(14,388,499)	(35,919,351)	(22,094,075)	(34,449,262)	(16,095,815)
Foreign currencies	169,521	—	164	(47)	—	(280)

Change in Net Unrealized Depreciation	(18,486,446)	(14,388,499)	(35,919,187)	(22,094,122)	(34,449,262)	(16,096,095)

NET LOSS	(17,859,934)	(13,235,336)	(35,989,649)	(22,338,231)	(30,586,835)	(11,325,296)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(17,536,312)	$(13,372,184)	$(33,934,444)	$(21,616,648)	$(30,259,559)	$(11,407,280)

Foreign taxes withheld on dividends and interest	$26,646	$502	$70,147	$1,477	$—	$10,173

(1)	See Note 3 in Notes to Financial Statements.

(2)	See Note 5 in Notes to Financial Statements.
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF OPERATIONS (Continued)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2011 (Unaudited)

	PL Small-Cap	PL Small-Cap		PL Emerging	PL International	PL International
	Growth	Value	PL Real Estate	Markets	Large-Cap	Value
	Fund	Fund	Fund	Fund	Fund	Fund

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$46,422	$896,649	$421,933	$866,755	$2,541,435	$2,085,534
Dividends from mutual fund investments	—	2	—	—	—	—
Interest, net of foreign taxes withheld	—	—	83	—	654	1,885

Total Investment Income	46,422	896,651	422,016	866,755	2,542,089	2,087,419

EXPENSES
Advisory fees	94,933	286,935	203,210	263,955	625,865	306,551
Administration fees	23,733	57,387	33,868	49,492	110,447	70,743
Support services expenses	3,099	7,315	5,030	10,664	14,224	9,879
Custodian fees and expenses	16,134	10,204	8,044	107,477	59,247	55,793
Shareholder report expenses	980	2,354	1,400	1,935	4,407	2,985
Transfer agency out-of-pocket expenses	3,713	8,753	5,305	7,160	16,433	11,134
Registration fees	476	1,125	680	914	2,098	1,423
Legal, audit and tax service fees	3,465	8,157	4,951	6,695	15,385	10,416
Trustees’ fees and expenses	795	1,876	1,136	1,532	3,515	2,383
Other	5,385	7,541	3,528	22,379	15,626	11,989

Total Expenses	152,713	391,647	267,152	472,203	867,247	483,296
Adviser Reimbursement (1)	(34,047)	(47,325)	(30,074)	(158,756)	(130,936)	(106,002)

Net Expenses	118,666	344,322	237,078	313,447	736,311	377,294

NET INVESTMENT INCOME (LOSS)	(72,244)	552,329	184,938	553,308	1,805,778	1,710,125

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions	259,996	487,796	986,314	1,788,032	(964,071)	(1,657,595)
Futures contract transactions	—	—	—	—	—	(261,423)
Foreign currency transactions	679	(427)	(3)	(77,060)	(37,361)	1,218,173

Net Realized Gain (Loss)	260,675	487,369	986,311	1,710,972	(1,001,432)	(700,845)

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities (2)	(8,113,247)	(14,661,084)	(7,500,970)	(17,659,061)	(28,980,667)	(20,137,628)
Futures contracts	—	—	—	—	—	972
Foreign currencies	—	(328)	—	(7,360)	(21,906)	(767,574)

Change in Net Unrealized Depreciation	(8,113,247)	(14,661,412)	(7,500,970)	(17,666,421)	(29,002,573)	(20,904,230)

NET LOSS	(7,852,572)	(14,174,043)	(6,514,659)	(15,955,449)	(30,004,005)	(21,605,075)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,924,816)	$(13,621,714)	$(6,329,721)	$(15,402,141)	$(28,198,227)	$(19,894,950)

Foreign taxes withheld on dividends and interest	$—	$7,657	$2,141	$82,827	$363,061	$297,462

(1)	See Note 5 in Notes to Financial Statements.

(2)	Change in net unrealized appreciation (depreciation) on investment securities for the PL Emerging Markets Fund was net of increase in deferred foreign capital gains tax of $21,268.
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	PL Floating Rate	PL Floating Rate		PL Inflation
	Income Fund (1)	Loan Fund		Managed Fund
		Six-Month		Six-Month
	Period Ended	Period Ended		Period Ended
	September 30,	September 30,	Year Ended	September 30,	Year Ended
	2011 (2)	2011 (2)	March 31, 2011	2011 (2)	March 31, 2011

OPERATIONS
Net investment income	$322,547	$1,905,348	$2,925,912	$5,888,918	$4,287,172
Net realized gain (loss)	(220,026)	172,038	625,495	12,048,801	9,060,553
Change in net unrealized appreciation (depreciation)	(1,612,023)	(4,398,339)	516,066	(1,745,645)	834,235

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,509,502)	(2,320,953)	4,067,473	16,192,074	14,181,960

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	—	(576,673)	—	(1,981,141)
Class P	—	—	(1,463,098)	—	(1,520,135)
Class I	(322,059)	—	—	—	—
Net realized gains
Class A	—	—	—	—	—
Class P	—	—	—	—	(3,913,597)

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	(322,059)	—	(2,039,771)	—	(7,414,873)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	—	—	7,659,141	—	20,082,422
Class P	—	11,809,332	24,589,520	17,635,781	69,727,535
Class I	35,000,010	—	—	—	—
Dividends and distribution reinvestments
Class A	—	—	576,673	—	1,978,436
Class P	—	—	1,463,098	—	5,433,732
Class I	322,059	—	—	—	—
Cost of shares repurchased
Class A	—	—	(232,057)	—	(4,960,351)
Class P	—	(4,903,921)	(3,140,337)	(31,764,746)	(19,125,619)
Share class conversions
Class A (3)	—	—	(59,055,247)	—	169,787,788
Class P (3)	—	—	59,055,247	—	(169,787,788)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	35,322,069	6,905,411	30,916,038	(14,128,965)	73,136,155

NET INCREASE IN NET ASSETS	33,490,508	4,584,458	32,943,740	2,063,109	79,903,242

NET ASSETS
Beginning of Year or Period	—	86,065,600	53,121,860	229,356,401	149,453,159

End of Year or Period	$33,490,508	$90,650,058	$86,065,600	$231,419,510	$229,356,401

Undistributed Net Investment Income	$488	$2,796,238	$890,890	$7,459,959	$1,571,041

(1)	Operations commenced on June 30, 2011 (see Note 1 in Notes to Financial Statements).

(2)	Unaudited.

(3)	Class A shares were converted to Class P shares on July 2, 2010 (see Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Managed Bond		PL Short Duration		PL Comstock
	Fund		Bond Fund		Fund
	Six-Month		Six-Month		Six-Month
	Period Ended		Period Ended		Period Ended
	September 30,	Year Ended	September 30,	Year Ended	September 30,	Year Ended
	2011 (1)	March 31, 2011	2011 (1)	March 31, 2011	2011 (1)	March 31, 2011

OPERATIONS
Net investment income	$4,913,941	$6,582,841	$715,359	$969,429	$1,138,346	$1,635,028
Net realized gain	799,147	9,493,481	306,043	539,458	3,197,067	3,283,482
Change in net unrealized appreciation (depreciation)	(6,932,904)	1,054,913	(779,470)	(174,321)	(36,670,371)	16,761,825

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,219,816)	17,131,235	241,932	1,334,566	(32,334,958)	21,680,335

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	(2,619,779)	—	(226,394)	—	(236,849)
Class P	—	(5,686,622)	—	(548,974)	—	(1,140,637)
Net realized gains
Class A	—	(2,540,364)	—	—	—	—
Class P	—	(8,056,500)	—	(403,149)	—	—

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	—	(18,903,265)	—	(1,178,517)	—	(1,377,486)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	—	33,695,419	—	14,306,748	—	8,415,520
Class P	40,670,321	122,376,254	13,975,628	43,262,438	36,528,188	23,950,764
Dividends and distribution reinvestments
Class A	—	5,154,057	—	226,240	—	236,711
Class P	—	13,743,122	—	952,123	—	1,140,637
Cost of shares repurchased
Class A	—	(7,768,096)	—	(952,151)	—	(1,921,221)
Class P	(26,933,261)	(22,403,735)	(8,755,135)	(12,491,880)	(3,927,905)	(13,829,114)
Share class conversions
Class A (2)	—	(268,664,284)	—	(89,594,322)	—	(119,192,019)
Class P (2)	—	268,664,284	—	89,594,322	—	119,192,019

Net Increase in Net Assets from Capital Share Transactions	13,737,060	144,797,021	5,220,493	45,303,518	32,600,283	17,993,297

NET INCREASE IN NET ASSETS	12,517,244	143,024,991	5,462,425	45,459,567	265,325	38,296,146

NET ASSETS
Beginning of Year or Period	378,982,470	235,957,479	121,133,223	75,673,656	166,465,265	128,169,119

End of Year or Period	$391,499,714	$378,982,470	$126,595,648	$121,133,223	$166,730,590	$166,465,265

Undistributed Net Investment Income	$7,439,398	$2,525,457	$982,870	$267,511	$1,629,539	$491,193

(1)	Unaudited.

(2)	Class A shares were converted to Class P shares on July 2, 2010 (see Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Growth LT		PL Large-Cap Growth		PL Large-Cap Value
	Fund		Fund		Fund
	Six-Month		Six-Month		Six-Month
	Period Ended		Period Ended		Period Ended
	September 30,	Year Ended	September 30,	Year Ended	September 30,	Year Ended
	2011 (1)	March 31, 2011	2011 (1)	March 31, 2011	2011 (1)	March 31, 2011

OPERATIONS
Net investment income (loss)	$323,622	$570,028	$(136,848)	$(84,438)	$2,055,205	$2,942,019
Net realized gain (loss)	626,512	8,265,977	1,153,163	6,298,659	(70,462)	(1,819,227)
Change in net unrealized appreciation (depreciation)	(18,486,446)	2,461,139	(14,388,499)	11,649,279	(35,919,187)	26,049,979

Net Increase (Decrease) in Net Assets Resulting from Operations	(17,536,312)	11,297,144	(13,372,184)	17,863,500	(33,934,444)	27,172,771

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	—	—	—	—	(467,480)
Class P	—	—	—	—	—	(2,058,011)
Net realized gains
Class A	—	—	—	—	—	—
Class P	—	—	—	—	—	—

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	—	—	—	—	—	(2,525,491)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	—	5,457,542	—	4,037,967	—	14,633,209
Class P	13,566,237	20,262,936	11,518,838	26,906,134	28,923,096	44,341,564
Dividends and distribution reinvestments
Class A	—	—	—	—	—	467,255
Class P	—	—	—	—	—	2,058,011
Cost of shares repurchased
Class A	—	(1,796,334)	—	(1,396,630)	—	(3,090,654)
Class P	(28,046,504)	(8,864,918)	(2,031,892)	(9,416,192)	(10,951,498)	(16,932,785)
Share class conversions
Class A (2)	—	(82,580,720)	—	(56,182,987)	—	(153,219,431)
Class P (2)	—	82,580,720	—	56,182,987	—	153,219,431

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(14,480,267)	15,059,226	9,486,946	20,131,279	17,971,598	41,476,600

NET INCREASE (DECREASE) IN NET ASSETS	(32,016,579)	26,356,370	(3,885,238)	37,994,779	(15,962,846)	66,123,880

NET ASSETS
Beginning of Year or Period	115,575,827	89,219,457	99,100,886	61,106,107	228,435,589	162,311,709

End of Year or Period	$83,559,248	$115,575,827	$95,215,648	$99,100,886	$212,472,743	$228,435,589

Undistributed/Accumulated Net Investment Income (Loss)	$722,925	$399,303	$(143,230)	$(6,382)	$2,932,953	$877,748

(1)	Unaudited.

(2)	Class A shares were converted to Class P shares on July 2, 2010 (see Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Main Street Core		PL Mid-Cap Equity		PL Mid-Cap Growth
	Fund		Fund		Fund
	Six-Month		Six-Month		Six-Month
	Period Ended		Period Ended		Period Ended
	September 30,	Year Ended	September 30,	Year Ended	September 30,	Year Ended
	2011 (1)	March 31, 2011	2011 (1)	March 31, 2011	2011 (1)	March 31, 2011

OPERATIONS
Net investment income (loss)	$721,583	$1,305,535	$327,276	$1,003,153	$(81,984)	$131,973
Net realized gain (loss)	(244,109)	7,391,931	3,862,427	13,268,146	4,770,799	7,350,264
Change in net unrealized appreciation (depreciation)	(22,094,122)	8,326,713	(34,449,262)	10,335,351	(16,096,095)	8,770,729

Net Increase (Decrease) in Net Assets Resulting from Operations	(21,616,648)	17,024,179	(30,259,559)	24,606,650	(11,407,280)	16,252,966

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	(95,654)	—	(47,048)	—	—
Class P	—	(819,251)	—	(877,377)	—	(105,080)
Net realized gains
Class A	—	—	—	—	—	(524,490)
Class P	—	—	—	—	—	(4,624,405)

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	—	(914,905)	—	(924,425)	—	(5,253,975)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	—	8,538,755	—	7,987,693	—	997,962
Class P	18,468,134	24,547,598	31,326,995	16,991,531	5,192,727	8,108,597
Dividends and distribution reinvestments
Class A	—	95,654	—	47,047	—	523,636
Class P	—	819,251	—	877,377	—	4,729,485
Cost of shares repurchased
Class A	—	(125,274)	—	(3,190,726)	—	(5,043,424)
Class P	(3,023,217)	(38,124,068)	(2,746,922)	(12,289,913)	(2,170,427)	(10,833,939)
Share class conversions
Class A (2)	—	(136,507,682)	—	(96,440,538)	—	(48,202,865)
Class P (2)	—	136,507,682	—	96,440,538	—	48,202,865

Net Increase (Decrease) in Net Assets from Capital Share Transactions	15,444,917	(4,248,084)	28,580,073	10,423,009	3,022,300	(1,517,683)

NET INCREASE (DECREASE) IN NET ASSETS	(6,171,731)	11,861,190	(1,679,486)	34,105,234	(8,384,980)	9,481,308

NET ASSETS
Beginning of Year or Period	157,889,602	146,028,412	135,755,387	101,650,153	64,475,577	54,994,269

End of Year or Period	$151,717,871	$157,889,602	$134,075,901	$135,755,387	$56,090,597	$64,475,577

Undistributed/Accumulated Net Investment Income (Loss)	$1,119,622	$398,039	$452,174	$124,898	$(72,549)	$9,435

(1)	Unaudited.

(2)	Class A shares were converted to Class P shares on July 2, 2010 (see Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Small-Cap Growth		PL Small-Cap Value		PL Real Estate
	Fund		Fund		Fund
	Six-Month		Six-Month		Six-Month
	Period Ended		Period Ended		Period Ended
	September 30,	Year Ended	September 30,	Year Ended	September 30,	Year Ended
	2011 (1)	March 31, 2011	2011 (1)	March 31, 2011	2011 (1)	March 31, 2011

OPERATIONS
Net investment income (loss)	$(72,244)	$(171,915)	$552,329	$985,586	$184,938	$286,040
Net realized gain	260,675	3,696,262	487,369	3,286,911	986,311	3,406,977
Change in net unrealized appreciation (depreciation)	(8,113,247)	3,595,499	(14,661,412)	11,588,543	(7,500,970)	4,637,930

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,924,816)	7,119,846	(13,621,714)	15,861,040	(6,329,721)	8,330,947

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	—	—	(68,741)	—	(68,821)
Class P	—	—	—	(638,985)	—	(270,054)
Net realized gains
Class A	—	—	—	—	—	—
Class P	—	—	—	—	—	—

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	—	—	—	(707,726)	—	(338,875)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	—	241,073	—	1,360,677	—	179,622
Class P	5,277,026	6,958,753	8,756,939	27,468,646	8,393,082	7,071,793
Dividends and distribution reinvestments
Class A	—	—	—	68,740	—	68,818
Class P	—	—	—	638,985	—	270,054
Cost of shares repurchased
Class A	—	(2,114,592)	—	(1,398,444)	—	(3,964,447)
Class P	(9,558)	(5,541,320)	(1,407,357)	(5,217,990)	(2,526,677)	(6,110,043)
Share class conversions
Class A (2)	—	(21,274,966)	—	(35,260,361)	—	(31,360,853)
Class P (2)	—	21,274,966	—	35,260,361	—	31,360,853

Net Increase (Decrease) in Net Assets from Capital Share Transactions	5,267,468	(456,086)	7,349,582	22,920,614	5,866,405	(2,484,203)

NET INCREASE (DECREASE) IN NET ASSETS	(2,657,348)	6,663,760	(6,272,132)	38,073,928	(463,316)	5,507,869

NET ASSETS
Beginning of Year or Period	32,355,157	25,691,397	76,247,096	38,173,168	41,859,895	36,352,026

End of Year or Period	$29,697,809	$32,355,157	$69,974,964	$76,247,096	$41,396,579	$41,859,895

Undistributed/Accumulated Net Investment Income (Loss)	$(74,265)	$(2,021)	$805,778	$253,449	$184,404	$(534)

(1)	Unaudited.

(2)	Class A shares were converted to Class P shares on July 2, 2010 (see Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Emerging Markets		PL International Large-Cap		PL International Value
	Fund		Fund		Fund
	Six-Month		Six-Month		Six-Month
	Period Ended		Period Ended		Period Ended
	September 30,	Year Ended	September 30,	Year Ended	September 30,	Year Ended
	2011 (1)	March 31, 2011	2011 (1)	March 31, 2011	2011 (1)	March 31, 2011

OPERATIONS
Net investment income	$553,308	$410,281	$1,805,778	$1,365,148	$1,710,125	$1,682,757
Net realized gain (loss)	1,710,972	5,064,457	(1,001,432)	(2,124,405)	(700,845)	2,245,933
Change in net unrealized appreciation (depreciation)	(17,666,421)	5,215,893	(29,002,573)	16,242,751	(20,904,230)	1,157,427

Net Increase (Decrease) in Net Assets Resulting from Operations	(15,402,141)	10,690,631	(28,198,227)	15,483,494	(19,894,950)	5,086,117

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	—	—	(926,192)	—	(468,259)
Class P	—	(940,708)	—	(261,079)	—	(1,543,617)
Net realized gains
Class A	—	—	—	—	—	—
Class P	—	—	—	—	—	—

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	—	(940,708)	—	(1,187,271)	—	(2,011,876)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	—	763,496	—	11,388,585	—	10,276,598
Class P	22,059,906	14,652,817	61,345,416	23,576,016	26,093,082	14,606,762
Dividends and distribution reinvestments
Class A	—	—	—	925,856	—	468,104
Class P	—	940,708	—	261,079	—	1,543,617
Cost of shares repurchased
Class A	—	(95,644)	—	(1,280,976)	—	(1,331,608)
Class P	(2,021,380)	(9,454,654)	(3,475,054)	(19,135,979)	(2,075,548)	(24,679,366)
Share class conversions
Class A (2)	—	(45,487,862)	—	(105,495,716)	—	(80,620,211)
Class P (2)	—	45,487,862	—	105,495,716	—	80,620,211

Net Increase in Net Assets from Capital Share Transactions	20,038,526	6,806,723	57,870,362	15,734,581	24,017,534	884,107

NET INCREASE IN NET ASSETS	4,636,385	16,556,646	29,672,135	30,030,804	4,122,584	3,958,348

NET ASSETS
Beginning of Year or Period	64,270,266	47,713,620	138,033,006	108,002,202	90,242,281	86,283,933

End of Year or Period	$68,906,651	$64,270,266	$167,705,141	$138,033,006	$94,364,865	$90,242,281

Undistributed/Accumulated Net Investment Income (Loss)	$143,676	$(409,632)	$2,871,499	$1,065,721	$2,088,310	$378,185

(1)	Unaudited.

(2)	Class A shares were converted to Class P shares on July 2, 2010 (see Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

PACIFIC LIFE FUNDS
FINANCIAL HIGHLIGHTS (1)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

	Investment Activities				Distributions			Ratios/Supplemental Data
												Ratios
											Ratios	of
	Net							Net		Net	of	Expenses	Ratios
	Asset		Net					Asset		Assets,	Expenses	After	of Net
	Value,		Realized		Distributions			Value,		End of	Before	Expense	Investment
	Beginning	Net	and	Total	from	Distributions		End of		Year or	Expense	Reductions	Income
	of Year	Investment	Unrealized	from	Net	from		Year		Period	Reductions	to Average	(Loss) to	Portfolio
	or	Income	Gain	Investment	Investment	Capital	Total	or	Total	(in	to Average	Net Assets	Average	Turnover
For the Year or Period Ended	Period	(Loss) (2)	(Loss)	Activities	Income	Gains	Distributions	Period	Returns (3)	thousands)	Net Assets (4)	(4), (5)	Net Assets (4)	Rates
PL Floating Rate Income Fund (1)
6/30/2011 - 9/30/2011 (6)	$10.00	$0.10	$(0.52)	$(0.42)	$(0.09)	$—	$(0.09)	$9.49	(4.19%)	$33,491	1.28%	0.80%	4.01%	51.39%
PL Floating Rate Loan Fund
4/1/2011 - 9/30/2011 (6)	$10.12	$0.21	$(0.45)	$(0.24)	$—	$—	$—	$9.88	(2.37%)	$90,650	1.04%	0.80%	4.16%	23.18%
4/1/2010 - 3/31/2011	9.88	0.34	0.19	0.53	(0.29)	—	(0.29)	10.12	5.51%	86,066	1.22%	0.90%	4.29%	92.44%
4/1/2009 - 3/31/2010	8.18	0.45	1.70	2.15	(0.45)	—	(0.45)	9.88	26.70%	53,122	1.54%	1.30%	4.78%	118.03%
6/30/2008 - 3/31/2009	10.00	0.39	(1.82)	(1.43)	(0.39)	—	(0.39)	8.18	(14.37%)	27,811	1.53%	1.30%	5.90%	56.30%

PL Inflation Managed Fund
4/1/2011 - 9/30/2011 (6)	$10.53	$0.26	$0.43	$0.69	$—	$—	$—	$11.22	6.55%	$231,420	0.67%	0.56%	4.70%	163.21%
4/1/2010 - 3/31/2011	10.10	0.24	0.61	0.85	(0.21)	(0.21)	(0.42)	10.53	8.56%	229,356	0.82%	0.64%	2.31%	322.90%
4/1/2009 - 3/31/2010	9.59	0.29	0.62	0.91	(0.40)	—	(0.40)	10.10	9.68%	149,453	1.21%	0.95%	2.90%	299.61%
4/1/2008 - 3/31/2009	11.08	0.39	(0.80)	(0.41)	(0.41)	(0.67)	(1.08)	9.59	(3.85%)	81,266	1.35%	1.01%	3.94%	745.76%
4/1/2007 - 3/31/2008	10.13	0.49	0.95	1.44	(0.49)	—	(0.49)	11.08	14.80%	122,386	1.49%	1.15%	4.77%	474.46%
4/1/2006 - 3/31/2007	10.00	0.26	0.14	0.40	(0.27)	—	(0.27)	10.13	4.15%	82,340	1.78%	1.39%	2.60%	356.40%

PL Managed Bond Fund
4/1/2011 - 9/30/2011 (6)	$10.75	$0.13	$(0.16)	$(0.03)	$—	$—	$—	$10.72	(0.19%)	$391,500	0.68%	0.55%	2.41%	234.99%
4/1/2010 - 3/31/2011	10.75	0.24	0.43	0.67	(0.30)	(0.37)	(0.67)	10.75	6.31%	378,982	0.82%	0.63%	2.16%	501.72%
4/1/2009 - 3/31/2010	9.70	0.30	1.48	1.78	(0.50)	(0.23)	(0.73)	10.75	18.68%	235,957	1.22%	0.95%	2.86%	351.53%
4/1/2008 - 3/31/2009	10.73	0.43	(0.45)	(0.02)	(0.55)	(0.46)	(1.01)	9.70	0.07%	137,724	1.30%	1.01%	4.36%	441.01%
4/1/2007 - 3/31/2008	10.16	0.42	0.53	0.95	(0.37)	(0.01)	(0.38)	10.73	9.44%	175,800	1.50%	1.15%	4.05%	424.71%
4/1/2006 - 3/31/2007	9.98	0.35	0.22	0.57	(0.39)	—	(0.39)	10.16	5.90%	101,940	1.82%	1.39%	3.49%	477.64%

PL Short Duration Bond Fund
4/1/2011 - 9/30/2011 (6)	$10.04	$0.06	$(0.04)	$0.02	$—	$—	$—	$10.06	0.20%	$126,596	0.67%	0.55%	1.10%	138.03%
4/1/2010 - 3/31/2011	10.00	0.10	0.06	0.16	(0.08)	(0.04)	(0.12)	10.04	1.57%	121,133	0.81%	0.64%	1.00%	195.72%
4/1/2009 - 3/31/2010	9.69	0.18	0.33	0.51	(0.20)	—	(0.20)	10.00	5.27%	75,674	1.22%	0.95%	1.84%	167.12%
4/1/2008 - 3/31/2009	10.22	0.32	(0.25)	0.07	(0.31)	(0.29)	(0.60)	9.69	0.75%	47,355	1.26%	1.02%	3.20%	146.36%
4/1/2007 - 3/31/2008	9.81	0.35	0.41	0.76	(0.35)	—	(0.35)	10.22	7.86%	83,683	1.42%	1.15%	3.48%	41.74%
4/1/2006 - 3/31/2007	9.76	0.32	0.04	0.36	(0.31)	—	(0.31)	9.81	3.76%	66,823	1.75%	1.39%	3.28%	77.84%

PL Comstock Fund
4/1/2011 - 9/30/2011 (6)	$12.13	$0.08	$(2.20)	$(2.12)	$—	$—	$—	$10.01	(17.48%)	$166,731	1.00%	0.89%	1.32%	12.33%
4/1/2010 - 3/31/2011	10.69	0.13	1.41	1.54	(0.10)	—	(0.10)	12.13	14.55%	166,465	1.13%	0.99%	1.16%	30.58%
4/1/2009 - 3/31/2010	6.95	0.09	3.74	3.83	(0.09)	—	(0.09)	10.69	55.34%	128,169	1.51%	1.30%	0.93%	27.65%
4/1/2008 - 3/31/2009	11.84	0.16	(4.89)	(4.73)	(0.16)	—	(0.16)	6.95	(40.11%)	74,862	1.58%	1.37%	1.68%	59.96%
4/1/2007 - 3/31/2008	14.11	0.15	(1.95)	(1.80)	(0.12)	(0.35)	(0.47)	11.84	(13.16%)	124,271	1.77%	1.50%	1.09%	23.28%
4/1/2006 - 3/31/2007	12.92	0.12	1.55	1.67	(0.11)	(0.37)	(0.48)	14.11	13.21%	83,788	2.11%	1.74%	0.92%	40.11%

PL Growth LT Fund
4/1/2011 - 9/30/2011 (6)	$12.42	$0.03	$(1.93)	$(1.90)	$—	$—	$—	$10.52	(15.30%)	$83,559	0.84%	0.70%	0.56%	50.86%
4/1/2010 - 3/31/2011	11.21	0.07	1.14	1.21	—	—	—	12.42	10.79%	115,576	0.95%	0.79%	0.58%	82.71%
4/1/2009 - 3/31/2010	7.74	0.02	3.60	3.62	(0.15)	—	(0.15)	11.21	47.26%	89,219	1.37%	1.10%	0.19%	60.31%
4/1/2008 - 3/31/2009	12.63	0.03	(4.63)	(4.60)	—	(0.29)	(0.29)	7.74	(37.27%)	74,158	1.42%	1.15%	0.32%	80.89%
4/1/2007 - 3/31/2008	13.10	0.05	(0.22)	(0.17)	(0.05)	(0.25)	(0.30)	12.63	(1.55%)	77,196	1.66%	1.30%	0.36%	81.50%
4/1/2006 - 3/31/2007	12.23	(0.01)	0.98	0.97	—	(0.10)	(0.10)	13.10	7.95%	61,954	1.95%	1.54%	(0.08%)	37.99%

PL Large-Cap Growth Fund
4/1/2011 - 9/30/2011 (6)	$9.23	$(0.01)	$(1.13)	$(1.14)	$—	$—	$—	$8.09	(12.35%)	$95,216	1.01%	0.88%	(0.27%)	37.38%
4/1/2010 - 3/31/2011	7.71	(0.01)	1.53	1.52	—	—	—	9.23	19.72%	99,101	1.12%	0.95%	(0.11%)	101.69%
4/1/2009 - 3/31/2010	5.44	(0.03)	2.30	2.27	—	—	—	7.71	41.73%	61,106	1.59%	1.28%	(0.38%)	115.83%
4/1/2008 - 3/31/2009	9.24	(0.05)	(3.75)	(3.80)	—	—	—	5.44	(41.13%)	16,515	1.81%	1.37%	(0.61%)	179.61%
4/1/2007 - 3/31/2008	9.43	(0.08)	(0.11)	(0.19)	—	—	—	9.24	(2.01%)	26,235	1.92%	1.50%	(0.79%)	178.83%
4/1/2006 - 3/31/2007	10.85	(0.09)	(0.40)	(0.49)	—	(0.93)	(0.93)	9.43	(3.80%)	29,713	2.43%	1.73%	(0.93%)	147.66%

PL Large-Cap Value Fund
4/1/2011 - 9/30/2011 (6)	$11.59	$0.10	$(1.73)	$(1.63)	$—	$—	$—	$9.96	(14.06%)	$212,473	0.89%	0.80%	1.78%	10.41%
4/1/2010 - 3/31/2011	10.42	0.16	1.15	1.31	(0.14)	—	(0.14)	11.59	12.69%	228,436	1.01%	0.89%	1.56%	18.76%
4/1/2009 - 3/31/2010	7.35	0.14	3.07	3.21	(0.14)	—	(0.14)	10.42	43.79%	162,312	1.38%	1.20%	1.52%	16.28%
4/1/2008 - 3/31/2009	11.59	0.16	(4.27)	(4.11)	(0.12)	(0.01)	(0.13)	7.35	(35.61%)	62,931	1.48%	1.25%	1.63%	38.49%
4/1/2007 - 3/31/2008	13.03	0.10	(1.21)	(1.11)	(0.08)	(0.25)	(0.33)	11.59	(8.80%)	68,901	1.69%	1.40%	0.79%	24.35%
4/1/2006 - 3/31/2007	12.67	0.06	1.37	1.43	(0.04)	(1.03)	(1.07)	13.03	12.09%	56,601	2.05%	1.63%	0.50%	19.58%

See Notes to Financial Statements	See explanation of references on B-15

PACIFIC LIFE FUNDS
FINANCIAL HIGHLIGHTS (Continued) (1)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

	Investment Activities					Distributions					Ratios/Supplemental Data
															Ratios
														Ratios	of
	Net										Net		Net	of	Expenses	Ratios
	Asset			Net							Asset		Assets,	Expenses	After	of Net
	Value,			Realized		Distributions					Value,		End of	Before	Expense	Investment
	Beginning	Net		and	Total	from		Distributions			End of		Year or	Expense	Reductions	Income
	of Year	Investment		Unrealized	from	Net		from			Year		Period	Reductions	to Average	(Loss) to		Portfolio
	or	Income		Gain	Investment	Investment		Capital		Total	or	Total	(in	to Average	Net Assets	Average		Turnover
For the Year or Period Ended	Period	(Loss) (2)		(Loss)	Activities	Income		Gains		Distributions	Period	Returns (3)	thousands)	Net Assets (4)	(4), (5)	Net Assets (4)		Rates
PL Main Street Core Fund
4/1/2011 - 9/30/2011 (6)	$10.13	$0.04		$(1.31)	$(1.27)	$—		$—		$—	$8.86	(12.54%)	$151,718	0.70%	0.60%	0.89%		28.12%
4/1/2010 - 3/31/2011	9.00	0.09		1.10	1.19	(0.06)		—		(0.06)	10.13	13.28%	157,890	0.83%	0.70%	0.93%		58.13%
4/1/2009 - 3/31/2010	6.11	0.07		2.89	2.96	(0.07)		—		(0.07)	9.00	48.57%	146,028	1.23%	1.00%	0.89%		130.37%
4/1/2008 - 3/31/2009	9.91	0.09		(3.81)	(3.72)	(0.08)		—		(0.08)	6.11	(37.66%)	85,261	1.41%	1.06%	1.07%		101.22%
4/1/2007 - 3/31/2008	11.46	0.08		(0.94)	(0.86)	(0.08)		(0.61)		(0.69)	9.91	(8.29%)	111,936	1.50%	1.20%	0.69%		126.84%
4/1/2006 - 3/31/2007	10.67	0.05		0.92	0.97	(0.03)		(0.15)		(0.18)	11.46	9.23%	87,136	1.88%	1.43%	0.54%		107.36%

PL Mid-Cap Equity Fund (7)
4/1/2011 - 9/30/2011 (6)	$10.46	$0.02		$(2.15)	$(2.13)	$—		$—		$—	$8.33	(20.27%)	$134,076	0.91%	0.80%	0.48%		42.64%
4/1/2010 - 3/31/2011	8.66	0.08		1.79	1.87	(0.07)		—		(0.07)	10.46	21.70%	135,755	1.02%	0.89%	0.87%		87.04%
4/1/2009 - 3/31/2010	5.33	0.03		3.34	3.37	(0.04)		—		(0.04)	8.66	63.29%	101,650	1.41%	1.20%	0.44%		74.00%
4/1/2008 - 3/31/2009	8.92	0.07		(3.58)	(3.51)	(0.08)		(0.00	)(8)	(0.08)	5.33	(39.44%)	59,135	1.52%	1.26%	1.01%		82.26%
4/1/2007 - 3/31/2008	11.62	0.06		(1.61)	(1.55)	(0.03)		(1.12)		(1.15)	8.92	(14.81%)	85,208	1.69%	1.40%	0.55%		70.09%
4/1/2006 - 3/31/2007	10.54	(0.00	)(8)	1.51	1.51	—		(0.43)		(0.43)	11.62	14.80%	71,181	2.01%	1.60%	(0.00	%)(8)	74.07%

PL Mid-Cap Growth Fund
4/1/2011 - 9/30/2011 (6)	$10.28	$(0.01)		$(1.81)	$(1.82)	$—		$—		$—	$8.46	(17.71%)	$56,091	0.99%	0.85%	(0.26%)		18.45%
4/1/2010 - 3/31/2011	8.41	0.02		2.83	2.85	(0.02)		(0.96)		(0.98)	10.28	35.16%	64,476	1.17%	0.95%	0.24%		44.37%
4/1/2009 - 3/31/2010	4.98	(0.03)		3.56	3.53	—		(0.10)		(0.10)	8.41	70.89%	54,994	1.53%	1.25%	(0.42%)		31.79%
4/1/2008 - 3/31/2009	9.31	(0.05)		(3.57)	(3.62)	—		(0.71)		(0.71)	4.98	(40.02%)	18,873	1.80%	1.34%	(0.60%)		47.92%
4/1/2007 - 3/31/2008	10.93	(0.02)		0.66	0.64	—		(2.26)		(2.26)	9.31	3.48%	50,189	1.80%	1.45%	(0.19%)		77.63%
4/1/2006 - 3/31/2007	11.67	(0.07)		0.31	0.24	—		(0.98)		(0.98)	10.93	2.64%	63,462	2.08%	1.68%	(0.64%)		60.08%

PL Small-Cap Growth Fund
4/1/2011 - 9/30/2011 (6)	$11.90	$(0.03)		$(2.69)	$(2.72)	$—		$—		$—	$9.18	(22.86%)	$29,698	0.97%	0.75%	(0.46%)		28.98%
4/1/2010 - 3/31/2011	9.41	(0.06)		2.55	2.49	—		—		—	11.90	26.46%	32,355	1.11%	0.84%	(0.63%)		85.58%
4/1/2009 - 3/31/2010	5.88	(0.06)		3.59	3.53	—		—		—	9.41	60.03%	25,691	1.56%	1.15%	(0.81%)		87.50%
4/1/2008 - 3/31/2009	9.12	(0.07)		(3.17)	(3.24)	—		—		—	5.88	(35.53%)	24,046	1.71%	1.28%	(0.96%)		72.93%
4/1/2007 - 3/31/2008	11.24	(0.12)		(0.62)	(0.74)	—		(1.38)		(1.38)	9.12	(8.81%)	37,258	1.90%	1.55%	(1.07%)		163.56%
4/1/2006 - 3/31/2007	11.22	(0.08)		0.11	0.03	—		(0.01)		(0.01)	11.24	0.28%	41,378	2.24%	1.78%	(0.74%)		52.87%

PL Small-Cap Value Fund
4/1/2011 - 9/30/2011 (6)	$10.60	$0.07		$(1.84)	$(1.77)	$—		$—		$—	$8.83	(16.60%)	$69,975	1.02%	0.90%	1.44%		12.75%
4/1/2010 - 3/31/2011	8.57	0.16		1.98	2.14	(0.11)		—		(0.11)	10.60	25.11%	76,247	1.13%	0.97%	1.71%		31.06%
4/1/2009 - 3/31/2010	5.49	0.13		3.06	3.19	(0.11)		—		(0.11)	8.57	58.28%	38,173	1.58%	1.30%	1.82%		31.57%
4/1/2008 - 3/31/2009	8.80	0.16		(3.34)	(3.18)	(0.13)		—		(0.13)	5.49	(36.39%)	27,018	1.73%	1.34%	2.21%		47.41%
6/29/2007 - 3/31/2008	10.00	0.10		(1.24)	(1.14)	(0.06)		—		(0.06)	8.80	(11.47%)	19,112	2.07%	1.50%	1.46%		17.98%

PL Real Estate Fund
4/1/2011 - 9/30/2011 (6)	$11.46	$0.05		$(1.63)	$(1.58)	$—		$—		$—	$9.88	(13.79%)	$41,397	1.18%	1.05%	0.82%		12.96%
4/1/2010 - 3/31/2011	9.24	0.08		2.23	2.31	(0.09)		—		(0.09)	11.46	25.16%	41,860	1.34%	1.14%	0.77%		32.30%
4/1/2009 - 3/31/2010	4.60	0.12		4.64	4.76	(0.12)		—		(0.12)	9.24	104.32%	36,352	1.76%	1.45%	1.68%		26.55%
4/1/2008 - 3/31/2009	11.25	0.15		(6.65)	(6.50)	(0.15	)(9)	—		(0.15)	4.60	(58.24%)	20,775	1.89%	1.51%	1.79%		42.37%
4/1/2007 - 3/31/2008	14.94	0.13		(2.77)	(2.64)	(0.18)		(0.87)		(1.05)	11.25	(18.03%)	37,872	2.03%	1.65%	1.02%		34.98%
4/1/2006 - 3/31/2007	12.89	0.04		3.01	3.05	(0.05)		(0.95)		(1.00)	14.94	24.19%	31,504	2.42%	1.89%	0.27%		36.83%

PL Emerging Markets Fund
4/1/2011 - 9/30/2011 (6)	$14.68	$0.12		$(3.13)	$(3.01)	$—		$—		$—	$11.67	(20.50%)	$68,907	1.43%	0.95%	1.68%		14.52%
4/1/2010 - 3/31/2011	12.19	0.11		2.64	2.75	(0.26)		—		(0.26)	14.68	22.53%	64,270	1.56%	1.04%	0.80%		45.98%
4/1/2009 - 3/31/2010	6.54	0.06		5.66	5.72	(0.07)		—		(0.07)	12.19	87.45%	47,714	2.15%	1.35%	0.57%		55.24%
4/1/2008 - 3/31/2009	13.58	0.11		(5.39)	(5.28)	(0.07)		(1.69)		(1.76)	6.54	(42.31%)	30,820	2.34%	1.42%	1.18%		61.50%
4/1/2007 - 3/31/2008	13.01	0.07		2.32	2.39	(0.05)		(1.77)		(1.82)	13.58	17.21%	47,633	2.38%	1.55%	0.46%		60.20%
4/1/2006 - 3/31/2007	12.00	0.06		1.56	1.62	(0.05)		(0.56)		(0.61)	13.01	14.49%	51,376	2.81%	1.78%	0.49%		58.31%

PL International Large-Cap Fund
4/1/2011 - 9/30/2011 (6)	$15.37	$0.18		$(2.89)	$(2.71)	$—		$—		$—	$12.66	(17.63%)	$167,705	1.18%	1.00%	2.45%		14.65%
4/1/2010 - 3/31/2011	13.83	0.16		1.52	1.68	(0.14)		—		(0.14)	15.37	12.36%	138,033	1.30%	1.09%	1.16%		33.73%
4/1/2009 - 3/31/2010	9.17	0.16		4.64	4.80	(0.14)		—		(0.14)	13.83	52.64%	108,002	1.72%	1.40%	1.26%		24.61%
4/1/2008 - 3/31/2009	15.55	0.17		(6.37)	(6.20)	(0.06)		(0.12)		(0.18)	9.17	(40.24%)	65,124	1.82%	1.46%	1.39%		25.95%
4/1/2007 - 3/31/2008	16.64	0.19		(0.34)	(0.15)	(0.15)		(0.79)		(0.94)	15.55	(1.17%)	96,049	1.99%	1.60%	1.18%		28.23%
4/1/2006 - 3/31/2007	15.45	0.28		2.49	2.77	(0.30)		(1.28)		(1.58)	16.64	18.70%	76,806	2.38%	1.84%	1.77%		47.87%

See Notes to Financial Statements	See explanation of references on B-15

PACIFIC LIFE FUNDS
FINANCIAL HIGHLIGHTS (Continued) (1)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

	Investment Activities				Distributions				Ratios/Supplemental Data
													Ratios
												Ratios	of
	Net								Net		Net	of	Expenses	Ratios
	Asset		Net						Asset		Assets,	Expenses	After	of Net
	Value,		Realized		Distributions				Value,		End of	Before	Expense	Investment
	Beginning	Net	and	Total	from	Distributions			End of		Year or	Expense	Reductions	Income
	of Year	Investment	Unrealized	from	Net	from			Year		Period	Reductions	to Average	(Loss) to	Portfolio
	or	Income	Gain	Investment	Investment	Capital		Total	or	Total	(in	to Average	Net Assets	Average	Turnover
For the Year or Period Ended	Period	(Loss) (2)	(Loss)	Activities	Income	Gains		Distributions	Period	Returns (3)	thousands)	Net Assets (4)	(4), (5)	Net Assets (4)	Rates
PL International Value Fund (10)

4/1/2011 - 9/30/2011 (6)	$9.51	$0.16	$(2.07)	$(1.91)	$—	$—		$—	$7.60	(20.08%)	$94,365	1.02%	0.80%	3.63%	28.15%
4/1/2010 - 3/31/2011	9.19	0.18	0.35	0.53	(0.21)	—		(0.21)	9.51	5.99%	90,242	1.14%	0.90%	2.01%	149.95%
4/1/2009 - 3/31/2010	6.14	0.19	3.00	3.19	(0.14)	—		(0.14)	9.19	52.10%	86,284	1.56%	1.20%	2.28%	59.92%
4/1/2008 - 3/31/2009	12.82	0.26	(6.72)	(6.46)	(0.22)	(0.00	)(8)	(0.22)	6.14	(50.74%)	78,604	1.58%	1.27%	2.82%	31.43%
4/1/2007 - 3/31/2008	14.39	0.22	(1.38)	(1.16)	(0.13)	(0.28)		(0.41)	12.82	(8.27%)	124,055	1.72%	1.40%	1.50%	17.40%
4/1/2006 - 3/31/2007	15.30	0.16	2.48	2.64	(0.14)	(3.41)		(3.55)	14.39	18.40%	77,127	2.08%	1.64%	1.04%	108.86%

(1)	All the funds, except for the PL Floating Rate Income Fund, covered in this report currently offer Class P shares only. Effective July 2, 2010, all Class A shares of these funds were converted to Class P shares (See Note 1 in Notes to Financial Statements). Performance information prior to the conversion for these funds pertains to Class A shares and reflects the fees and expenses associated with that share class. The PL Floating Rate Income Fund commenced operations on June 30, 2011, and currently offers Class I shares only.

(2)	Net investment income (loss) per share has been calculated using the average shares method with the exception of the PL Main Street Core and PL Emerging Markets Funds for the fiscal year ended March 31, 2007.

(3)	The total returns include reinvestment of all dividends and capital gain distributions, if any, and do not include deductions of any applicable sales charges. Total returns are not annualized for periods less than one full year.

(4)	The ratios are annualized for periods of less than one full year.

(5)	The ratios of expenses after expense reductions to average net assets are after any advisory fee waivers and adviser expense reimbursements as discussed in Note 3 and Note 5, respectively, in Notes to the Financial Statements.

(6)	Unaudited.

(7)	Prior to July 1, 2008, the PL Mid-Cap Equity Fund was named PL Mid-Cap Value Fund. (8) Amount represents less than $0.005 per share or less than 0.005%.

(9)	Includes return of capital distribution of $0.01 per share.

(10)	Prior to May 1, 2006, the PL International Value Fund was named PF Lazard International Value Fund.
See Notes to Financial Statements

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. ORGANIZATION
     Pacific Life Funds (the “Trust”) is a Delaware statutory trust, which was formed on May 21, 2001, and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. Pacific Life Fund Advisors LLC (“PLFA” or “Adviser”) serves as investment advisor to the Trust. As of September 30, 2011, the Trust was comprised of twenty-five separate funds, eighteen of which are covered by this report (each individually, a “Fund”, and collectively the “Funds”): PL Floating Rate Loan Fund, PL Inflation Managed Fund, PL Managed Bond Fund, PL Short Duration Bond Fund, PL Comstock Fund, PL Growth LT Fund, PL Large-Cap Growth Fund, PL Large-Cap Value Fund, PL Main Street® Core Fund (Main Street is a registered trademark of OppenheimerFunds, Inc.), PL Mid-Cap Equity Fund, PL Mid-Cap Growth Fund, PL Small-Cap Growth Fund, PL Small-Cap Value Fund, PL Real Estate Fund, PL Emerging Markets Fund, PL International Large-Cap Fund, and PL International Value Fund (collectively the “PL Underlying Funds”); and PL Floating Rate Income Fund.
     The PL Floating Rate Income Fund currently offers Class I shares only. Class I shares are sold at Net Asset Value (“NAV”) without an initial sales charge. Presently, the only shareholders of the PL Floating Rate Income Fund are the Adviser and certain of its affiliates.
     Effective July 2, 2010, all Class A Shares of PL Underlying Funds were converted to Class P Shares within the Trust. The PL Underlying Funds offer Class P shares only, which are sold at NAV. Presently, only the PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund, and PL Portfolio Optimization Aggressive Fund (collectively, the “Portfolio Optimization Funds”), and the Adviser and certain of its affiliates can invest in the PL Underlying Funds.
     The semi-annual report for the Portfolio Optimization Funds is not included in this report; there is a separate semi-annual report for the Portfolio Optimization Funds, which is available without charge. For information on how to obtain the shareholder report for the Portfolio Optimization Funds, see the Where to Go for More Information section of this report on page D-6.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements.
     The Trust implemented the additional disclosure requirements under the Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements, issued by the Financial Accounting Standards Board (“FASB”) in January 2010. The update amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, and requires entities to disclose amounts and reasons for significant transfers between Level 1 and Level 2 in the fair value hierarchy and inputs and valuation techniques used to determine Level 2 and Level 3 fair value measurements, and to separately present purchases, sales, issuances and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis) (see required disclosures in Note 11 and in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments).
     A. DETERMINATION OF NET ASSET VALUE
     Each Fund is divided into shares. The price of a Fund’s shares is called NAV per share. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV per share is calculated by taking the total value of a Fund’s assets (the value of the securities and other investments a Fund holds), subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding. The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course. The valuation of investments held by the Trust is discussed in further detail below.
     Each Fund’s NAV per share is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets are closed. For purposes of calculating the NAV, all investments are generally calculated as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the NAV has been calculated on a particular day will not normally be used to retroactively adjust the price of an investment or the NAV determined earlier that day.
     Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities and Exchange Commission (“SEC”)), making the sale of securities or other instruments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.
     B. INVESTMENT VALUATION
     For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Trust’s Board of Trustees (the “Board”):
     Money Market Instruments and Short-Term Investments
     Money market instruments and short-term investments maturing within 60 days are valued at amortized cost, in accordance with the 1940 Act. Amortized cost involves valuing an investment at cost on the date of acquisition and thereafter assuming a constant accretion of a

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides consistency in valuation, (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Fund investments in other mutual funds for temporary cash purposes are valued at their respective NAVs.
     Domestic Equity Investments
     For domestic equity investments, the Trust uses the last reported sale price or official closing price received shortly after the NYSE close and does not normally take into account trading, clearances or settlements that take place after the NYSE close.
     Foreign Equity Investments
     Foreign equity investments are normally priced based on data reflecting the closing of the principal markets or market participants for those investments, which may be earlier than the NYSE close. The Trust then may adjust for market events that occur between the close of certain foreign exchanges and the NYSE. The Trust has retained an independent statistical service approved by the Board to assist in determining the value of certain foreign equity securities. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine the appropriate adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using foreign currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.
     Over the Counter (“OTC”) Investments and Certain Equity Investments
     OTC investments, including options contracts and listed investments for which no sales are reported, are generally valued at the mean between the most recent bid and ask prices obtained from a quotation and valuation reporting system, from established market makers, or from broker-dealers. OTC swap contracts are generally valued by approved pricing and quotation services, that use evaluated prices determined from various observable market and other factors. Certain OTC swap contracts are valued by other pricing processes approved by the Board.
     Domestic and Foreign Fixed Income Investments
     Fixed income investments are generally valued by approved pricing and quotation services using the mean between the bid and ask prices, which are based on evaluated prices determined from various observable market and other factors. Certain bonds are valued by a benchmark, matrix, or other pricing processes approved by the Board.
     Investment Values Determined by a Trustee Valuation Committee or a Valuation Committee Approved by the Board
     The Board has adopted procedures (“Trust Procedures”) that include methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, a Trustee Valuation Committee or other valuation committee will determine the value of such investments in accordance with alternative valuation methodologies under the Trust Procedures which may include, among others, the use of broker quotes, the use of a purchase price for initial public offerings, proration rates, and benchmark and matrix pricing. In the event market quotations or Board approved alternate valuation methodologies are not readily available or reliable, the value of the investments will be determined in good faith by a Trustee Valuation Committee or determined by a valuation committee approved by the Board or a delegate of the Board. Valuations determined by a Trustee Valuation Committee or other valuation committee may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course, such values may differ from the value that a Fund would actually realize if the investments were sold.
     Market quotes are considered not readily available if: (1) the market quotations received are deemed unreliable or inaccurate, (2) approved pricing services do not provide a valuation for a particular investment, or (3) material events occur after the close of the principal market for a particular investment but prior to the close of the NYSE.
     C. INVESTMENT TRANSACTIONS AND INCOME
     Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated components of distributions received from real estate investment trusts may be considered return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. A Fund will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which a Fund invests. Facility fees and other fees (such as origination fees) received from senior loans purchased (see Note 2H) by a Fund are amortized over the expected term of each applicable senior loan. Commitment fees received by a Fund relating to unfunded senior loan commitments are deferred and amortized to income over the period of the commitment. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are included in interest income in the Statements of Operations when received. Realized gains and losses from securities transactions are recorded on the basis of identified cost, which is also used for

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Federal income tax purposes. Gains and losses realized on principal paydowns from mortgage- and asset-backed securities are recorded as interest income in the Statements of Operations.
     D. DISTRIBUTIONS TO SHAREHOLDERS
     The Funds declare and pay dividends on net investment income at least annually, except for the PL Floating Rate Income Fund. Dividends, if any, are generally declared and paid monthly for the PL Floating Rate Income Fund. Dividends may be declared more or less frequently if advantageous to the specific Fund and its shareholders. All realized capital gains are distributed at least annually for each Fund.
     Dividends on net investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for futures and options, foreign currency transactions, passive foreign investment companies, post-October losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of paid-in capital. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
     E. FOREIGN CURRENCY TRANSLATION
     Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, and variation margin, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.
     None of the Funds separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation in the Statements of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss and change in net unrealized appreciation or depreciation on foreign currencies in the Statements of Operations.
     F. EXPENSE ALLOCATION
     General expenses of the Trust are allocated to each Fund in proportion to its relative average daily net assets. Expenses directly attributable to a particular Fund are charged directly to that Fund.
     G. OFFERING COSTS
     A new Fund bears all costs (or the applicable pro-rata share if there is more than one new Fund) associated with the offering expenses of the Fund including legal, printing and support services (see Note 3). All such costs are amortized as an expense of the new Fund on a straight-line basis over twelve months from commencement of operations.
     H. INVESTMENTS AND RISKS
     General Investment Risks
     An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of these investments may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original investment. Events in the financial markets have the potential to cause increased volatility and uncertainty, which may impact the value of each Fund’s investments. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. As a result, the value of a Fund’s investments may be adversely affected by events in the markets, either directly or indirectly, and each Fund is exposed to potential decreases in the value of those investments. In addition, traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory responses to market events may impair either the Adviser’s or a sub-adviser’s ability to pursue certain investment techniques or strategies and may have unexpected consequences on particular markets, strategies, or investments. Future events may impact a Fund in unforeseen ways, leading a Fund to alter its existing strategies or, potentially, to liquidate and close.
     The price of equity investments changes in response to many factors, including a company’s historical and prospective earnings, cash flows, the value of its assets, investor perceptions and many of the factors noted above.
     Fixed income (debt) investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on fixed income (debt) investments. There is a risk that an issuer of a Fund’s fixed income (debt) investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high yield/high-risk bonds, i.e. bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or no rating, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage related securities, structured investment vehicles and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     There are certain additional risks involved in investing in foreign securities that are generally not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile.
     Illiquid Investments
     Each Fund may not invest in illiquid securities and illiquid bank loans (collectively, “Illiquid Investments”) if as a result of such investment, more than 15% of its net assets, taken at market value at the time of such investment, would be invested in Illiquid Investments. The term “Illiquid Investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments. Illiquid Investments may be difficult to value and difficult to sell, which means a Fund may not be able to sell such investments quickly for their full value. The value of Illiquid Investments held by each Fund as of September 30, 2011 was less than 15% of its net assets.
     Senior Loan Participations and Assignments
     Certain Funds may invest in floating rate senior loans (“Senior Loans”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates of domestic or foreign corporations, partnerships and other entities (“Borrowers”). Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, LIBOR rates or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.
     When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.
     When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When holding a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of September 30, 2011, no participation interest in Senior Loans was held by any of the Funds.
     Inflation-Indexed Bonds
     Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income (debt) securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment of interest income in the Statements of Operations.
     Mortgage-Related and Other Asset-Backed Securities
     Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a portfolio or pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.
     Mortgage dollar rolls, principally on a forward commitment basis, involve a Fund selling mortgage-backed securities for delivery in the current month and simultaneously contracting to repurchase similar, but not identical securities at an agreed-upon price on a fixed date in the future. A Fund accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
commitment to repurchase. A Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities.
     SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other fixed-income and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are included in interest income in the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income in the Statements of Operations. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are reported as interest income in the Statements of Operations.
     U.S. Government Agencies or Government-Sponsored Enterprises
     Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.
     Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.
     When-Issued Securities
     Certain Funds may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.
     Delayed-Delivery Transactions
     Certain Funds may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.
     Short Sales
     Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities.
     The use of proceeds received from selling short to purchase additional securities (long positions), results in leverage which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increases a Fund’s volatility.
     Repurchase Agreements
     Certain Funds may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by a Fund are fully collateralized by U.S. Government securities, or securities issued by U.S. Government agencies, or securities that are within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody’s or AAA, AA or A by Standard & Poor’s) or, if not rated by Moody’s or Standard & Poor’s, are of equivalent investment quality as determined by the investment adviser or the applicable portfolio manager. Such collateral is in the possession of the Trust’s custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
     Reverse Repurchase Agreements
     Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at the agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.
     Derivative Investments
     Certain Funds are permitted to invest in derivative investments, including, but not limited to futures contracts, options contracts, forward foreign currency contracts, interest rate swaps and credit default swaps (see Note 12 for a detailed discussion on derivative investments).
     I. RECENT ACCOUNTING PRONOUNCEMENTS
     In April 2011, FASB issued the Accounting Standards Update No. 2011-3, Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements. Topic 860 already provided guidelines on when an entity should recognize a sale when it transfers financial assets subject to repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The update modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The update is effective for the first interim or annual periods beginning on or after December 15, 2011. The amendments should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Management is currently evaluating the impact, if any, that this update will have on the Trust’s financial statements.
     In May 2011, FASB issued Accounting Standards Update No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This update includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards. This update will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, this update will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the impact, if any, that the implementation of this update will have on the Trust’s financial statement disclosures.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
3. INVESTMENT ADVISORY, ADMINISTRATION AND SHAREHOLDER SERVICES, AND DISTRIBUTION AGREEMENTS
     Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), serves as investment adviser to the Trust. PLFA manages the PL Floating Rate Income Fund under the name Pacific Asset Management. For the PL Underlying Funds, PLFA has retained other management firms to sub-advise each Fund, as discussed later in this section. PLFA receives advisory fees from each Fund based on the following advisory fee rates, which are based on an annual percentage of average daily net assets of each Fund:

PL Floating Rate Income	0.65%	PL Growth LT	0.55%	PL Small-Cap Growth	0.60%
PL Floating Rate Loan (1)	0.75%	PL Large-Cap Growth (3)	0.75%	PL Small-Cap Value	0.75%
PL Inflation Managed	0.40%	PL Large-Cap Value	0.65%	PL Real Estate	0.90%
PL Managed Bond	0.40%	PL Main Street Core	0.45%	PL Emerging Markets	0.80%
PL Short Duration Bond	0.40%	PL Mid-Cap Equity	0.65%	PL International Large-Cap	0.85%
PL Comstock (2)	0.75%	PL Mid-Cap Growth	0.70%	PL International Value	0.65%

(1)	Effective July 1, 2010, PLFA has contractually agreed to waive 0.10% of its advisory fees through June 30, 2012 as long as Eaton Vance Management remains manager of the Fund. There is no guarantee that PLFA will continue such waiver after that date.

(2)	Effective January 1, 2011, PLFA has contractually agreed to waive 0.015% of its advisory fees through June 30, 2012 as long as Invesco Advisers, Inc. remains manager of the Fund. There is no guarantee that PLFA will continue such waiver after that date.

(3)	PLFA has contractually agreed to waive 0.025% of its advisory fees through June 30, 2012 as long as UBS Global Asset Management (Americas) Inc. remains manager of the Fund. There is no guarantee that PLFA will continue such waiver after that date.
     Pursuant to Fund Management Agreements, the Trust and PLFA engage various management firms under PLFA’s supervision for the PL Underlying Funds. As of September 30, 2011, the following firms serve as sub-advisers for their respective Fund: Eaton Vance Management for the PL Floating Rate Loan Fund; Pacific Investment Management Company LLC for the PL Inflation Managed and PL Managed Bond Funds; T. Rowe Price Associates, Inc. for the PL Short Duration Bond Fund; Invesco Advisers, Inc. for the PL Comstock Fund; Janus Capital Management LLC for the PL Growth LT Fund; UBS Global Asset Management (Americas) Inc. for the PL Large-Cap Growth Fund; ClearBridge Advisors, LLC for the PL Large-Cap Value Fund; OppenheimerFunds, Inc. for the PL Main Street Core and PL Emerging Markets Funds; Lazard Asset Management LLC for the PL Mid-Cap Equity Fund; Morgan Stanley Investment Management Inc. for the PL Mid-Cap Growth and PL Real Estate Funds; Fred Alger Management, Inc. for the PL Small-Cap Growth Fund; NFJ Investment Group LLC for the PL Small-Cap Value Fund; MFS Investment Management for the PL International Large-Cap Fund; and J.P. Morgan Investment Management Inc. for the PL International Value Fund; PLFA, as investment adviser to the Trust, pays the related management fees to these sub-advisers as compensation for their sub-advisory services provided to their respective Fund.
     Pursuant to an Administration and Shareholder Services Agreement (the “Administration Agreement”), Pacific Life serves as administrator (the “Administrator”) to the Trust. The Trust paid the Administrator an administration fee at an annual rate of 0.15% of average daily net assets. The administration fee is for procuring or providing administrative, transfer agency, and shareholder services. In addition, Pacific Life and PLFA provide support services to the Trust that are outside the scope of the Administrator’s and investment adviser’s responsibilities under the Administration Agreement and Investment Advisory Agreement. Under the Support Services Agreement, the Trust compensated Pacific Life and PLFA for their expenses in providing support services to the Trust in connection with various matters, some of which include the time spent by legal, accounting, and compliance personnel of PLFA (including individuals who may be officers or Trustees of the Trust), to attend meetings of the Board and to provide assistance with the coordination and supervision in connection with the services procured for the Trust under the Administration Agreement. Support services do not include any services for which PLFA is responsible pursuant to the Investment Advisory Agreement. The Trust reimbursed Pacific Life and PLFA for these support services on an approximate cost basis.
     Pursuant to a Distribution Agreement, Pacific Select Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of Pacific Life, serves as distributor of the Trust’s shares. The Distributor bears all expenses of providing services, including costs of sales presentations, mailings, advertisements, and other marketing efforts by the Distributor in connection with the distribution or sale of the Trust’s shares and makes distribution and/or service payments to selling groups in connection with the sale of certain of the Trust’s shares and subsequent servicing needs of shareholders provided by selling groups. Currently, all Funds and share classes covered in this report do not incur a distribution and/or service fee.
4. TRUSTEE COMPENSATION
     The Trust pays the independent trustees of the Board retainer fees and specified amounts for various Board and committee services and for chairing the committees.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Deferred Compensation Plan”). The Deferred Compensation Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees which otherwise would be payable for services performed. Amounts in the deferral account are obligations of each Fund at the time of such deferral and are payable in accordance with the Deferred Compensation Plan. Deferral amounts are treated as though equivalent dollar amounts had been invested in shares of certain Funds. An independent trustee who defers compensation has the option to select credit rate options that track the performance, at NAV of Class A shares of the corresponding Portfolio Optimization Funds, PL Income Fund and/or PL Money Market Fund, and/or Class P shares of the corresponding PL Underlying Funds. The obligation of each Fund under the Deferred Compensation Plan (the “DCP Liability”) is included in “Accrued trustees’ fees and expenses and deferred compensation” in the Statements of Assets and Liabilities. Accordingly, the market value appreciation or depreciation on a Fund’s DCP Liability account will cause the expenses of that Fund to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation on a Fund’s DCP Liability account is included in “Trustees’ fees and expenses” in the Statements of Operations. For the six-month period ended September 30, 2011, such expenses decreased by $5,741 for all applicable Funds covered in this report as a result of the market value depreciation on such accounts. As of September 30, 2011, the total amount in the DCP Liability accounts was $42,571 for all applicable Funds covered in this report.
5. EXPENSE REDUCTIONS
     To help limit the Trust’s expenses, PLFA has entered into expense limitation agreements with the Trust and has contractually agreed to reduce its fees or otherwise reimburse each Fund for its operating expenses (including the administration fee and organizational expenses, but not including investment advisory fees; distribution and/or service fees; dividends on securities sold short; acquired fund fees and expenses; taxes (including foreign taxes on dividends, interest or gains); interest; brokerage commissions and other transactional expenses; extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of each Fund’s business) that exceed an annual rate based on a percentage of a Fund’s average daily net assets. The current expense cap for the PL Underlying Funds is 0.15% through June 30, 2014, and 0.30% from July 1, 2014 through June 30, 2021.
The current expense cap for the PL Floating Rate Income Fund is 0.15% through June 30, 2014.
     The investment adviser expense reimbursement for the six-month period ended September 30, 2011 for each Fund covered in this report was as follows:

Investment
Adviser
Expense
Fund	Reimbursements (1)

PL Floating Rate Income	$38,654
PL Floating Rate Loan	62,191
PL Inflation Managed	141,971
PL Managed Bond	265,419
PL Short Duration Bond	76,847
PL Comstock	88,631
PL Growth LT	82,644
PL Large-Cap Growth	54,218
PL Large-Cap Value	109,763
PL Main Street Core	79,911
PL Mid-Cap Equity	72,370
PL Mid-Cap Growth	44,129
PL Small-Cap Growth	34,047
PL Small-Cap Value	47,325
PL Real Estate	30,074
PL Emerging Markets	158,756
PL International Large-Cap	130,936
PL International Value	106,002

Total	$1,623,888

(1)	As of September 30, 2011, $290,854 remained due from the investment adviser as reflected on the Statements of Assets and Liabilities.
     There is no guarantee that PLFA will continue to cap expenses upon the expiration of the applicable expense caps. Any reimbursement is subject to repayment to PLFA for a period of time as permitted under regulatory and/or accounting guidance (currently 3 years from the end of the fiscal year in which the reimbursement or reduction took place), to the extent such expenses fall below the expense cap in future years. Any amounts repaid to PLFA will have the effect of increasing such expenses of the Fund, but not above the expense cap.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     The cumulative reimbursement and reduction amounts, if any, as of September 30, 2011 that are subject to repayment for each Fund covered in this report are as follows:

	Expiration Date
Fund	3/31/2012	3/31/2013	3/31/2014	3/31/2015

PL Floating Rate Income	$—	$—	$—	$38,654
PL Floating Rate Loan	55,422	98,235	161,181	62,191
PL Inflation Managed	341,417	308,763	329,563	141,971
PL Managed Bond	472,001	502,729	558,213	265,419
PL Short Duration Bond	150,950	164,724	164,455	76,847
PL Comstock	214,389	214,415	194,706	88,631
PL Growth LT	229,867	216,805	154,975	82,644
PL Large-Cap Growth	94,718	120,503	112,128	54,218
PL Large-Cap Value	175,460	216,004	228,247	109,763
PL Main Street Core	370,309	266,417	176,595	79,911
PL Mid-Cap Equity	195,175	177,580	153,964	72,370
PL Mid-Cap Growth	138,724	115,208	116,589	44,129
PL Small-Cap Growth	131,007	96,729	73,729	34,047
PL Small-Cap Value	120,502	92,384	92,291	47,325
PL Real Estate	118,370	94,439	72,505	30,074
PL Emerging Markets	347,289	319,937	270,343	158,756
PL International Large-Cap	296,673	286,639	255,021	130,936
PL International Value	325,469	289,342	200,306	106,002

Total	$3,777,742	$3,580,853	$3,314,811	$1,623,888

     Due to the current regulatory and/or accounting guidance, all expense reimbursements made by the investment adviser for the period September 28, 2001 (the Pacific Life Funds’ commencement date of operations) to March 31, 2008 expired for future recoupment as of March 31, 2011. Based on the Trust’s experience, the likelihood of repayment by a Fund for the amounts presented in the table above prior to the expiration is considered remote and no liabilities for such repayments were recorded by any Fund as of September 30, 2011. The investment adviser expense reimbursement is presented in the Statements of Operations.
6. TRANSACTIONS WITH AFFILIATES
     The Funds covered in this report have incurred $6,815,938 of investment advisory fees (after advisory fee waivers of $71,586, see Note 3) payable to PLFA, $1,756,691 of administration fees payable to the Administrator, and $229,306 of expenses for support services provided by Pacific Life and PLFA (at approximate cost, see Note 3), for the six-month period ended September 30, 2011. As of September 30, 2011, $1,099,270, $284,313 and $80,232, respectively, remained payable. As of September 30, 2011, Pacific Life owned 100% of the Class I shares outstanding of the PL Floating Rate Income Fund.
7. FEDERAL INCOME TAX INFORMATION
     Each Fund intends to continue to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code and distribute substantially all its taxable income and capital gains to its shareholders. Each Fund presented in the first table below declared and paid sufficient dividends on net investment income and capital gains distributions during the year ended March 31, 2011, to qualify as a RIC and is not required to pay Federal income tax. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes (see Note 2D). In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each Fund.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     Net capital loss carryovers and post-October capital losses, if any, as of March 31, 2011, are available to offset future realized capital gains and thereby reduce future capital gains distributions. Post-October foreign currency losses, if any, will offset future net investment income and thereby reduce future ordinary income distributions. The net capital loss carryovers and the post-October capital and foreign currency losses deferred as of March 31, 2011, were as follows:

					Post-	Post-October	Accumulated
	Net Capital				October	Currency	Capital and
	Loss	Net Capital Loss Carryover Expiring on March 31			Capital Loss	Loss	Other
Fund	Carryover	2017	2018	2019	Deferral	Deferral	Losses

PL Floating Rate Loan	$(386,480)	$—	$(386,480)	$—	$(130,156)	$—	$(516,636)
PL Inflation Managed	—	—	—	—	—	(382,597)	(382,597)
PL Managed Bond	—	—	—	—	(2,240,453)	—	(2,240,453)
PL Short Duration Bond	—	—	—	—	(68,841)	—	(68,841)
PL Comstock	(29,683,301)	(9,468,854)	(20,214,447)	—	—	—	(29,683,301)
PL Growth LT	(18,995,216)	—	(18,995,216)	—	—	(76,558)	(19,071,774)
PL Large-Cap Value	(16,713,668)	(5,885,797)	(10,501,973)	(325,898)	—	—	(16,713,668)
PL Main Street Core	(29,547,120)	(7,632,949)	(21,914,171)	—	—	—	(29,547,120)
PL Mid-Cap Equity	(14,498,290)	(3,028,634)	(11,469,656)	—	—	—	(14,498,290)
PL Small-Cap Growth	(7,701,433)	(1,817,790)	(5,883,643)	—	—	—	(7,701,433)
PL Small-Cap Value	(6,682,677)	—	(6,682,677)	—	—	(86)	(6,682,763)
PL Real Estate	(9,963,671)	—	(9,963,671)	—	—	(1)	(9,963,672)
PL Emerging Markets	(117,646)	—	(117,646)	—	—	(20,049)	(137,695)
PL International Large-Cap	(13,101,020)	(2,153,723)	(8,295,134)	(2,652,163)	—	(6,734)	(13,107,754)
PL International Value	(45,785,977)	(7,035,726)	(38,750,251)	—	—	(103,518)	(45,889,495)
     The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives and assets and liabilities in foreign currencies as of September 30, 2011, were as follows:

		Gross	Gross	Net Unrealized	Net Unrealized
	Total Cost of	Unrealized	Unrealized	Appreciation	Appreciation	Net Unrealized
	Investments	Appreciation	Depreciation	(Depreciation)	(Depreciation)	Appreciation
Fund	on Tax Basis	on Investments	on Investments	on Investments	on Other (1)	(Depreciation)

PL Floating Rate Income	$37,809,541	$76,709	$(1,684,357)	$(1,607,648)	$(4,375)	$(1,612,023)
PL Floating Rate Loan	93,548,269	301,094	(2,907,960)	(2,606,866)	—	(2,606,866)
PL Inflation Managed	336,664,839	6,718,299	(4,844,866)	1,873,433	175,788	2,049,221
PL Managed Bond	468,495,532	9,186,774	(14,171,950)	(4,985,176)	2,244,095	(2,741,081)
PL Short Duration Bond	125,788,551	556,860	(889,073)	(332,213)	3,512	(328,701)
PL Comstock	188,795,290	10,677,040	(19,358,832)	(8,681,792)	—	(8,681,792)
PL Growth LT	81,664,893	9,400,142	(8,327,088)	1,073,054	130,989	1,204,043
PL Large-Cap Growth	85,243,081	14,080,527	(5,632,658)	8,447,869	—	8,447,869
PL Large-Cap Value	203,432,910	23,517,223	(15,851,202)	7,666,021	1,978	7,667,999
PL Main Street Core	144,844,901	16,967,729	(10,314,481)	6,653,248	(47)	6,653,201
PL Mid-Cap Equity	141,503,859	4,814,688	(12,805,895)	(7,991,207)	—	(7,991,207)
PL Mid-Cap Growth	52,590,112	8,321,852	(4,560,965)	3,760,887	(81)	3,760,806
PL Small-Cap Growth	28,488,126	3,910,899	(2,619,376)	1,291,523	—	1,291,523
PL Small-Cap Value	68,656,136	8,532,792	(5,803,376)	2,729,416	(328)	2,729,088
PL Real Estate	35,544,312	8,055,817	(1,945,484)	6,110,333	—	6,110,333
PL Emerging Markets	66,857,211	6,977,904	(4,954,332)	2,023,572	(43,856)	1,979,716
PL International Large-Cap	170,900,104	9,725,019	(13,728,840)	(4,003,821)	(7,250)	(4,011,071)
PL International Value	112,996,216	327,118	(16,256,342)	(15,929,224)	(674,496)	(16,603,720)

(1)	Other includes net appreciation or depreciation on derivatives, securities sold short, unfunded loan commitment, and assets and liabilities in foreign currencies, if any.
     As of and during the year ended March 31, 2011, none of the Funds had liabilities for any unrecognized tax benefits. During the year ended March 31, 2011, none of the Funds incurred any interest or penalties. Each Fund’s tax returns remain subject to examination by Federal and State tax authorities (principal state jurisdictions include California and Delaware) for the tax years ended March 31, 2009 through March 31, 2011 for Federal purposes and March 31, 2008 through March 31, 2011 for State purposes.
     On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act modifies several of the Federal income and excise tax provisions related to RICs. Under the Modernization Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
where capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.
     The Modernization Act contains simplification provisions aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests, exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains. The Modernization Act also contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions. Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.
8. TAX CHARACTER OF DISTRIBUTIONS AND COMPONENTS OF DISTRIBUTABLE EARNINGS
The tax character of distributions paid during the six-month period ended September 30, 2011, were as follows:

	Distributions Paid From
	Ordinary	Long-Term	Total
Fund	Income	Capital Gains	Distributions

PL Floating Rate Income	$322,059	$—	$322,059
     The tax character of distributions paid during the year ended March 31, 2011, were as follows:

	Distributions Paid From
	Ordinary	Long-Term	Total
Fund	Income	Capital Gains	Distributions

PL Floating Rate Loan	$2,039,771	$—	$2,039,771
PL Inflation Managed	7,414,873	—	7,414,873
PL Managed Bond	16,002,758	2,900,507	18,903,265
PL Short Duration Bond	939,371	239,146	1,178,517
PL Comstock	1,377,486	—	1,377,486
PL Large-Cap Value	2,525,491	—	2,525,491
PL Main Street Core	914,905	—	914,905
PL Mid-Cap Equity	924,425	—	924,425
PL Mid-Cap Growth	1,329,323	3,924,652	5,253,975
PL Small-Cap Value	707,726	—	707,726
PL Real Estate	338,875	—	338,875
PL Emerging Markets	940,708	—	940,708
PL International Large-Cap	1,187,271	—	1,187,271
PL International Value	2,011,876	—	2,011,876
     As of March 31, 2011, the components of distributable earnings on a tax basis were as follows:

	Accumulated	Undistributed	Undistributed	Net
	Capital and	Ordinary	Long-Term	Unrealized
Fund	Other Losses	Income	Capital Gains	Appreciation

PL Floating Rate Loan	$(516,636)	$891,140	$—	$1,791,436
PL Inflation Managed	(382,597)	2,277,307	—	1,958,679
PL Managed Bond	(2,240,453)	2,813,425	—	4,419,093
PL Short Duration Bond	(68,841)	268,953	—	433,343
PL Comstock	(29,683,301)	494,759	—	27,887,673
PL Growth LT	(19,071,774)	536,158	—	19,813,274
PL Large-Cap Growth	—	—	43,089	22,863,618
PL Large-Cap Value	(16,713,668)	882,666	—	43,082,769
PL Main Street Core	(29,547,120)	399,720	—	28,928,750
PL Mid-Cap Equity	(14,498,290)	126,064	—	26,505,351
PL Mid-Cap Growth	—	510,442	2,483,401	19,552,549
PL Small Cap Growth	(7,701,433)	—	—	9,336,634
PL Small-Cap Value	(6,682,763)	253,578	—	17,560,968
PL Real Estate	(9,963,672)	—	—	13,622,278
PL Emerging Markets	(137,695)	79,552	—	19,040,008
PL International Large-Cap	(13,107,754)	1,107,327	—	26,611,916
PL International Value	(45,889,495)	559,041	—	4,377,469
     The components of the accumulated capital and other losses as of March 31, 2011, are summarized in Note 7.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
9. UNFUNDED SENIOR LOAN COMMITMENTS
     Unfunded loan commitments on senior loan participations and assignments (Note 2H), if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period and change in net unrealized appreciation or depreciation on unfunded loan commitments for the reporting period is reflected on the Statements of Assets and Liabilities and the Statements of Operations, respectively. As of September 30, 2011, the PL Floating Rate Income Fund had an unfunded loan commitment of $498,750 (see details in Note (c) in the Notes to Schedule of Investments).
10. PURCHASES AND SALES OF SECURITIES
     The cost of purchases and proceeds from sales of securities (excluding short-term investments) for the six-month period ended September 30, 2011, were as follows:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
PL Floating Rate Income	$—	$—	$47,886,610	$14,339,862
PL Floating Rate Loan	—	—	30,483,586	20,440,822
PL Inflation Managed	535,519,052	508,887,333	23,143,493	22,116,740
PL Managed Bond	923,627,996	811,182,515	92,472,075	24,060,681
PL Short Duration Bond	117,675,880	140,991,194	61,101,275	18,674,438
PL Comstock	—	—	57,924,517	20,401,758
PL Growth LT	—	—	54,752,831	66,889,025
PL Large-Cap Growth	—	—	44,399,609	37,951,044
PL Large-Cap Value	—	—	38,179,412	23,635,100
PL Main Street Core	—	—	63,039,332	44,592,513
PL Mid-Cap Equity	—	—	83,437,755	57,031,249
PL Mid-Cap Growth	—	—	17,111,099	10,988,008
PL Small-Cap Growth	—	—	13,601,014	9,015,276
PL Small-Cap Value	—	—	17,960,967	9,230,200
PL Real Estate	—	—	11,873,332	5,687,477
PL Emerging Markets	—	—	32,024,082	9,445,804
PL International Large-Cap	—	—	82,372,387	21,997,242
PL International Value	—	—	52,890,100	26,399,900
11. FAIR VALUE MEASUREMENTS AND DISCLOSURES
     The Trust characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
     • Level 1 — Quoted prices (unadjusted) in active markets for identical investments
     • Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
     • Level 3 — Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing each Fund’s investments are not necessarily an indication of the risks associated with investing in those investments. For example, investments of money market instruments are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of an investment, but since the value is not obtained from a quoted price in an active market, such Investments are reflected as Level 2. Foreign investments that are valued with the assistance of a statistical research service approved by the Board, and based on significant observable inputs (as described in Note 2B) are reflected as Level 2. For fair valuations using significant unobservable inputs, the Trust provides a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out of Level 3 are based on values at end of period. For the six-month period ended September 30, 2011, there were no significant transfers between Level 1, Level 2, and Level 3 for any of the Funds. A summary of each Fund’s investments as of September 30, 2011 as categorized under the three-tier hierarchy of inputs can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.
     The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     Equity Securities (Common and Preferred Stock) and Mutual Funds
     Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Investments in mutual funds are valued at their respective NAV and are categorized as Level 1.
     U.S. Treasury Obligations
     U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price. The models also take into consideration data received from active market makers and inter-broker-dealer brokers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Mortgage-Backed Securities and Asset-Backed Securities
     Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, and the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.
     Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Municipal Bonds
     Municipal bonds are fair valued based on pricing models that takes into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Foreign Government Bonds and Notes
     Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Corporate Bonds and Notes and U.S. Government Agency Issues
     Corporate bonds held by a Fund generally comprise two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and options adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Futures Contracts
     Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     Options Contracts
     Exchange listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied or mean variation to exchange listed options contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options contracts traded over the counter (“OTC”) are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Forward Foreign Currency Contracts
     Forward foreign currency contracts are fair valued using various inputs and techniques, which include broker-dealer quotations, actual trading information, and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Swaps
     Interest Rate Swaps - Interest rate swaps are fair valued using pricing models that are based on real-time intraday snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Credit Default Swaps - Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Total Return Swaps - Total Return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Senior Loan Notes
     Senior Loans are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Short-Term Investments
     Short-term investments maturing within 60 days are valued using amortized cost, which is used if it approximates market value, and are reflected as Level 2. Repurchase agreements are fully collateralized. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest.
12. DERIVATIVE INVESTMENTS CATEGORIZED BY RISK EXPOSURE
     Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, options contracts, forward foreign currency contracts, interest rate swaps, and credit default swaps. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.
     Market Risks Managed By Investing in Derivatives
     Interest rate risk - A Fund may be exposed to interest rate risk through investments in fixed income securities. Interest rate risk is the risk that fixed income securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than fixed income securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a fixed income security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     Foreign investments and currency risk - A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a Fund’s investments in foreign currency denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and currencies.
     Price volatility risk - Derivatives tied to equity and fixed income securities are exposed to potential price volatility. Fixed income securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade fixed income securities (including loans) may be relatively greater than for investment grade fixed income securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.
     Credit and Counterparty risk - Credit risk is the risk that a fixed income security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g. may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of fixed income security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in fixed income (debt) investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality. Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions with default.
     Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consists mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to a Fund by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.
     A Fund’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.
     Credit Related Contingent Features
     Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Agreements, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral and certain events of default or termination, such as credit related contingent features. These provisions reduce the counterparty risk associated with relevant transactions by allowing a Fund or its counterparties to elect to terminate early and cause settlement of all outstanding transactions if a triggering event occurs under the applicable Master Agreement. These triggering events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Thus, if a credit related contingent feature is triggered, it would allow a Fund or its counterparty to close out all transactions under the agreement and demand payment or additional collateral to cover their exposure to the other counterparty. Any election made by a counterparty to early terminate a transaction could have a material adverse impact on a Fund’s financial statements. To reduce credit and counterparty risk associated with transactions, a Fund may enter into master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. A Fund’s overall exposure to credit risk, subject to master netting arrangements, can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     Derivative Investments
     In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, as a substitute for securities, to increase returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons the Funds invested in derivatives during the reporting period are discussed in further detail below.
     Futures Contracts
     A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
     During the reporting period, the Funds entered into futures contracts for the following reasons: The PL Inflation Managed and PL Managed Bond Funds used financial and money market futures as a means of managing exposure to the securities markets or to movements in interest rates. The PL Short Duration Bond Fund entered into treasury futures to manage duration and maintain exposure to the securities markets. The PL International Value Fund entered into futures contracts to maintain full exposure to the equity markets.
     Options Contracts
     An options contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. In turn, the writer of an options contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. Inflation at a stated strike price. The seller of an inflation capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is included in a Fund’s Statement of Assets and Liabilities as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.
     The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed options contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC options contracts is limited to the premium paid. During the reporting period, the Funds entered into option contracts for the following reasons: The PL Inflation Managed and PL Managed Bond Funds sold or wrote options and swaptions on futures, currencies, volatility and swaps, as a means of capitalizing on anticipated changes in market volatility and to generate income. Both Funds also sold or wrote inflation floors as a means of hedging duration.
     Forward Foreign Currency Contracts
     A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.
     During the reporting period, the Funds entered into Forward Contracts for the following reasons: The PL Inflation Managed and PL Managed Bond Funds entered into Forward Contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of each Funds’ investment strategy. The PL Short Duration Bond Fund entered into Forward Contracts for hedging purposes to insulate the Fund’s returns against adverse currency movements, and to increase exposure to a foreign currency the manager believed to be appreciating in value versus other currencies. The PL Growth LT Fund entered into Forward Contracts for hedging purposes to protect the Fund’s returns against adverse currency movements. The PL International Value Fund entered into Forward Contracts to manage currency risk and for hedging purposes to insulate the Fund’s returns against adverse currency movements.
     Swaps
     Swaps are privately negotiated agreements between the Funds and their counterparties to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Unrealized appreciation is recorded as an asset and unrealized depreciation is recorded as a liability on the Statements of Assets and Liabilities. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are included in the calculation of realized gain or loss in the Statements of Operations, when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by a Fund are included as part of realized gain or loss in the Statements of Operations.
     Interest Rate Swaps
     Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.
     Certain Funds hold fixed rate bonds whose value may decrease if interest rates rise. To help hedge against this risk and to maintain the ability to generate income at prevailing market rates, certain Funds enter into interest rate swap agreements.
     A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.
     During the reporting period, the Funds entered into interest rate swaps for the following reasons: The PL Inflation Managed and PL Managed Bond Funds entered into interest rate swaps to manage nominal or real interest rate exposure in various global markets or as a substitute for cash bond exposure.
     Credit Default Swaps
     Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.
     If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
     Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.
     Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.
     Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a Fund of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect.
     An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.
     A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.
     A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.
     The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2011 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
     During the reporting period, the Funds entered into credit default swaps for the following reasons: The PL Inflation Managed and PL Managed Bond Funds sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities or to the broader investment grade, high yield, or emerging market through the use of credit default swaps on credit indices. Both Funds also purchased credit protection to reduce credit exposure to individual issuers, reduce broader credit risk, or to take advantage of the basis between the credit default swap and the cash bond market.
     For financial reporting purposes, the Trust does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement. The derivative investments held as of September 30, 2011 as disclosed in the Notes to Schedules of Investments and the amounts of realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds during the six-month period ended September 30, 2011 .
     The following is a summary of the location of fair value amounts of derivative investments on the Trust’s Statements of Assets and Liabilities:

Location on the Statements of Assets and Liabilities
Derivative Investments Type	Asset Derivative Investments	Liability Derivative Investments
Interest rate contracts	Investments, at value	Outstanding options written, at value
	Receivable: Variation margin	Payable: Variation margin
	Swap contracts, at value	Swap contracts, at value

Foreign currency contracts	Investments, at value	Outstanding options written, at value
	Receivable: Variation margin	Payable: Variation margin
	Forward foreign currency contracts appreciation	Forward foreign currency contracts depreciation

Credit contracts	Swap contracts, at value	Swap contracts, at value

Equity contracts	Investments, at value	Outstanding options written, at value
	Receivable: Variation margin	Payable: Variation margin
     The following is a summary of fair values of derivative investments on the Statements of Assets and Liabilities, which are not accounted for as hedging investments under U.S. GAAP, categorized by primary risk exposure as of September 30, 2011:

	Asset Derivative Investments Value
				Foreign	Interest
	Total Value at	Credit	Equity	Currency	Rate
Fund	September 30, 2011	Contracts	Contracts	Contracts	Contracts

PL Inflation Managed	$2,151,563	$271,874	$—	$1,059,146	$820,543 *
PL Managed Bond	8,459,068	464,313	—	2,428,603	5,566,152 *
PL Short Duration Bond	13,305	—	—	13,305	—
PL Growth LT	128,825	—	—	128,825	—
PL International Value	1,265,988	—	—	1,265,988	—

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	Liability Derivative Investments Value
				Foreign	Interest
	Total Value at	Credit	Equity	Currency	Rate
Fund	September 30, 2011	Contracts	Contracts	Contracts	Contracts

PL Inflation Managed	$(1,977,303)	$(231,955)	$—	$(1,173,065)	$(572,283)	*
PL Managed Bond	(6,975,317)	(2,697,981)	—	(3,466,021)	(811,315)	*
PL Short Duration Bond	(8,178)	—	—	—	(8,178)	*
PL Growth LT	(323)	—	—	(323)	—
PL International Value	(1,965,086)	—	—	(1,965,086)	—

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments and their notes. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.
     The following is a summary of the location of realized gains and losses and changes in net unrealized appreciation and depreciation of derivative investments on the Trust’s Statements of Operations:

Derivative Investments Type	Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Interest rate contracts	Net realized gain (loss) on investment security transactions
Equity contracts	Net realized gain (loss) on futures contracts and swap transactions
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on investment securities
Change in net unrealized appreciation (depreciation) on futures contracts and swaps
Change in net unrealized appreciation (depreciation) on written options

Foreign currency contracts	Net realized gain (loss) on investment security transactions
Net realized gain (loss) on futures contracts and swap transactions
Net realized gain (loss) on written option transactions
Net realized gain (loss) on foreign currency transactions
Change in net unrealized appreciation (depreciation) on investment securities
Change in net unrealized appreciation (depreciation) on futures contracts and swaps
Change in net unrealized appreciation (depreciation) on written options
Change in net unrealized appreciation (depreciation) on foreign currencies

Credit contracts	Net realized gain (loss) on futures contracts and swap transactions
Change in net unrealized appreciation (depreciation) on futures contracts and swaps
     The following is a summary of each Fund’s realized gain and/or loss and change in net unrealized appreciation and/or depreciation on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six-month period ended September 30, 2011:

	Realized Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
				Foreign	Interest
		Credit	Equity	Currency	Rate
Fund	Total	Contracts	Contracts	Contracts	Contracts

PL Inflation Managed	$1,869,369	$387,193	$—	$1,407,351	$74,825
PL Managed Bond	(979,645)	640,001	—	1,833,214	(3,452,860)
PL Short Duration Bond	15,801	—	—	—	15,801
PL Growth LT	(39,136)	—	—	(39,136)	—
PL International Value	1,002,797	—	24,711	1,264,220	(286,134)

	Change in Net Unrealized Appreciation (Depreciation) on
	Derivative Investments Recognized in the Statements of Operations
				Foreign	Interest
		Credit	Equity	Currency	Rate
Fund	Total	Contracts	Contracts	Contracts	Contracts

PL Inflation Managed	$535,341	$(450,042)	$—	$417,400	$567,983
PL Managed Bond	1,063,575	(2,809,572)	—	(1,416,243)	5,289,390
PL Short Duration Bond	31,893	—	—	13,305	18,588
PL Growth LT	168,091	—	—	168,091	—
PL International Value	(786,075)	—	972	(787,047)	—

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
13. SHARES OF BENEFICIAL INTEREST
     Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Changes in shares of beneficial interest of each Fund for the six-month period ended September 30, 2011 and the year ended March 31, 2011 were as follows:

	PL Floating Rate		PL Floating Rate		PL Inflation		PL Managed
	Income Fund (1)		Loan Fund (2)		Managed Fund (2)		Bond Fund (2)
	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended
	9/30/2011	3/31/2011	9/30/2011	3/31/2011	9/30/2011	3/31/2011	9/30/2011	3/31/2011

Class A
Shares sold				783,698		1,955,632		3,125,323
Dividends and distribution reinvested				59,430		192,834		476,813
Shares repurchased				(26,716)		(481,900)		(717,827)
Converted to Class P shares				(6,194,222)		(16,468,262)		(24,830,341)

Net decrease				(5,377,810)		(14,800,696)		(21,946,032)
Beginning shares outstanding				5,377,810		14,800,696		21,946,032

Ending shares outstanding				—		—		—

Class P
Shares sold			1,170,088	2,473,194	1,639,381	6,605,011	3,726,897	11,171,594
Dividends and distributions reinvested			—	147,193	—	529,088	—	1,296,521
Shares repurchased			(493,908)	(314,282)	(2,788,756)	(1,823,688)	(2,480,586)	(2,036,265)
Converted from Class A Shares			—	6,194,222	—	16,468,262	—	24,830,341

Net increase (decrease)			676,180	8,500,327	(1,149,375)	21,778,673	1,246,311	35,262,191
Beginning shares outstanding			8,500,327	—	21,778,673	—	35,262,191	—

Ending shares outstanding			9,176,507	8,500,327	20,629,298	21,778,673	36,508,502	35,262,191

Class I
Shares sold	3,494,423
Dividends and distribution reinvested	—
Shares repurchased	33,595

Net increase	3,528,018
Beginning shares outstanding	—

Ending shares outstanding	3,528,018

	PL Short Duration		PL Comstock		PL Growth		PL Large-Cap
	Bond Fund (2)		Fund (2)		LT Fund (2)		Growth Fund (2)
	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended
	9/30/2011	3/31/2011	9/30/2011	3/31/2011	9/30/2011	3/31/2011	9/30/2011	3/31/2011

Class A
Shares sold		1,426,601		840,641		515,246		565,551
Dividends and distribution reinvested		22,578		25,075		—		—
Shares repurchased		(94,972)		(199,075)		(175,781)		(200,745)
Converted to Class P shares		(8,923,737)		(12,653,081)		(8,299,570)		(8,286,576)

Net decrease		(7,569,530)		(11,986,440)		(7,960,105)		(7,921,770)
Beginning shares outstanding		7,569,530		11,986,440		7,960,105		7,921,770

Ending shares outstanding		—		—		—		—

Class P
Shares sold	1,385,103	4,291,769	3,259,037	2,223,407	1,101,584	1,755,602	1,280,723	3,571,915
Dividends and distributions reinvested	—	95,117	—	99,619	—	—	—	—
Shares repurchased	(869,289)	(1,239,556)	(336,291)	(1,248,603)	(2,463,550)	(752,995)	(240,154)	(1,122,789)
Converted from Class A Shares	—	8,923,737	—	12,653,081	—	8,299,570	—	8,286,576

Net increase (decrease)	515,814	12,071,067	2,922,746	13,727,504	(1,361,966)	9,302,177	1,040,569	10,735,702
Beginning shares outstanding	12,071,067	—	13,727,504	—	9,302,177	—	10,735,702	—

Ending shares outstanding	12,586,881	12,071,067	16,650,250	13,727,504	7,940,211	9,302,177	11,776,271	10,735,702

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	PL Large-Cap		PL Main Street		PL Mid-Cap		PL Mid-Cap
	Value Fund (2)		Core Fund (2)		Equity Fund (2)		Growth Fund (2)
	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended
	9/30/2011	3/31/2011	9/30/2011	3/31/2011	9/30/2011	3/31/2011	9/30/2011	3/31/2011
Class A
Shares sold		1,490,054		1,015,605		949,982		117,550
Dividends and distribution reinvested		51,066		12,032		5,986		66,283
Shares repurchased		(329,474)		(18,854)		(377,103)		(620,970)
Converted to Class P shares		(16,781,975)		(17,231,149)		(12,316,799)		(6,101,628)

Net decrease		(15,570,329)		(16,222,366)		(11,737,934)		(6,538,765)
Beginning shares outstanding		15,570,329		16,222,366		11,737,934		6,538,765

Ending shares outstanding		—		—		—		—

Class P
Shares sold	2,613,822	4,330,848	1,873,236	2,582,319	3,378,595	1,862,192	571,955	860,631
Dividends and distributions reinvested	—	190,557	—	82,836	—	89,164	—	495,234
Shares repurchased	(1,004,006)	(1,591,279)	(333,581)	(4,310,264)	(275,201)	(1,283,576)	(211,810)	(1,187,382)
Converted from Class A Shares	—	16,781,975	—	17,231,149	—	12,316,799	—	6,101,628

Net increase	1,609,816	19,712,101	1,539,655	15,586,040	3,103,394	12,984,579	360,145	6,270,111
Beginning shares outstanding	19,712,101	—	15,586,040	—	12,984,579	—	6,270,111	—

Ending shares outstanding	21,321,917	19,712,101	17,125,695	15,586,040	16,087,973	12,984,579	6,630,256	6,270,111

	PL Small-Cap		PL Small-Cap		PL Real Estate		PL Emerging
	Growth Fund (2)		Value Fund (2)		Fund (2)		Markets Fund (2)
	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended
	9/30/2011	3/31/2011	9/30/2011	3/31/2011	9/30/2011	3/31/2011	9/30/2011	3/31/201
Class A
Shares sold		27,664		157,009		18,349		64,136
Dividends and distribution reinvested		—		8,614		7,759		—
Shares repurchased		(234,932)		(160,735)		(423,437)		(7,619)
Converted to Class P shares		(2,523,721)		(4,458,487)		(3,535,609)		(3,969,965)

Net decrease		(2,730,989)		(4,453,599)		(3,932,938)		(3,913,448)
Beginning shares outstanding		2,730,989		4,453,599		3,932,938		3,913,448

Ending shares outstanding		—		—		—		—

Class P
Shares sold	515,109	717,380	872,147	3,207,574	755,289	688,375	1,675,224	1,054,854
Dividends and distributions reinvested	—	—	—	65,004	—	24,982	—	64,256
Shares repurchased	(798)	(521,752)	(141,821)	(540,987)	(218,705)	(596,295)	(148,776)	(710,469)
Converted from Class A Shares	—	2,523,721	—	4,458,487	—	3,535,609	—	3,969,965

Net increase	514,311	2,719,349	730,326	7,190,078	536,584	3,652,671	1,526,448	4,378,606
Beginning shares outstanding	2,719,349	—	7,190,078	—	3,652,671	—	4,378,606	—

Ending shares outstanding+	3,233,660	2,719,349	7,920,404	7,190,078	4,189,255	3,652,671	5,905,054	4,378,606

	PL International		PL International
	Large-Cap Fund (2)		Value Fund (2)
	Period ended	Year ended	Period ended	Year ended
	9/30/2011	3/31/2011	9/30/2011	3/31/2011

Class A
Shares sold		899,940		1,269,450
Dividends and distribution reinvested		76,898		61,755
Shares repurchased		(104,013)		(170,122)
Converted to Class P shares		(8,682,775)		(10,552,384)

Net decrease		(7,809,950)		(9,391,301)
Beginning shares outstanding		7,809,950		9,391,301

Ending shares outstanding		—		—

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	PL International		PL International
	Large-Cap Fund (2)		Value Fund (2)
	Period ended	Year ended	Period ended	Year ended
	9/30/2011	3/31/2011	9/30/2011	3/31/2011
Class P
Shares sold	4,489,409	1,645,551	3,147,006	1,627,362
Dividends and distributions reinvested	—	17,428	—	167,784
Shares repurchased	(223,519)	(1,366,892)	(223,065)	(2,855,965)
Converted from Class A Shares	—	8,682,775	—	10,552,384

Net increase	4,265,890	8,978,862	2,923,941	9,491,565
Beginning shares outstanding	8,978,862	—	9,491,565	—

Ending shares outstanding	13,244,752	8,978,862	12,415,506	9,491,565

(1)	The PL Floating Rate Income Fund commenced operations on June 30, 2011.

(2)	Class A shares were converted to Class P shares on July 2, 2010 (see Note 1 to Financial Statements).
14. INDEMNIFICATIONS
     Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

PACIFIC LIFE FUNDS
DISCLOSURE OF FUND EXPENSES
(Unaudited)
     We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include advisory fees, administration fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from April 1, 2011 to September 30, 2011.
ACTUAL EXPENSES
     The first section of the table for each fund entitled “Actual Fund Return”, provides information about actual account values and actual expenses based on each fund’s actual performance and each fund’s actual expenses, after any applicable advisory fee waivers and adviser expense reimbursement (See Notes 3 and 5 in Notes to Financial Statements). The “Ending Account Value at 09/30/11” column shown is derived from the fund’s actual performance; the “Annualized Expense Ratio” column shows the fund’s actual annualized expense ratio; and the “Expenses Paid During the Period 04/01/11-09/30/11” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from April 1, 2011 to September 30, 2011.
     You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each fund in your account, simply divide that fund’s value by $1,000.00 (for example, an $8,600.00 fund value divided by $1,000.00 = 8.6), then multiply the result by the number given for your fund(s) in the “Expenses Paid During the Period 04/01/11-09/30/11.”
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     The second section of the table for each fund, entitled “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and actual fund’s expenses, after any applicable advisory fee waivers and adviser expense reimbursement. It assumes that the fund had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.
     You may use the hypothetical example information to compare the ongoing costs of investing in the fund compared to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as initial sales charges (loads) or contingent deferred sales charges. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	the Period (1)
	Value at	Value at	Expense	04/01/11 -
	04/01/11	09/30/11	Ratio	09/30/11

PL Floating Rate Income Fund (2)

Actual Fund Return
Class I (2)	$1,000.00	$958.10	0.80%	$1.99
Hypothetical
Class I (2)	$1,000.00	$1,021.00	0.80%	$4.04

PL Floating Rate Loan Fund

Actual Fund Return
Class P	$1,000.00	$976.30	0.80%	$3.95
Hypothetical
Class P	$1,000.00	$1,021.00	0.80%	$4.04

PL Inflation Managed Fund

Actual Fund Return
Class P	$1,000.00	$1,065.50	0.56%	$2.89
Hypothetical
Class P	$1,000.00	$1,022.20	0.56%	$2.83

PL Managed Bond Fund

Actual Fund Return
Class P	$1,000.00	$998.10	0.55%	$2.75
Hypothetical
Class P	$1,000.00	$1,022.25	0.55%	$2.78

PL Short Duration Bond Fund

Actual Fund Return
Class P	$1,000.00	$1,002.00	0.55%	$2.75
Hypothetical
Class P	$1,000.00	$1,022.25	0.55%	$2.78

PL Comstock Fund

Actual Fund Return
Class P	$1,000.00	$825.20	0.89%	$4.06
Hypothetical
Class P	$1,000.00	$1,020.55	0.89%	$4.50

PL Growth LT Fund

Actual Fund Return
Class P	$1,000.00	$847.00	0.70%	$3.23
Hypothetical
Class P	$1,000.00	$1,021.50	0.70%	$3.54

PL Large-Cap Growth Fund

Actual Fund Return
Class P	$1,000.00	$876.50	0.88%	$4.13
Hypothetical
Class P	$1,000.00	$1,020.60	0.88%	$4.45
See explanation of references on page D-2

PACIFIC LIFE FUNDS
DISCLOSURE OF FUND EXPENSES (Continued)
(Unaudited)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	the Period(1)
	Value at	Value at	Expense	04/01/11 -
	04/01/11	09/30/11	Ratio	09/30/11

PL Large-Cap Value Fund

Actual Fund Return
Class P	$1,000.00	$859.40	0.80%	$3.72
Hypothetical
Class P	$1,000.00	$1,021.00	0.80%	$4.04

PL Main Street Core Fund

Actual Fund Return
Class P	$1,000.00	$874.60	0.60%	$2.81
Hypothetical
Class P	$1,000.00	$1,022.00	0.60%	$3.03

PL Mid-Cap Equity Fund

Actual Fund Return
Class P	$1,000.00	$797.30	0.80%	$3.59
Hypothetical
Class P	$1,000.00	$1,021.00	0.80%	$4.04

PL Mid-Cap Growth Fund

Actual Fund Return
Class P	$1,000.00	$822.90	0.85%	$3.87
Hypothetical
Class P	$1,000.00	$1,020.75	0.85%	$4.29

PL Small-Cap Growth Fund

Actual Fund Return
Class P	$1,000.00	$771.40	0.75%	$3.32
Hypothetical
Class P	$1,000.00	$1,021.25	0.75%	$3.79

PL Small-Cap Value Fund

Actual Fund Return
Class P	$1,000.00	$834.00	0.90%	$4.13
Hypothetical
Class P	$1,000.00	$1,020.50	0.90%	$4.55

PL Real Estate Fund

Actual Fund Return
Class P	$1,000.00	$862.10	1.05%	$4.89
Hypothetical
Class P	$1,000.00	$1,019.75	1.05%	$5.30

PL Emerging Markets Fund

Actual Fund Return
Class P	$1,000.00	$795.00	0.95%	$4.26
Hypothetical
Class P	$1,000.00	$1,020.25	0.95%	$4.80

PL International Large-Cap Fund

Actual Fund Return
Class P	$1,000.00	$823.70	1.00%	$4.56
Hypothetical
Class P	$1,000.00	$1,020.00	1.00%	$5.05

PL International Value Fund

Actual Fund Return
Class P	$1,000.00	$799.20	0.80%	$3.60
Hypothetical
Class P	$1,000.00	$1,021.00	0.80%	$4.04

(1)	Expenses paid during the six-month period are equal to the fund’s annualized expense ratio (shown in table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year or applicable period, then divided by 366 days.

(2)	The PL Floating Rate Income Fund commenced operations on June 30, 2011. The actual fund return and expenses paid during the period by this fund were for the period from June 30, 2011 to September 30, 2011 instead of the entire six-month period. The hypothetical return is based on the entire six-month period for comparison purposes.

PACIFIC LIFE FUNDS
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
AND FUND MANAGEMENT AGREEMENTS
(Unaudited)
     The Board of Trustees (the “Trustees” or “Board”) of Pacific Life Funds (the “Trust”) oversees the management of each of the separate funds of the Trust (each a “Fund” and collectively, the “Funds”), and, as required by Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), initially approves, and determines annually whether to renew, the investment advisory agreement (the “Advisory Agreement”) with Pacific Life Fund Advisors LLC (“PLFA”) and each of the fund management agreements (the “Fund Management Agreements,” together with the Advisory Agreement, the “Agreements”) with the various sub-advisers (“Fund Managers”). PLFA serves as the investment adviser for all of the Funds and manages directly the five Portfolio Optimization Funds, and also directly manages, under the name “Pacific Asset Management,” the PL Money Market Fund and PL Income Fund. For all other Funds, PLFA has retained other firms to serve as Fund Managers under PLFA’s supervision. The Board, including all of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”), last renewed the Agreements at an in-person meeting of the Trustees held on December 7, 2010.1 The description below does not relate to the approvals at that meeting, but to an approval that occurred since that meeting during the fiscal period April 1, 2011 through September 30, 2011.
     At an in-person meeting on March 23, 2011, the Board, including all of the Independent Trustees, approved the establishment and designation, effective June 30, 2011, of a newly organized Fund of the Trust, the PL Floating Rate Income Fund. PLFA, under the name Pacific Asset Management, will directly manage the PL Floating Rate Income Fund. In connection with the approval of the PL Floating Rate Income Fund, the Board also approved, effective June 30, 2011, the Advisory Agreement with PLFA with respect to the PL Floating Rate Income Fund.
     The Trustees’ determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. In reviewing the materials presented and in considering the information in the presentations, the Trustees did not identify any single issue or particular information that, in isolation, would be a controlling factor in making a final decision regarding the proposed Agreement. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. The following summary describes the most important, but not all, of the factors considered by the Trustees in approving the Agreement, and in the case of the Independent Trustees, certain factors were considered in light of the legal advice furnished to them by independent legal counsel. This discussion is not intended to be all-inclusive.
     In evaluating the PLFA Advisory Agreement, the Board, including the Independent Trustees, considered the following factors, among others:
1. Nature, Extent and Quality of Services to be Provided
     The Trustees considered the depth and quality of PLFA’s investment management process, including its sophisticated monitoring and oversight of the other series of the Trust; its direct management of certain series of the Trust; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Trustees considered the high quality of the products and services provided by PLFA and its affiliates, such as the many educational services and tools to assist intermediaries in effectively understanding and meeting shareholder needs. The Trustees also noted that PLFA regularly informs the Trustees about matters relevant to the Trust and its shareholders.
     The Trustees also considered that PLFA’s investment, legal and compliance professionals have access to and utilize a variety of resources and systems relating to investment management, compliance, trading, performance, security valuation and fund accounting. The Trustees further considered PLFA’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems.
     The Trustees considered the benefits to shareholders of retaining PLFA to serve as the adviser to the PL Floating Rate Income Fund and to directly manage the Fund within its Pacific Asset Management (“PAM”) business unit in light of the nature, extent, and quality of services expected to be provided. The Trustees considered the ability of PLFA and PAM to provide an appropriate level of support and resources to the Fund and whether PLFA and PAM have sufficiently qualified personnel to provide the investment management, compliance and monitoring services required for the PL Floating Rate Income Fund. The Trustees based this review on information and materials provided to them by PLFA and PAM. The Trustees also considered the background and experience of PLFA and PAM’s senior management and the significant amount of attention expected to be given to the PL Floating Rate Income Fund by PLFA and PAM’s management and staff. The Trustees also considered various materials relating to PLFA (including PAM), including copies of PLFA’s Form ADV; financial information; and other information deemed relevant to the Trustees’ evaluation.
     The Trustees considered that under the PLFA Advisory Agreement, PLFA would be responsible for providing the investment management services for the PL Floating Rate Income Fund’s assets, including investment research, advice and supervision, and determining which securities would be purchased or sold by the PL Floating Rate Income Fund. The Trustees considered that the investment management services would be provided by the PAM unit, and that other units of PLFA would provide monitoring, compliance and other services, including reporting to the Board. The Trustees considered the quality of the management services expected to be provided to the PL Floating Rate Income Fund over both the short- and long-term, the organizational depth and resources of PLFA (including PAM), including the background and experience of PAM’s management and the expertise of the fund management team, as well as the investment strategies, processes and

[1]	At the December 7, 2010 meeting, the Board did not consider the continuance of the Fund Management Agreements relating to the PL International Value, PL Floating Rate Loan and PL Comstock Funds, as those agreements were not up for renewal at that time.

PACIFIC LIFE FUNDS
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
AND FUND MANAGEMENT AGREEMENTS (Continued)
(Unaudited)
philosophy to be used with respect to the investment strategy. In making these assessments, the Trustees were aided by the in-person presentation and materials provided by PLFA and PAM. The Trustees noted that PLFA serves as adviser to each Fund of the Trust and directly manages, within its PAM business unit, the PL Income and PL Money Market Funds, each a series of the Trust, and the Cash Management and High Yield Bond Portfolios, each a series of Pacific Select Fund. The Board noted that PLFA would monitor numerous investment, performance and compliance metrics for the PL Floating Rate Income Fund over daily, weekly, monthly, quarterly and annual periods.
     The Trustees considered the monitoring and additional services that would be provided by PLFA to the Fund, including assistance with security valuation, risk management oversight, preparation of periodic performance and financial reports, review of trade execution and coordination of other service providers to the Trust. In addition, the Trustees considered that they had previously reviewed and approved PLFA’s written compliance policies and procedures and that the Trust’s Chief Compliance Officer (“CCO”) had previously provided an assessment of PLFA’s compliance programs as required under Rule 38a-1 of the 1940 Act and its code of ethics. The Trustees further noted the compliance monitoring to be conducted by PLFA and PAM on an ongoing basis and also noted the procedures and systems necessary to maintain compliance with applicable laws and regulations as well as the resources that PLFA and PAM dedicate to these programs.
     The Board concluded that it was satisfied with the nature, extent and quality of the investment management, compliance and monitoring services anticipated to be provided by PLFA to the PL Floating Rate Income Fund under the PLFA Advisory Agreement.
2. Performance
     The Trustees considered PLFA’s experience managing funds directly within PAM and its qualifications to manage the PL Floating Rate Income Fund. Because this consideration related to a newly organized fund, no actual performance records were available. However, the Trustees considered the investment process and techniques to be used by PAM for the PL Floating Rate Income Fund and PAM’s experience directly managing other Funds of the Trust, two portfolios of Pacific Select Fund, and Pacific Life Insurance Company’s general account. Additionally, the Board considered certain factors concerning performance in connection with its consideration of this matter, as described below.
     The Trustees considered information about the historical performance of an account managed according to the strategies expected to be used in the PL Floating Rate Income Fund by the same fund management team that would manage the PL Floating Rate Income Fund (the “Comparable Performance”). The Trustees considered the Comparable Performance against a pertinent benchmark index and Morningstar peer group for the most recent quarter, one-, and three-year periods as of December 31, 2010. The Trustees also considered the Comparable Performance against a pertinent benchmark index and Morningstar peer group for the four most recent calendar year periods as of December 31, 2010.
     The Board determined that the performance record of PAM’s investment team was acceptable.
3. Advisory Fees
     The Trustees requested, received and reviewed information from PLFA relating to the proposed advisory fee and total operating expenses for the PL Floating Rate Income Fund. The Trustees reviewed the advisory fees and total operating expense ratios for the PL Floating Rate Income Fund and compared such amounts with the average fee and expense levels of other funds in applicable peer fund groups. The Trustees also noted that the Fund was subject to expense limits agreed to by PLFA. The Trustees considered that the proposed advisory fee rate would be in line with industry averages for similar funds based on the data presented to the Board.
     The Board concluded that the compensation payable under the PLFA Advisory Agreement is fair and reasonable.
4. Costs, Level of Profits and Economies of Scale
     The Trustees reviewed information regarding PLFA’s projected costs of sponsoring the PL Floating Rate Income Fund and information regarding the anticipated potential profitability of the proposed PL Floating Rate Income Fund to PLFA.
     Costs and Profitability. The Trustees considered the cost of services to be provided and projected profits to be realized by PLFA from the relationship with the PL Floating Rate Income Fund based on the projected assets, income and expenses of PLFA in its relationship with the Fund. The Trustees noted that this information contains estimates because there is no actual operating history for the PL Floating Rate Income Fund. The Trustees considered the overall financial soundness of PLFA. The Trustees reviewed projected profitability information with respect to the profit or loss to PLFA from the PLFA Advisory Agreement. The Trustees reviewed the revenues and other benefits that are expected to be derived by PLFA from the PL Floating Rate Income Fund.
     Economies of Scale. The Trustees considered the extent to which economies of scale may be realized by the PL Floating Rate Income Fund and the Trust as assets grow. Because the PL Floating Rate Income Fund does not have any operating history and no assets, no economies of scale exist at this time with respect to the PL Floating Rate Income Fund. The Trustees also noted that the Fund’s advisory schedule does not contain breakpoints, but there is an expense limitation agreement in place for the PL Floating Rate Income Fund and that PLFA had stated it would consider the implementation of breakpoints in the future, as warranted.

PACIFIC LIFE FUNDS
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
AND FUND MANAGEMENT AGREEMENTS (Continued)
(Unaudited)
     The Board concluded that the fee structure of the PL Floating Rate Income Fund reflected in the PLFA Advisory Agreement was fair and reasonable.
5. Ancillary Benefits
     The Trustees received from PLFA information concerning other benefits that may be received by PLFA and its affiliates as a result of its relationship with the PL Floating Rate Income Fund, including fees for administrative services and reimbursement at an approximate cost basis for certain support services. The Trustees considered that PAM represented that it does not anticipate utilizing soft dollars or an affiliated broker dealer for trades. The Trustees considered that the potential benefits that could be derived by PLFA and PAM from their relationships with the PL Floating Rate Income Fund may include larger assets under management and reputational benefits, which are consistent with those generally derived by investment advisers to mutual funds.
6. Conclusion
     Based on its review, including the consideration of each of the factors referred to above, the Board found that: (i) the compensation payable under the PLFA Advisory Agreement is fair and reasonable; and (ii) the PLFA Advisory Agreement is in the best interests of the PL Floating Rate Income Fund and its shareholders. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

PACIFIC LIFE FUNDS
WHERE TO GO FOR MORE INFORMATION
(Unaudited)
Availability of Quarterly Holdings
     The Trust files Form N-Q (complete schedules of fund holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Trust’s Form N-Q, (when required) is filed pursuant to applicable regulation and is available after filing (i) on the SEC’s Web site at www.sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington, D.C. (Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the Trust’s Webpage at www.pacificlife.com/pacificlifefunds.htm. The SEC may charge you a fee for this information.
Availability of Proxy Voting Record
     By August 31 of each year, the Trust files information regarding how portfolio managers voted proxies relating to fund securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Trust’s’ Website and on the SEC’s Website noted below.
Information Relating to Investments Held by the Pacific Life Funds
     For complete descriptions of the various securities and other instruments held by the Trust and their risks, please see the Trust’s prospectus and Statement of Additional Information (“SAI”). For a description of bond ratings, please see the Trust’s SAI. The prospectus and SAI are available as noted below.
Availability of Proxy Voting Policies
      A description of the Proxy Voting Policies and Procedures that the Trust uses to determine how to vote proxies relating to fund securities is described in the Trust’s SAI.
How to obtain Information
      The Trust’s prospectus, SAI (including Proxy Voting Policies) and the Portfolio Optimization Funds’ annual and semi-annual reports are available:
•	On the Trust’s Website at www.pacificlife.com/pacificlifefunds.htm

•	On the SEC’s Website at www.sec.gov

•	Upon request by calling, without charge, 1-800-722-2333, 7 a.m. through 5 p.m. Pacific Time

Item 2.	Code of Ethics.
Not applicable.

Item 3.	Audit Committee Financial Expert.
Not applicable.

Item 4.	Principal Accountant Fees and Services.
Not applicable.

Item 5.	Audit Committee of Listed registrants.
Not applicable.

Item 6.	Investments.
(a)	Schedule I.
(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.	Controls and Procedures.
(a)	The Chief Executive Officer and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.
(b)	There were no changes in Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)(1)	Code of Ethics — Not applicable.

(a)(2)	Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99 CERT.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is attached hereto as Exhibit 99.906 CERT pursuant to Section 906 of the Sarbanes Oxley Act of 2002.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Life Funds
By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date: 12/7/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date: 12/7/11

By:	/s/ Brian D. Klemens
Brian D. Klemens
Treasurer (Principal Financial and Accounting Officer)

Date: 12/7/11